                                                       '33 ACT FILE NO. 33-37128
                                                       '40 ACT FILE NO. 811-3365

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                   ACT OF 1933

                         PRE-EFFECTIVE AMENDMENT NO. [ ]

                       POST-EFFECTIVE AMENDMENT NO. 14 [X]

                                     AND/OR

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                              AMENDMENT NO. 168 [X]
                        (CHECK APPROPRIATE BOX OR BOXES.)

                    METLIFE INVESTORS USA SEPARATE ACCOUNT A
                           (EXACT NAME OF REGISTRANT)

                     METLIFE INVESTORS USA INSURANCE COMPANY
                               (NAME OF DEPOSITOR)

                22 CORPORATE PLAZA DRIVE, NEWPORT BEACH, CA 92660

         (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

        DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE:  800-989-3752

                               RICHARD C. PEARSON
                   EXECUTIVE VICE PRESIDENT & GENERAL COUNSEL
                     METLIFE INVESTORS USA INSURANCE COMPANY
                22 CORPORATE PLAZA DRIVE, NEWPORT BEACH, CA 92660
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE SPACE)

[X] IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (b) OF RULE 485
[ ] ON MAY 1, 2003, PURSUANT TO PARAGRAPH (b) OF RULE 485
[ ] 60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (a) OF RULE 485
[ ] ON [DATE] PURSUANT TO PARAGRAPH (a) OF RULE 485

IF APPROPRIATE, CHECK THE FOLLOWING BOX:

[ ] THIS POST-EFFECTIVE AMENDMENT DESIGNATES A NEW EFFECTIVE DATE FOR A
    PREVIOUSLY FILED POST-EFFECTIVE AMENDMENT.

Title of Securities Registered:
     Group Variable Annuity Contracts

                                   PART A

                GROUP FLEXIBLE PAYMENT VARIABLE ANNUITY CONTRACTS

                                 issued by

                     METLIFE INVESTORS USA SEPARATE ACCOUNT A

                                       and

                     METLIFE INVESTORS USA INSURANCE COMPANY
     ----------------------------------------------------------------------

This Prospectus gives you important information about the group flexible payment fixed and variable annuity contracts issued by MetLife Investors USA
Separate Account A (the "Separate Account") by MetLife Investors USA
Insurance Company ("MetLife Investors USA) (the "Contracts"). Please read it carefully before you invest and keep it for future reference. The Contracts provide annuity benefits through distributions made from certain retirement plans that qualify for special Federal income tax treatment ("qualified plans").

You decide how to allocate your money among the available investment choices. You may choose to allocate your payments to the General Account, which is a fixed account (not described in this Prospectus) that offers an interest rate guaranteed by MetLife Investors USA Insurance Company, or to the Separate Account. The Separate Account, in turn, invests in the following underlying mutual funds:

         ALGER AMERICAN FUND (Class 0)

               Small Capitalization Portfolio

         AMERICAN FUNDS INSURANCE SERIES (Class 2)

               Growth Fund
               Growth-Income Fund
               Global Small Capitalization Fund

         FIDELITY INVESTMENT VARIABLE INSURANCE PRODUCTS FUND (Initial Class)

               VIP Asset Manager Portfolio
               VIP Contrafund Portfolio
               VIP Growth Portfolio
               VIP Money Market Portfolio
               VIP Overseas Portfolio*

         MET INVESTORS SERIES TRUST (Class A)

               Met/AIM Small Cap Growth Portfolio
               J.P. Morgan Quality Bond Portfolio
               Lord Abbett Bond Debenture Portfolio
               Lord Abbett Growth and Income Portfolio
               PIMCO Innovation Portfolio
               PIMCO Total Return Portfolio
               Third Avenue Small Cap Value Portfolio

         METROPOLITAN SERIES FUND, INC. (Class A)

                Alger Equity Growth Portfolio
                Davis Venture Value Portfolio
                FI Mid Cap Opportunities Portfolio
                Harris Oakmark Focused Value Portfolio
                Harris Oakmark Large Cap Value Portfolio
                Lehman Brothers Aggregate Bond Index Portfolio
                MetLife Mid Cap Stock Index Portfolio
                MetLife Stock Index Portfolio
                MFS(r) Total Return Portfolio
                Morgan Stanley EAFE Index Portfolio
                Russell 2000 Index Portfolio
                State Street Research Aurora Portfolio
                State Street Research Bond Income Portfolio
                State Street Research Large Cap Value Portfolio

         SCUDDER VARIABLE LIFE INVESTMENT FUND (Class A)

               International Portfolio

         T. ROWE PRICE GROWTH STOCK FUND*

            *AT THIS TIME, FIDELITY VIP OVERSEAS PORTFOLIO AND T. ROWE PRICE
             GROWTH STOCK FUND ARE NOT AVAILABLE FOR USE WITH CONTRACTS PURCHASED IN CONNECTION WITH 403(B) PLANS.

You can choose any combination of these investment choices. Your Participant's Account will vary daily to reflect the investment experience of the funding options selected. These mutual funds are described in detail in the fund prospectuses that are attached to or delivered with this Prospectus. Please read these prospectuses carefully before you invest.

The contracts:

o        are not bank deposits
o        are not FDIC insured
o        are not insured by any federal government agency
o        are not guaranteed by any bank or credit union
o        may be subject to loss of principal

If you would like more information about the Contracts, you can obtain a copy of the Statement of Additional Information ("SAI") dated May 1, 2003. The SAI is legally considered a part of this Prospectus as though it were included in the Prospectus. The Table of Contents of the SAI appears on page ____ of the Prospectus. To request a free copy of the SAI or to ask questions, write or call:

                     MetLife Investors USA Insurance Company
                            22 Corporate Plaza Drive
                          Newport Beach, CA 92660-7901
                              Phone: (800) 343-8496


The Securities and Exchange Commission ("SEC") has a website
(http://www.sec.gov) which you may visit to view this Prospectus, the SAI, or additional material that also is legally considered a part of this Prospectus, as well as other information.

THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES NOR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS

                                                                          PAGE
                                                                          ----

Glossary                                                                    6
Summary of the Contracts                                                    9
Fee Tables and Examples                                                    15
Financial and Performance Information                                      22
Description of The Insurance Company,
The General Account, The Separate Account, The Funds and
Service Providers                                                          23
        The Insurance Company                                              23
        The General Account                                                24
        The Separate Account                                               24
        The Funds                                                          25
        Principal Underwriter                                              29
        Servicing Agent                                                    29
        Custodian                                                          29
Contract Charges                                                           29
        Premium Taxes                                                      30
        Surrender Charge                                                   30
        Administrative Fees                                                32
        Transaction Charges                                                33
        Mortality and Expense Risk Charges                                 33
        Distribution Expense Charge (Sales Load)                           33
        Federal, State and Local Taxes                                     34
        Free Look Period                                                   34
        Deferred Compensation Plans                                        34
Description of the Contracts                                               35
        General                                                            35
        Assignment                                                         35
        Purchase Payments                                                  36
        Transfers                                                          36
        Loans (403(b) Plans only)                                          37
        Modification of the Contracts                                      37
Accumulation Period                                                        38
        Crediting Accumulation Units in the Separate Account               38
        Surrender from the Separate Account                                39
        Account Statements                                                 40
Annuity Benefits                                                           41
        Variable Annuity Payments                                          41
        Election of Annuity Date and Form of Annuity                       42
        Frequency of Payment                                               44
        Level Payments Varying Annually                                    44
        Annuity Unit Values                                                45
Death Benefits                                                             45
        Death Before the Annuity Date                                      45
        Death After the Annuity Date                                       47
Federal Tax Considerations                                                 48
Voting Rights                                                              52
Legal Proceedings                                                          53
Additional Information                                                     53
Table of Contents of Statement of Additional Information

APPENDIX A
        Condensed Financial Information

APPENDIX B
        Participating Investment Portfolios

MetLife Investors USA does not intend to offer the Contracts anywhere or to anyone to whom they may not lawfully be offered or sold. MetLife Investors USA has not authorized any information or representations about the Contracts other than the information in this Prospectus, the attached prospectuses, or supplements to the prospectuses or any supplemental sales material MetLife Investors USA authorizes.

                                    GLOSSARY

These terms have the following meanings when used in this Prospectus:

ACCUMULATION UNIT - A measuring unit used to determine the value of your interest in a Separate Account Series under a Contract at any time before Annuity payments commence.

ANNUITANT - The person on whose life Annuity payments under a Contract are based.

ANNUITY - A series of income payments made to an Annuitant for a defined period of time.

ANNUITIZATION or ANNUITY DATE - The date on which Annuity payments begin.

ANNUITY UNIT - A measuring unit used to determine the amount of Variable Annuity payments based on a Separate Account Series under a Contract after such payments have commenced.

ASSUMED INVESTMENT RETURN - The investment rate selected by the Annuitant for use in determining the Variable Annuity payments.

BENEFICIARY - The person who has the right to a Death Benefit upon your death.

BUSINESS DAY - Each Monday through Friday except for days the New York Stock Exchange is not open for trading.

CERTIFICATE - The form you are given which describes your rights under the Contract. No Certificates are issued for certain deferred compensation or qualified retirement plans.

CERTIFICATE DATE - The date you are issued a Certificate. If you are not issued a Certificate, this is the date when your Account is established.

CERTIFICATE YEAR - The 12 month period that begins on your Certificate Date and on each anniversary of this date.

CONTRACT - The agreement between the Owner and MetLife Investors USA covering your rights.

FIXED ANNUITY - An Annuity providing guaranteed level payments. These payments are not based upon the investment experience of the Separate Account.

FREE LOOK PERIOD - The 20-day period when you first receive your Contract. During this time period, you may cancel your Contract for a full refund of all Purchase Payments (or the greater of Purchase Payments or the Contract Value in some states).

FREE WITHDRAWAL AMOUNT - The amount that can be withdrawn in a Contract Year without incurring a surrender charge.

FUND - A diversified, open-end management investment company, or series thereof, registered under the Investment Company Act of 1940 ("1940 Act") which serves as the underlying investment medium for a Series in the Separate Account.

GENERAL ACCOUNT - All assets of MetLife Investors USA other than those in the Separate Account or any of its other segregated asset accounts.

NORMAL ANNUITY DATE- The date on which Annuity payments begin if you do not select another date. It is the later of the Contract anniversary nearest the Annuitant's 75th birthday or the 10th anniversary of the Contract Date.

OWNER - The person who has title to the Contract.

PARTICIPANT - You, the person who makes Purchase Payments, or the person for whom Purchase Payments are made.

PARTICIPANT'S ACCOUNT - The sum of your interest in the Separate Account Series and your interest in the General Account. Your interest in the Separate Account Series is the sum of the values of the Accumulation Units. Your interest in the General Account is the accumulated value of the amounts allocated to the General Account plus credited interest as guaranteed in the Contract, less any prior withdrawals and/or amounts applied to Annuity options.

PLAN - The 403(b) plan, deferred compensation plan, qualified retirement plan, or individual retirement annuity to which the Contract is issued.

PURCHASE PAYMENT - The amounts paid by or for you to MetLife Investors USA in order to provide benefits under the Contract.

SEPARATE ACCOUNT - The segregated asset account entitled "MetLife Investors USA Separate Account A" which has been established by MetLife Investors USA under Delaware law to receive and invest amounts allocated by you and by other contract owners and to provide Variable Annuity benefits under the Contracts. The Separate Account is registered as a unit investment trust under the 1940 Act.

SERIES - The Accumulation Unit values and Annuity Unit values maintained separately for each Fund whose securities are owned by the Separate Account.

SURRENDER CHARGE - A percentage charge which is deducted when you fully or partially surrender. The amount varies depending on how long Purchase Payments have been with MetLife Investors USA.

VALUATION DATE - Any Business Day used by the Separate Account to determine the value of part or all of its assets for purposes of determining Accumulation and Annuity Unit values for the Contract. Accumulation Unit values will be determined each Business Day. There will be one Valuation Date in each calendar week for Annuity Unit values. MetLife Investors USA will establish the Valuation Date at its discretion, but until notice to the contrary is given, that date will be the last Business Day in a week.

VALUATION PERIOD - The period of time from one Valuation Date through the next Valuation Date.

VARIABLE ANNUITY - An Annuity providing payments that will vary annually in accordance with the net investment experience of the applicable Separate Account Series.



                            SUMMARY OF THE CONTRACTS

THE CONTRACTS

The Contracts may be offered to:

      -     Qualified Plans such as:

            - Section 403(b) tax-sheltered annuities; - Section 457 deferred compensation plans; and - Section 401 pension and profit sharing plans.

Note: The dollars in a Qualified Plan are tax deferred. Contracts purchased for use with a Qualified Plan provide no additional tax deferral, and there should be reasons other than tax deferral for purchasing the contract.

THIS PROSPECTUS APPLIES ONLY TO THE VARIABLE PORTION OF THE CONTRACT

[SIDE BAR:     Please see the section "Federal Tax Considerations"
               on page ____ for more information.]

PURCHASE PAYMENTS

Purchase Payments under the Contracts are made to the General Account, the Separate Account, or allocated between them. The minimum Purchase Payment is as little as $20, but there is an annual minimum of $240 (for IRAs, the minimum is $2,000 for an initial Purchase Payment and $500 for each additional payment).

There is no initial sales charge; however, the charges and deductions described under "Contract Charges" on page ___ will be deducted from the Participant's Account.

Amounts allocated to the General Account may be transferred to the Separate Account subject to certain limitations as to time and amount. Unless you have exercised a special option, the minimum transfer is the lesser of $500 or the balance of your Account in the Series.

You can transfer amounts allocated to the Separate Account:

      - between any of the mutual fund investment choices, at any time and as many times as you choose

      - to the General Account at any time before the amount has been applied to a variable annuity option


[SIDE BAR: Please see "Transfers" on page ____ for more information.]

SEPARATE ACCOUNT

Purchase Payments allocated to the Separate Account are invested at net asset value in Accumulation Units in one or more of 32 Series, each of which invests in one of the following 32 Funds:

        Funds                                       Investment Advisers
        ------------------------------------        ------------------------
        ALGER AMERICAN FUND (Class 0)               Fred Alger Management, Inc.

        Small Capitalization Portfolio

        AMERICAN FUNDS INSURANCE SERIES (Class 2)   Capital Research and
                                                    Management Company ("CRM")

        American Funds Growth Fund
        American Funds Growth-Income Fund
        American Global Small Capitalization Fund

        FIDELITY INVESTMENTS VARIABLE               Fidelity Management &
          INSURANCE PRODUCT FUNDS (Initial Class)   Research Co. ("FMR")

        Asset Manager Portfolio
        Contrafund Portfolio
        Growth Portfolio
        Money Market Portfolio
        Overseas Portfolio

        MET INVESTORS SERIES TRUST (Class A)        Met Investors Advisory, LLC
                                                    ("MIA")(1)(2)
        Met/AIM Small Cap Growth Portfolio
        J.P. Morgan Quality Bond Portfolio
        Lord Abbett Bond Debenture Portfolio
        Lord Abbett Growth and Income Portfolio
        PIMCO Innovation Portfolio
        PIMCO Total Return Portfolio
        Third Avenue Small Cap Value Portfolio

         METROPOLITAN SERIES FUND, INC. (Class A)   (MetLife Advisers, LLC
                                                    ("MA") (1)(2)

         Alger Equity Growth Portfolio
         Davis Venture Value Portfolio
         FI Mid Cap Opportunities Portfolio
         Harris Oakmark Focused Value Portfolio
         Harris Oakmark Large Cap Value Portfolio
         Lehman Brothers Aggregate Bond Index Portfolio
         MetLife Mid Cap Stock Index Portfolio
         MetLife Stock Index Portfolio
         MFS(r) Total Return Portfolio
         Morgan Stanley EAFE Index Portfolio
         Russell 2000 Index Portfolio
         State Street Research Aurora Portfolio
         State Street Research Bond Income Portfolio
         State Street Research Large Cap Value Portfolio

SCUDDER VARIABLE LIFE INVESTMENT FUND               Scudder, Stevens, &
                                                    Clark, Inc.
         International Portfolio

T. ROWE PRICE GROWTH STOCK FUND                     Price Associates, Inc.
____________________

Note 1. These investment advisers have engaged subadvisers to provide investment advice for individual investment portfolios.

Note 2.  MIA and MA are affiliates of MetLife Investors USA.

[SIDE BAR: Please see "The Separate Account" on page ____ and "The Funds" on page ____ for more information.]

CHARGES AND DEDUCTIONS

The following fees and expenses apply to your Contract:

                      Fee or expense                      Amount of fee
                      --------------                      -------------
DAILY DEDUCTIONS

        -      Distribution expenses                      .000274%
                                                          (.10% per year)

        -      Mortality and Expense risks                .003425%
                                                          (1.25% per year)

ANNUAL DEDUCTIONS

There is an Administrative Fee of $21.50 plus $2.50 for each Series in which you invest. MetLife Investors USA will waive these administrative fees for any Certificate Year during which you contribute $2,000 or more to your account or your Participant's Account has a value at the end of the Certificate Year of $10,000 or more. This reduction is permanent for Certificates issued before the termination or reduction of the waiver. (No such termination or reduction of the waiver is contemplated at this time).

TRANSACTION CHARGES

A charge of $10 may be deducted for:

      -     A transfer from any Series;

      - A full or partial surrender (the charge will be no more than 2% of the amount of the surrender); or

      -     Annuitization of all or a part of your Participant's Account.

Effective as of March 8, 1993, the transaction charge for transfers from any Series has been waived.

SURRENDER CHARGE (CONTINGENT DEFERRED SALES CHARGE)

   -  Deducted if you request a full          7% of Purchase Payment and amounts
      or partial withdrawal of                credited to it. This charge
      Purchase Payments from the              applies for 60 months after the
      Separate Account within 60              Purchase Payment is received.
      months after the Purchase Payment
      is made.


However, for 403(b) plans, we will not deduct any percentage surrender charge once nine (9) full years have elapsed since your Certificate Date; and for the first surrender in each year, you may surrender up to 10% of the value of your interest in the Separate Account without a surrender charge. WITHDRAWALS FROM 403(b) PLANS MAY BE RESTRICTED BY THE CODE.

The following expenses may be waived for certain deferred compensation plans:

      -     administrative fees
      -     transaction charges
      -     distribution fees
      -     sales charges on certain surrenders


PREMIUM TAXES

      -     Payable to a state or government                0% - 4.0%
            agency with respect to your Contract.
            It may be deducted on or after the date
            the tax is incurred.
            Currently, MetLife Investors USA deducts these taxes upon annuitization.

[SIDE BAR: Please see "Contract Charges" on page ___ for more information.]

FREE LOOK PERIOD

You may cancel your interest in the Contract within 20 days after you receive your Certificate (or longer depending on state law) for a full refund of all Purchase Payments (or the greater of Purchase Payments or the Participant's Account in some states). Purchase Payments allocated to the Separate Account will be initially allocated to the Money Market Portfolio during the Free Look Period.

[SIDE BAR: Please see "Free Look Period" on page ____ for more information.]

VARIABLE ANNUITY PAYMENTS

You select the Annuity Date, an Annuity payment option and an assumed investment return. You may change any of your selections before your Annuity Date. Your monthly Annuity payments will start on the Annuity Date and will vary from year to year based on a comparison of the assumed investment returns you selected with the actual investment experience of the Series in which the Participant's Account is invested.

If your monthly payments from a particular Series are less than $50, MetLife Investors USA may change the frequency of your payments so that each payment will be at least $50 from that Series.

SURRENDER

You may surrender all or part of your Participant's Account before the Annuity Date. You may not make a partial withdrawal if:

      - it would cause your interest in any Series of the General Account to fall below $200 (unless you are surrendering your entire interest in a Series)

However, if you are withdrawing the entire amount allocated to a Series; these restrictions do not apply.

You may be assessed a surrender charge. In addition, any amounts surrendered will be taxed as ordinary income and may be subject to a penalty tax under the Internal Revenue Code. Certain restrictions apply for qualified contracts.

[SIDE BAR:   Please see "Surrender Charge" on page ___ and "Federal Tax
             Considerations" on page ___ for more information.]

LOANS - 403(b) PLANS ONLY

You may be able to obtain a loan from money you have allocated to the General Account. Loan proceeds may be considered taxable distributions under the Internal Revenue Code in the event of a default in the repayments.

MetLife Investors USA:

--     may terminate loans
--     change the terms under which loans are made

Any action taken by MetLife Investors USA would not affect outstanding loans.

DEATH BENEFIT

You name your Beneficiary(ies). If you die before attaining age 65 and prior to the Annuity Date, the amount of any lump sum settlement will be the greater of:

      -     the total of all Purchase Payments less any partial withdrawals; or
      -     the value of the Participant's Account at settlement.

If the death occurs on or after age 65, the death benefit will be equal to the Participant's Account.

[SIDE BAR: Please see "Death Benefits" on page ____ for more information.]

FEE TABLES AND EXAMPLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS. STATE PREMIUM TAXES MAY ALSO BE DEDUCTED.
_________________________________________________________________________
OWNER TRANSACTION EXPENSES TABLE

SURRENDER CHARGE (Note 1)                              7%
   [as a percentage of amounts accumulated
   with respect to a purchase payment,
   including earnings or losses credited
   to the purchase payment)

TRANSACTION CHARGE (Note 2)
   (each surrender and annuitization)                  $10

TRANSFER FEE (Note 3)                                  $10
                                                       per transfer
__________________________________________________________________________

Note 1. Surrender charges decline based on date of purchase payment. (See Expenses - Surrender Charge)

Number of Complete months from
Receipt of Purchase Payment                  % Charge
---------------------------                  --------
         60 months or less                      7
         More than 60 months                    0

Amounts surrendered are attributed to Purchase Payments made (and any accumulation) on a first-in, first-out basis.

Note 2. In the event of a surrender, the charge is the lesser of $10 or 2% of the amount surrendered.

Note 3. This fee applies to each transfer from a Series. We currently waive this charge

THE NEXT TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FUND FEES AND EXPENSES.
___________________________________________________________________________
PERIODIC FEES AND EXPENSES TABLE

ADMINISTRATIVE CHARGE (Note 1)                      $21.50 plus
  (deducted annually)                               $2.50 for each Series

SEPARATE ACCOUNT ANNUAL EXPENSES
     (referred to as Separate Account
     Product Charges) (as a percentage of
     average account value in the
     Separate Account)

Mortality and Expense Charge                         1.25%
Distribution Expense Charge                          0.10%
                                                     -----
Total Separate Account Annual Expenses               1.35%
________________________________________________________________________________

Note 1. The administrative charge is currently waived if you make purchase payments of $2,000 or more in a Certificate Year or if your Series Participant's Account value is $10,000 or more at the end of the Certificate Year.

THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU
OWN THE CONTRACT. MORE DETAIL CONCERNING EACH FUND'S FEES AND
EXPENSES IS CONTAINED IN THE PROSPECTUSES FOR THE FUNDS AND IN
THE FOLLOWING TABLES.

Total Annual Fund                         Minimum             Maximum
Operating Expenses                         0.29%               4.42%
(expenses that are deducted from
Fund assets, including
management fees, 12b-1/service fees, and other expenses)

FUND EXPENSES (SEE NOTE 1 BELOW)
(as a percentage of the average daily net assets of a Fund)

The following table is a summary. For more complete information on Fund fees and expenses, please refer to the prospectus for each
Fund.

                                                                Global   FIDELITY
                             Small     AMERICAN                 Small    INVESTMENTS VIP                            VIP
                    ALGER    Capital-  FUNDS            Growth- Capital- VARIABLE    Asset     VIP        VIP       Money
                    AMERICAN ization   INSURANCE Growth Income  ization  INSURANCE   Manager   Contrafund Growth    Market
                    FUND     Portfolio SERIES    Fund   Fund    Fund     PRODUCTS    Portfolio Portfolio  Portfolio Portfolio
                   (CLASS 0) (CLASS 2)                                   (INITIAL
                                                                          CLASS)
                    -------- --------- --------- ------ ------- -------- ----------- --------- ---------- --------- ----------
Management Fees                 0.85%             0.38%   0.33%   0.80%                0.53%      0.58%     0.58%      0.20%

12b-1/Service Fees              0.00%             0.25%   0.25%   0.25%                0.00%      0.00%     0.00%      0.00%

Other Expenses                  0.12%             0.02%   0.02%   0.04%                0.10%      0.10%     0.09%      0.09%

Total Annual                    0.97%             0.65%   0.60%   1.09%                0.63%      0.68%     0.67%      0.29%
Portfolio Expenses

------------------------------------------------------------------------------------------------------------------------------------
NOTE 1. NET FUND EXPENSES AFTER EXPENSE  REIMBURSEMENTS AND/OR WAIVERS

(as a percentage of the average daily net assets of a Fund)

Net Total Annual
  Portfolio Expense                                                                    0.61%      0.64%     0.61%
Voluntary                                                                                x          x         x
Contractual
Termination of Contract

The Net Total Portfolio Expenses in this Note reflect: (a) voluntary arrangements in 2002 under which investment advisers or managers of the Funds have reimbursed and/or waived expenses of the Funds; or (b) contractual arrangements that have been restated
as of May 1, 2003, under which advisers or managers of the Funds have agreed to reimburse and/or waive expenses of the portfolios.
The investment adviser or manager may terminate a voluntary arrangement at any time, and each of the contractual arrangements terminates on the date indicated for "termination of contract" (excluding optional extensions). Net Total Annual Portfolio Expenses have not been restated to reflect expense reductions that the Funds achieved as a result of directed brokerage arrangements. The
Funds provided the information on their expenses, and we have not independently verified the information. Unless otherwise indicated
the information provided is for the year ended December 31, 2002.

continued on next page

FUND EXPENSES (SEE NOTE 1 BELOW)
(as a percentage of the average daily net assets of a Fund)

The following table is a summary. For more complete information on Fund fees and expenses, please refer to the prospectus for each
Fund.

                                                  J.P.      Lord      Lord                             Third
                              MET       Met/AIM   Morgan    Abbett    Abbett                 PIMCO     Avenue
                    VIP       INVESTORS Small Cap Quality   Bond      Growth and PIMCO       Total     Small Cap
                    Overseas  SERIES    Growth    Bond      Debenture Income     Innovation  Return    Value
                    Portfolio TRUST     Portfolio Portfolio Portfolio Portfolio  Portfolio   Portfolio Portfolio
                             (CLASS A)
                    --------- --------- --------- --------- --------- ---------- ----------- --------- ----------
Management Fees       0.73%               0.90%     0.53%     0.60%     0.58%       0.95%      0.50%     0.75%
---------------       -----               -----     -----     -----     -----       -----      -----     -----

12b-1/Service Fees    0.00%               0.00%     0.00%     0.00%     0.00%       0.00%      0.00%     0.00%

Other Expenses        0.17%               1.20%     0.18%     0.17%     0.09%       0.78%      0.15%     1.32%

Total Annual          0.90%               2.10%     0.71%     0.77%     0.67%       1.73%      0.65%     2.07%
Portfolio Expenses

------------------------------------------------------------------------------------------------------------------------------------
NOTE 1. NET FUND EXPENSES AFTER EXPENSE REIMBURSEMENTS AND/OR WAIVERS

(as a percentage of the average daily net assets of a Fund)

Net Total Annual
  Portfolio Expense                       1.05%     0.70%     0.75%                 1.10%                1.00%
Voluntary
Contractual                                 x         x         x                     x                    x
Termination of Contract                 4/30/04    4/30/04   4/30/04               4/30/04              4/30/04


The Net Total Portfolio Expenses in this Note reflect: (a) voluntary arrangements in 2002 under which investment advisers or managers of the Funds have reimbursed and/or waived expenses of the Funds; or (b) contractual arrangements that have been restated
as of May 1, 2003, under which advisers or managers of the Funds have agreed to reimburse and/or waive expenses of the portfolios.
The investment adviser or manager may terminate a voluntary arrangement at any time, and each of the contractual arrangements terminate on the date indicated for "termination of contract" (excluding optional extensions). Net Total Annual Portfolio Expenses have not been restated to reflect expense reductions that the Funds achieved as a result of directed brokerage arrangements. The
Funds provided the information on their expenses, and we have not independently verified the information. Unless otherwise indicated
the information provided is for the year ended December 31, 2002.


continued on next page

FUND EXPENSES (SEE NOTE 1 BELOW)
(as a percentage of the average daily net assets of a Fund)

The following table is a summary. For more complete information on Fund fees and expenses, please refer to the prospectus for each
Fund.

                                                                                        Lehman
                                                                   Harris    Harris     Brothers  MetLife
                                 Alger     Davis     FI            Oakmark   Oakmark    Aggregate Mid Cap   MetLife   MFS(R)
                    METROPOLITAN Equity    Venture   Mid Cap       Focused   Large Cap  Bond      Stock     Stock     Total
                    SERIES       Growth    Value     Opportunities Value     Value      Index     Index     Index     Return
                    FUND, INC.   Portfolio Portfolio Portfolio     Portfolio Portfolio  Portfolio Portfolio Portfolio Portfolio
                    (CLASS A)
                    ------------ --------- --------- ------------- --------- ---------- --------- --------- --------- ---------
Management Fees                    0.75%     0.75%       0.80%       0.75%     0.75%       0.25%    0.25%     0.25%     0.50%

12b-1/Service Fees                 0.00%     0.00%       0.00%       0.00%     0.00%       0.00%    0.00%     0.00%     0.00%

Other Expenses                     0.04%     0.05%       3.62%       0.07%     0.08%       0.09%    0.18%     0.06%     0.16%

Total Annual                       0.79%     0.80%       4.42%       0.82%     0.83%       0.34%    0.43%     0.31%     0.66%
Portfolio Expenses

------------------------------------------------------------------------------------------------------------------------------------
NOTE 1. NET FUND EXPENSES AFTER EXPENSE  REIMBURSEMENTS AND/OR WAIVERS

(as a percentage of the average daily net assets of a Fund)

Net Total Annual
  Portfolio Expense                                      1.05%
Voluntary
Contractual                                                x
Termination of Contract                                 4/30/04


The Net Total Portfolio Expenses in this Note reflect: (a) voluntary arrangements in 2002 under which investment advisers or managers of the Funds have reimbursed and/or waived expenses of the Funds; or (b) contractual arrangements that have been restated
as of May 1, 2003, under which advisers or managers of the Funds have agreed to reimburse and/or waive expenses of the portfolios.
The investment adviser or manager may terminate a voluntary arrangement at any time, and each of the contractual arrangements terminate on the date indicated for "termination of contract" (excluding optional extensions). Net Total Annual Portfolio Expenses have not been restated to reflect expense reductions that the Funds achieved as a result of directed brokerage arrangements. The
Funds provided the information on their expenses, and we have not independently verified the information. Unless otherwise indicated
the information provided is for the year ended December 31, 2002.

continued on next page

FUND EXPENSES (SEE NOTE 1 BELOW)
(as a percentage of the average daily net assets of a Fund)

The following table is a summary. For more complete information on Fund fees and expenses, please refer to the prospectus for each
Fund.

                                                     State     State
                       Morgan              State     Street    Street    SCUDDER                       T. Rowe
                       Stanley   Russell   Street    Research  Research  VARIABLE                      Price
                       EAFE      2000      Research  Bond      Large Cap LIFE       Inter-             Growth
                       Index     Index     Aurora    Income    Value     INVESTMENT national  T. ROWE  Stock
                       Portfolio Portfolio Portfolio Portfolio Portfolio FUND       Portfolio PRICE    Fund
                                                                         (CLASS A)
                       --------- --------- --------- --------- --------- ---------- --------- -------- -------
Management Fees          0.30%     0.25%     0.85%     0.40%     0.70%                0.87%             0.57%

12b-1/Service Fees       0.00%     0.00%     0.00%     0.00%     0.00%                0.00%             0.00%

Other Expenses           0.49%     0.24%     0.10%     0.11%     1.63%                0.16%             0.20%

Total Annual             0.79%     0.49%     0.95%     0.51%     2.33%                1.03%             0.77%
  Portfolio Expenses

------------------------------------------------------------------------------------------------------------------------------------
NOTE 1. NET FUND EXPENSES AFTER EXPENSE  REIMBURSEMENTS AND/OR WAIVERS

(as a percentage of the average daily net assets of a Fund)

Net Total Annual
  Portfolio Expense      0.75%                                   0.95%
Voluntary
Contractual                x                                       x
Termination of Contract  4/30/04                                4/30/04


The Net Total Portfolio Expenses in this Note reflect: (a) voluntary arrangements in 2002 under which investment advisers or managers of the Funds have reimbursed and/or waived expenses of the Funds; or (b) contractual arrangements that have been restated
as of May 1, 2003, under which advisers or managers of the Funds have agreed to reimburse and/or waive expenses of the portfolios.
The investment adviser or manager may terminate a voluntary arrangement at any time, and each of the contractual arrangements terminate on the date indicated for "termination of contract" (excluding optional extensions). Net Total Annual Portfolio Expenses have not been restated to reflect expense reductions that the Funds achieved as a result of directed brokerage arrangements. The
Funds provided the information on their expenses, and we have not independently verified the information. Unless otherwise indicated
the information provided is for the year ended December 31, 2002.

EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, CONTRACT FEES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND FUND FEES AND EXPENSES.

THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUME: A) MAXIMUM AND (B) MINIMUM FEES AND EXPENSES OF ANY OF THE FUNDS (BEFORE REIMBURSEMENT AND/OR WAIVER). ALTHOUGH YOUR ACTUAL
COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:


(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:

         TIME            TIME            TIME            TIME
        1 YEAR          3 YEAR          5 YEAR         10 YEAR

   (a) $1,292.33   (a) $2,371.00   (a) $3,495.15   (a) $ 5,637.23

   (b) $  914.41   (b) $1,265.85   (b) $1,716.41   (b) $ 2,114.74


(2) IF YOU DO NOT SURRENDER YOUR CONTRACT:

         TIME            TIME            TIME            TIME
        1 YEAR          3 YEAR          5 YEAR         10 YEAR

   (a) $   589.62  (a) $1,750.50   (a) $ 2,887.30  (a) $ 5,627.23
   (b) $   182.50  (b) $  564.82   (b) $   971.44  (b) $ 2,104.74


(3) IF YOU ANNUITIZE AT THE END OF THE APPLICABLE TIME PERIOD:


         TIME            TIME            TIME            TIME
        1 YEAR          3 YEAR          5 YEAR         10 YEAR

   (a) $   599.62  (a) $ 1,760.50  (a) $ 2,897.30   (a) $5,637.23
   (b)  $  192.50  (b) $   574.82  (b) $   981.44   (b) $2,114.74

                      FINANCIAL AND PERFORMANCE INFORMATION

PERFORMANCE INFORMATION

We periodically advertise subaccount performance relating to the various Funds. We will calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the Separate Account product charges and the Fund expenses. It does not reflect the deduction of any applicable transaction or transfer fee or surrender charge. The deduction of these charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the Separate Account product charges, account fees, surrender charges and the transaction or transfer expenses.

For periods starting prior to the date the Contract was first offered, the performance will be based on the historical performance of the corresponding Funds for the periods commencing from the date on which the particular Fund was made available through the Separate Account.

In addition, for certain Funds performance may be shown for the period commencing from the inception date of the Fund. These figures should not be interpreted to reflect actual historical performance of the Separate Account.

We may, from time to time, include in our advertising and sales materials, performance information for funds or investment accounts related to the Funds and/or their investment advisers or subadvisers. Such related performance information also may reflect the deduction of certain contract charges. We may also include in our advertising and sales materials, tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.

The SAI contains performance information. Future performance will vary and results shown are not necessarily representative of future results.

[SIDE BAR: All performance numbers are based upon historical earnings. These numbers are not intended to indicate future results. Yields and average annual total returns are determined in accordance with the computation methods required by the Securities and Exchange Commission (the "SEC") in the Form N-4 Registration Statement. These methods are described in detail in the Statement of Additional Information.]

FINANCIAL INFORMATION

Financial Statements of the Separate Account and MetLife Investors USA are contained in the Statement of Additional Information. Please see the first page of this Prospectus for information on how to obtain a copy of the Statement.

DESCRIPTION OF METLIFE INVESTORS USA INSURANCE COMPANY, THE GENERAL ACCOUNT, THE SEPARATE ACCOUNT, THE FUNDS AND SERVICE PROVIDERS

THE INSURANCE COMPANY

MetLife Investors USA Insurance Company (MetLife Investors USA) is a stock life insurance company founded on September 13, 1960, and organized under the laws of the State of Delaware. Its principal executive offices are located at 22 Corporate Plaza Drive, Newport Beach, California 92660. MetLife Investors USA is authorized to transact the business of life insurance, including annuities, and is currently licensed to do business in all states except New York and in the District of Columbia. MetLife Investors USA is a wholly-owned subsidiary of MetLife Investors Group, Inc. ("MLIG). We changed our name to MetLife Investors USA Insurance Company on February 12, 2001. On December 31, 2002, MetLife Investors USA became an indirect subsidiary of MetLife, Inc. (MetLife), the holding company of Metropolitan Life Insurance Company and a listed company on the New York Stock Exchange. MetLife is a leading provider of insurance and financial products and services to individual and group customers.

We are a member of the Insurance Marketplace Standards Association ("IMSA"). Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

THE GENERAL ACCOUNT

All of the assets of MetLife Investors USA, except for those in the Separate Account and other segregated asset accounts, make up the assets of the General Account. You may allocate amounts to the General Account when you purchase your Contract or you may transfer amounts from the Separate Account at a later date. Amounts allocated to the General Account are credited with interest at an interest rate that is guaranteed by MetLife Investors USA. Instead of you bearing the risk of fluctuations in the value of the assets as is the case for amounts invested in the Separate Account, MetLife Investors USA bears the full investment risk for amounts in the General Account. MetLife Investors USA has sole discretion to invest the assets of the General Account, subject to applicable law. THE GENERAL ACCOUNT PROVISIONS OF THE CONTRACT ARE NOT INTENDED TO BE OFFERED BY THIS PROSPECTUS. Please see the terms of your actual Certificate for more information.

THE SEPARATE ACCOUNT

MetLife Investors USA established the Separate Account on May 29, 1980, in accordance with the Delaware Insurance Code. The purpose of the Separate Account is to hold the variable assets that underlie the Contracts and some other variable annuity contracts that MetLife Investors USA offers. The Separate Account is registered with the SEC as a unit investment trust under the 1940 Act.

The assets of the Separate Account are held in MetLife Investors USA's name on behalf of the Separate Account and legally belong to MetLife Investors USA. Although the Separate Account, and each of the Series that make up the Separate Account, are considered as part of MetLife Investors USA's general business, the Separate Account's assets are solely for the benefit of those who invest in the Separate Account and no one else, including MetLife Investors USA's creditors. All the income, gains and losses (realized and unrealized) resulting from these assets are credited to or charged against the Contracts issued from this Separate Account without regard to MetLife Investors USA's other business. Under state law and the terms of the Contract, the assets of the Separate Account will not be responsible for liabilities arising out of MetLife Investors USA's other business. Furthermore, MetLife Investors USA is obligated to pay all money it owes under the Contracts even if that amount exceeds the assets in the Separate Account. However, the amount of these payments is guaranteed only to the extent of the level amount calculated at the beginning of each annuity year.

The Separate Account is divided into a number of investment Series of Accumulation and Annuity Units. Thirty two of these Series are available under the Contracts as investment choices. Each Series invests in the shares of only one of the Funds.

THE FUNDS

The following Funds are available as investment options under the contract. You should read the prospectuses for these funds carefully. Copies of these prospectuses will accompany or precede the delivery of your contract. You can obtain copies of the fund prospectuses by calling or writing to us at: MetLife Investors USA Insurance Company, , P.O. Box 46539, Denver, CO 80201-6539, (800) 238-4536. Certain investment portfolios described in the portfolio prospectuses may not be available with your contract. Appendix B contains a summary of investment objectives for each investment portfolio.

THE ALGER AMERICAN FUND

The Alger American Fund is a mutual fund with multiple portfolios. Alger Management, Inc. is the investment adviser to the fund. The following Class O portfolio is available under the Contract:

ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO

American Funds Insurance Series(r)

American Funds Insurance Series(r) is a mutual fund with multiple series, three of which are offered under the contract. Capital Research and Management Company is the investment adviser to each series. The following Class 2 portfolios are available under the Contract:

Growth Fund
Growth Income Fund
Global Small Capitalization Fund

FIDELITY INVESTMENT VARIABLE INSURANCE PRODUCTS FUND, INC.

Fidelity Variable Insurance Products Fund, Inc., is a mutual fund with multiple portfolios, five of which are offered under the contract. Fidelity Management & Research Company (FMR) is the investment adviser to each of the portfolios. The following Initial Class portfolios are available under the Contract:

VIP Asset Manager Portfolio
VIP Contrafund Portfolio
VIP Growth Portfolio
VIP Money Market Portfolio
VIP Overseas Portfolio

MET INVESTORS SERIES TRUST

Met Investors Series Trust is a mutual fund with multiple portfolios. Met Investors Advisory, LLC (Met Investors Advisory), an affiliate of MetLife Investors USA, is the investment manager of Met Investors Series Trust. Met Investors Advisory has engaged subadvisers to provide investment advice for the individual portfolios. The following Class A portfolios are available under the
Contract:

Met/AIM Small Cap Growth Portfolio
J.P. Morgan Quality Bond Portfolio
Lord Abbett Bond Debenture Portfolio
Lord Abbett Growth and Income Portfolio
PIMCO Innovation Portfolio
PIMO Total Return Portfolio
Third Avenue Small Cap Value Portfolio

METROPOLITAN SERIES FUND, INC.

Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers) is the investment adviser for all of the portfolios. MetLife Advisers is an affiliate of MetLife Investors USA, MetLife Advisers has engaged subadvisers to provide investment advice for the individual portfolios. Effective May 1, 2003, the New England Zenith Fund merged with and into the Metropolitan Series Fund, Inc., and the portfolios of the former fund available under the Contract are reflected below. The following Class A portfolios are available under the Contract:

Alger Equity Growth Portfolio
Davis Venture Value Portfolio
FI Mid-Cap Opportunities Portfolio
Harris Oakmark Focused Value Portfolio
Harris Oakmark Large Cap Value Portfolio
Lehman Brothers Aggregate Bond Index Portfolio
MetLife Mid-Cap Stock Index Portfolio
MetLife Stock Index Portfolio
MFS(r) Total Return Portfolio
Morgan Stanley EAFE Index Portfolio
Russell 2000 Index Portfolio
State Street Research Aurora Portfolio
State Street Research Bond Income Portfolio
State Street Research Large Cap Value Portfolio

SCUDDER VARIABLE SERIES I

The Scudder Variable Series I is a mutual fund with multiple portfolios, one of which is offered under this contract. Deutsche Investment Management America, Inc. ("DeIM") is the investment adviser for the portfolio. The following Class A portfolio is available under the Contract:

INTERNATIONAL PORTFOLIO

T. Rowe Price Funds

The T. Rowe Price Growth Stock Fund is a mutual fund. T. Rowe Price Associates is the investment manager for the fund.

Each Series buys and sells shares of the corresponding Fund. These Funds invest in stocks, bonds and other investments. All dividends declared by the Funds are earned by the Separate Account and reinvested. Therefore, no dividends are distributed to you under the Contract. Instead, dividends generally increase the Accumulation or Annuity Unit Value. You pay no transaction expenses (i.e., front-end or back-end load sales charges) as a result of the Separate Account's purchase or sale of these Fund shares.

The Funds listed above are available only by purchasing annuities and life insurance policies offered by MetLife Investors USA or by other insurance companies and are never sold directly to the public. The shares of each Fund are purchased, without sales charge, for the corresponding Series at the next net asset value per share determined by a Fund after your payment is received by MetLife Investors USA. Fund shares will be redeemed by the Series to the extent necessary for MetLife Investors USA to make annuity or other payments under the Contracts.

An investment adviser of an investment portfolio or affiliates of the adviser may compensate MetLife Investors USA and/or certain of its affiliates for administrative, distribution, or other services relating to the investment portfolios. This compensation is based on assets of the investment portfolio attributable to the contracts and certain other variable insurance products that we and our affiliates issue. Some investment portfolios or their advisers (or other affiliates) may pay us more than others and the amounts paid may be significant.

Each of the Funds is a portfolio or series of an open-end management investment company registered with the SEC under the 1940 Act. Registration does not involve supervision by the SEC of the investment or investment policies of the Funds. There can be no guarantee that a Fund will meet its investment objectives.

The Funds are available to other registered separate accounts offering variable annuity and variable life products in addition to MetLife Investors USA's Separate Account. In the future, a conflict may develop between one or more separate accounts invested in the same Fund. The conflict could develop due to change in the law affecting variable annuity products or from differences in voting instructions of owners of the different separate accounts. MetLife Investors USA monitors the Series for this type of conflict and will remedy the situation if such a conflict develops. This may include the withdrawal of amounts invested in the Funds by you and other Participants and Contract Owners.

[SIDE BAR: While the Series and their comparably named Funds may have names, investment objectives and management which are identical or similar to publicly available mutual funds, these are not those mutual funds. The Funds most likely will not have the same performance experience as any publicly available mutual fund.]

                           SUBSTITUTION OF FUND SHARES

MetLife Investors USA may substitute shares of another fund for fund shares directly purchased and apply future Purchase Payments under the Contracts to the purchase of these substituted shares if the shares of a Fund are no longer available or further investment in such shares is determined to be inappropriate by MetLife Investors USA's management in view of the purposes of the Contracts. However, no substitution is allowed unless a majority of the persons entitled to vote (those who have invested in the Series) and the SEC approve the substitution.

[SIDE BAR: The Funds are more fully described in the Fund prospectuses and their Statements of Additional Information.


PRINCIPAL UNDERWRITER

MetLife Investors Distribution Company, 22 Corporate Plaza Drive, Newport Beach, California 92660, a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc., is the principal underwriter for the Contracts. MetLife Investors Distribution Company is a Delaware corporation and a subsidiary of MLIG.

SERVICING AGENT

MetLife Group, Inc. and Metropolitan Life Insurance Company provide MetLife Investors USA with personnel and administrative services, including: officers, office space, supplies, utilities, office equipment, travel expenses and periodic reports.

CUSTODIAN

MetLife Investors USA is the custodian of the assets of the Separate Account. The assets of each Series will be physically segregated by MetLife Investors USA and held separate from the assets of the other Series and of any other firm, person or corporation. The assets of the Separate Account are further protected by fidelity bonds which cover all of MetLife Investors USA's officers and employees.

                                CONTRACT CHARGES

MetLife Investors USA deducts the charges described below. MetLife Investors USA represents that the charges are reasonable for the service and benefits provided, costs and expenses incurred, and risks assumed under the Contracts.

        SERVICES AND BENEFITS METLIFE INVESTORS USA PROVIDES INCLUDE:

            - the ability for you to make withdrawals and surrenders under the Contracts;

            -     the death benefit paid at your death;

            - the available funding options and related programs (including dollar-cost averaging;

            - administration of the annuity options available under the Contracts; and

            -     the distribution of various reports.

        COSTS AND EXPENSES INCURRED BY METLIFE INVESTORS USA INCLUDE:

            - costs associated with various overhead and other expenses from providing the services and benefits under the Contracts;

            -     sales and marketing expenses; and

            -     other costs of doing business.

        RISKS ASSUMED BY METLIFE INVESTORS USA INCLUDE:

            - risks that Annuitants may live longer than estimated when the annuity factors under the Contracts were established;

            - that the amount of the death benefit will be greater than the Participant's Account; and

            - that the costs of providing the services and benefits under the contracts will exceed the charges deducted.

MetLife Investors USA may also deduct a charge for taxes, if applicable.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

These charges may not be changed under the Contract, and MetLife Investors USA may profit from these charges in the aggregate.

PREMIUM TAXES

Some states assess premium taxes on the Purchase Payments you make. Generally, premium taxes range from 0% to 4.0%, depending on the state.
The Contracts permit MetLife Investors USA to deduct any applicable premium taxes from the Participant's Account at or after the time they are incurred. MetLife Investors USA currently does not deduct for these taxes at the time you make a Purchase Payment. However, MetLife Investors USA reserves our right to deduct the total amount of premium taxes, if any, from the Participant's Account when you elect to begin receiving Annuity payments (Annuitization).

SURRENDER CHARGE

No sales charge is deducted from any Purchase Payment. However, a surrender charge (contingent deferred sales charge) may be imposed on a partial or full surrender of the Participant's Account. During the accumulation phase, you can withdraw part or all of the Participant's Account. For 403(b) Plans only, in the first surrender of each calendar year, you may surrender up to 10% of the value of your interest in the Separate Account without surrender charges, provided that the proceeds are paid solely to the Participant or the Beneficiary. If you withdraw money in excess of 10%, you might have to pay a surrender charge on the excess amount. Withdrawals from 403(b) Plans may be restricted by the Code.

The following schedule shows the surrender charges that apply during the sixty months following each Purchase Payment:

                        Number of Months Since Surrender
                          Purchase Payment Date Charge
                       ----------------------        ---------
                       60 months or less                7%

                       More than 60 months              0%

The surrender charge is calculated by subtracting from the Series or General Account from which you are withdrawing a Purchase Payment an amount determined as follows:

                      The Surrender Amount
                      --------------------
        1 - the percentage surrender charge expressed as a decimal

If you make a partial surrender, you will receive a check in the amount requested. The surrender charge, if any, will be deducted from the Series from which the partial surrender was taken. If the amount in a particular Series is completely surrendered, the charge will be taken from the remaining Series in which you have an interest.

[SIDE BAR: The surrender charge covers marketing expenses for the sale of
            Contracts, such as commissions to sales personnel and other promotion and acquisition expenses.]

MetLife Investors USA will not deduct any surrender charge once 9 years have elapsed since your Certificate Date.

            EXCEPTIONS TO SURRENDER CHARGE

In some cases, MetLife Investors USA will not charge you the surrender charge when you make a withdrawal. You do not pay the surrender charge:

            -     on transfers made within the Contract;

            - on withdrawals of Purchase Payments you made over 60 months ago;

            - If you die during the pay-in phase. Your Beneficiary(ies) will receive the full death benefit without deduction;

            - If you are a 403(b) Plan Participant and you withdraw no more than 10% of your interest in any calendar year, (subject to Code restrictions);

            - If you are confined to a hospital for at least 30 consecutive days or a skilled nursing home for at least 90 consecutive days. The withdrawal must be in a lump sum and must be requested within 60 days after termination of confinement; and

            - When you are an officer, director or full time employee of MetLife Investors USA or its affiliates. In this case, the purchase of the Contract is for personal investment purposes only.

ADMINISTRATIVE FEES

An administrative fee of $21.50 plus $2.50 for each Series in which you have Accumulation Units is deducted from your Account on a yearly basis. The fee is prorated between Series in your Account based on their values on the date of the deduction.

Contract administration expenses include:

            -     the cost of policy issuance;
            -     rent;
            -     stationery and postage;
            -     telephone and travel expenses;
            -     salaries;
            -     legal, administrative, actuarial and accounting fees;
            -     periodic reports; and
            -     office equipment, and custodial expenses.

Effective March 8, 1993, the administrative fee will be waived for any Certificate Year during which you contribute Purchase Payments of $2,000 or more or your Participant's Account is $10,000 or more at the end of the Certificate Year.

TRANSACTION CHARGES

A $10 transaction charge will be deducted from your Account for each transfer from a Series (See "Transfers" page ____) and upon annuitizaton of all or a portion of your Account (see "Annuity Benefits" page _____). When you make a full or partial surrender, a transaction charge will be deducted from your Account in an amount equal to the lesser of:

      -     $10 or
      -     2% of the amount surrendered.

These charges are at cost. MetLife Investors USA does not anticipate profiting from them. As of March 8, 1993, transaction charges for transfers from one series of the Separate Account to another series of the Separate Account will be waived.

MORTALITY AND EXPENSE RISK CHARGE

MetLife Investors USA charges a fee for bearing certain mortality and expense risks under the policy. Examples of these risks include a guarantee of annuity rates, the death benefits, and assuming the risk that the expense charges and fees are less than actual administrative and operating expenses. As compensation for assuming these risks, MetLife Investors USA will make a daily deduction from the value of the Separate Account's assets equal to 1.25% per year.

If MetLife Investors USA has gains from the receipt of the mortality and expense risk charges over its cost of assuming these risks, it may use the gains as it sees fit. This may include the reduction of expenses incurred in distributing the Contracts.

MetLife Investors USA may voluntarily waive a portion of the mortality and administrative expense risk charges. Any waiver of these expenses may be terminated at any time.

DISTRIBUTION EXPENSE CHARGE

MetLife Investors USA also assumes the risk that surrender charges described above will be insufficient to cover the actual costs of distribution. These costs include:

--     commissions,
--     fees,
--     registration costs,
-- direct and indirect selling expenses (including advertising, sales materials, illustrations, marketing personnel, printing, and related overhead)

As compensation for assuming this risk, MetLife Investors USA will make a deduction of .000274% on a daily basis (.10% per year) from the value of the Separate Account assets funding the Contract (the staff of the Securities and Exchange Commission deems this charge a deferred sales charge). The distribution expense charge (sales load), together with any contingent deferred sales charge imposed as described on page ___ above, will never exceed 9% of purchase payments.

FEDERAL, STATE AND LOCAL TAXES

MetLife Investors USA may in the future deduct charges from the Participant's Account for any taxes it incurs because of the Contracts. However, no deductions are being made at the present time.

[SIDE BAR: Please note that deductions are made and expenses paid out of the underlying Funds' assets, as well. A description of these fees and expenses are described in each Fund's prospectus.

FREE LOOK PERIOD

You may cancel your interest in the Contract within a certain time period. This is known as a "free look." Your Free Look Period is the 20-day period (or longer in certain states) starting when you receive your Certificate. If you decide to cancel your interest in the Contract, MetLife Investors USA must receive your request to cancel in writing at its administrative office within the 20-day period. If the Certificate is mailed to MetLife Investors USA, it will be considered to be received on the postmark date. If the Certificate is sent by certified or registered mail, the date of certification or registration will be considered the date of its return to MetLife Investors USA.

The returned Certificate will be treated as if MetLife Investors USA never issued it, and MetLife Investors USA will refund your Purchase Payments or, if required by state law, the greater of the Purchase Payments or the Participant's Account. Purchase Payments that you make to the Separate Account will be allocated to the Money Market Portfolio for the number of days of the Free Look Period required by the state in which you live. At the end of the Free Look Period, the account value in the Money Market Portfolio will be reallocated to the Series of the Separate Account that you selected in your Contract application.

DEFERRED COMPENSATION PLANS

For qualified Section 457 deferred compensation Plans, MetLife Investors USA may agree to reduce or waive the administrative fees, transaction charges, and the distribution expense fee. Also, deductions for sales charges may be reduced or waived if a surrender is the result of your:

--     death,
--     disability,
--     retirement,
--     termination of employment,
--     financial hardship, or
--     transfer to another investment provider.

                          DESCRIPTION OF THE CONTRACTS

GENERAL

The Contracts (known as the Flexible Bonus Annuity, Form 226R1) are group contracts designed to provide annuity benefits to employees of the following:

--     Public School Systems;
--     Churches;
--     Certain tax-exempt organizations under Section 501(c)(3) of the Code;
-- Employees covered under various types of Section 457 deferred compensation Plans; and
-- Retirement plans held by trusts which qualify under Section 401 of the Code.

The Contracts are designed to fulfill long-term financial needs. They should not be considered as short-term or temporary investments.

A group Contract is issued to an employer or organization which is the Owner. This Contract covers all present and future Participants. After completing an enrollment form and arranging for Purchase Payments to begin, you and all other Participants will receive a Certificate that gives you a summary of the Contract provisions. This Certificate also serves as evidence of your participation in the Plan. PLEASE NOTE THAT NO CERTIFICATES ARE ISSUED TO PARTICIPANTS UNDER DEFERRED COMPENSATION OR QUALIFIED CORPORATE RETIREMENT PLANS.

The group Contracts may be restricted by the Plan as to your exercise of certain rights provided in the Contracts. You should refer to the Plan for information concerning these restrictions.

ASSIGNMENT

If permitted by the Plan, you may assign your interest in the Contract by providing MetLife Investors USA with written notice. Where a Contract is issued in connection with a deferred compensation plan, all rights and powers under the Contract are vested in the Owner, not you.

PURCHASE PAYMENTS

You may make Purchase Payments yearly, semi-yearly, quarterly, monthly, or in periods agreed to by MetLife Investors USA. You may change when you make Purchase Payments if permitted by the Plan. The minimum Purchase Payment is $20, with a yearly minimum of $240 (or such lesser amount as is required by federal tax law). Purchase Payments may be allocated to the Separate Account, the General Account, or between them according to your decision). You will periodically receive a confirmation of Purchase Payments which have been received.

TRANSFERS

        ACCUMULATION UNITS

You may transfer Accumulation Units among the Funds or to the General Account at any time. You may not make a transfer from the General Account to Accumulation Units of more than 20% of your interest in the General Account in any one year.

Your transfer instructions must be in writing or, if permitted by MetLife Investors USA, by telephone. If MetLife Investors USA permits Accumulation Units to be transferred by telephone, you will be required to complete an authorization on the contract application or on another form that MetLife Investors USA will provide. MetLife Investors USA will employ reasonable procedures to confirm that telephone instructions are genuine. This will include a requirement that you provide one or more forms of personal identification when requesting a transfer. MetLife Investors USA will not be liable for following instructions it reasonably believes to be genuine.

Your Accumulation Units will be transferred on the first valuation after receipt of written or telephone instructions. Accumulation Unit values are determined at the close of trade on the New York Stock Exchange, which is currently 4:00 p.m. Eastern time. If your transfer instructions are received up to that time your transfer will be effected at the value calculated on that date. If your instructions are received after the close of trading on a valuation day, your transfer instructions will be carried out at the value next calculated.

        ANNUITY UNITS

You may transfer Annuity Units among the Series at any time. You may not transfer Annuity Units to the General Account. However, any amounts that you have in the General Account that have not been applied to a fixed annuity income option may be transferred to Annuity Units in one or more Series for a variable payout. Transfers of Annuity Units may only be requested in writing and will be effective on the first valuation following receipt of the instructions.

        MINIMUM TRANSFER

A minimum of $500 must be transferred from any Series or from the General Account. The value of the Accumulation and Annuity Units transferred will be calculated as of the close of business on the day that the transfer occurs.

LOANS - 403(b) PLANS ONLY

If you are in a 403(b) Plan, you may obtain a loan under the Contract from the part your Account allocated to the General Account. Accumulation Units in the Separate Account are taken into account in determining the maximum amount of the loan. You would then be permitted to transfer Accumulation Units from the Separate Account to the General Account before the loan is made. Your Account serves as the only security for the loan. MetLife Investors USA may terminate a loan at its discretion in the event of a request for surrender.

The Code imposes limits on the amounts, duration, and repayment schedule for all 403(b) plan loans. If the Plan is subject to the requirements of Title 1 of the Employee Retirement Income Security Act of 1974, eligibility for, and the terms and conditions of the loan may be further limited by the terms of the Plan and will be determined by the plan administrator or other designated Plan official.

Loan proceeds may cause you to incur tax liability (see "Federal Tax Considerations" page ___).

MetLife Investors USA may modify or terminate the granting of loans at any time, provided that any modification or termination will not affect outstanding loans. Fees may be charged for loan set-up and administration. Currently, the loan set-up fee is $50. This amount is deducted from the proceeds. At this time, there is no fee for administration.

MODIFICATION OF THE CONTRACTS

MetLife Investors USA must make Annuity payments involving life contingencies at no less than the minimum guaranteed Annuity rates incorporated into the Contracts, even if actual mortality experience is different.


MetLife Investors USA is legally bound under the Contract to maintain these Annuity purchase rates. MetLife Investors USA must also abide by the Contract's provisions concerning:

      -     death benefits
      -     deductions from Purchase Payments
      -     deductions from Participant's Accounts for transaction charges
      - deductions from the Separate Account for actuarial risk and administrative expense risk fees
      -     guaranteed rates with respect to fixed benefits

MetLife Investors USA may change such provisions without your consent to the extent permitted by the Contract, but only:

            - with respect to any Purchase Payments received as a tax free transfer under the Code after the effective date of the change;

            - with respect to benefits and values provided by Purchase Payments made after the effective date of the change to the extent that such Purchase Payments in any Certificate Year exceed the first year's Purchase Payments; or

            - to the extent necessary to conform the Contract to any Federal or state law, regulation or ruling.

If you have any questions about any of the provisions of your Contract, you may write or call:

                     MetLife Investors USA Insurance Company
                        P.O. Box 46539
                        Denver, CO 80201-6539
                        Phone: (800) 283-4536

                               ACCUMULATION PERIOD

CREDITING ACCUMULATION UNITS IN THE SEPARATE ACCOUNT

MetLife Investors USA will credit Accumulation Units to a Series upon receipt of your Purchase Payment or transfer. MetLife Investors USA determines the number of Accumulation Units to be credited to a Series by dividing the net amount allocated to a Series out of your Purchase Payment by the value of an Accumulation Unit in the Series next computed following receipt of the Purchase Payment or transfer.

        SEPARATE ACCOUNT ACCUMULATION UNIT CURRENT VALUES

The current value of Accumulation Units of a particular Series depends upon the investment experience of the Fund in which the Series invests its assets. The value of Accumulation Units is determined each business day at the close of trading on the New York Stock Exchange (currently 4:00 p.m. Eastern time ). The value is calculated by multiplying the value of an Accumulation Unit in the Series on the immediately preceding valuation date by the net investment factor for the period since that day. You bear the risk that the aggregate current value invested in the Series may at any time be less than, equal to or more than the amount that you originally allocated to the Series.

[Side Bar:  The NET INVESTMENT FACTOR is an index of the percentage change
            (adjusted for distributions by the Fund and the deduction of the administration fee, mortality and expense risk fee) in the net asset value of the Fund in which a Series is invested, since the preceding Valuation Date. The net investment factor may be greater or less than 1 depending upon the Fund's investment performance.

SURRENDER FROM THE SEPARATE ACCOUNT

You may surrender all or a portion of the cash value of your Participant's Account at any time prior to the Annuity Date. A surrender may result in adverse federal income tax consequences to you including current taxation on the distribution and a penalty tax on the early withdrawal. These consequences are discussed in more detail under "Federal Tax Considerations" on page ___. You should consult your tax adviser before making a withdrawal.

The cash value of your interest in the Separate Account prior to the Annuity Date is determined by multiplying the number of Accumulation Units for each Series credited to your Contract by the current value of an Accumulation Unit in the Series and subtracting any applicable surrender charges. MetLife Investors USA will determine the value of the number of Accumulation Units withdrawn at the next computed Accumulation Unit value.

If you request a partial surrender from more than one Series you must specify the allocation of the partial surrender among the Series. You may not make a partial surrender if a withdrawal would cause your interest in any Series or the General Account to have an after surrender value of less than $200.

However, if you are withdrawing the entire amount allocated to a Series these restrictions do not apply.

        PAYMENT OF SURRENDER AMOUNT

Payment of any amount surrendered from a Series will be made to you within seven days of the date that MetLife Investors USA receives your written request.

MetLife Investors USA may suspend surrenders when:

            - The SEC restricts trading on the New York Stock Exchange or the Exchange is closed for other than weekends or holidays.

            -     The SEC permits the suspension of withdrawals.

            - The SEC determines that an emergency exists that makes disposal of portfolio securities or valuation of assets of the Funds not reasonably practicable.

ACCOUNT STATEMENTS

You will receive a written account statement each calendar quarter in which a transaction occurs before the Annuity Date. Even if you do not engage in any transactions you will receive at least one written account statement per year. The statement shows:

            -     all transactions for the period being reported

            - the number of Accumulation Units that are credited to your Contract in each Series

            -     the current Accumulation Unit value for each Series

            - your Participant's Account as of the end of the reporting period

MetLife Investors USA is careful to ensure the accuracy of calculations and transfers to and within the Separate Account. However, errors may still occur. You should review your statements and confirmations of transactions carefully and promptly advise MetLife Investors USA of any discrepancy. Allocations and transfers reflected in a statement will be considered final at the end of 60 days from the date of the statement.

                                ANNUITY BENEFITS

VARIABLE ANNUITY PAYMENTS

Your interest in the Series is applied to provide you with a Variable Annuity. The dollar amount of the Variable Annuity payments that you receive will reflect the investment experience of the Series but will not be affected by adverse mortality experience which may exceed the mortality risk charge established under the Contract.

        ASSUMED INVESTMENT RETURN

Unless you elect otherwise, the Assumed Investment Return is 4.25% per year. If the laws and regulations of your State allow, you may elect an Assumed Investment Return of 3.50%, 5% or 6%. The Assumed Investment Return does not bear any relationship to the actual net investment experience of the Series.

Your choice of Assumed Investment Return affects the pattern of your Annuity payments. Your Annuity payments will vary from the Assumed Investment Return depending on whether the investment experience of the Series in which you have an interest is better or worse than the Assumed Investment Return. The higher your Assumed Investment Return, the higher your first Annuity payment will be. Your next payments will only increase in proportion to the amount the investment experience of your chosen Series exceeds the Assumed Investment Return and Separate Account charges. Likewise, your payments will decrease if the investment experience of your chosen Series is less than the Assumed Investment Return and Separate Account charges. A lower Assumed Investment Return will result in a lower initial Annuity payment, but subsequent Annuity payments will increase more rapidly or decline more slowly as changes occur in the investment experience of the Series. Conversely, a higher Assumed Investment Return would result in a higher initial payment than a lower Assumed Investment Return, but later payments will rise more slowly or fall more rapidly.

ELECTION OF ANNUITY DATE AND FORM OF ANNUITY

You choose the Annuity Date and the form of Annuity payment.

        ELECTION OF ANNUITY DATE

If you do not choose an Annuity Date at least thirty-one days before Annuitization, your Normal Annuity Date automatically will be the later of:

            -     the month in which you attain age 75, or

            - the date you are required to take a distribution under the terms of the Plan to which the Contract was issued.

You may select an optional Annuity Date that is earlier than the Normal Annuity Date described above. This Annuity Date may be the first day of any month before the Normal Annuity Date.

Please note that the Qualified Contracts may require a different Normal Annuity Date and may prohibit the selection of certain optional Annuity Dates.

        FORM of ANNUITY

[SIDE BAR: There are two people who are involved in payments under your Annuity:

            -     you
            -     the Beneficiary

Currently, MetLife Investors USA provides you with five forms of Annuity payments. Each Annuity payment option, except Option 5, is available on both a Fixed and Variable Annuity basis. Option 5 is available on a Fixed basis only.

OPTION 1 - LIFE  ANNUITY

You receive Annuity payments monthly during your lifetime. These payments stop with the last payment due before your death. Because MetLife Investors USA does not guarantee a minimum number of payments under this arrangement, this option offers the maximum level of monthly payments, involving a life contingency.

OPTION 2 - LIFE ANNUITY WITH 120, 180, OR 240 MONTHLY PAYMENTS CERTAIN

You receive a guaranteed minimum number of monthly Annuity payments during your lifetime. In addition, MetLife Investors USA guarantees that your Beneficiary will receive monthly payments for the remainder of the period certain, if the Annuitant dies during that period.

OPTION 3 - INSTALLMENT REFUND LIFE ANNUITY

An Annuity payable monthly during the lifetime of an individual. You receive a guaranteed minimum number of monthly payments which are equal to the amount of your Participant's Account allocated to this option divided by the first monthly payment. If you die before receiving the minimum number of payments, the remaining payments will be made to your Beneficiary.

OPTION 4 - JOINT AND LAST SURVIVOR LIFE ANNUITY

You receive Annuity payments monthly during the lifetime of you and another payee (the joint payee) and payments are made during the lifetime of the survivor of the two of you. MetLife Investors USA stops making payments with the last payment before the death of the last surviving payee. MetLife Investors USA does not guarantee a minimum number of payments under this arrangement. For example, you or the other payee might receive only one Annuity payment if both of you die before the second Annuity payment. The election of this option is ineffective if either of you dies before Annuitization. In that case, the survivor becomes the sole payee, and MetLife Investors USA does not pay death proceeds because of the death of the other payee.

OPTION 5 - PAYMENTS FOR A DESIGNATED PERIOD (FIXED ANNUITY ONLY)

MetLife Investors USA makes Annuity payments monthly to you or to the Beneficiary at your death, for a selected number of years ranging from five to thirty. The amount of each payment will be based on an interest rate determined by MetLife Investors USA that will not be less than an assumed rate of return of 3.50% per year. You may not commute Fixed Annuity payments to a lump sum under this option.

If you do not choose a form of Annuity payment, Option 2, a life annuity with a guaranteed minimum of 120 monthly payments, will automatically be applied to your Contract. You may make changes in the optional form of Annuity payment at any time until 31 days before the Annuity date.

The first year's Annuity payment described in Options 1 - 4 are calculated on the basis of:

            -     the mortality table specified in the Contract
            -     the age and where permitted the sex of the Annuitant
            -     the type of Annuity payment option selected, and
            -     the assumed investment return selected.

The fixed Annuity payments described in Option 5 are calculated on the basis of:

            -     the number of years in the payment period, and
            -     the interest rate guaranteed with respect to the option.

Fixed Annuities are funded through the General Account of MetLife Investors USA.

FREQUENCY OF PAYMENT

Your payments under all options will be made on a monthly basis unless you and MetLife Investors USA have agreed to a different arrangement.

Payments from each Series must be at least $50 each. If a payment from a Series will be less than $50, MetLife Investors USA has the right to decrease the frequency of payments so that each payment from a Series will be at least $50.

LEVEL PAYMENTS VARYING ANNUALLY

Your variable Annuity payments are determined yearly rather than monthly. As a result, you will receive a uniform monthly Annuity payment for each Annuity year. The level of payments for each year is based on the investment performance of the Series up to the Valuation Date as of which the payments are determined for the year. As a result, the amounts of the Annuity payments will vary with the investment performance of the Series from year to year rather than from month to month. Your monthly variable Annuity payments for the first year will be calculated on the last Valuation Date of the second calendar week before the

Annuity date. The amount of your monthly variable Annuity payments will be calculated using a formula described in the Contract. On each anniversary of the Annuity date, MetLife Investors USA will determine the total monthly payments for the year then beginning. These payments will be determined by multiplying the number of Annuity units in each Series from which payments are to be made by the annuity unit value of that Series for the valuation period in which the first payment for that period is due.

After calculating the amount due to you, MetLife Investors USA transfers the amount of the year's Variable Annuity payments to a General Account at the beginning of the year. Although the amount in the Separate Account is credited to you and transferred to the General Account, you do not have any property rights in this amount. You do have a contractual right to receive your Annuity payments.

The monthly Annuity payments for the year are made from the General Account with interest using the standard assumed investment return of 4.25% or the Assumed Investment Return that you selected. As a result, MetLife Investors USA will experience profits or losses on the amounts placed in the General Account in providing level monthly payments to you during the year that meet the Assumed Investment Return that you selected. For example, if the net investment income and gains in the General Account are lower than the Assumed Investment Return selected, MetLife Investors USA will experience a loss.

You will not benefit from any increases or be disadvantaged from any decreases in any Annuity Unit Values during the year because the Annuity payments for that year are set at the beginning of the year. These increases and decreases will be reflected in the calculation of Annuity payments for the following year.

ANNUITY UNIT VALUES

This is how MetLife Investors USA calculates the Annuity Unit Value for each
Series:

            - First, MetLife Investors USA determines the change in investment experience (including any investment-related charge) for the underlying Fund from the previous trading day to the current trading day.

            - Next, it subtracts the daily equivalent of your insurance-related charge (general administrative expense and mortality and expense risk charges) for each day since the last day the Annuity Unit Value was calculated.

            - Then, it divides the result by the quantity of one plus the weekly equivalent of your Assumed Investment Return.

            - Finally, the previous Annuity Unit Value is multiplied by this result.

                                 DEATH BENEFITS

DEATH BEFORE THE ANNUITY DATE

If you die before the Annuity Date, your Beneficiary(ies) will receive a death benefit that is equal to the Participant's Account.

If you are younger than age 65 at the time of your death, your Beneficiary(ies) will be entitled to receive a lump sum settlement equal to the greater of:

            - your Purchase Payments less partial withdrawals or amounts already applied to Annuity payments; or

            -     your Participant's Account.

Your Beneficiary(ies) receive the death benefit as either:

            1) A lump sum that must be made within five (5) years of your death. Or

            2) Annuity income under Annuity Income Options One, Two or Five described in Article 7 of the Contract.

If your Beneficiary(ies) chooses one of the Annuity income options:

                  - Payments must begin within one year of your death (However, your spouse may delay commencement of payments to the date that you would have reached 70 1/2.)

                  - The guaranteed period under Option Two or the designated period under Option Five may not be longer than the Beneficiary's life expectancy under applicable tables specified by the Internal Revenue Service.

                  - The Participant's Account on the date of the first Annuity payment will be used to determine the amount of the death benefit.

If your spouse is your sole Beneficiary, he or she may choose to succeed to your rights as Participant rather than to take the death benefit.

If you have more than one Beneficiary living at the time of your death, each will share the proceeds of the death benefit equally unless you elect otherwise.

If you outlive all of your Beneficiaries, the death benefit will be paid to your estate in a lump sum. No Beneficiary shall have the right to assign or transfer any future payments under the Options, except as provided in the election or by law.

You will also be considered to have outlived your Beneficiary(ies) in the following situations:

            -     Your Beneficiary(ies) and you die at the same time.

            - Your Beneficiary(ies) dies within 15 days of your death and proof of your death is received by MetLife Investors USA before the date due.

Proof of death includes a certified death certificate, or attending physician's statement, a decree of a court of competent jurisdiction as to the finding of death, or other documents that MetLife Investors USA agrees to accept as proof of death.

DEATH AFTER THE ANNUITY DATE

If the Annuitant dies on or after the Annuity Date, the amounts payable to the Beneficiary(ies) or other properly designated payees will consist of any continuing payments under the Annuity Payment option in effect. In this case, the Beneficiary will:

            -     have all the remaining rights and powers under a Contract, and

            -     be subject to all the terms and conditions of the Contract.

If none of your Beneficiaries survive the Annuitant, the value of any remaining payments certain on the death of Annuitant, calculated on the basis of the assumed investment return that you previously chose, will be paid in a lump sum to the Annuitant's estate unless other provisions have been made and approved by MetLife Investors USA. This value is calculated on the next day of payment following receipt of due proof of death.

Unless otherwise restricted, a Beneficiary receiving variable payments under Option Two or Three may elect at any time to receive the present value of the remaining number of Annuity payments certain in a lump sum payment after the death of an Annuitant. The present value of the remaining Annuity payments will be calculated on the basis of the assumed investment return previously selected. This lump sum payment election is not available to a Beneficiary receiving Fixed Annuity payments.

                           FEDERAL TAX CONSIDERATIONS

Federal Tax Considerations

The following general discussion of the federal income tax consequences under this Contract is not intended to cover all situations, and is not meant to provide tax advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax adviser regarding your personal situation. Additional tax information is included in the SAI. (Neither this Prospectus nor the SAI addresses state, local or foreign tax matters.)

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for money put into an annuity. The Internal Revenue Code (the "Code") governs how this money is ultimately taxed. There are different rules for Qualified and Non-qualified Contracts and depending on how the money is distributed, as briefly described below.

You generally will not be taxed on increases in the value of your Contract until a distribution occurs - either as a withdrawal or as an Annuity payment. This concept is known as tax deferral. In addition, MetLife Investors USA will not be taxed on the investment income and capital gains of the Separate Account.

[SIDE BAR: A QUALIFIED CONTRACT is a Contract that is purchased for certain types of tax-advantaged retirement plans (previously defined as "qualified plans").

      For purposes of this Prospectus, qualified plans include:

         - SECTION 401 PLANS and 403(a)(pension and profit-sharing plans, including plans for the self-employed)

         - SECTION 403(b) PLANS (tax-deferred annuities)

         - SECTION 457(b) PLANS (eligible deferred compensation plans of State and local governmental employees or other tax exempt employees)( "eligible
Section 457 plan")

         - TRADITIONAL INDIVIDUAL RETIREMENT ACCOUNTS AND ANNUITIES ("IRAs")

         - ROTH IRAs

A NON-QUALIFIED CONTRACT is a Contract that is purchased on an individual basis with after-tax dollars and not under one of the programs listed above in the description of a Qualified Contract.]

[SIDE BAR: Please note that the terms of your particular plan, IRA or Roth
           IRA may limit your rights otherwise available under the Contract.]

QUALIFIED CONTRACTS

[SIDE BAR: THE DOLLARS IN A QUALIFIED PLAN ARE TAX DEFERRED. CONTRACTS PURCHASED FOR USE WITH A QUALIFIED PLAN PROVIDE NO ADDITIONAL TAX DEFERRAL, AND THERE SHOULD BE REASONS OTHER THAN TAX DEFERRAL FOR PURCHASING THE CONTRACT.]

The full amount of all distributions received from a Section 401,Section 403(a), 403(b), eligible Section 457 plan or IRA (except for a return of non-deductible employee or IRA contributions) are generally included in your gross income and are taxed at ordinary income rates unless the distribution is transferred in an eligible rollover. In certain cases, distributions received from a Roth IRA are also included in gross income.

Generally, distributions are included in your income in the year in which they are paid. However, in the case of an eligible Section 457 plan of a tax exempt employer (other than a state or local government), a distribution is includible in the year it is paid or when it is made available, depending upon whether certain Code requirements are met. In very limited situations, a lump sum distribution from a Section 401 plan may qualify for special tax treatment, including special forward income averaging, special long term capital gain treatment or deferral with respect to net unrealized appreciation.

If your tax deferred annuity contract permits loans, the amount of such loans, the repayment terms and the treatment of defaults are subject to limitations and rules under section 72(p) of the Code and the regulations thereunder. The terms of your loan will be governed by you loan agreement and the requirments of the tax law (and ERISA, where applicable). Failure to satisfy these requirements will result in adverse tax consequences. Consult your tax advisor prior to applying for a loan.

     MANDATORY MINIMUM DISTRIBUTIONS

If you are a participant in a Section 401, Section 403(a), 403(b), eligible
Section 457 plan or an IRA, you generally must begin receiving withdrawals from your Contract Value or Annuity payments for life or a period not exceeding the life expectancy of you or you and a beneficiary by April 1 of the calendar year following the year you turn 70-1/2 (or, except in the case of IRAs or where you are a 5% or more owner in your employer, the year you retire, if later).

In addition, distributions under Section 401, 403(b) and eligible Section 457 plans and IRAs must satisfy the minimum incidental death benefit requirements of the Code, which impose additional minimum distribution requirements during life. However, if the distributions described in the preceding paragraph are made to you over your life expectancy or the joint life expectancy of you and your spouse, the minimum incidental death benefit requirements are treated as satisfied.

If you are the owner of a Roth IRA, distributions are not required during your lifetime.

     EARLY SURRENDER PENALTY

If you receive a taxable distribution from a Section 401 plan, Section 403(a),
Section 403(b) plan or IRA under your Contract before you reach age 59-1/2, this amount may be subject to a 10% penalty tax in addition to ordinary income tax. Additionally, distributions from an eligible Section 457(b) plan of a state or local government are subject to the 10% penalty to the extent attributable to rollover contributions from Section 401, 403(a), 403(b), or an IRA plan.

[As indicated in the chart below, some distributions prior to age 59 1/2 are exempt from the penalty. Some of these exceptions include any amounts received.

                                  Type of Plan
     --------------------------------------------------------------------------
                                                  401            403(b)     IRA
     --------------------------------------------------------------------------
     After you die                                  x              x         x
     (paid to your Beneficiary(ies)
     --------------------------------------------------------------------------
     After you become totally disabled (as          x              x         x
     defined in the Code)
     --------------------------------------------------------------------------
     If you separate from service after you         x              x
     reach age 55
     --------------------------------------------------------------------------

     In a series of substantially equal             x(1)          x(1)       x
     payments made annually (or more frequently
     over your life or life expectancy or over
     the joint lives (or joint and last survivor
     life expectancy) of you and your
     designated beneficiary (SEPP exception).
     --------------------------------------------------------------------------

     --------------------------------------------------------------------------
     Pursuant to a domestic relations order         x              x
     --------------------------------------------------------------------------
(1)      After separation from service.

(Other exceptions to the penalty may be available, and if you are not yet age 59 1/2, you should consult your tax advisor to determine whether you have met all of the requirements for any particular exception.)

The penalty also will be imposed (retroactively with interest) if you elect to receive payments under the SEPP exception prior to age 59 1/2 and then change the method of distribution (except on account of death or disability) before you reach the age of 59 1/2. You will be assessed the penalty even after age 59 1/2 if payments have not continued for at least five years.

Distributions before age 59 1/2 generally are not permitted under eligible
Section 457 plans. You may not receive distributions until you reach the age 70 1/2 unless you separate from service or are faced with an unforeseeable emergency.

Distributions from eligible Section 457 plans of tax exempt employers are not subject to the penalty tax for early withdrawals.

     ROLLOVERS OF PLAN CONVERSIONS

You may rollover distributions (other than certain distributions, such as required distributions) from one qualified plan or arrangement(except for eligible Section 457(b) plans of tax exempt employers or IRAs other than traditional IRAs) to another eligible retirement plan (as defined under the
Code) without incurring any Federal income tax under some circumstances. These circumstances are as follows:

          Distribution from:                          May be Rolled into:
          ------------------                          -------------------
---------------------------------------------------- --------------------------------------------------
Section 401 plan, Section 403(a) plan, Section       Section 401 plan, Section 403(a) plan,
403(b) plan , eligible section 457(b) plan of a      Section 403(b) plan , eligible section 457(b)
governmental employer                                plan of a governmental employer or Traditional
                                                     IRA
---------------------------------------------------- --------------------------------------------------

     DEDUCTIONS FOR PLAN CONTRIBUTIONS

You may deduct your contributions to Section 401 plans and Section 403(b) plans in the year when made up to the limits specified in the Code. These plans may also permit non-deductible employee contributions. Any non-deductible employee contribution that you make will be received tax free as a portion of each Annuity payment.

WITHHOLDING

     MANDATORY 20% WITHHOLDING FOR "ELIGIBLE ROLLOVER DISTRIBUTIONS"

If you are participating in a Section 401 plan, Section 403(a) plan, or a
Section 403(b) plan, or eligible Section 457(b) plan of a governmental employer, MetLife Investors USA is required to withhold 20% of the taxable portion of your withdrawal that constitutes an "eligible rollover distribution" for Federal income tax purposes.

Generally, an "eligible rollover distribution" is any taxable amount that you receive from a Qualified Contract, except for distributions that are:

     o paid over your life or the joint life expectancy of you and your Beneficiary(ies);

     o    paid over a period of 10 years or more;

     o    necessary to satisfy the minimum distribution requirements; or

     o    Hardship Distributions

Non-taxable amounts may also be rolled over to a traditional IRA or to a defined contribution plan under Section 401(a) to the extent permitted under the code.

The requirements discussed below under "Other tax withholding" will apply to any distribution that is not an eligible rollover distribution.

You may not elect out of the 20% withholding requirement. However, MetLife Investors USA is not required to withhold the money if an eligible rollover distribution is directly transferred or directly rolled over into an IRA or other eligible retirement plan, or is directly transferred in a trustee-to-trustee transfer to either arrangement.

       OTHER TAX WITHHOLDING

Different withholding rules apply to taxable withdrawals such as Annuity payments and partial withdrawals that are not eligible rollover distributions.

The withholding rules are determined at the time of payment. You may elect out of these withholding requirements at any time. You also may revoke a non-withholding election made with respect to Annuity payments at any time and tax withholding will begin again at that time. MetLife Investors USA will notify you at least annually of your right to revoke or reinstate tax withholding.

       TAXPAYER IDENTIFICATION NUMBER ("TIN")

You are required by law to provide MetLife Investors USA (as payor) with your correct TIN. If you are an individual, the TIN is your social security number.

       FOREIGN TAX CREDITS.

To the extent permitted under the federal income tax law, we may claim the benefit of certain foreign tax credits attributable to taxes paid by certain of the Funds to foreign jurisdictions

                                  VOTING RIGHTS

As the owner of the Separate Account, MetLife Investors USA is the legal owner of the shares of the funding options. Based upon MetLife Investors USA's current view of applicable law, you have voting interests under the Contract concerning Fund shares and are entitled to vote on Fund proposals at all regular and special shareholders meetings. Therefore, you are entitled to give us instructions for the number of shares which are deemed attributable to your Participant's Accounts.

MetLife Investors USA will vote all shares of the underlying Funds as directed by you and others who have voting interests in the Funds. MetLife Investors USA will send you, at a last known address, all periodic reports, proxy materials and written requests for instructions on how to vote those shares. When MetLife Investors USA receives these instructions, it will vote all of the shares in proportion to the instructions. If MetLife Investors USA does not receive your voting instructions, it will vote your interest in the same proportion as represented by the votes it receives from the other Owners and Participants. If MetLife Investors USA determines that it is permitted to vote the shares in its own right due to changes in the law or in the interpretation of the law it may do so.

MetLife Investors USA is under no duty to inquire into voting instructions or into the authority of the person issuing such instructions. All instructions will be valid unless MetLife Investors USA has actual knowledge that they are not.

When Annuity payments begin, the Annuitant will have all voting rights in regard to Fund shares.

There are certain circumstances under which MetLife Investors USA may disregard voting instructions. However, in this event, a summary of our action and the reasons for such action will appear in the next semiannual report.

The number of votes that each person having the right to vote receives is determined on a record date that is set no more than 90 days before the meeting. Voting instructions will be requested at least 10 days before the meeting. Only Owners or Annuitants on the record date may vote.

The number of shares to which you are entitled to vote is calculated by dividing the portion of your Participant's Account allocated to that Fund on the record date by the net asset value of a Fund share on the same date.

                                LEGAL PROCEEDINGS

There are no present or pending material legal proceedings affecting the Separate Account. MetLife Investors USA, in the ordinary course of its business, is engaged in litigation of various kinds which in its judgment is not of material importance in relation to its total assets.

                             ADDITIONAL INFORMATION

You may contact MetLife Investors USA at the address and phone number on the cover of this Prospectus for further information. A copy of the Statement of Additional Information, dated May 1, 2003, which provides more detailed information about the contracts, may also be obtained. The table of contents for the Statement of Additional Information is provided below.

A Registration Statement has been filed with the SEC under the Securities Act of 1933 for the Contracts offered by this Prospectus. This Prospectus does not contain all of the information in the Registration Statement. Please refer to this Registration Statement for further information about the Separate Account, MetLife Investors USA and the Contracts. Any statements in this Prospectus about the contents of the Contracts and other legal instruments are only summaries. Please see the filed versions of these documents for a complete statement of any terms.

TABLE OF CONTENTS
                                                                            Page

The Insurance Company                                                        3

Surrender Charges                                                            3

Net Investment Factor                                                        3

Annuity Payments                                                             5

Underwriters, Distribution of the contract                                   5

Calculation of Performance Data                                              5

Voting Rights                                                                5

Safekeeping of Securities                                                    6

Servicing Agent                                                              6

Experts                                                                      6

Legal Matters                                                                6

Regulation of MetLife Investors USA                                          6

Financial Statements                                                         7

                                   APPENDIX A

                         CONDENSED FINANCIAL INFORMATION

The following table sets forth condensed financial information on Accumulation Units with respect to Contracts issued under this prospectus through the Separate Account.

                                                   Twelve Months   Five Months   Twelve Months   Twelve Months   Twelve Months
                                                       Ended          Ended          Ended           Ended           Ended
                                                      7/31/93       12/31/93       12/31/94        12/31/95        12/31/96
                                                   -------------   -----------   -------------   -------------   -------------
Series B (J.P. Morgan Quality Bond Portfolio)
  Beg. AUV $ (11/27/91)...........                       5.34           7.66            7.78            7.42            8.55
  End. AUV $......................                       7.66           7.78            7.42            8.55            8.68
  End. No. Non-Qualified AUs......                                        36              19              33              46
  End. No. Qualified AUs..........                     16,762         25,717          42,525          64,141         139,070
  End. No. AUs....................                     16,762         25,753          42,544          64,174         139,116
Series G (Lord Abbett Growth and
  Income Series)
  Beg. AUV $ (10/22/91)...........                       5.63           8.27            8.70            8.85           11.46
  End. AUV $......................                       8.27           8.70            8.85           11.46           13.77
  End. No. Non-Qualified AUs......                                         3              17             108             722
  End. No. Qualified AUs..........                    133,858        183,603         328,780         567,174       1,273,509
  End. No. AUs.....................                   133,858        183,606         328,797         567,282       1,274,231
Series FA (Asset Manager
  Portfolio)
  Beg. AUV $ (5/13/93)............                       5.00           5.15            5.62            5.21            6.02
  End. AUV $......................                       5.15           5.62            5.21            6.02            6.81
  End. No. Non-Qualified AUs......                                                    22,279          36,999          41,728
  End. No. Qualified AUs..........                     38,782        258,061       2,494,047       4,145,919       5,422,386
  End. No. AUs.....................                    38,782        258,061       2,516,326       4,182,918       5,464,114
Series FG (Growth Portfolio)
  Beg. AUV $ (5/24/93)............                       5.00           5.06            5.40            5.33            7.13
  End. AUV $......................                       5.06           5.40            5.33            7.13            8.08
  End. No. Non-Qualified AUs......                                                     7,202           8,786          11,442
  End. No. Qualified AUs..........                      5,573        110,644       1,195,256       2,750,127       4,992,011
  End. No. AUs.....................                     5,573        110.644       1,202,458       2,758,913       5,003,453
Series FI (Index 500 Portfolio)
  Beg. AUV $ (6/30/93)............                       5.00           4.97            5.20            5.19            7.04
  End. AUV $......................                       4.97           5.20            5.19            7.04            8.54
  End. No. Non-Qualified AUs......                         --             --              --             169           1,755
  End. No. Qualified AUs..........                       5.93         13,988          82,152         416,388       1,542,041
  End. No. AUs.....................                                   13,988          82,152         416,557       1,543,796
Series FM (Money Market Portfolio)
  Beg. AUV $ (11/12/93)...........                                      5.00            5.01            5.16            5.40
  End. AUV $......................                                      5.01            5.16            5.40            5.62
  End. No. Non-Qualified AUs......                                                     9,114           6,823           6,854
  End. No. Qualified AUs..........                                     2,080          58,578         233,160         404,761
  End. No. AUs....................                                     2,080          67,692         239,983         411,615
  Yield...........................                                      1.95%           4.45%           3.95%          3.98%




Series FO (Overseas Portfolio)
  Beg. AUV $ (11/17/94)...........                                                      5.33            5.67            6.14
  End. AUV $......................                                                      5.67            6.14            6.86
  End. No. Qualified AUs..........                                                       114           1,721          15,303
  End. No. AUs.....................                                                      114           1,721          15,303
Series FC (Contrafund Portfolio)
  Beg. AUV $ (5/16/95)............                                                                      5.00            6.29
  End. AUV $......................                                                                      6.29            7.54
  End. No. Non-Qualified AUs......                                                                       149           2,230
  End. No. Qualified AUs..........                                                                   691,504       3,024,385
  End. No. AUs.....................                                                                  691,653       3,026,615
Series SI (International
  Portfolio)
  Beg. AUV $ (5/22/95)............                                                                      5.00            5.84
  End. AUV $......................                                                                      5.84            6.62
  End. No. Non-Qualified AUs......                                                                    65,505             105
  End. No. Qualified AUs..........                                                                   691,505         284,172
  End. No. AUs.....................                                                                  757,010         284,277
Series AS (Small Capitalization
  Portfolio)
  Beg. AUV $ (5/22/95)............                                                                      5.00            6.54
  End. AUV $......................                                                                      6.54            6.73
  End. No. Non-Qualified AUs......                                                                       858           1,677
  End. No. Qualified AUs..........                                                                   457,442       1,971,488
  End. No. AUs....................                                                                   458,300       1,973,165
-----------------------------------------------------------------------------------------------------------------------------
AUV -- Accumulation Unit Value
AUs -- Accumulation Units

                                     Twelve Months   Twelve Months   Twelve Months   Twelve Months   Twelve Months   Twelve Months
                                        Ended           Ended           Ended           Ended           Ended           Ended
                                       12/31/97        12/31/98        12/31/99        12/31/00        12/31/01        12/31/02
                                       --------        --------        --------        --------        --------        --------
Series B (J.P. Morgan Quality Bond Portfolio)
  Beg. AUV $ (11/27/91)...........         8.68            9.35            9.92            9.54           10.28           10.88
  End. AUV $......................         9.35            9.92            9.54           10.28           10.88           11.70
  End. No. Non-Qualified AUs......          221             665             872             118              --              --
  End. No. Qualified AUs..........      215,526         515,783         656,889         671,624              --              --
  End. No. AUs.....................     215,747         516,448         657,761         671,742         994,785       1,542,200
Series G (Lord Abbett Growth and
  Income Series)
  Beg. AUV $ (10/22/91)...........        13.77           17.29           18.79           20.18           21.91           21.61
  End. AUV $......................        17.29           18.79           20.18           21.91           21.61           17.50
  End. No. Non-Qualified AUs......        4,179           6,238           5,427           4,248              --              --
  End. No. Qualified AUs..........    2,889,238       4,617,697       5,803,134       6,356,823              --              --
  End. No. AUs.....................   2,893,417       4,623,935       5,808,561       6,361,071       7,113,661       7,530,918
Series FA (Asset Manager
  Portfolio)
  Beg. AUV $ (5/13/93)............         6.81            8.12            9.21           10.10            9.58            9.06
  End. AUV $......................         8.12            9.21           10.10            9.58            9.06            8.16
  End. No. Non-Qualified AUs......       40,858          41,157          41,516          33,439              --              --
  End. No. Qualified AUs..........    6,797,643       8,464,446       9,801,359      10,437,598              --              --
  End. No. AUs....................    6,838,501       8,505,603       9,842,875      10,471,037      11,212,634      11,340,299
Series FG (Growth Portfolio)
  Beg. AUV $ (5/24/93)............         8.08            9.85           13.55           18.39           16.15           13.12
  End. AUV $......................         9.85           13.55           18.39           16.15           13.12            9.04
  End. No. Non-Qualified AUs......       14,867          16,247          19,177          21,037              --              --
  End. No. Qualified AUs..........    6,599,798       8,124,129      10,193,085      12,268,950              --              --
  End. No. AUs....................    6,614,665       8,140,376      10,212,262      12,289,987      13,869,929      14,654,896
  Series FI (Index 500 Portfolio)
  Beg. AUV $ (6/30/93)............         8.54           11.19           14.17           16.85           15.07           13.07
  End. AUV $......................        11.19           14.17           16.85           15.07           13.07           10.03
  End. No. Non-Qualified AUs......        6,366           9,171           9,416           9,285              --              --
  End. No. Qualified AUs..........    3,570,728       6,140,923       8,745,251      10,745,460              --              --
  End. No. AUs....................    3,577,094       6,150,094       8,754,667      10,754,745      12,576,542      13,723,297
Series FM (Money Market Portfolio)
  Beg. AUV $ (11/12/93)...........         5.62            5.85            6.08            6.31            6.62            6.81
  End. AUV $......................         5.85            6.08            6.31            6.62            6.81            6.83
  End. No. Non-Qualified AUs......        1,526           1,588           1,497           1,503              --              --
  End. No. Qualified AUs..........      650,674       1,148,691       2,220,360       2,124,389              --              --
  End. No. AUs....................      652,200       1,150,279       2,221,857       2,125,892       2,605,363       2,564,150
  Yield...........................         4.79%           3.72%           4.96%           5.07%
Series FO (Overseas Portfolio)
  Beg. AUV $ (11/17/94)...........         6.86            7.56            8.41           11.83            9.45            7.35
  End. AUV $......................         7.56            8.41           11.83            9.45            7.35            5.78
  End. No. Qualified AUs..........       35,006          48,352          61,753          76,224              --              --
  End. No. AUs....................       35,006          48,352          61,753          76,224          87,408         100,377
Series FC (Contrafund Portfolio)
  Beg. AUV $ (5/16/95)............         7.54            9.24           11.85           14.53           13.39           11.59
  End. AUV $......................         9.24           11.85           14.53           13.39           11.59           10.36
  End. No. Non-Qualified AUs......        9,077          13,258          12,286           11,21              --              --
  End. No. Qualified AUs..........    5,886,257       8,518,838      11,052,766      12,973,409              --              --
  End. No. AUs.....................   5,895,334       8,532,096      11,065,052      12,973,409      15,567,610      16,462,689
Series SI (International
  Portfolio)
  Beg. AUV $ (5/22/95)............         6.62            7.13            8.33           12.71            9.80            6.68
  End. AUV $......................         7.13            8.33           12.71            9.81            6.68            5.39
  End. No. Non-Qualified AUs......        1,028           2,698           3,140           3,694              --              --
  End. No. Qualified AUs..........      651,994         912,185       1,273,014       1,853,485              --              --
  End. No. AUs....................      653,022         914,883       1,276,154       1,857,179       2,466,404       2,896,996
Series AS (Small Capitalization
  Portfolio)
  Beg. AUV $ (5/22/95)............         6.73            7.40            8.44           11.95            8.58            5.96
  End. AUV $......................         7.40            8.44           11.95            8.58            5.96            4.34
  End. No. Non-Qualified AUs......        5,321           7,126           7,144           9,452              --              --
  End. No. Qualified AUs..........    3,348,121       4,358,763       4,965,583       6,101,988              --              --
  End. No. AUs....................    3,353,442       4,365,889       4,972,727       6,111,440       7,337,073       8,087,639
------------------------------------------------------------------------------------------------------------------------------------
AUV -- Accumulation Unit Value
AUs -- Accumulation Units

                                   APPENDIX B

PARTICIPATING INVESTMENT PORTFOLIOS

Below are the investment objectives of each investment portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.

ALGER AMERICAN FUND (Class O)

Small Capitalization Portfolio
Investment Objective: Seeks long term growth of capital.

AMERICAN FUNDS INSURANCE SERIES (Class 2)

Growth Fund
Investment Objective: Seeks capital appreciation through stocks.

Growth-Income Fund
Investment Objective: Seeks both capital appreciation and income.

Global Small Capitalization Fund
Investment Objective: Seeks capital appreciation through stocks.

FIDELITY INVESTMENT VARIABLE INSURANCE PRODUCTS FUND (Initial Class)

VIP Asset Manager Portfolio
Investment Objective: Seeks to obtain high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments.

VIP Contrafund Portfolio
Investment Objective: Seeks long-term capital appreciation.

VIP Growth Portfolio
Investment Objective: Seeks capital appreciation.

VIP Money Market Portfolio
Investment Objective: Seeks a high level of current income as is consistent with preservation of capital and liquidity.

VIP Overseas Portfolio
Investment Objective: Seeks long-term growth of capital.

MET INVESTORS SERIES TRUST (Class A)

Met/AIM Small Cap Growth Portfolio
Investment Objective: Seeks long-term growth of capital.

J.P. Morgan Quality Bond Portfolio
Investment Objective: Seeks to provide high total return consistent with moderate risk of capital and maintenance of liquidity.

Lord Abbett Bond Debenture Portfolio
Investment Objective: Seeks high current income and the opportunity for capital appreciation to produce a high total return.

Lord Abbett Growth and Income Portfolio
Investment Objective: Seeks long-term growth of capital and income without excessive fluctuations in market value.

PIMCO Innovation Portfolio
Investment Objective: Seeks capital appreciation; no consideration is given to income.

PIMCO Total Return Portfolio
Investment Objective: Seeks maximum total return, consistent with the preservation of capital and prudent investment management.

Third Avenue Small Cap Value Portfolio
Investment Objective: Seeks long-term capital appreciation.

METROPOLITAN SERIES FUND, INC. (Class A)

Alger Equity Growth Portfolio
Investment Objective: Seeks long-term capital appreciation.

Davis Venture Value Portfolio
Investment Objective: Seeks growth of capital.

FI Mid Cap Opportunities Portfolio
Investment Objective: Seeks long-term growth of capital.

Harris Oakmark Focused Value Portfolio
Investment Objective: Seeks long-term capital appreciation.

Harris Oakmark Large Cap Value Portfolio
Investment Objective: Seeks long-term capital appreciation.

Lehman Brothers Aggregate Bond Index Portfolio
Investment Objective: Seeks to equal the performance of the Lehman Brothers Aggregate Bond Index.

MetLife Mid Cap Stock Index Portfolio
Investment Objective: Seeks to equal the performance of the Standard & Poor's Mid Cap 400 Composite Stock Price Index ("S&P MidCap 400 Index").

MetLife Stock Index Portfolio
Investment Objective: Seeks to equal the performance of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index").

MFS(r) Total Return Portfolio
Investment Objective: Seeks long-term growth of capital with a secondary objective to seek reasonable current income.

Morgan Stanley EAFE Index Portfolio
Investment Objective: Seeks to equal the performance of the MSCI EAFE Index.

Russell 2000 Index Portfolio
Investment Objective: Seeks to equal the return of the Russell 2000 Index.

State Street Research Aurora Portfolio
Investment Objective: Seeks high total return, consisting principally of capital appreciation.

State Street Research Bond Income Portfolio
Investment Objective: Seeks competitive total return primarily from investing in fixed-income securities.

State Street Research Large Cap Value Portfolio
Investment Objective: Seeks long-term growth of capital.

SCUDDER VARIABLE LIFE INVESTMENT FUND (Class A)

International Portfolio
Investment Objective: Seeks long-term growth of capital.

T. ROWE PRICE GROWTH STOCK FUND
Investment Objective: Seeks to provide long-term capital growth and, secondarily, increasing dividend income through investments in the common stocks of well-established growth companies.

Effective as of May 1, 2003, the VIP Index 500 Portfolio of Fidelity Investment Variable Insurance Products Fund is no longer available for new allocations and/or transfers of purchase payments or Participant's Account. Contractholder approval is being sought to substitute the shares of the Metropolitan Series Fund, Stock Index Portfolio for shares of the VIP Index 500 Portfolio, and the period for voting on such approval has been extended beyond May 1, 2003, by MetLife Investors USA.

                                                        '33 Act File No. 33-7094

                                     PART B

                                  STATEMENT OF
                             ADDITIONAL INFORMATION

                    METLIFE INVESTORS USA SEPARATE ACCOUNT A

           ----------------------------------------------------------

             INDIVIDUAL FLEXIBLE PAYMENT VARIABLE ANNUITY CONTRACTS

           ----------------------------------------------------------

                     METLIFE INVESTORS USA INSURANCE COMPANY

                                   May 1, 2003

This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus. A copy of the prospectus, dated May 1, 2003, may be obtained without charge by writing to MetLife Investors USA Insurance Company, P.O. Box 46539 Denver, CO 80201-6539 or by telephoning (800) 238-4536.

                                TABLE OF CONTENTS

                                                                            Page

The Insurance Company

Surrender Charges

Net Investment Factor

Annuity Payments

Underwriters, Distribution of the contract

Calculation of Performance Data

Voting Rights

Safekeeping of Securities

Servicing Agent

Experts

Legal Matters

Regulation of MetLife Investors USA

Financial Statements

THE INSURANCE COMPANY

MetLife Investors USA Insurance Company (MetLife Investors USA) is a stock life insurance company founded on September 13, 1960, and organized under the laws of the State of Delaware. Its principal executive offices are located at 22 Corporate Plaza Drive, Newport Beach, California 92660. MetLife Investors USA is authorized to transact the business of life insurance, including annuities, and is currently licensed to do business in all states except New York and in the District of Columbia. MetLife Investors USA is a wholly-owned subsidiary of MetLife Investors Group, Inc ("MLIG"). MLIG in turn is a wholly-owned subsidiary of Metropolitan Life Insurance Company , a New York life insurance company. We changed our name to MetLife Investors USA Insurance Company on February 12, 2001. On December 31, 2002, MetLife Investors became an indirect subsidiary of MetLife, Inc. (MetLife), the holding company of Metropolitan Life Insurance Company, and a listed company on the New York Stock Exchange.

We are a member of the Insurance Marketplace Standards Association ("IMSA"). Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

SURRENDER CHARGES

Subject to the individual's retirement plan requirements, all or a portion of the Participant's account may be surrendered at any time prior to the annuity date. Unless a certificate has been in effect for more than nine full calendar years after the Certificate Date, a surrender charge (contingent deferred sales charge) will be deducted in the event the Participant requests a full or partial surrender from the Separate Account. The charge is based on a percentage of the amount surrendered. No surrender charge will be applied for that part of the first surrender from the Separate Account in a calendar year that does not exceed 10% of the value of the Participant's Account. The surrender charge amounts to 7% for surrenders attributable to purchase payments received within 60 months prior to the date of the surrender. In no event will the sum of these surrender charges and the distribution expense charge exceed 9% of the purchase payments.

NET INVESTMENT FACTOR

The Separate Account net investment factor is an index of the percentage change (adjusted for distributions by the Fund and the deduction of the actuarial risk fee) in the net asset value of each Fund in which the Series in invested, since the preceding Business Day. The Separate Account net investment factor for each Series of Accumulation Units is determined for any Business Day by dividing (i) the net asset value of a share of the Fund which is represented by such Series at the close of business on such day, plus the per share amount of any distributions made by such Fund on such day by (ii) the net asset value of a share of such Fund determined as of the close of business on the preceding Business Day and then subtracting from the result the daily factors for mortality and expense risks (.003836%) for each calendar day between the preceding Business Day and the end of the current Business Day.

ANNUITY PAYMENTS

Basis of Variable Benefits

The Variable Annuity benefits rates used in determining Annuity Payments under the Contracts are based on actuarial assumptions, reflected in tables in the Contracts, as to the expected mortality and adjusted age and the form of Annuity selected. The mortality basis for these tables is Annuity 2000 Mortality Table, projected to the year 2020 on Projection Scale G, with interest at 4.25% for all functions involving life contingencies and the portion of any period certain beyond 10 years, and 3.25% for the first 10 years of any certain period. Adjusted age in those tables means actual age to the nearest birthday at the time the first payment is due, adjusted according to the following table:

----------------------------------------------------------------------

YEAR OF BIRTH                          AGE ADJUSTMENT
BEFORE 1945                            ACTUAL AGE
1946- 1965                             AGE MINUS 1 YEAR
1966 - 1985                            AGE MINUS 2 YEARS
1986 - 2005                            AGE MINUS 3 YEARS

----------------------------------------------------------------------

Determination of Amount of Monthly Variable Annuity Payments for First Year

The Separate Account value used to establish the monthly variable annuity payment for the first year consists of the value of accumulation units of each Series of the Separate Account credited to a Participant on the last valuation date of the second calendar week before the annuity date. The Contract contains tables showing monthly payment factors and annuity premium rates per $1,000 of Separate Account value to be applied under Options 1 through 4.

At the beginning of the first payment year, an amount is transferred from the Separate Account to MetLife Investors USA's General Account and level monthly annuity payments for the year are made out of the General Account. The amount to be transferred is determined by multiplying the annuity premium rate per $1,000 set forth in the Contract tables by the number of thousands of dollars of Separate Account value credited to a Participant. The level monthly payment for the first payment year is then determined by multiplying the amount transferred (the "Annuity Premium") by the monthly payment factor in the same table. In the event the Contract involved has Separate Account accumulation units in more than one Series, the total monthly annuity payment for the first year is the sum of the monthly annuity payments, determined in the same manner as above, for each Series.

At the time the first year's monthly payments are determined, a number of annuity units for each Separate Account Series is also established for the annuitant by dividing the first year monthly payment from that series by the Separate Account annuity unit values for the series on the last valuation date of the second calendar week before the first annuity payment is due. The number of annuity units remains fixed during the annuity period unless annuity units are converted to or from another series.

Determination of Amount of Monthly Variable Annuity Payments for Second and Subsequent Years

As of each anniversary of the annuity date, MetLife Investors USA will determine the amount of the monthly variable annuity payments for the year then beginning. Separate determinations will be made for each Separate Account Series in which the annuitant has annuity units, with the total annuity payment being the sum of the payments derived from the Series. The amount of monthly payments for any Separate Account Series for any year after the first will be determined by multiplying the number of annuity units for that Series by the annuity unit value for that Series for the valuation period in which the first payment for the year is due. It will be MetLife Investor USA's practice to mail variable annuity payments no later than seven days after the last day of the valuation period upon which they are based or the monthly anniversary thereof.

The objective of a variable annuity contract is to provide level payments during periods when the economy is relatively stable and to reflect as increased payments only the excess of investment results flowing from inflation or an increase in productivity. The achievement of this objective will depend, in part, upon the validity of the assumption that the net investment return of the Separate Account equals the assumed investment return during periods of stable prices. Subsequent years' payments will be smaller than, equal to or greater than the first year's payments depending on whether the actual net investment return for the Separate Account is smaller than equal to or greater than the Assumed Investment Return.

Annuity Unit Value

The initial value of an Annuity Unit is $5 for each Series for the first Valuation Period as of which the first Variable Annuity Payment from such Series is made. The value of an Annuity Unit for each Series on any later date is determined by multiplying the value of an Annuity Unit at the end of the preceding Valuation Period by the "Annuity change factor" for the second preceding Valuation Period. The Annuity change factor is an adjusted measurement of the investment performance of the Fund since the end of the preceding Valuation Period. The Annuity change factor is determined by dividing the value of an Accumulation Unit at the end of the Valuation Period by the value of an Accumulation Unit at the end of the preceding Valuation Period and multiplying the result by a neutralization factor.

Variable Annuity Payments for each year after the first reflect variations in the investment performance of the Separate Account above and below an Assumed Investment Return. This assumed investment rate is included for purposes of actuarial computations and does not relate to the actual investment performance of the underlying Fund. Therefore, the Assumed Investment Return must be "neutralized" in computing the Annuity change factor. For weekly Valuation Periods and a 4.25% Assumed Investment Return, the neutralization factor is 0.9991999.

UNDERWRITERS, DISTRIBUTION OF THE CONTRACTS

The Contracts will be sold as a continuous offering by individuals who are appropriately licensed as insurance agents of MetLife Investors USA for the sale of life insurance and Variable Annuity Contracts in the state where the sale is made. In addition, these individuals will be registered representatives of the principal underwriter, MetLife Investors Distribution Company, formerly Security First Financial, Inc., or of other broker-dealers registered under the Securities Exchange Act of 1934 whose registered representatives are authorized by applicable law to sell Variable Annuity Contracts issued by MetLife Investors USA. Commissions on sales of contracts range from 0% to 8.5%. Agents are paid from the General Account of MetLife Investors USA. Such commissions bear no direct relationship to any of the charges under the Contracts. It is expected that the Contracts will be sold in 49 states and the District of Columbia.

MetLife Investors USA paid the following amounts to the distributor, and the distributor retained the following amounts for 2001 and 2002. No information is available for 2000.

2001     Received          $35,670,155
         Retained                   $0

2002     Received          $90,280,308
         Retained                   $0

CALCULATION OF PERFORMANCE DATA

The average annual total return as of December 31, 2001, of the Series in the Separate Account are as follows:


                                                                               Average Annual Total Returns

                                                   Inception        1 year      3 year      5 year     10 year     Inception to Date
                                                   ---------        ------      ------      ------     -------     -----------------
            Lord Abbett Growth & Income             2/12/01        -26.09%        N/A         N/A         N/A           -16.66%

            J.P.Morgan Quality Bond                 2/12/01          0.44%        N/A         N/A         N/A             2.83%

            Fidelity Asset Manager                  5/13/93        -17.00%      -9.33%      -1.19%        N/A             5.16%

            Fidelity Growth Fund                    5/24/93        -38.08%     -24.46%      -3.02%        N/A             6.31%

            Fidelity Contrafund Fund                5/16/95        -17.61%     -11.15%       2.61%        N/A             9.97%

            Fidelity Overseas                       5/16/95        -28.35%     -24.91%      -6.93%        N/A             1.51%

            Fidelity Index 500                      6/30/93        -30.33%     -18.86%      -3.54%        N/A             7.54%

            Fidelity Money Market                  11/12/93         -6.72%       0.67%       2.03%        N/A             3.42%

            International Portfolio                 5/22/95        -26.50%     -18.71%      -4.67%        N/A             0.94%

            Alger Small Capitalization              5/22/95        -34.25%     -30.48%      -10.33%       N/A            -1.89%

Average annual total return was computed by finding the average annual compounded rates of return over the 1, 3, 5, and 10 year periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                 P(1+T)(n) = ERV

Where:

     P     =    a hypothetical initial payment of $1,000
     T     =    average annual total return
     n     =    number of years
     ERV   =    ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5, or 10 year periods (or fractional portion thereof).

The computation of average annual total returns does take into consideration recurring charges and any non-recurring charges applicable to a Contract which is surrendered in full at the end of the stated holding period.

VOTING RIGHTS

Unless otherwise restricted by the plan under which a Contract is issued each Owner will have the right to instruct MetLife Investors USA with respect to voting the Fund Shares which are the assets underlying the Owner's interest in the Separate Account, at all regular and special shareholders meetings. An Annuitant's voting power with respect to Fund shares held by the Separate Account declines during the time the Annuitant is receiving a Variable Annuity based on the investment performance of the Separate Account, because amounts attributable to the Annuitant's interest are being transferred annually to the General Account to provide the variable payments.

SAFEKEEPING OF SECURITIES

Custody of all assets of the Separate Account are held by MetLife Investors USA. The assets of each Separate Account Series will be kept physically segregated by MetLife Investors USA and held separate from the assets of any other firm, person, or corporation. Additional protection for the assets of the Separate Account is afforded by fidelity bonds covering all of MetLife Investors USA's officers and employees.

SERVICING AGENT

Administrative services agreements have been entered into between MetLife Investors USA and each of MetLife Group, Inc and Metropolitan Life Insurance Company under which the latter have agreed to perform certain of the personnel and administrative services relating to the Contracts and for the Separate Account.. MetLife Investors USA has paid fees to MetLife Group and Metropolitan Life Insurance Company for these services.

EXPERTS

The financial statements of the Company as of and for the years ended December 31, 2000, 2001, and 2002, included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements of the sub-accounts of the Separate Account as of December 31, 2002, and for each of the periods in the two years then ended included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is One City Centre, St. Louis, Missouri 63101.

LEGAL MATTERS

Richard C. Pearson, General Counsel of MetLife Investors USA Insurance Company, has provided advice on certain matters relating to the federal securities laws in connection with the Contracts.

REGULATION OF METLIFE INVESTORS USA

MetLife Investors USA is subject to the laws of the state of Delaware governing insurance companies and to regulation by the Delaware Commissioner of Insurance. An annual statement, in a prescribed form, is filed with the Commissioner on or before March 1 each year covering the operations of MetLife Investors USA for the preceding year and its financial condition on December 31 of such year. MetLife Investors USA's books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is usually conducted by the National Association of Insurance Commissioners at least once in every three years. MetLife Investors USA was last examined as of December 31, 1997. While Delaware insurance law prescribes permissible investments for MetLife Investors USA, it does not prescribe permissible investments for the Separate Account, nor does it involve supervision of the investment management or policy of MetLife Investors USA. In addition, MetLife Investors USA is subject to the insurance laws and regulations of other jurisdictions in which it is licensed to operate. State insurance laws generally provide regulations for the licensing of insurers and their agents, govern the financial affairs of insurers, require approval of policy forms, impose reserve requirements and require filing of an annual statement. Generally, the insurance departments of these other jurisdictions apply the laws of Delaware in determining permissible investments for MetLife Investors USA.

FINANCIAL STATEMENTS

The financial statements of MetLife Investors USA contained herein should be considered only for the purposes of informing investors as to its ability to carry out the contractual obligations as depositor under the Annuity Contracts and as custodian as described elsewhere herein and in the Prospectus. The financial statements of the Separate Account are also included in this Statement of Additional Information.

INDEPENDENT AUDITORS' REPORT

Board of Directors and Shareholders of
MetLife Investors USA Insurance Company and
Contract Owners of MetLife Investors USA Separate Account A

We have audited the accompanying statement of assets and liabilities of each of the sub-accounts (as disclosed in Note 1 to the financial statements) comprising MetLife Investors USA Separate Account A (the Separate Account) of MetLife Investors USA Insurance Company as of December 31, 2002, the related statement of operations for each of the periods in the year then ended, the statements of changes in net assets for each of the periods in the two year period then ended, and the financial highlights as of December 31, 2002 and 2001, and for each of the periods then ended. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the sub-accounts of MetLife Investors USA Separate Account A of MetLife Investors USA Insurance Company as of December 31, 2002, the results of their operations for each of the periods in the year then ended, the changes in their net assets for each of the periods in the two year period then ended, and their financial highlights as of December 31, 2002 and 2001, and for each of the periods then ended in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP

St. Louis, Missouri
April 24, 2003

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Assets and Liabilities
December 31, 2002

Sub-account assets:
  Investments:
   Met Investors Series Trust (Met Investors or MIST):
    Lord Abbett Growth and Income Portfolio                           13,642,818 shares $  257,303,547
    Lord Abbett Growth and Income Portfolio B                          8,442,839 shares    158,556,516
    Lord Abbett Bond Debenture Portfolio                                  10,604 shares        108,585
    Lord Abbett Bond Debenture Portfolio B                            11,294,996 shares    115,321,909
    JP Morgan Quality Bond Portfolio                                   3,229,038 shares     38,328,681
    Met Putnam Research Portfolio                                      3,581,918 shares     23,031,733
    Met Putnam Research Portfolio B                                    4,224,189 shares     27,077,051
    MIST AIM Mid Cap Core Equity Portfolio B                           2,371,705 shares     23,290,143
    MIST AIM Small Cap Growth Portfolio B                              3,984,680 shares     34,347,942
    MIST SSR Concentrated International Portfolio B                    1,431,346 shares     12,696,039
    MIST Third Avenue Small Cap Value Portfolio B                      3,085,204 shares     25,545,489
    Oppenheimer Capital Appreciation Portfolio B                      15,179,259 shares     97,906,221
    PIMCO Money Market Portfolio B                                    90,517,784 shares     90,517,784
    Janus Aggressive Growth Portfolio B                                6,914,266 shares     36,922,180
    PIMCO Total Return Portfolio                                       2,248,244 shares     25,495,087
    PIMCO Total Return Portfolio B                                    21,116,966 shares    238,410,546
    PIMCO Innovation Portfolio B                                       3,373,202 shares     10,254,534
    MFS Mid Cap Growth Portfolio B                                     9,258,171 shares     42,957,913
    MFS Research International Portfolio B                             6,214,771 shares     46,424,339
   AIM Variable Insurance Funds, Inc. (AIM):
    V.I. Premier Equity Fund                                              83,887 shares      1,360,647
    V.I. Capital Appreciation Fund                                        43,532 shares        715,231
    V.I. International Growth Fund                                        44,657 shares        557,766
    V.I. Balanced Fund                                                   132,046 shares      1,155,403
   MFS Variable Insurance Trust (MFS):
    Research Series                                                       33,431 shares        360,386
    Investors Trust Series                                                13,153 shares        177,171
    New Discovery Series                                                  32,649 shares        340,856
   Oppenheimer Variable Account Funds (Oppenheimer):
    Main Street Growth & Income Fund                                      97,130 shares      1,488,032
    Bond Fund                                                             37,268 shares        421,501
    Money Fund                                                           913,258 shares        913,258
    Main Street Small Capital Growth Fund                                 13,311 shares        123,925
    Strategic Bond Fund                                                   54,489 shares        249,015
   Variable Insurance Products Fund, Fund II & Fund III (Fidelity):
    VIP II Asset Manager Portfolio                                    12,789,987 shares    163,072,334
    VIP Growth Portfolio                                               9,503,571 shares    222,763,704
    VIP II Contrafund Portfolio                                       11,119,421 shares    201,261,520
    VIP Overseas Portfolio                                               937,181 shares     10,290,247
    VIP Equity-Income Portfolio                                        1,248,156 shares     22,666,513
    VIP II Index 500 Portfolio                                         2,027,250 shares    202,562,820
    VIP Money Market Portfolio                                        30,993,059 shares     30,993,059
   Scudder Variable Series I (Scudder I):
    International Portfolio                                            2,462,022 shares     16,052,383
   Metropolitan Life Series (MetLife):
    Janus Mid Cap Portfolio                                               67,380 shares        701,426
    Russell 2000 Index Portfolio                                          46,016 shares        379,632

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Assets and Liabilities
December 31, 2002

Sub-account assets, continued:
  Investments, continued:
   Metropolitan Life Series (MetLife), (Cont'd):
    Putnam International Stock Portfolio                              35,770 shares $      277,575
    Putnam Large Cap Growth Portfolio                                 90,402 shares        324,543
    Stock Index Portfolio B                                        1,810,142 shares     41,488,456
   VanKampen LIT Funds (VanKampen):
    Emerging Growth Fund                                              24,055 shares        459,210
    Enterprise Fund                                                   14,527 shares        152,243
    Growth & Income Fund                                              16,278 shares        219,265
   Federated Investors Insurance Company (Federated):
    Equity Income Fund II                                             30,986 shares        301,494
    High Income Bond Fund                                             34,606 shares        245,010
    American Leaders Fund II                                          39,122 shares        595,046
    Growth Strategic Fund II                                          12,195 shares        158,535
   Neuberger Berman (Neuberger):
    Genesis Fund                                                     113,596 shares      3,196,591
   The Alger American Fund (Alger):
    Small Capitalization Fund                                      3,494,145 shares     42,663,510
   T. Rowe Price Funds (T. Rowe):
    Growth Fund                                                    1,506,463 shares     27,990,083
    International Fund                                               493,019 shares      4,378,009
    Prime Reserve Fund                                             1,841,195 shares      1,841,195
   Janus Capital Funds Corp. (Janus):
    Aspen Worldwide Growth Fund                                      245,987 shares      5,178,026
   New England Zenith Fund (New England Zenith):
    Davis Venture Value Fund E                                     6,669,283 shares    128,917,240
    Jennison Growth Portfolio B                                    5,460,956 shares     42,049,361
    Harris Oakmark Focused Value Fund B                              681,596 shares    114,003,747
                                                                                    --------------
      Total assets                                                                  $2,597,542,207
                                                                                    ==============

Sub-account liabilities:
  Due to/(from) general account, net:
   Met Investors Lord Abbett Growth and Income Portfolio                                $  402,251
   Met Investors Lord Abbett Growth and Income Portfolio B                                  87,672
   Met Investors Lord Abbett Bond Debenture Portfolio                                         (192)
   Met Investors Lord Abbett Bond Debenture Portfolio B                                     66,605
   Met Investors JP Morgan Quality Bond Portfolio                                           74,534
   Met Investors Met Putnam Research Portfolio                                              (2,601)
   Met Investors Met Putnam Research Portfolio B                                            14,946
   Met Investors MIST AIM Mid Cap Core Equity Portfolio B                                   13,161
   Met Investors MIST AIM Small Cap Growth Portfolio B                                      18,783
   Met Investors MIST SSR Concentrated International Portfolio B                             7,264
   Met Investors MIST Third Avenue Small Cap Value Portfolio B                              16,855
   Met Investors Oppenheimer Capital Appreciation Portfolio B                               69,060
   Met Investors PIMCO Money Market Portfolio B                                             53,482
   Met Investors Janus Aggressive Growth Portfolio B                                        20,018
   Met Investors PIMCO Total Return Portfolio                                                8,523

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Assets and Liabilities
December 31, 2002


    Sub-account liabilities, continued:
      Due to/(from) general account, net, continued:
       Met Investors PIMCO Total Return Portfolio B             $  139,729
       Met Investors PIMCO Innovation Portfolio B                   58,854
       Met Investors MFS Mid Cap Growth Portfolio B                 22,938
       Met Investors MFS Research International Portfolio B         26,005
       AIM V.I. Premier Equity Fund                                  1,925
       AIM V.I. Capital Appreciation Fund                            1,892
       AIM V.I. International Growth Fund                            1,192
       AIM V.I. Balanced Fund                                        3,063
       MFS Research Series                                             666
       MFS Investors Trust Series                                      304
       MFS New Discovery Series                                        623
       Oppenheimer Main Street Growth & Income Fund                  2,795
       Oppenheimer Bond Fund                                         1,629
       Oppenheimer Money Fund                                        3,139
       Oppenheimer Main Street Small Capital Growth Fund               546
       Oppenheimer Strategic Bond Fund                                 916
       Fidelity VIP II Asset Manager Portfolio                     293,273
       Fidelity VIP Growth Portfolio                               276,664
       Fidelity VIP II Contrafund Portfolio                        408,582
       Fidelity VIP Overseas Portfolio                              16,222
       Fidelity VIP Equity-Income Portfolio                         31,225
       Fidelity VIP II Index 500 Portfolio                         335,854
       Fidelity VIP Money Market Portfolio                          80,338
       Scudder I International Portfolio                            25,421
       MetLife Janus Mid Cap Portfolio                              (2,267)
       MetLife Russell 2000 Index Portfolio                          1,135
       MetLife Putnam International Stock Portfolio                    822
       MetLife Putnam Large Cap Growth Portfolio                    (1,761)
       MetLife Stock Index Portfolio B                              (1,600)
       VanKampen Emerging Growth Fund                                  364
       VanKampen Enterprise Fund                                    (3,057)
       VanKampen Growth & Income Fund                               (1,393)
       Federated Equity Income Fund II                                 710
       Federated High Income Bond Fund                                 909
       Federated American Leaders II                                 1,434
       Federated Growth Strategic Fund II                              405
       Neuberger Genesis Fund                                        3,804
       Alger Small Capitalization Fund                              59,818
       T. Rowe Growth Fund                                          21,347
       T. Rowe International Fund                                    3,019
       T. Rowe Prime Reserve Fund                                    2,333
       Janus Aspen Worldwide Growth Fund                             5,576
       New England Zenith Davis Venture Value Fund E                72,319
       New England Zenith Jennison Growth Portfolio B               23,379
       New England Zenith Harris Oakmark Focused Value Fund B       64,421
                                                                ----------
          Total liabilities                                     $2,835,873
                                                                ==========

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Assets and Liabilities
December 31, 2002



Sub-account net assets:
  Accumulations units:
   Met Investors Lord Abbett Growth and Income Portfolio           $  256,901,296
   Met Investors Lord Abbett Growth and Income Portfolio B            158,468,844
   Met Investors Lord Abbett Bond Debenture Portfolio                     108,777
   Met Investors Lord Abbett Bond Debenture Portfolio B               115,255,304
   Met Investors JP Morgan Quality Bond Portfolio                      38,254,147
   Met Investors Met Putnam Research Portfolio                         23,034,334
   Met Investors Met Putnam Research Portfolio B                       27,062,105
   Met Investors MIST AIM Mid Cap Core Equity Portfolio B              23,276,982
   Met Investors MIST AIM Small Cap Growth Portfolio B                 34,329,159
   Met Investors MIST SSR Concentrated International Portfolio B       12,688,775
   Met Investors MIST Third Avenue Small Cap Value Portfolio B         25,528,634
   Met Investors Oppenheimer Capital Appreciation Portfolio B          97,837,161
   Met Investors PIMCO Money Market Portfolio B                        90,464,302
   Met Investors Janus Aggressive Growth Portfolio B                   36,902,162
   Met Investors PIMCO Total Return Portfolio                          25,486,564
   Met Investors PIMCO Total Return Portfolio B                       238,270,817
   Met Investors PIMCO Innovation Portfolio B                          10,190,742
   Met Investors MFS Mid Cap Growth Portfolio B                        42,934,975
   Met Investors MFS Research International Portfolio B                46,398,334
   AIM V.I. Premier Equity Fund                                         1,358,722
   AIM V.I. Capital Appreciation Fund                                     713,339
   AIM V.I. International Growth Fund                                     556,574
   AIM V.I. Balanced Fund                                               1,152,340
   MFS Research Series                                                    359,720
   MFS Investors Trust Series                                             176,867
   MFS New Discovery Series                                               340,233
   Oppenheimer Main Street Growth & Income Fund                         1,485,237
   Oppenheimer Bond Fund                                                  419,872
   Oppenheimer Money Fund                                                 910,119
   Oppenheimer Main Street Small Capital Growth Fund                      123,379
   Oppenheimer Strategic Bond Fund                                        248,099
   Fidelity VIP II Asset Manager Portfolio                            162,779,061
   Fidelity VIP Growth Portfolio                                      222,487,040
   Fidelity VIP II Contrafund Portfolio                               200,852,938
   Fidelity VIP Overseas Portfolio                                     10,274,025
   Fidelity VIP Equity-Income Portfolio                                22,635,288
   Fidelity VIP II Index 500 Portfolio                                202,226,966
   Fidelity VIP Money Market Portfolio                                 30,912,721
   Scudder I International Portfolio                                   16,026,962
   MetLife Janus Mid Cap Portfolio                                        703,693
   MetLife Russell 2000 Index Portfolio                                   378,497
   MetLife Putnam International Stock Portfolio                           276,753
   MetLife Putnam Large Cap Growth Portfolio                              326,304
   MetLife Stock Index Portfolio B                                     41,490,056
   VanKampen Emerging Growth Fund                                         458,846
   VanKampen Enterprise Fund                                              155,300

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Assets and Liabilities
December 31, 2002


   Sub-account net assets, continued:
     Accumulations units, continued:
      VanKampen Growth & Income Fund                           $      220,658
      Federated Equity Income Fund II                                 300,784
      Federated High Income Bond Fund                                 244,101
      Federated American Leaders Fund II                              593,612
      Federated Growth Strategic Fund II                              158,130
      Neuberger Genesis Fund                                        3,192,787
      Alger Small Capitalization Fund                              42,603,692
      T. Rowe Growth Fund                                          27,968,736
      T. Rowe International Fund                                    4,374,990
      T. Rowe Prime Reserve Fund                                    1,838,862
      Janus Aspen Worldwide Growth Fund                             5,172,450
      New England Zenith Davis Venture Value Fund E               128,844,921
      New England Zenith Jennison Growth Portfolio B               42,025,982
      New England Zenith Harris Oakmark Focused Value Fund B      113,939,326
                                                               --------------
                                                               $2,594,701,396
                                                               --------------

     Annuitization units:
      Met Investors PIMCO Innovation Portfolio B                        4,938
                                                               --------------
         Total net assets                                      $2,594,706,334
                                                               ==============

See accompanying notes to financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Operations
Year ended December 31, 2002

                                                                                               Met Investors
                                                  --------------------------------------------------------------------------
                                                    Lord Abbett    Lord Abbett
                                                      Growth         Growth       Lord Abbett    Lord Abbett
                                                        and            and           Bond           Bond        JP Morgan
                                                      Income        Income B     Debenture (a)   Debenture B   Quality Bond
                                                  --------------  -------------  -------------  -------------  -------------
Income:
  Dividends                                       $    2,659,151      1,550,130              -      2,298,105      1,712,457
Expenses:
  Mortality and expense risk                           3,111,076      1,223,301            859        622,252        377,293
  Administrative fee                                     686,724        215,515            118         97,537         64,833
                                                  --------------  -------------  -------------  -------------  -------------
    Total expenses                                     3,797,800      1,438,816            977        719,789        442,126
                                                  --------------  -------------  -------------  -------------  -------------
    Net investment income (loss)                      (1,138,649)       111,314           (977)     1,578,316      1,270,331
                                                  --------------  -------------  -------------  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares         (3,312,647)      (118,290)          (896)      (773,645)        73,635
  Realized gain distributions                         18,938,651     11,242,840              -              -              -
                                                  --------------  -------------  -------------  -------------  -------------
    Net realized gain (loss)                          15,626,004     11,124,550           (896)      (773,645)        73,635
                                                  --------------  -------------  -------------  -------------  -------------
Change in unrealized appreciation (depreciation)     (77,572,328)   (28,389,839)           102      1,257,236      1,086,975
                                                  --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                   $  (63,084,973)   (17,153,975)        (1,771)     2,061,907      2,430,941
                                                  ==============  =============  =============  =============  =============



                                                       Met            Met
                                                      Putnam         Putnam
                                                     Research      Research B
                                                  -------------  -------------
Income:
  Dividends                                             117,888        115,676
Expenses:
  Mortality and expense risk                            279,018        239,082
  Administrative fee                                     73,759         41,684
                                                  -------------  -------------
    Total expenses                                      352,777        280,766
                                                  -------------  -------------
    Net investment income (loss)                       (234,889)      (165,090)
                                                  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares          (670,404)      (234,087)
  Realized gain distributions                                 -              -
                                                  -------------  -------------
    Net realized gain (loss)                           (670,404)      (234,087)
                                                  -------------  -------------
Change in unrealized appreciation (depreciation)     (6,476,873)    (3,299,270)
                                                  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                      (7,382,166)    (3,698,447)
                                                  =============  =============

(a) For the period from April 26, 2002 to December 31, 2002.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Operations
Year ended December 31, 2002

                                                                                                Met Investors
                                                  --------------------------------------------------------------------
                                                                                                           MIST
                                                     MIST AIM         MIST AIM          MIST SSR       Third Avenue
                                                      Mid Cap         Small Cap       Concentrated      Small Cap
                                                   Core Equity B      Growth B          Int'l B        Value B (b)
                                                  --------------    -------------    -------------    -------------
Income:
  Dividends                                       $        2,379                -           11,837           50,618
Expenses:
  Mortality and expense risk                             165,029          203,610           66,315           93,286
  Administrative fee                                      26,281           32,474           10,174           13,539
                                                  --------------    -------------    -------------    -------------
    Total expenses                                       191,310          236,084           76,489          106,825
                                                  --------------    -------------    -------------    -------------
    Net investment income (loss)                        (188,931)        (236,084)         (64,652)         (56,207)
                                                  --------------    -------------    -------------    -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares           (146,714)         (81,381)         (35,949)          (4,059)
  Realized gain distributions                             16,248                -                -           34,949
                                                  --------------    -------------    -------------    -------------
    Net realized gain (loss)                            (130,466)         (81,381)         (35,949)          30,890
                                                  --------------    -------------    -------------    -------------
Change in unrealized appreciation (depreciation)      (1,443,650)      (3,280,761)        (601,328)          66,218
                                                  --------------    -------------    -------------    -------------
    Net increase (decrease) in net assets from
     operations                                   $   (1,763,047)      (3,598,226)        (701,929)          40,901
                                                  ==============    =============    =============    =============



                                                   Oppenheimer         PIMCO            Janus
                                                     Capital           Money          Aggressive
                                                  Appreciation B      Market B         Growth B
                                                  --------------   -------------    -------------
Income:
  Dividends                                               3,406          559,884            1,729
Expenses:
  Mortality and expense risk                            735,237          767,531          285,416
  Administrative fee                                    119,107          133,356           50,113
                                                  -------------    -------------    -------------
    Total expenses                                      854,344          900,887          335,529
                                                  -------------    -------------    -------------
    Net investment income (loss)                       (850,938)        (341,003)        (333,800)
                                                  -------------    -------------    -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares          (149,511)               -         (119,094)
  Realized gain distributions                                 -                -                -
                                                  -------------    -------------    -------------
    Net realized gain (loss)                           (149,511)               -         (119,094)
                                                  -------------    -------------    -------------
Change in unrealized appreciation (depreciation)    (11,600,543)               -       (6,107,360)
                                                  -------------    -------------    -------------
    Net increase (decrease) in net assets from
     operations                                     (12,600,992)        (341,003)      (6,560,254)
                                                  =============    =============    =============

(b) For the period from May 1, 2002 to December 31, 2002.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Operations
Year ended December 31, 2002

                                                                     Met Investors
                                      ---------------------------------------------------------------------------
                                                                                           MFS             MFS
                                          PIMCO           PIMCO            PIMCO         Mid Cap        Research
                                       Total Return   Total Return B    Innovation B     Growth B    International B
                                      --------------  --------------   -------------  -------------  ---------------
Income:
 Dividends                            $            -              -                -              -          53,950
Expenses:
 Mortality and expense risk                  280,035      1,485,331          105,469        347,266         299,685
 Administrative fee                           65,712        235,568           18,340         60,450          52,390
                                      --------------  -------------    -------------  -------------   -------------
    Total expenses                           345,747      1,720,899          123,809        407,716         352,075
                                      --------------  -------------    -------------  -------------   -------------
    Net investment income (loss)            (345,747)    (1,720,899)        (123,809)      (407,716)       (298,125)
                                      --------------  -------------    -------------  -------------   -------------
Net realized gain (loss) on
 investments:
 Realized gain (loss) on sale of
   fund shares                               179,184         46,268         (201,351)      (216,093)       (510,120)
 Realized gain distributions                       -              -                -        243,424               -
                                      --------------  -------------    -------------  -------------   -------------
    Net realized gain (loss)                 179,184         46,268         (201,351)        27,331        (510,120)
                                      --------------  -------------    -------------  -------------   -------------
Change in unrealized appreciation
 (depreciation)                            2,227,788     10,076,696       (4,813,192)   (11,731,559)     (1,617,055)
                                      --------------  -------------    -------------  -------------   -------------
    Net increase (decrease) in net
     assets from operations           $    2,061,225      8,402,065       (5,138,352)   (12,111,944)     (2,425,300)
                                      ==============  =============    =============  =============   =============

                                                   AIM
                                      ----------------------------
                                          V.I.            V.I.
                                         Premier        Capital
                                         Equity       Appreciation
                                      -------------  -------------
Income:
 Dividends                                    5,501              -
Expenses:
 Mortality and expense risk                  22,460         11,271
 Administrative fee                           2,555          1,250
                                      -------------  -------------
    Total expenses                           25,015         12,521
                                      -------------  -------------
    Net investment income (loss)            (19,514)       (12,521)
                                      -------------  -------------
Net realized gain (loss) on
 investments:
 Realized gain (loss) on sale of
   fund shares                             (425,721)      (278,584)
 Realized gain distributions                      -              -
                                      -------------  -------------
    Net realized gain (loss)               (425,721)      (278,584)
                                      -------------  -------------
Change in unrealized appreciation
 (depreciation)                            (229,205)        35,711
                                      -------------  -------------
    Net increase (decrease) in net
     assets from operations                (674,440)      (255,394)
                                      =============  =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Operations
Year ended December 31, 2002

                                                               AIM                                       MFS
                                                  -----------------------------      -------------------------------

                                                       V.I.
                                                   International         V.I.                           Investors
                                                      Growth           Balanced         Research          Trust
                                                  --------------    -------------    -------------    -------------
Income:
  Dividends                                       $        3,655           31,805            1,260            1,223
Expenses:
  Mortality and expense risk                               8,598           16,386            5,731            2,782
  Administrative fee                                         952            3,221              638              299
                                                  --------------    -------------    -------------    -------------
    Total expenses                                         9,550           19,607            6,369            3,081
                                                  --------------    -------------    -------------    -------------
    Net investment income (loss)                          (5,895)          12,198           (5,109)          (1,858)
                                                  --------------    -------------    -------------    -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares           (139,519)        (145,764)        (130,736)         (30,552)
  Realized gain distributions                                  -                -                -                -
                                                  --------------    -------------    -------------    -------------
    Net realized gain (loss)                            (139,519)        (145,764)        (130,736)         (30,552)
                                                  --------------    -------------    -------------    -------------
Change in unrealized appreciation (depreciation)          29,252         (146,217)             760          (22,271)
                                                  --------------    -------------    -------------    -------------
    Net increase (decrease) in net assets from
     operations                                   $     (116,162)        (279,783)        (135,085)         (54,681)
                                                  ==============    =============    =============    =============

                                                           Oppenheimer
                                                  ----------------------------
                                                                        Main
                                                                       Street
                                                       New            Growth &
                                                    Discovery          Income            Bond
                                                  -------------    -------------    -------------
Income:
  Dividends                                                   -           15,476           29,028
Expenses:
  Mortality and expense risk                              5,845           24,615            5,005
  Administrative fee                                        664            2,786              645
                                                  -------------    -------------    -------------
    Total expenses                                        6,509           27,401            5,650
                                                  -------------    -------------    -------------
    Net investment income (loss)                         (6,509)         (11,925)          23,378
                                                  -------------    -------------    -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares           (94,147)        (228,579)          (5,566)
  Realized gain distributions                                 -                -                -
                                                  -------------    -------------    -------------
    Net realized gain (loss)                            (94,147)        (228,579)          (5,566)
                                                  -------------    -------------    -------------
Change in unrealized appreciation (depreciation)        (86,158)        (176,542)          10,343
                                                  -------------    -------------    -------------
    Net increase (decrease) in net assets from
     operations                                        (186,814)        (417,046)          28,155
                                                  =============    =============    =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Operations
Year ended December 31, 2002

                                                                  Oppenheimer
                                                  -------------------------------------------    --------------
                                                                  Main Street
                                                                     Small                          VIP II
                                                                    Capital       Strategic          Asset
                                                      Money         Growth          Bond            Manager
                                                  -------------- -------------  -------------    -------------
Income:
  Dividends                                       $       13,640             -         26,717        6,942,760
Expenses:
  Mortality and expense risk                              11,332         1,762          4,345        1,911,005
  Administrative fee                                       2,115           338            452          426,618
                                                  -------------- -------------  -------------    -------------
    Total expenses                                        13,447         2,100          4,797        2,337,623
                                                  -------------- -------------  -------------    -------------
    Net investment income (loss)                             193        (2,100)        21,920        4,605,137
                                                  -------------- -------------  -------------    -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares                  -        (1,967)        (5,014)      (3,833,433)
  Realized gain distributions                                  -             -              -                -
                                                  -------------- -------------  -------------    -------------
    Net realized gain (loss)                                   -        (1,967)        (5,014)      (3,833,433)
                                                  -------------- -------------  -------------    -------------
Change in unrealized appreciation (depreciation)               -       (22,202)           285      (19,943,022)
                                                  -------------- -------------  -------------    -------------
    Net increase (decrease) in net assets from
     operations                                   $          193       (26,269)        17,191      (19,171,318)
                                                  ============== =============  =============    =============




                                                       VIP           VIP II          VIP
                                                      Growth       Contrafund      Overseas
                                                  -------------  -------------  -------------
Income:
  Dividends                                             685,839      1,761,695        109,286
Expenses:
  Mortality and expense risk                          2,916,284      2,427,453        134,024
  Administrative fee                                    641,715        485,704         33,427
                                                  -------------  -------------  -------------
    Total expenses                                    3,557,999      2,913,157        167,451
                                                  -------------  -------------  -------------
    Net investment income (loss)                     (2,872,160)    (1,151,462)       (58,165)
                                                  -------------  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares        (8,434,983)    (1,424,664)    (1,395,556)
  Realized gain distributions                                 -              -              -
                                                  -------------  -------------  -------------
    Net realized gain (loss)                         (8,434,983)    (1,424,664)    (1,395,556)
                                                  -------------  -------------  -------------
Change in unrealized appreciation (depreciation)    (91,373,406)   (21,506,132)    (1,608,623)
                                                  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                    (102,680,549)   (24,082,258)    (3,062,344)
                                                  =============  =============  =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Operations
Year ended December 31, 2002

                                                                    Fidelity                            Scudder I
                                                  --------------------------------------------        -------------
                                                        VIP             VIP II           VIP
                                                      Equity-           Index           Money
                                                      Income             500            Market        International
                                                  --------------    -------------    -------------    -------------
Income:
  Dividends                                       $      518,123        2,996,234          550,517          140,660
Expenses:
  Mortality and expense risk                             352,448        2,489,869          357,829          189,470
  Administrative fee                                      42,429          566,526           78,414           40,783
                                                  --------------    -------------    -------------    -------------
    Total expenses                                       394,877        3,056,395          436,243          230,253
                                                  --------------    -------------    -------------    -------------
    Net investment income (loss)                         123,246          (60,161)         114,274          (89,593)
                                                  --------------    -------------    -------------    -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares         (1,172,428)      (2,601,002)               -       (2,171,519)
  Realized gain distributions                            705,223                -                -                -
                                                  --------------    -------------    -------------    -------------
    Net realized gain (loss)                            (467,205)      (2,601,002)               -       (2,171,519)
                                                  --------------    -------------    -------------    -------------
Change in unrealized appreciation (depreciation)      (5,448,571)     (59,492,684)               -       (1,387,554)
                                                  --------------    -------------    -------------    -------------
    Net increase (decrease) in net assets from
     operations                                   $   (5,792,530)     (62,153,847)         114,274       (3,648,666)
                                                  ==============    =============    =============    =============

                                                                    MetLife
                                                  -------------------------------------------
                                                                      Russell          Putnam
                                                      Janus            2000         International
                                                     Mid Cap           Index            Stock
                                                  -------------    -------------    -------------
Income:
  Dividends                                                   -            2,803            2,744
Expenses:
  Mortality and expense risk                              8,751            5,504            3,866
  Administrative fee                                      3,751            1,373              618
                                                  -------------    -------------    -------------
    Total expenses                                       12,502            6,877            4,484
                                                  -------------    -------------    -------------
    Net investment income (loss)                        (12,502)          (4,074)          (1,740)
                                                  -------------    -------------    -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares          (254,537)         (32,985)         (16,231)
  Realized gain distributions                                 -              250                -
                                                  -------------    -------------    -------------
    Net realized gain (loss)                           (254,537)         (32,735)         (16,231)
                                                  -------------    -------------    -------------
Change in unrealized appreciation (depreciation)        (71,946)         (91,061)         (45,681)
                                                  -------------    -------------    -------------
    Net increase (decrease) in net assets from
     operations                                        (338,985)        (127,870)         (63,652)
                                                  =============    =============    =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Operations
Year ended December 31, 2002


                                                                                      MetLife
                                                                   --------------------------------------------
                                                                                         Loomis
                                                                       Putnam            Sayles
                                                                      Large Cap        High Yield         Stock
                                                                       Growth           Bond (c)         Index B
                                                                   --------------    -------------    -------------
Income:
 Dividends                                                         $            -            9,725          120,095
Expenses:
 Mortality and expense risk                                                 5,109              323          314,494
 Administrative fee                                                           888               70           55,449
                                                                   --------------    -------------    -------------
    Total expenses                                                          5,997              393          369,943
                                                                   --------------    -------------    -------------
    Net investment income (loss)                                           (5,997)           9,332         (249,848)
                                                                   --------------    -------------    -------------
Net realized gain (loss) on investments:
 Realized gain (loss) on sale of fund shares                              (61,371)            (508)      (1,336,703)
 Realized gain distributions                                                    -                -          122,289
                                                                   --------------    -------------    -------------
    Net realized gain (loss)                                              (61,371)            (508)      (1,214,414)
                                                                   --------------    -------------    -------------
Change in unrealized appreciation (depreciation)                          (87,937)           8,635       (4,231,246)
                                                                   --------------    -------------    -------------
    Net increase (decrease) in net assets from operations          $     (155,305)          17,459       (5,695,508)
                                                                   ==============    =============    =============

                                                                                           Van Kampen
                                                                   --------------------------------------------------


                                                                      Emerging                          Growth &
                                                                       Growth         Enterprise       Income (b)
                                                                   -------------    -------------    -------------
Income:
 Dividends                                                                 2,392            1,011                -
Expenses:
 Mortality and expense risk                                                7,407            2,407            1,927
 Administrative fee                                                        1,592              517              335
                                                                   -------------    -------------    -------------
    Total expenses                                                         8,999            2,924            2,262
                                                                   -------------    -------------    -------------
    Net investment income (loss)                                          (6,607)          (1,913)          (2,262)
                                                                   -------------    -------------    -------------
Net realized gain (loss) on investments:
 Realized gain (loss) on sale of fund shares                            (366,637)         (82,135)           6,859
 Realized gain distributions                                                   -                -                -
                                                                   -------------    -------------    -------------
    Net realized gain (loss)                                            (366,637)         (82,135)           6,859
                                                                   -------------    -------------    -------------
Change in unrealized appreciation (depreciation)                         119,225            9,598          (33,073)
                                                                   -------------    -------------    -------------
    Net increase (decrease) in net assets from operations               (254,019)         (74,450)         (28,476)
                                                                   =============    =============    =============




                                                                     Strategic
                                                                     Stock (d)
                                                                   -------------
Income:
 Dividends                                                                 6,682
Expenses:
 Mortality and expense risk                                                1,088
 Administrative fee                                                          231
                                                                   -------------
    Total expenses                                                         1,319
                                                                   -------------
    Net investment income (loss)                                           5,363
                                                                   -------------
Net realized gain (loss) on investments:
 Realized gain (loss) on sale of fund shares                              17,308
 Realized gain distributions                                                   -
                                                                   -------------
    Net realized gain (loss)                                              17,308
                                                                   -------------
Change in unrealized appreciation (depreciation)                         (12,418)
                                                                   -------------
    Net increase (decrease) in net assets from operations                 10,253
                                                                   =============

(b) For the period from May 1, 2002 to December 31, 2002.
(c) For the period from January 1, 2002 to April 29, 2002.
(d) For the period from January 1, 2002 to May 1, 2002.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Operations
Year ended December 31, 2002

                                                                           Federated
                                                  -----------------------------------------------------------

                                                                         High
                                                      Equity            Income        American          Growth
                                                     Income II           Bond        Leaders II      Strategic II
                                                  --------------    -------------  -------------    -------------
Income:
  Dividends                                       $        8,357           27,305         11,275                -
Expenses:
  Mortality and expense risk                               4,581            3,200         10,342            2,347
  Administrative fee                                         939              625          2,168              479
                                                  --------------    -------------  -------------    -------------
    Total expenses                                         5,520            3,825         12,510            2,826
                                                  --------------    -------------  -------------    -------------
    Net investment income (loss)                           2,837           23,480         (1,235)          (2,826)
                                                  --------------    -------------  -------------    -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares            (82,379)         (24,865)      (137,726)         (19,591)
  Realized gain distributions                                  -                -              -                -
                                                  --------------    -------------  -------------    -------------
    Net realized gain (loss)                             (82,379)         (24,865)      (137,726)         (19,591)
                                                  --------------    -------------  -------------    -------------
Change in unrealized appreciation (depreciation)         (24,522)           1,375        (95,148)         (40,427)
                                                  --------------    -------------  -------------    -------------
    Net increase (decrease) in net assets from
     operations                                   $     (104,064)             (10)      (234,109)         (62,844)
                                                  ==============    =============  =============    =============

                                                            Neuberger                   Alger
                                                  ----------------------------      --------------


                                                                                        Small
                                                     Genesis        Partners (d)    Capitalization
                                                  -------------    -------------    --------------
Income:
  Dividends                                                   -                -                -
Expenses:
  Mortality and expense risk                             24,472            2,625          546,156
  Administrative fee                                      8,085            1,695          121,590
                                                  -------------    -------------    -------------
    Total expenses                                       32,557            4,320          667,746
                                                  -------------    -------------    -------------
    Net investment income (loss)                        (32,557)          (4,320)        (667,746)
                                                  -------------    -------------    -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares            44,537         (187,558)      (3,434,135)
  Realized gain distributions                            11,380                -                -
                                                  -------------    -------------    -------------
    Net realized gain (loss)                             55,917         (187,558)      (3,434,135)
                                                  -------------    -------------    -------------
Change in unrealized appreciation (depreciation)       (224,296)         183,291      (11,676,385)
                                                  -------------    -------------    -------------
    Net increase (decrease) in net assets from
     operations                                        (200,936)          (8,587)     (15,778,266)
                                                  =============    =============    =============

(d) For the period from January 1, 2002 to May 1, 2002.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Operations
Year ended December 31, 2002


                                                                    T. Rowe                             Janus
                                                  --------------------------------------------      -------------

                                                                                                        Aspen
                                                                                       Prime          Worldwide
                                                      Growth      International       Reserve          Growth
                                                  --------------  -------------    -------------    -------------
Income:
  Dividends                                       $       60,699         53,723           21,498           58,134
Expenses:
  Mortality and expense risk                             209,808         31,440           10,595           44,944
  Administrative fee                                      96,681         13,904            3,751           16,640
                                                  --------------  -------------    -------------    -------------
    Total expenses                                       306,489         45,344           14,346           61,584
                                                  --------------  -------------    -------------    -------------
    Net investment income (loss)                        (245,790)         8,379            7,152           (3,450)
                                                  --------------  -------------    -------------    -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares         (2,686,483)      (314,464)               -       (1,253,444)
  Realized gain distributions                                  -              -                -                -
                                                  --------------  -------------    -------------    -------------
    Net realized gain (loss)                          (2,686,483)      (314,464)               -       (1,253,444)
                                                  --------------  -------------    -------------    -------------
Change in unrealized appreciation (depreciation)      (6,737,895)      (736,567)               -         (837,115)
                                                  --------------  -------------    -------------    -------------
    Net increase (decrease) in net assets from
     operations                                   $   (9,670,168)    (1,042,652)           7,152       (2,094,009)
                                                  ==============  =============    =============    =============

                                                               New England Zenith
                                                  -------------------------------------------
                                                                                       Harris
                                                      Davis                            Oakmark
                                                     Venture          Jennison         Focused
                                                     Value E        Growth B (b)       Value B
                                                  -------------    -------------    -------------
Income:
  Dividends                                             452,718                -           77,341
Expenses:
  Mortality and expense risk                            975,200          136,907          886,440
  Administrative fee                                    159,655           19,926          144,257
                                                  -------------    -------------    -------------
    Total expenses                                    1,134,855          156,833        1,030,697
                                                  -------------    -------------    -------------
    Net investment income (loss)                       (682,137)        (156,833)        (953,356)
                                                  -------------    -------------    -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares           (79,480)          (8,105)        (207,588)
  Realized gain distributions                                 -                -                -
                                                  -------------    -------------    -------------
    Net realized gain (loss)                            (79,480)          (8,105)        (207,588)
                                                  -------------    -------------    -------------
Change in unrealized appreciation (depreciation)    (10,644,714)      (2,035,146)      (5,211,041)
                                                  -------------    -------------    -------------
    Net increase (decrease) in net assets from
     operations                                     (11,406,331)      (2,200,084)      (6,371,985)
                                                  =============    =============    =============

(b) For the period from May 1, 2002 to December 31, 2002.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Operations
Year ended December 31, 2002


                                                              Total
                                                         --------------
       Income:
         Dividends                                       $   23,887,131
       Expenses:
         Mortality and expense risk                          24,825,538
         Administrative fee                                   4,984,424
                                                         --------------
           Total expenses                                    29,809,962
                                                         --------------
           Net investment income (loss)                      (5,922,831)
                                                         --------------
       Net realized gain (loss) on investments:
         Realized gain (loss) on sale of fund shares        (39,313,109)
         Realized gain distributions                         31,315,254
                                                         --------------
           Net realized gain (loss)                          (7,997,855)
                                                         --------------
       Change in unrealized appreciation (depreciation)    (386,099,473)
                                                         --------------
           Net increase (decrease) in net assets from
            operations                                   $ (400,020,159)
                                                         ==============

See accompanying notes to financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
Year ended December 31, 2002


                                                                                                  Met Investors
                                                    ------------------------------------------------------------------
                                                      Lord Abbett      Lord Abbett
                                                        Growth           Growth         Lord Abbett      Lord Abbett
                                                          and              and             Bond             Bond
                                                        Income          Income B       Debenture (a)     Debenture B
                                                    --------------    -------------    -------------    -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $   (1,138,649)         111,314             (977)       1,578,316
  Net realized gain (loss)                              15,626,004       11,124,550             (896)        (773,645)
  Change in unrealized appreciation (depreciation)     (77,572,328)     (28,389,839)             102        1,257,236
                                                    --------------    -------------    -------------    -------------
    Net increase (decrease) from operations            (63,084,973)     (17,153,975)          (1,771)       2,061,907
                                                    --------------    -------------    -------------    -------------
Contract transactions:
  MetLife Investors USA Insurance Company payments               -                -                -                -
  MetLife Investors USA Insurance Company
   redemptions                                                   -             (374)               -             (293)
  Payments received from contract owners                25,971,706       91,817,429            1,230       59,833,185
  Transfers between sub-accounts (including fixed
   account), net                                        (8,150,338)      52,906,691          115,317       41,955,527
  Transfers for contract benefits and terminations     (23,488,798)      (3,378,135)          (5,999)      (1,840,756)
                                                    --------------    -------------    -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                              (5,667,430)     141,345,611          110,548       99,947,663
                                                    --------------    -------------    -------------    -------------
    Net increase (decrease) in net assets              (68,752,403)     124,191,636          108,777      102,009,570
Net assets at beginning of period                      325,653,699       34,277,208                -       13,245,734
                                                    --------------    -------------    -------------    -------------
Net assets at end of period                         $  256,901,296      158,468,844          108,777      115,255,304
                                                    ==============    =============    =============    =============



                                                      JP Morgan         Met            Met
                                                       Quality         Putnam         Putnam
                                                        Bond          Research      Research B
                                                    -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                          1,270,331       (234,889)      (165,090)
  Net realized gain (loss)                                 73,635       (670,404)      (234,087)
  Change in unrealized appreciation (depreciation)      1,086,975     (6,476,873)    (3,299,270)
                                                    -------------  -------------  -------------
    Net increase (decrease) from operations             2,430,941     (7,382,166)    (3,698,447)
                                                    -------------  -------------  -------------
Contract transactions:
  MetLife Investors USA Insurance Company payments              -              -              -
  MetLife Investors USA Insurance Company
   redemptions                                                  -              -            (81)
  Payments received from contract owners                4,016,933        105,010     12,665,806
  Transfers between sub-accounts (including fixed
   account), net                                        6,899,181       (577,919)     9,445,184
  Transfers for contract benefits and terminations     (3,071,140)    (4,612,308)      (590,039)
                                                    -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                              7,844,974     (5,085,217)    21,520,870
                                                    -------------  -------------  -------------
    Net increase (decrease) in net assets              10,275,915    (12,467,383)    17,822,423
Net assets at beginning of period                      27,978,232     35,501,717      9,239,682
                                                    -------------  -------------  -------------
Net assets at end of period                            38,254,147     23,034,334     27,062,105
                                                    =============  =============  =============

(a) For the period from April 26, 2002 to December 31, 2002.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
Year ended December 31, 2002

                                                                                                  Met Investors
                                                    ----------------------------------------------------------------
                                                                                                         MIST
                                                       MIST AIM       MIST AIM          MIST SSR     Third Avenue
                                                        Mid Cap       Small Cap       Concentrated    Small Cap
                                                     Core Equity B    Growth B          Int'l B      Value B (b)
                                                    --------------  -------------    -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $     (188,931)      (236,084)         (64,652)       (56,207)
  Net realized gain (loss)                                (130,466)       (81,381)         (35,949)        30,890
  Change in unrealized appreciation (depreciation)      (1,443,650)    (3,280,761)        (601,328)        66,218
                                                    --------------  -------------    -------------  -------------
    Net increase (decrease) from operations             (1,763,047)    (3,598,226)        (701,929)        40,901
                                                    --------------  -------------    -------------  -------------
Contract transactions:
  MetLife Investors USA Insurance Company payments               -              -                -          1,500
  MetLife Investors USA Insurance Company
   redemptions                                                (433)          (428)               -              -
  Payments received from contract owners                15,589,943     25,237,357        9,759,385     15,248,088
  Transfers between sub-accounts (including fixed
   account), net                                         8,839,084     11,546,362        3,511,599     10,381,518
  Transfers for contract benefits and terminations        (398,760)      (268,708)         (99,011)      (143,373)
                                                    --------------  -------------    -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                              24,029,834     36,514,583       13,171,973     25,487,733
                                                    --------------  -------------    -------------  -------------
    Net increase (decrease) in net assets               22,266,787     32,916,357       12,470,044     25,528,634
Net assets at beginning of period                        1,010,195      1,412,802          218,731              -
                                                    --------------  -------------    -------------  -------------
Net assets at end of period                         $   23,276,982     34,329,159       12,688,775     25,528,634
                                                    ==============  =============    =============  =============



                                                     Oppenheimer       PIMCO            Janus
                                                       Capital         Money          Aggressive
                                                    Appreciation B    Market B         Growth B
                                                    -------------- -------------    -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                           (850,938)      (341,003)        (333,800)
  Net realized gain (loss)                               (149,511)             -         (119,094)
  Change in unrealized appreciation (depreciation)    (11,600,543)             -       (6,107,360)
                                                    -------------  -------------    -------------
    Net increase (decrease) from operations           (12,600,992)      (341,003)      (6,560,254)
                                                    -------------  -------------    -------------
Contract transactions:
  MetLife Investors USA Insurance Company payments              -            100                -
  MetLife Investors USA Insurance Company
   redemptions                                                (84)          (200)               -
  Payments received from contract owners               58,590,707     89,900,591       23,942,950
  Transfers between sub-accounts (including fixed
   account), net                                       31,825,076    (12,384,178)       9,850,187
  Transfers for contract benefits and terminations     (1,723,549)    (7,391,851)        (599,007)
                                                    -------------  -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                             88,692,150     70,124,462       33,194,130
                                                    -------------  -------------    -------------
    Net increase (decrease) in net assets              76,091,158     69,783,459       26,633,876
Net assets at beginning of period                      21,746,003     20,680,843       10,268,286
                                                    -------------  -------------    -------------
Net assets at end of period                            97,837,161     90,464,302       36,902,162
                                                    =============  =============    =============

(b) For the period from May 1, 2002 to December 31, 2002.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
Year ended December 31, 2002

                                                                                                   Met Investors
                                                                    ---------------------------------------------------


                                                                        PIMCO             PIMCO            PIMCO
                                                                     Total Return     Total Return B    Innovation B
                                                                    --------------    --------------   -------------
Increase (decrease) in net assets from operations:
 Net investment income (loss)                                       $     (345,747)      (1,720,899)        (123,809)
 Net realized gain (loss)                                                  179,184           46,268         (201,351)
 Change in unrealized appreciation (depreciation)                        2,227,788       10,076,696       (4,813,192)
                                                                    --------------    -------------    -------------
    Net increase (decrease) from operations                              2,061,225        8,402,065       (5,138,352)
                                                                    --------------    -------------    -------------
Contract transactions:
 MetLife Investors USA Insurance Company payments                                -                -                -
 MetLife Investors USA Insurance Company redemptions                             -             (103)               -
 Payments received from contract owners                                    145,191      122,406,152        5,973,353
 Transfers between sub-accounts (including fixed account), net             151,886       85,492,935        5,114,891
 Transfers for contract benefits and terminations                       (5,060,861)      (3,532,621)        (128,982)
                                                                    --------------    -------------    -------------
    Net increase (decrease) in net assets from contract
     transactions                                                       (4,763,784)     204,366,363       10,959,262
                                                                    --------------    -------------    -------------
    Net increase (decrease) in net assets                               (2,702,559)     212,768,428        5,820,910
Net assets at beginning of period                                       28,189,123       25,502,389        4,374,770
                                                                    --------------    -------------    -------------
Net assets at end of period                                         $   25,486,564      238,270,817       10,195,680
                                                                    ==============    =============    =============



                                                                         MFS               MFS
                                                                       Mid Cap          Research
                                                                       Growth B      International B
                                                                    -------------    ---------------
Increase (decrease) in net assets from operations:
 Net investment income (loss)                                            (407,716)         (298,125)
 Net realized gain (loss)                                                  27,331          (510,120)
 Change in unrealized appreciation (depreciation)                     (11,731,559)       (1,617,055)
                                                                    -------------     -------------
    Net increase (decrease) from operations                           (12,111,944)       (2,425,300)
                                                                    -------------     -------------
Contract transactions:
 MetLife Investors USA Insurance Company payments                               -                 -
 MetLife Investors USA Insurance Company redemptions                         (144)             (166)
 Payments received from contract owners                                27,351,253        29,812,221
 Transfers between sub-accounts (including fixed account), net         14,641,601        12,032,231
 Transfers for contract benefits and terminations                        (659,896)         (687,778)
                                                                    -------------     -------------
    Net increase (decrease) in net assets from contract
     transactions                                                      41,332,814        41,156,508
                                                                    -------------     -------------
    Net increase (decrease) in net assets                              29,220,870        38,731,208
Net assets at beginning of period                                      13,714,105         7,667,126
                                                                    -------------     -------------
Net assets at end of period                                            42,934,975        46,398,334
                                                                    =============     =============

                                                                                 AIM
                                                                    ----------------------------

                                                                        V.I.              V.I.
                                                                       Premier          Capital
                                                                       Equity         Appreciation
                                                                    -------------    -------------
Increase (decrease) in net assets from operations:
 Net investment income (loss)                                             (19,514)         (12,521)
 Net realized gain (loss)                                                (425,721)        (278,584)
 Change in unrealized appreciation (depreciation)                        (229,205)          35,711
                                                                    -------------    -------------
    Net increase (decrease) from operations                              (674,440)        (255,394)
                                                                    -------------    -------------
Contract transactions:
 MetLife Investors USA Insurance Company payments                               -                -
 MetLife Investors USA Insurance Company redemptions                            -                -
 Payments received from contract owners                                     8,310              260
 Transfers between sub-accounts (including fixed account), net            (67,187)          13,898
 Transfers for contract benefits and terminations                        (207,697)        (108,752)
                                                                    -------------    -------------
    Net increase (decrease) in net assets from contract
     transactions                                                        (266,574)         (94,594)
                                                                    -------------    -------------
    Net increase (decrease) in net assets                                (941,014)        (349,988)
Net assets at beginning of period                                       2,299,736        1,063,327
                                                                    -------------    -------------
Net assets at end of period                                             1,358,722          713,339
                                                                    =============    =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
Year ended December 31, 2002

                                                                 AIM                                       MFS
                                                    -----------------------------      ---------------------------------

                                                         V.I.
                                                     International         V.I.                           Investors
                                                        Growth           Balanced         Research          Trust
                                                    --------------    -------------    -------------    -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $       (5,895)          12,198           (5,109)          (1,858)
  Net realized gain (loss)                                (139,519)        (145,764)        (130,736)         (30,552)
  Change in unrealized appreciation (depreciation)          29,252         (146,217)             760          (22,271)
                                                    --------------    -------------    -------------    -------------
    Net increase (decrease) from operations               (116,162)        (279,783)        (135,085)         (54,681)
                                                    --------------    -------------    -------------    -------------
Contract transactions:
  MetLife Investors USA Insurance Company payments               -                -                -                -
  MetLife Investors USA Insurance Company
   redemptions                                                   -                -                -                -
  Payments received from contract owners                       740              200            9,861                -
  Transfers between sub-accounts (including fixed
   account), net                                           (12,152)          (6,839)          (9,513)           1,359
  Transfers for contract benefits and terminations         (66,339)        (140,825)         (40,290)         (24,241)
                                                    --------------    -------------    -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                                 (77,751)        (147,464)         (39,942)         (22,882)
                                                    --------------    -------------    -------------    -------------
    Net increase (decrease) in net assets                 (193,913)        (427,247)        (175,027)         (77,563)
Net assets at beginning of period                          750,487        1,579,587          534,747          254,430
                                                    --------------    -------------    -------------    -------------
Net assets at end of period                         $      556,574        1,152,340          359,720          176,867
                                                    ==============    =============    =============    =============

                                                             Oppenheimer
                                                    ----------------------------
                                                                          Main
                                                                         Street
                                                         New            Growth &
                                                      Discovery          Income            Bond
                                                    -------------    -------------    -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                             (6,509)         (11,925)          23,378
  Net realized gain (loss)                                (94,147)        (228,579)          (5,566)
  Change in unrealized appreciation (depreciation)        (86,158)        (176,542)          10,343
                                                    -------------    -------------    -------------
    Net increase (decrease) from operations              (186,814)        (417,046)          28,155
                                                    -------------    -------------    -------------
Contract transactions:
  MetLife Investors USA Insurance Company payments              -                -                -
  MetLife Investors USA Insurance Company
   redemptions                                                  -                -                -
  Payments received from contract owners                   12,659            2,601            1,103
  Transfers between sub-accounts (including fixed
   account), net                                          (73,381)        (218,399)         111,827
  Transfers for contract benefits and terminations        (17,837)        (230,459)         (92,902)
                                                    -------------    -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                                (78,559)        (446,257)          20,028
                                                    -------------    -------------    -------------
    Net increase (decrease) in net assets                (265,373)        (863,303)          48,183
Net assets at beginning of period                         605,606        2,348,540          371,689
                                                    -------------    -------------    -------------
Net assets at end of period                               340,233        1,485,237          419,872
                                                    =============    =============    =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
Year ended December 31, 2002

                                                                     Oppenheimer
                                                    --------------------------------------------    ----------------
                                                                     Main Street
                                                                        Small                          VIP II
                                                                       Capital         Strategic        Asset
                                                         Money         Growth            Bond          Manager
                                                    --------------  -------------    -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $          193         (2,100)          21,920      4,605,137
  Net realized gain (loss)                                       -         (1,967)          (5,014)    (3,833,433)
  Change in unrealized appreciation (depreciation)               -        (22,202)             285    (19,943,022)
                                                    --------------  -------------    -------------  -------------
    Net increase (decrease) from operations                    193        (26,269)          17,191    (19,171,318)
                                                    --------------  -------------    -------------  -------------
Contract transactions:
  MetLife Investors USA Insurance Company payments               -              -                -              -
  MetLife Investors USA Insurance Company
   redemptions                                                   -              -                -              -
  Payments received from contract owners                   (22,830)           240                -     14,348,141
  Transfers between sub-accounts (including fixed
   account), net                                           123,973         (3,838)         (73,887)    (6,809,387)
  Transfers for contract benefits and terminations         (83,312)        (6,813)         (19,145)   (15,375,384)
                                                    --------------  -------------    -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                  17,831        (10,411)         (93,032)    (7,836,630)
                                                    --------------  -------------    -------------  -------------
    Net increase (decrease) in net assets                   18,024        (36,680)         (75,841)   (27,007,948)
Net assets at beginning of period                          892,095        160,059          323,940    189,787,009
                                                    --------------  -------------    -------------  -------------
Net assets at end of period                         $      910,119        123,379          248,099    162,779,061
                                                    ==============  =============    =============  =============




                                                         VIP             VIP II          VIP
                                                        Growth         Contrafund      Overseas
                                                    -------------    -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                         (2,872,160)      (1,151,462)       (58,165)
  Net realized gain (loss)                             (8,434,983)      (1,424,664)    (1,395,556)
  Change in unrealized appreciation (depreciation)    (91,373,406)     (21,506,132)    (1,608,623)
                                                    -------------    -------------  -------------
    Net increase (decrease) from operations          (102,680,549)     (24,082,258)    (3,062,344)
                                                    -------------    -------------  -------------
Contract transactions:
  MetLife Investors USA Insurance Company payments              -                -              -
  MetLife Investors USA Insurance Company
   redemptions                                                  -                -              -
  Payments received from contract owners               32,539,185       26,210,040        255,900
  Transfers between sub-accounts (including fixed
   account), net                                      (11,860,922)      (6,113,610)      (454,718)
  Transfers for contract benefits and terminations    (22,778,587)     (14,796,387)    (1,663,976)
                                                    -------------    -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                             (2,100,324)       5,300,043     (1,862,794)
                                                    -------------    -------------  -------------
    Net increase (decrease) in net assets            (104,780,873)     (18,782,215)    (4,925,138)
Net assets at beginning of period                     327,267,913      219,635,153     15,199,163
                                                    -------------    -------------  -------------
Net assets at end of period                           222,487,040      200,852,938     10,274,025
                                                    =============    =============  =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
Year ended December 31, 2002

                                                                      Fidelity                      Scudder I
                                                    --------------------------------------------  -------------  --------------

                                                         VIP            VIP II          VIP
                                                        Equity          Index          Money                         Janus
                                                        Income           500           Market     International     Mid Cap
                                                    --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $      123,246        (60,161)       114,274        (89,593)       (12,502)
  Net realized gain (loss)                                (467,205)    (2,601,002)             -     (2,171,519)      (254,537)
  Change in unrealized appreciation (depreciation)      (5,448,571)   (59,492,684)             -     (1,387,554)       (71,946)
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) from operations             (5,792,530)   (62,153,847)       114,274     (3,648,666)      (338,985)
                                                    --------------  -------------  -------------  -------------  -------------
Contract transactions:
  MetLife Investors USA Insurance Company payments               -              -              -              -              -
  MetLife Investors USA Insurance Company
   redemptions                                                   -              -              -              -              -
  Payments received from contract owners                   139,571     32,701,709      3,458,477      3,614,551         35,471
  Transfers between sub-accounts (including fixed
   account), net                                        (1,628,784)   (10,730,284)    (1,597,458)       (29,908)        43,394
  Transfers for contract benefits and terminations      (2,943,318)   (15,391,836)    (5,582,028)    (1,047,538)       (72,147)
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                              (4,432,531)     6,579,589     (3,721,009)     2,537,105          6,718
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets              (10,225,061)   (55,574,258)    (3,606,735)    (1,111,561)      (332,267)
Net assets at beginning of period                       32,860,349    257,801,224     34,519,456     17,138,523      1,035,960
                                                    --------------  -------------  -------------  -------------  -------------
Net assets at end of period                         $   22,635,288    202,226,966     30,912,721     16,026,962        703,693
                                                    ==============  =============  =============  =============  =============



                                                       Russell          Putnam
                                                        2000         International
                                                        Index            Stock
                                                    -------------    -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                             (4,074)          (1,740)
  Net realized gain (loss)                                (32,735)         (16,231)
  Change in unrealized appreciation (depreciation)        (91,061)         (45,681)
                                                    -------------    -------------
    Net increase (decrease) from operations              (127,870)         (63,652)
                                                    -------------    -------------
Contract transactions:
  MetLife Investors USA Insurance Company payments              -                -
  MetLife Investors USA Insurance Company
   redemptions                                                  -                -
  Payments received from contract owners                    6,652                -
  Transfers between sub-accounts (including fixed
   account), net                                          130,182           27,139
  Transfers for contract benefits and terminations        (38,685)         (15,391)
                                                    -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                                 98,149           11,748
                                                    -------------    -------------
    Net increase (decrease) in net assets                 (29,721)         (51,904)
Net assets at beginning of period                         408,218          328,657
                                                    -------------    -------------
Net assets at end of period                               378,497          276,753
                                                    =============    =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
Year ended December 31, 2002

                                                                                       MetLife
                                                                    --------------------------------------------
                                                                                          Loomis
                                                                        Putnam            Sayles
                                                                       Large Cap        High Yield         Stock
                                                                        Growth           Bond (c)         Index B
                                                                    --------------    -------------    -------------
Increase (decrease) in net assets from operations:
 Net investment income (loss)                                       $       (5,997)           9,332         (249,848)
 Net realized gain (loss)                                                  (61,371)            (508)      (1,214,414)
 Change in unrealized appreciation (depreciation)                          (87,937)           8,635       (4,231,246)
                                                                    --------------    -------------    -------------
    Net increase (decrease) from operations                               (155,305)          17,459       (5,695,508)
                                                                    --------------    -------------    -------------
Contract transactions:
 MetLife Investors USA Insurance Company payments                                -                -                -
 MetLife Investors USA Insurance Company redemptions                             -                -             (511)
 Payments received from contract owners                                      7,997              378       24,510,041
 Transfers between sub-accounts (including fixed account), net              36,091          (84,444)      21,034,980
 Transfers for contract benefits and terminations                          (23,014)         (17,077)        (163,796)
                                                                    --------------    -------------    -------------
    Net increase (decrease) in net assets from contract
     transactions                                                           21,074         (101,143)      45,380,714
                                                                    --------------    -------------    -------------
    Net increase (decrease) in net assets                                 (134,231)         (83,684)      39,685,206
Net assets at beginning of period                                          460,535           83,684        1,804,850
                                                                    --------------    -------------    -------------
Net assets at end of period                                         $      326,304                -       41,490,056
                                                                    ==============    =============    =============

                                                                                            Van Kampen
                                                                    --------------------------------------------------


                                                                       Emerging                          Growth &
                                                                        Growth         Enterprise       Income (b)
                                                                    -------------    -------------    -------------
Increase (decrease) in net assets from operations:
 Net investment income (loss)                                              (6,607)          (1,913)          (2,262)
 Net realized gain (loss)                                                (366,637)         (82,135)           6,859
 Change in unrealized appreciation (depreciation)                         119,225            9,598          (33,073)
                                                                    -------------    -------------    -------------
    Net increase (decrease) from operations                              (254,019)         (74,450)         (28,476)
                                                                    -------------    -------------    -------------
Contract transactions:
 MetLife Investors USA Insurance Company payments                               -                -                -
 MetLife Investors USA Insurance Company redemptions                            -                -                -
 Payments received from contract owners                                     5,649            9,701            7,412
 Transfers between sub-accounts (including fixed account), net            (17,241)         (17,369)         282,495
 Transfers for contract benefits and terminations                        (117,619)         (29,156)         (40,773)
                                                                    -------------    -------------    -------------
    Net increase (decrease) in net assets from contract
     transactions                                                        (129,211)         (36,824)         249,134
                                                                    -------------    -------------    -------------
    Net increase (decrease) in net assets                                (383,230)        (111,274)         220,658
Net assets at beginning of period                                         842,076          266,574                -
                                                                    -------------    -------------    -------------
Net assets at end of period                                               458,846          155,300          220,658
                                                                    =============    =============    =============




                                                                      Strategic
                                                                      Stock (d)
                                                                    -------------
Increase (decrease) in net assets from operations:
 Net investment income (loss)                                               5,363
 Net realized gain (loss)                                                  17,308
 Change in unrealized appreciation (depreciation)                         (12,418)
                                                                    -------------
    Net increase (decrease) from operations                                10,253
                                                                    -------------
Contract transactions:
 MetLife Investors USA Insurance Company payments                               -
 MetLife Investors USA Insurance Company redemptions                            -
 Payments received from contract owners                                         -
 Transfers between sub-accounts (including fixed account), net           (278,619)
 Transfers for contract benefits and terminations                         (16,884)
                                                                    -------------
    Net increase (decrease) in net assets from contract
     transactions                                                        (295,503)
                                                                    -------------
    Net increase (decrease) in net assets                                (285,250)
Net assets at beginning of period                                         285,250
                                                                    -------------
Net assets at end of period                                                     -
                                                                    =============

(b) For the period from May 1, 2002 to December 31, 2002.
(c) For the period from January 1, 2002 to April 29, 2002.
(d) For the period from January 1, 2002 to May 1, 2002.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
Year ended December 31, 2002

                                                                             Federated
                                                    -----------------------------------------------------------

                                                                         High
                                                        Equity          Income        American        Growth
                                                       Income II         Bond        Leaders II    Strategic II
                                                    --------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $        2,837         23,480         (1,235)        (2,826)
  Net realized gain (loss)                                 (82,379)       (24,865)      (137,726)       (19,591)
  Change in unrealized appreciation (depreciation)         (24,522)         1,375        (95,148)       (40,427)
                                                    --------------  -------------  -------------  -------------
    Net increase (decrease) from operations               (104,064)           (10)      (234,109)       (62,844)
                                                    --------------  -------------  -------------  -------------
Contract transactions:
  MetLife Investors USA Insurance Company payments               -              -              -              -
  MetLife Investors USA Insurance Company
   redemptions                                                   -              -              -              -
  Payments received from contract owners                       380          4,912            555            690
  Transfers between sub-accounts (including fixed
   account), net                                           (11,774)          (300)      (113,675)           648
  Transfers for contract benefits and terminations         (73,820)       (31,993)      (220,922)       (15,437)
                                                    --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                 (85,214)       (27,381)      (334,042)       (14,099)
                                                    --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                 (189,278)       (27,391)      (568,151)       (76,943)
Net assets at beginning of period                          490,062        271,492      1,161,763        235,073
                                                    --------------  -------------  -------------  -------------
Net assets at end of period                         $      300,784        244,101        593,612        158,130
                                                    ==============  =============  =============  =============

                                                              Neuberger               Alger
                                                    ----------------------------  --------------


                                                                                      Small
                                                       Genesis      Partners (d)  Capitalization
                                                    -------------  -------------  --------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                            (32,557)        (4,320)      (667,746)
  Net realized gain (loss)                                 55,917       (187,558)    (3,434,135)
  Change in unrealized appreciation (depreciation)       (224,296)       183,291    (11,676,385)
                                                    -------------  -------------  -------------
    Net increase (decrease) from operations              (200,936)        (8,587)   (15,778,266)
                                                    -------------  -------------  -------------
Contract transactions:
  MetLife Investors USA Insurance Company payments              -              -              -
  MetLife Investors USA Insurance Company
   redemptions                                                  -              -              -
  Payments received from contract owners                1,078,133         82,942      7,610,984
  Transfers between sub-accounts (including fixed
   account), net                                           36,201     (1,247,168)    (1,879,659)
  Transfers for contract benefits and terminations     (1,038,344)      (409,838)    (3,237,431)
                                                    -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                 75,990     (1,574,064)     2,493,894
                                                    -------------  -------------  -------------
    Net increase (decrease) in net assets                (124,946)    (1,582,651)   (13,284,372)
Net assets at beginning of period                       3,317,733      1,582,651     55,888,064
                                                    -------------  -------------  -------------
Net assets at end of period                             3,192,787              -     42,603,692
                                                    =============  =============  =============

(d) For the period from January 1, 2002 to May 1, 2002.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
Year ended December 31, 2002


                                                                    T. Rowe Price                         Janus
                                                    --------------------------------------------      -------------

                                                                                                          Aspen
                                                                                         Prime          Worldwide
                                                        Growth      International       Reserve          Growth
                                                    --------------  -------------    -------------    -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $     (245,790)         8,379            7,152           (3,450)
  Net realized gain (loss)                              (2,686,483)      (314,464)               -       (1,253,444)
  Change in unrealized appreciation (depreciation)      (6,737,895)      (736,567)               -         (837,115)
                                                    --------------  -------------    -------------    -------------
    Net increase (decrease) from operations             (9,670,168)    (1,042,652)           7,152       (2,094,009)
                                                    --------------  -------------    -------------    -------------
Contract transactions:
  MetLife Investors USA Insurance Company payments               -              -                -                -
  MetLife Investors USA Insurance Company
   redemptions                                                   -              -                -                -
  Payments received from contract owners                 2,213,367        440,676            1,053        1,851,311
  Transfers between sub-accounts (including fixed
   account), net                                          (570,412)       (34,460)         450,046         (103,543)
  Transfers for contract benefits and terminations      (5,084,435)      (646,288)        (127,835)      (2,806,857)
                                                    --------------  -------------    -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                              (3,441,480)      (240,072)         323,264       (1,059,089)
                                                    --------------  -------------    -------------    -------------
    Net increase (decrease) in net assets              (13,111,648)    (1,282,724)         330,416       (3,153,098)
Net assets at beginning of period                       41,080,384      5,657,714        1,508,446        8,325,548
                                                    --------------  -------------    -------------    -------------
Net assets at end of period                         $   27,968,736      4,374,990        1,838,862        5,172,450
                                                    ==============  =============    =============    =============

                                                                 New England Zenith
                                                    -------------------------------------------
                                                                                         Harris
                                                        Davis                            Oakmark
                                                       Venture          Jennison         Focused
                                                       Value E        Growth B (b)       Value B
                                                    -------------    -------------    -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                           (682,137)        (156,833)        (953,356)
  Net realized gain (loss)                                (79,480)          (8,105)        (207,588)
  Change in unrealized appreciation (depreciation)    (10,644,714)      (2,035,146)      (5,211,041)
                                                    -------------    -------------    -------------
    Net increase (decrease) from operations           (11,406,331)      (2,200,084)      (6,371,985)
                                                    -------------    -------------    -------------
Contract transactions:
  MetLife Investors USA Insurance Company payments              -            1,500                -
  MetLife Investors USA Insurance Company
   redemptions                                               (252)          (1,190)            (276)
  Payments received from contract owners               73,472,705       31,241,035       58,011,135
  Transfers between sub-accounts (including fixed
   account), net                                       42,451,975       13,161,775       42,103,479
  Transfers for contract benefits and terminations     (2,520,827)        (177,054)      (2,025,627)
                                                    -------------    -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                            113,403,601       44,226,066       98,088,711
                                                    -------------    -------------    -------------
    Net increase (decrease) in net assets             101,997,270       42,025,982       91,716,726
Net assets at beginning of period                      26,847,651                -       22,222,600
                                                    -------------    -------------    -------------
Net assets at end of period                           128,844,921       42,025,982      113,939,326
                                                    =============    =============    =============

(b) For the period from May 1, 2002 to December 31, 2002.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
Year ended December 31, 2002




                                                               Total
                                                          --------------
      Increase (decrease) in net assets from operations:
        Net investment income (loss)                      $   (5,922,831)
        Net realized gain (loss)                              (7,997,855)
        Change in unrealized appreciation (depreciation)    (386,099,473)
                                                          --------------
          Net increase (decrease) from operations           (400,020,159)
                                                          --------------
      Contract transactions:
        MetLife Investors USA Insurance Company payments           3,100
        MetLife Investors USA Insurance Company
         redemptions                                              (4,535)
        Payments received from contract owners               932,242,387
        Transfers between sub-accounts (including fixed
         account), net                                       359,557,366
        Transfers for contract benefits and terminations    (157,250,488)
                                                          --------------
          Net increase (decrease) in net assets from
           contract transactions                           1,134,547,830
                                                          --------------
          Net increase (decrease) in net assets              734,527,671
      Net assets at beginning of period                    1,860,178,663
                                                          --------------
      Net assets at end of period                         $2,594,706,334
                                                          ==============

See accompanying notes to financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
Year ended December 31, 2001

                                                                               Met Investors
                                 ------------------------------------------------------------------------------------------------
                                   Lord Abbett      Lord Abbett
                                     Growth            Growth       Lord Abbett      JP Morgan                     Blackrock
                                       and              and            Bond           Quality       Blackrock         U.S.
                                   Income (g)       Income B (a)  Debenture B (a)      Bond         Equity (b)   Government (b)
                                 --------------    -------------  ---------------  -------------  -------------  --------------
Increase (decrease) in net
 assets from operations:
 Net investment income (loss)    $     (485,729)        (105,082)         46,143         983,193       (251,776)     1,144,139
 Net realized gain (loss)            (2,374,907)          (3,532)           (173)        (18,380)   (15,126,892)       463,983
 Change in unrealized
   appreciation (depreciation)      (11,523,760)       1,177,296          66,391          59,526              -              -
                                 --------------    -------------   -------------   -------------  -------------  -------------
    Net increase (decrease)
     from operations                (14,384,396)       1,068,682         112,361       1,024,339    (15,378,668)     1,608,122
                                 --------------    -------------   -------------   -------------  -------------  -------------
Contract transactions:
 Payments received from
   contract owners and
   transfers in                     402,472,873       33,568,065      13,238,597      30,894,695     62,180,329     39,332,492
 Deductions for contract
   benefits and terminations
   and transfers out                (62,434,778)        (359,539)       (105,224)     (3,940,802)   (46,801,661)   (40,940,614)
                                 --------------    -------------   -------------   -------------  -------------  -------------
    Net increase (decrease)
     in net assets from
     contract transactions          340,038,095       33,208,526      13,133,373      26,953,893     15,378,668     (1,608,122)
                                 --------------    -------------   -------------   -------------  -------------  -------------
    Net increase (decrease)
     in net assets                  325,653,699       34,277,208      13,245,734      27,978,232              -              -
Net assets at beginning of
 period                                       -                -               -               -              -              -
                                 --------------    -------------   -------------   -------------  -------------  -------------
Net assets at end of period      $  325,653,699       34,277,208      13,245,734      27,978,232              -              -
                                 ==============    =============   =============   =============  =============  =============



                                      Met
                                     Putnam
                                  Research (c)
                                 -------------
Increase (decrease) in net
 assets from operations:
 Net investment income (loss)          (64,606)
 Net realized gain (loss)               24,378
 Change in unrealized
   appreciation (depreciation)       2,388,915
                                 -------------
    Net increase (decrease)
     from operations                 2,348,687
                                 -------------
Contract transactions:
 Payments received from
   contract owners and
   transfers in                     39,173,104
 Deductions for contract
   benefits and terminations
   and transfers out                (6,020,074)
                                 -------------
    Net increase (decrease)
     in net assets from
     contract transactions          33,153,030
                                 -------------
    Net increase (decrease)
     in net assets                  35,501,717
Net assets at beginning of
 period                                      -
                                 -------------
Net assets at end of period         35,501,717
                                 =============

(a) For the period from March 21, 2001 to December 31, 2001.
(b) For the period from January 1, 2001 to October 15, 2001.
(c) For the period from March 19, 2001 to December 31, 2001.
(g) For the period from February 12, 2001 to December 31, 2001.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
Year ended December 31, 2001


                                                                                                     M
                                                     -------------------------------------------------
                                                                        MIST AIM
                                                          Met           Mid Cap          MIST AIM
                                                         Putnam           Core          Small Cap
                                                     Research B (a)   Equity B (d)     Growth B (d)
                                                     --------------  -------------    -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                       $      (17,258)          (554)          (1,282)
  Net realized gain (loss)                                   (2,448)             8              663
  Change in unrealized appreciation (depreciation)           73,143         22,724           44,343
                                                     --------------  -------------    -------------
    Net increase (decrease) from operations                  53,437         22,178           43,724
                                                     --------------  -------------    -------------
Contract transactions:
  Payments received from contract owners and
   transfers in                                           9,227,632        988,017        1,369,078
  Deductions for contract benefits and terminations
   and transfers out                                        (41,387)             -                -
                                                     --------------  -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                                9,186,245        988,017        1,369,078
                                                     --------------  -------------    -------------
    Net increase (decrease) in net assets                 9,239,682      1,010,195        1,412,802
Net assets at beginning of period                                 -              -                -
                                                     --------------  -------------    -------------
Net assets at end of period                          $    9,239,682      1,010,195        1,412,802
                                                     ==============  =============    =============



                                                        MIST SSR         Oppenheimer         PIMCO            Janus
                                                      Concentrated         Capital           Money          Aggressive
                                                      Int'l B (d)     Appreciation B (a)  Market B (a)     Growth B (a)
                                                     -------------    ------------------ -------------    -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                                (268)           (82,481)          21,858          (48,665)
  Net realized gain (loss)                                   4,974               (525)               -           (1,787)
  Change in unrealized appreciation (depreciation)           3,825            (24,399)               -           63,666
                                                     -------------      -------------    -------------    -------------
    Net increase (decrease) from operations                  8,531           (107,405)          21,858           13,214
                                                     -------------      -------------    -------------    -------------
Contract transactions:
  Payments received from contract owners and
   transfers in                                            582,371         21,953,058       23,583,480       10,280,735
  Deductions for contract benefits and terminations
   and transfers out                                      (372,171)           (99,650)      (2,924,495)         (25,663)
                                                     -------------      -------------    -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                                 210,200         21,853,408       20,658,985       10,255,072
                                                     -------------      -------------    -------------    -------------
    Net increase (decrease) in net assets                  218,731         21,746,003       20,680,843       10,268,286
Net assets at beginning of period                                -                  -                -                -
                                                     -------------      -------------    -------------    -------------
Net assets at end of period                                218,731         21,746,003       20,680,843       10,268,286
                                                     =============      =============    =============    =============

(a) For the period from March 21, 2001 to December 31, 2001.
(d) For the period from October 9, 2001 to December 31, 2001.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
Year ended December 31, 2001


                                                                        Met Investors
                                      ---------------------------------------------------------------------------------
                                          PIMCO             PIMCO                              MFS                 MFS
                                          Total             Total             PIMCO          Mid Cap            Research
                                        Return (e)       Return B (a)    Innovation B (a)  Growth B (a)    International B (a)
                                      --------------    -------------    ---------------- -------------    -------------------
Increase (decrease) in net assets
 from operations:
 Net investment income (loss)         $      169,578          207,069           (19,621)        (55,004)            (30,948)
 Net realized gain (loss)                    104,735          208,494           (13,170)            230             (58,475)
 Change in unrealized appreciation
   (depreciation)                           (348,024)        (289,416)          (24,789)        532,265             (48,206)
                                      --------------    -------------     -------------   -------------       -------------
    Net increase (decrease) from
     operations                              (73,711)         126,147           (57,580)        477,491            (137,629)
                                      --------------    -------------     -------------   -------------       -------------
Contract transactions:
 Payments received from contract
   owners and transfers in                29,210,137       25,687,683         4,432,997      13,297,689           7,832,906
 Deductions for contract benefits
   and terminations and transfers
   out                                      (947,303)        (311,441)             (647)        (61,075)            (28,151)
                                      --------------    -------------     -------------   -------------       -------------
    Net increase (decrease) in net
     assets from contract
     transactions                         28,262,834       25,376,242         4,432,350      13,236,614           7,804,755
                                      --------------    -------------     -------------   -------------       -------------
    Net increase (decrease) in net
     assets                               28,189,123       25,502,389         4,374,770      13,714,105           7,667,126
Net assets at beginning of period                  -                -                 -               -                   -
                                      --------------    -------------     -------------   -------------       -------------
Net assets at end of period           $   28,189,123       25,502,389         4,374,770      13,714,105           7,667,126
                                      ==============    =============     =============   =============       =============

                                                   AIM
                                      ----------------------------
                                                            V.I.
                                          V.I.            Capital
                                          Value         Appreciation
                                      -------------    -------------
Increase (decrease) in net assets
 from operations:
 Net investment income (loss)               (28,195)         (13,897)
 Net realized gain (loss)                   (18,241)          27,986
 Change in unrealized appreciation
   (depreciation)                          (285,881)        (283,222)
                                      -------------    -------------
    Net increase (decrease) from
     operations                            (332,317)        (269,133)
                                      -------------    -------------
Contract transactions:
 Payments received from contract
   owners and transfers in                  749,059          481,539
 Deductions for contract benefits
   and terminations and transfers
   out                                      (95,702)         (49,077)
                                      -------------    -------------
    Net increase (decrease) in net
     assets from contract
     transactions                           653,357          432,462
                                      -------------    -------------
    Net increase (decrease) in net
     assets                                 321,040          163,329
Net assets at beginning of period         1,978,696          899,998
                                      -------------    -------------
Net assets at end of period               2,299,736        1,063,327
                                      =============    =============

(a) For the period from March 21, 2001 to December 31, 2001.
(e) For the period from October 15, 2001 to December 31, 2001.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
Year ended December 31, 2001


                                                        AIM                                       MFS
                                           -----------------------------      -------------------------------------------

                                                V.I.
                                            International         V.I.                           Investors           New
                                               Equity           Balanced         Research          Trust          Discovery
                                           --------------    -------------    -------------    -------------    -------------
Increase (decrease) in net assets from
 operations:
 Net investment income (loss)              $       (8,180)           6,701           (1,451)          (1,681)           8,980
 Net realized gain (loss)                         (24,212)         (44,299)          22,047            3,052          (24,344)
 Change in unrealized appreciation
   (depreciation)                                (188,899)        (156,755)        (154,195)         (34,906)         (28,715)
                                           --------------    -------------    -------------    -------------    -------------
    Net increase (decrease) from
     operations                                  (221,291)        (194,353)        (133,599)         (33,535)         (44,079)
                                           --------------    -------------    -------------    -------------    -------------
Contract transactions:
 Payments received from contract owners
   and transfers in                               201,750          733,480          256,675          163,626          197,398
 Deductions for contract benefits and
   terminations and transfers out                 (53,747)        (178,024)         (19,243)          (6,356)         (39,253)
                                           --------------    -------------    -------------    -------------    -------------
    Net increase (decrease) in net
     assets from contract transactions            148,003          555,456          237,432          157,270          158,145
                                           --------------    -------------    -------------    -------------    -------------
    Net increase (decrease) in net
     assets                                       (73,288)         361,103          103,833          123,735          114,066
Net assets at beginning of period                 823,775        1,218,484          430,914          130,695          491,540
                                           --------------    -------------    -------------    -------------    -------------
Net assets at end of period                $      750,487        1,579,587          534,747          254,430          605,606
                                           ==============    =============    =============    =============    =============

                                                    Oppenheimer
                                           ----------------------------
                                                Main
                                               Street
                                              Growth &
                                               Income            Bond
                                           -------------    -------------
Increase (decrease) in net assets from
 operations:
 Net investment income (loss)                    (20,281)          21,547
 Net realized gain (loss)                        (68,584)           1,676
 Change in unrealized appreciation
   (depreciation)                               (184,937)          (2,406)
                                           -------------    -------------
    Net increase (decrease) from
     operations                                 (273,802)          20,817
                                           -------------    -------------
Contract transactions:
 Payments received from contract owners
   and transfers in                              829,099          111,019
 Deductions for contract benefits and
   terminations and transfers out               (176,657)         (76,955)
                                           -------------    -------------
    Net increase (decrease) in net
     assets from contract transactions           652,442           34,064
                                           -------------    -------------
    Net increase (decrease) in net
     assets                                      378,640           54,881
Net assets at beginning of period              1,969,900          316,808
                                           -------------    -------------
Net assets at end of period                    2,348,540          371,689
                                           =============    =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
Year ended December 31, 2001

                                                                                     Oppenheimer
                                                                    --------------------------------------------
                                                                                       Main Street
                                                                                          Small
                                                                       Strategic         Capital
                                                                         Bond            Growth          Money
                                                                    --------------    -------------  -------------
Increase (decrease) in net assets from operations:
 Net investment income (loss)                                       $        2,349           (1,863)        21,811
 Net realized gain (loss)                                                    7,089           (1,220)             -
 Change in unrealized appreciation (depreciation)                           (1,198)           2,900              -
                                                                    --------------    -------------  -------------
    Net increase (decrease) from operations                                  8,240             (183)        21,811
                                                                    --------------    -------------  -------------
Contract transactions:
 Payments received from contract owners and transfers in                   173,926           86,604      1,511,350
 Deductions for contract benefits and terminations and transfers
   out                                                                     (46,840)         (49,003)    (1,538,178)
                                                                    --------------    -------------  -------------
    Net increase (decrease) in net assets from contract
     transactions                                                          127,086           37,601        (26,828)
                                                                    --------------    -------------  -------------
    Net increase (decrease) in net assets                                  135,326           37,418         (5,017)
Net assets at beginning of period                                          188,614          122,641        897,112
                                                                    --------------    -------------  -------------
Net assets at end of period                                         $      323,940          160,059        892,095
                                                                    ==============    =============  =============

                                                                                             Fidelity
                                                                    ----------------------------------------------------------

                                                                       VIP II
                                                                        Asset           VIP             VIP II          VIP
                                                                       Manager         Growth         Contrafund      Overseas
                                                                    -------------  -------------    -------------  -------------
Increase (decrease) in net assets from operations:
 Net investment income (loss)                                           5,815,155     (4,361,573)      (1,234,370)       759,697
 Net realized gain (loss)                                                 196,484     21,848,502        5,588,330        875,085
 Change in unrealized appreciation (depreciation)                     (17,497,418)   (96,891,396)     (36,487,417)    (6,247,911)
                                                                    -------------  -------------    -------------  -------------
    Net increase (decrease) from operations                           (11,485,779)   (79,404,467)     (32,133,457)    (4,613,129)
                                                                    -------------  -------------    -------------  -------------
Contract transactions:
 Payments received from contract owners and transfers in               19,073,330     46,429,685       33,543,750        913,137
 Deductions for contract benefits and terminations and transfers
   out                                                                (28,428,856)   (64,202,105)     (16,225,268)    (2,342,321)
                                                                    -------------  -------------    -------------  -------------
    Net increase (decrease) in net assets from contract
     transactions                                                      (9,355,526)   (17,772,420)      17,318,482     (1,429,184)
                                                                    -------------  -------------    -------------  -------------
    Net increase (decrease) in net assets                             (20,841,305)   (97,176,887)     (14,814,975)    (6,042,313)
Net assets at beginning of period                                     210,628,314    424,444,800      234,450,128     21,241,476
                                                                    -------------  -------------    -------------  -------------
Net assets at end of period                                           189,787,009    327,267,913      219,635,153     15,199,163
                                                                    =============  =============    =============  =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
Year ended December 31, 2001


                                                                           Fidelity                            Scudder I
                                                         --------------------------------------------        -------------
                                                               VIP             VIP II            VIP
                                                             Equity-           Index            Money
                                                             Income             500             Market       International
                                                         --------------    -------------    -------------    -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                           $      134,131         (394,150)         951,467         (173,542)
  Net realized gain (loss)                                    1,634,673        1,247,468                -        2,537,498
  Change in unrealized appreciation (depreciation)           (4,191,242)     (40,958,152)               -       (9,574,760)
                                                         --------------    -------------    -------------    -------------
    Net increase (decrease) from operations                  (2,422,438)     (40,104,834)         951,467       (7,210,804)
                                                         --------------    -------------    -------------    -------------
Contract transactions:
  Payments received from contract owners and
   transfers in                                                 986,736       43,418,955       22,387,449        6,155,581
  Deductions for contract benefits and terminations and
   transfers out                                             (3,800,267)     (44,054,182)     (21,370,198)      (2,968,882)
                                                         --------------    -------------    -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                                   (2,813,531)        (635,227)       1,017,251        3,186,699
                                                         --------------    -------------    -------------    -------------
    Net increase (decrease) in net assets                    (5,235,969)     (40,740,061)       1,968,718       (4,024,105)
Net assets at beginning of period                            38,096,318      298,541,285       32,550,738       21,162,628
                                                         --------------    -------------    -------------    -------------
Net assets at end of period                              $   32,860,349      257,801,224       34,519,456       17,138,523
                                                         ==============    =============    =============    =============

                                                                           MetLife
                                                         -------------------------------------------
                                                                             Russell          Putnam
                                                             Janus            2000         International
                                                            Mid Cap           Index            Stock
                                                         -------------    -------------    -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                                 (15,164)          (3,442)          (3,194)
  Net realized gain (loss)                                    (249,910)          (7,084)          (6,257)
  Change in unrealized appreciation (depreciation)            (295,850)          15,332          (56,041)
                                                         -------------    -------------    -------------
    Net increase (decrease) from operations                   (560,924)           4,806          (65,492)
                                                         -------------    -------------    -------------
Contract transactions:
  Payments received from contract owners and
   transfers in                                                740,220          255,408          204,825
  Deductions for contract benefits and terminations and
   transfers out                                              (230,784)         (35,809)         (23,121)
                                                         -------------    -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                                     509,436          219,599          181,704
                                                         -------------    -------------    -------------
    Net increase (decrease) in net assets                      (51,488)         224,405          116,212
Net assets at beginning of period                            1,087,448          183,813          212,445
                                                         -------------    -------------    -------------
Net assets at end of period                                  1,035,960          408,218          328,657
                                                         =============    =============    =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
Year ended December 31, 2001

                                                                            MetLife
                                                         --------------------------------------------  --------------
                                                                             Loomis
                                                             Putnam          Sayles
                                                            Large Cap      High Yield       Stock         Emerging
                                                             Growth           Bond       Index B (a)       Growth
                                                         --------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                           $       (5,898)         7,457         (2,351)       (12,155)
  Net realized gain (loss)                                      (62,146)        (4,137)         4,951        (57,687)
  Change in unrealized appreciation (depreciation)              (87,364)        (7,353)        13,854       (265,413)
                                                         --------------  -------------  -------------  -------------
    Net increase (decrease) from operations                    (155,408)        (4,033)        16,454       (335,255)
                                                         --------------  -------------  -------------  -------------
Contract transactions:
  Payments received from contract owners and
   transfers in                                                 373,577         71,746      1,789,361        363,165
  Deductions for contract benefits and terminations and
   transfers out                                                (63,136)       (15,963)          (965)       (67,424)
                                                         --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                      310,441         55,783      1,788,396        295,741
                                                         --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                       155,033         51,750      1,804,850        (39,514)
Net assets at beginning of period                               305,502         31,934              -        881,590
                                                         --------------  -------------  -------------  -------------
Net assets at end of period                              $      460,535         83,684      1,804,850        842,076
                                                         ==============  =============  =============  =============

                                                           Federated
                                                         -------------


                                                                          Strategic       Equity
                                                           Enterprise       Stock        Income II
                                                         -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                                  (2,694)        (3,034)         1,513
  Net realized gain (loss)                                     (11,177)         3,739        (38,538)
  Change in unrealized appreciation (depreciation)             (36,526)        (1,986)       (26,649)
                                                         -------------  -------------  -------------
    Net increase (decrease) from operations                    (50,397)        (1,281)       (63,674)
                                                         -------------  -------------  -------------
Contract transactions:
  Payments received from contract owners and
   transfers in                                                129,896        168,829        244,548
  Deductions for contract benefits and terminations and
   transfers out                                               (12,455)        (1,839)      (114,639)
                                                         -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                     117,441        166,990        129,909
                                                         -------------  -------------  -------------
    Net increase (decrease) in net assets                       67,044        165,709         66,235
Net assets at beginning of period                              199,530        119,541        423,827
                                                         -------------  -------------  -------------
Net assets at end of period                                    266,574        285,250        490,062
                                                         =============  =============  =============

(a) For the period from March 21, 2001 to December 31, 2001.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
Year ended December 31, 2001

                                                                           Federated
                                                         --------------------------------------------

                                                              High
                                                             Income           American          Growth
                                                              Bond           Leaders II      Strategic II
                                                         --------------    -------------    -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                           $       32,112           (1,449)             862
  Net realized gain (loss)                                      (33,180)           3,681          (16,017)
  Change in unrealized appreciation (depreciation)               (1,210)         (71,350)         (58,107)
                                                         --------------    -------------    -------------
    Net increase (decrease) from operations                      (2,278)         (69,118)         (73,262)
                                                         --------------    -------------    -------------
Contract transactions:
  Payments received from contract owners and
   transfers in                                                  76,331          409,372           22,899
  Deductions for contract benefits and terminations and
   transfers out                                               (114,638)         (77,020)         (23,680)
                                                         --------------    -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                                      (38,307)         332,352             (781)
                                                         --------------    -------------    -------------
    Net increase (decrease) in net assets                       (40,585)         263,234          (74,043)
Net assets at beginning of period                               312,077          898,529          309,116
                                                         --------------    -------------    -------------
Net assets at end of period                              $      271,492        1,161,763          235,073
                                                         ==============    =============    =============

                                                                   Neuberger                   Alger        T. Rowe Price
                                                         ----------------------------      --------------   -------------


                                                                                               Small
                                                            Genesis          Partners      Capitalization      Growth
                                                         -------------    -------------    --------------   -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                                 (24,338)         (10,742)        (753,808)        (511,760)
  Net realized gain (loss)                                     198,241            6,617       (2,663,076)     (10,221,006)
  Change in unrealized appreciation (depreciation)              62,958          (61,501)     (19,507,478)        (870,182)
                                                         -------------    -------------    -------------    -------------
    Net increase (decrease) from operations                    236,861          (65,626)     (22,924,362)     (11,602,948)
                                                         -------------    -------------    -------------    -------------
Contract transactions:
  Payments received from contract owners and
   transfers in                                              1,957,078          301,839       10,896,215        3,599,019
  Deductions for contract benefits and terminations and
   transfers out                                              (859,302)        (195,213)      (5,830,137)     (55,611,898)
                                                         -------------    -------------    -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                                   1,097,776          106,626        5,066,078      (52,012,879)
                                                         -------------    -------------    -------------    -------------
    Net increase (decrease) in net assets                    1,334,637           41,000      (17,858,284)     (63,615,827)
Net assets at beginning of period                            1,983,096        1,541,651       73,746,348      104,696,211
                                                         -------------    -------------    -------------    -------------
Net assets at end of period                                  3,317,733        1,582,651       55,888,064       41,080,384
                                                         =============    =============    =============    =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
Year ended December 31, 2001


                                                                 T. Rowe Price                  Janus
                                                         -----------------------------      -------------

                                                                                                Aspen
                                                                               Prime          Worldwide
                                                          International       Reserve          Growth
                                                         --------------    -------------    -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                           $       63,301           43,337          (35,827)
  Net realized gain (loss)                                   (1,574,213)               -       (1,366,905)
  Change in unrealized appreciation (depreciation)           (1,462,101)               -       (1,100,066)
                                                         --------------    -------------    -------------
    Net increase (decrease) from operations                  (2,973,013)          43,337       (2,502,798)
                                                         --------------    -------------    -------------
Contract transactions:
  Payments received from contract owners and
   transfers in                                                 703,450          851,948        4,043,784
  Deductions for contract benefits and terminations and
   transfers out                                             (6,482,171)        (539,166)      (4,548,045)
                                                         --------------    -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                                   (5,778,721)         312,782         (504,261)
                                                         --------------    -------------    -------------
    Net increase (decrease) in net assets                    (8,751,734)         356,119       (3,007,059)
  Net assets at beginning of period                          14,409,448        1,152,327       11,332,607
                                                         --------------    -------------    -------------
  Net assets at end of period                            $    5,657,714        1,508,446        8,325,548
                                                         ==============    =============    =============

                                                              New England Zenith           Security First Trust
                                                         ----------------------------  ----------------------------
                                                                           Harris
                                                             Davis         Oakmark                       T. Rowe
                                                            Venture        Mid Cap                       Growth &
                                                          Value E (a)    Value B (a)      Bond (f)      Income (f)
                                                         -------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                                (107,142)       (77,248)       142,213         58,123
  Net realized gain (loss)                                      (3,847)        (2,174)      (705,770)    20,622,488
  Change in unrealized appreciation (depreciation)             651,406      1,445,855      1,002,074    (10,892,904)
                                                         -------------  -------------  -------------  -------------
    Net increase (decrease) from operations                    540,417      1,366,433        438,517      9,787,707
                                                         -------------  -------------  -------------  -------------
Contract transactions:
  Payments received from contract owners and
   transfers in                                             26,440,822     20,947,375        836,363      5,734,862
  Deductions for contract benefits and terminations and
   transfers out                                              (133,588)       (91,208)   (24,966,423)  (377,345,684)
                                                         -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                  26,307,234     20,856,167    (24,130,060)  (371,610,822)
                                                         -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                   26,847,651     22,222,600    (23,691,543)  (361,823,115)
  Net assets at beginning of period                                  -              -     23,691,543    361,823,115
                                                         -------------  -------------  -------------  -------------
  Net assets at end of period                               26,847,651     22,222,600              -              -
                                                         =============  =============  =============  =============

(a) For the period from March 21, 2001 to December 31, 2001.
(f) For the period from January 1, 2001 to February 12, 2001.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
Year ended December 31, 2001


                                                              Security First Trust
                                                         -----------------------------
                                                              U.S.
                                                         Government (f)      Equity (f)         Total
                                                         --------------    -------------    -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                           $      (47,587)         (68,467)       1,553,979
  Net realized gain (loss)                                       (5,569)         (92,850)      20,734,340
  Change in unrealized appreciation (depreciation)              479,846        4,220,322     (247,903,444)
                                                         --------------    -------------    -------------
    Net increase (decrease) from operations                     426,690        4,059,005     (225,615,125)
                                                         --------------    -------------    -------------
Contract transactions:
  Payments received from contract owners and
   transfers in                                                 664,989          237,264    1,029,775,271
  Deductions for contract benefits and terminations and
   transfers out                                            (34,141,371)     (53,824,216)    (916,485,684)
                                                         --------------    -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                                  (33,476,382)     (53,586,952)     113,289,587
                                                         --------------    -------------    -------------
    Net increase (decrease) in net assets                   (33,049,692)     (49,527,947)    (112,325,538)
Net assets at beginning of period                            33,049,692       49,527,947    1,972,504,201
                                                         --------------    -------------    -------------
Net assets at end of period                              $            -                -    1,860,178,663
                                                         ==============    =============    =============

(f) For the period from January 1, 2001 to February 12, 2001.

See accompanying notes to financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements
December 31, 2002

(1) Organization
   MetLife Investors USA Separate Account A (the Separate Account), a unit investment trust registered under the Investment Company Act of 1940 as amended, was established by MetLife Investors USA Insurance Company (MLIUSA) and exists in accordance with the regulations of the Delaware Department of Insurance. The Separate Account is a funding vehicle for variable annuity contracts issued by MLIUSA.

   The Separate Account is divided into sub-accounts with the assets of each sub-account invested in corresponding portfolios of the investment companies (shown below) which are diversified, open-end, management investment companies registered under the Investment Company Act of 1940 as amended. The sub-accounts available for investment vary between variable annuity contracts offered for sale by MLIUSA. In addition to the sub-accounts, the fixed account of MLIUSA is an available investment alternative for certain contracts. The fixed account is not a part of the Separate Account and is included in the general assets and liabilities of MLIUSA.

   Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from MLIUSA's other assets and liabilities. The portion of the Separate Account's assets applicable to the variable contracts is not chargeable with liabilities arising out of any other business MLIUSA may conduct. The following sub-accounts were available for investment as of December 31, 2002:

               Met Investors Series Trust (Met Investors):
                Lord Abbett Growth and Income Portfolio
                Lord Abbett Growth and Income Portfolio B
                Lord Abbett Bond Debenture Portfolio
                Lord Abbett Bond Debenture Portfolio B
                JP Morgan Quality Bond Portfolio
                Met Putnam Research Portfolio
                Met Putnam Research Portfolio B
                MIST AIM Mid Cap Core Equity Portfolio B
                MIST AIM Small Cap Growth Portfolio B
                MIST SSR Concentrated International Portfolio B
                MIST Third Avenue Small Cap Value Portfolio B
                Oppenheimer Capital Appreciation Portfolio B
                PIMCO Money Market Portfolio B
                Janus Aggressive Growth Portfolio B
                PIMCO Total Return Portfolio
                PIMCO Total Return Portfolio B
                PIMCO Innovation Portfolio B
                MFS Mid Cap Growth Portfolio B
                MFS Research International Portfolio B
               AIM Variable Insurance Funds, Inc. (AIM):
                V.I. Premier Equity Fund
                V.I. Capital Appreciation Fund
                V.I. International Growth Fund
                V.I. Balanced Fund
               MFS Variable Insurance Trust (MFS):
                Research Series
                Investors Trust Series
                New Discovery Series
               Oppenheimer Variable Account Funds (Oppenheimer):
                Main Street Growth & Income Fund
                Bond Fund
                Money Fund
        Oppenheimer Variable Account Funds (Oppenheimer) (Cont'd):
         Main Street Small Cap Growth Fund
         Strategic Bond Fund
        Variable Insurance Products Fund, Fund II & Fund III (Fidelity):
         VIP II Asset Manager Portfolio
         VIP Growth Portfolio
         VIP II Contrafund Portfolio
         VIP Overseas Portfolio
         VIP Equity-Income Portfolio
         VIP II Index 500 Portfolio
         VIP Money Market Portfolio
        Scudder Variable Series I (Scudder I):
         International Portfolio
        Metropolitan Life Series (MetLife):
         Janus Mid Cap Portfolio
         Russell 2000 Index Portfolio
         Putnam International Stock Portfolio
         Putnam Large Cap Growth Portfolio
         Stock Index Portfolio B
        VanKampen LIT Funds (VanKampen):
         Emerging Growth Fund
         Enterprise Fund
         Growth & Income Fund
        Federated Investors Insurance Company (Federated):
         Equity Income Fund II
         High Income Bond Fund II
         American Leaders Fund II
         Growth Strategic Fund II
        Neuberger Berman (Neuberger):
         Genesis Fund
        The Alger American Fund (Alger):
         Small Capitalization Fund
        T. Rowe Price Funds (T. Rowe):
         Growth Fund

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements
December 31, 2002

(1) Organization, continued

T. Rowe Price Funds (T. Rowe) (Con't): New England Zenith Fund (New England Zenith):
 International Fund                      Davis Venture Value Fund E
 Prime Reserve Fund                      Jennison Growth Portfolio B
Janus Capital Funds Corp. (Janus):       Harris Oakmark Focused Value Fund B
 Aspen Worldwide Growth Fund

  During 2002, the following portfolios changed names:
    Met Investors Series Trust - MIST AIM Mid Cap Equity Portfolio B to MIST
     AIM Mid Cap Core Equity Portfolio B
    AIM Variable Insurance Funds - AIM Value Fund to AIM Premier Equity Fund AIM Variable Insurance Funds - AIM International Equity Fund to AIM
     International Growth Fund
    New England Zenith Fund - Harris Oakmark Mid Cap Value B to Harris
     Oakmark Focused Value B

The following sub-accounts ceased operations during 2002 and 2001:
 Loomis Sayles High Yield Bond                                     April 29, 2002
 Van Kampen Strategic Stock                                        May 1, 2002
 Neuberger Partners Trust                                          May 1, 2002
 Met Investors Blackrock Equity                                    October 15, 2001
 Met Investors Blackrock U.S. Government                           October 15, 2001
 Security First Trust Bond                                         February 12, 2001
 Security First Trust T. Rowe Growth & Income                      February 12, 2001
 Security First Trust U.S. Government                              February 12, 2001
 Security First Trust Equity                                       February 12, 2001

(2) Significant Accounting Policies

  (a) Investment Valuation
      Investments made in the portfolios of the investment companies are valued at the reported net asset value of such portfolios, which value their investment securities at fair value. The average cost method is used to compute the realized gains and losses on the sale of portfolio shares owned by the sub-accounts. Income from dividends and gains from realized capital gain distributions are recorded on the ex-dividend date.

  (b) Reinvestment of Distributions
      Dividends and gains from realized gain distributions are reinvested in additional shares of the portfolio.

  (c) Federal Income Taxes
      The operations of the Separate Account sub-accounts are included in the federal income tax return of MLIUSA which is taxed as a Life Insurance Company under the provisions of the Internal Revenue Code (IRC). Under current IRC provisions, MLIUSA believes it will be treated as the owner of the Separate Account sub-account assets for federal income tax purposes and does not expect to incur federal income taxes on the earnings of the Separate Account sub-accounts to the extent the earnings are credited to the variable annuity contracts. Based on this, no charge has been made to the Separate Account sub-accounts for federal income taxes. A charge may be made in future years for any federal income taxes that would be attributable to the variable annuity contracts.

  (d) Estimates
      The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements
December 31, 2002


(3) Separate Account Expenses
   For variable annuity contracts, MLI deducts a daily charge from the net assets of the Separate Account sub-accounts for mortality and administrative expenses that ranges from an annual rate of 0.89% to an annual rate of 2.25%. This varies according to the product specifications. The mortality risks assumed by MLIUSA arise from its contractual obligation to make annuity payments after the annuity date for the life of the annuitant and to waive the withdrawal fee in the event of the death of the contract owner. The administrative fees cover the cost of establishing and maintaining the variable annuity contracts and the Separate Account.

(4) Contract Fees
   There are no deductions made from purchase payments for sales fees at the time a variable annuity contract is purchased. However, if all or a portion of the contract value is withdrawn, a withdrawal fee may be assessed and deducted from the contract value or payment to the contract owner. The withdrawal fee is imposed on withdrawals of contract values attributable to purchase payments within seven years after receipt and is equal to 7% of the purchase payment withdrawn in the first and second years, 5% of the purchase payments withdrawn in the third, fourth and fifth years, 3% of the purchase payments withdrawn in the sixth and seventh years, and 0% of the purchase payments withdrawn thereafter. After the first contract anniversary, provided the contract value exceeds $5,000, the contract owner may make one withdrawal each contract year of up to 10% of the aggregate purchase payments (on deposit for more than one year) without incurring a surrender fee.

   For variable annuity contracts with a sales charge, MLIUSA deducts a sales charge from the gross purchase payment before the payment is allocated to the Separate Account and / or a fixed account. The amount of the sales charge depends on the contract owner's investment at the time of the payment as follows:

                 Owner's                Sales Charge as a % of
                 Investment             Gross Purchase Payment
                 ----------             ----------------------
                 less than $50,000              6.00%
                 $50,000 - $99,999.99           5.00%
                 $100,000 - $249,999.99         4.00%
                 $250,000 - $499,999.99         3.00%
                 $500,000 - $999,999.99         2.00%
                 $1,000,000 or more             1.00%

   Depending on the product, an annual contract maintenance fee of $0-49 is imposed on variable annuity contracts with contract values less than $50,000 on the anniversary date of the contract. This fee covers the cost of contract administration for the previous year and is prorated between the Separate Account sub-accounts and the fixed rate account to which the contract value is allocated. Subject to certain restrictions, the contract owner may transfer all or a part of the accumulated value of the contract among the available sub-accounts and the fixed rate account. If more than 12 transfers have been made in the contract year, a transfer fee of $25 per transfer or, if less, 2% of the amount transferred, may be deducted from the contract value. Transfers made in a dollar cost averaging program are not subject to the transfer fee.

   During the year ended December 31, 2002, contract maintenance, surrender, and transfer fees of $3,844,309 were deducted.

   Currently, MLIUSA advances any premium taxes due at the time purchase payments are made and then deducts premium taxes at the time annuity payments begin. MLIUSA reserves the right to deduct premium taxes when incurred.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements
December 31, 2002


(5) Cost Basis of Investments
   The cost basis of each sub-account's investment as of December 31, 2002 follows:

      Met Investors Lord Abbett Growth and Income
        Portfolio                                           $  346,399,635
      Met Investors Lord Abbett Growth and Income
        Portfolio B                                            185,769,059
      Met Investors Lord Abbett Bond Debenture Portfolio           108,483
      Met Investors Lord Abbett Bond Debenture Portfolio B     113,998,282
      Met Investors JP Morgan Quality Bond Portfolio            37,182,180
      Met Investors Met Putnam Research Portfolio               27,119,691
      Met Investors Met Putnam Research Portfolio B             30,303,178
      Met Investors MIST AIM Mid Cap Core Equity
        Portfolio B                                             24,711,069
      Met Investors MIST AIM Small Cap Growth
        Portfolio B                                             37,584,360
      Met Investors MIST SSR Concentrated Int'l Portfolio B     13,293,542
      Met Investors MIST Third Avenue Small Cap Value
        Portfolio B                                             25,479,271
      Met Investors Oppenheimer Capital Appreciation
        Portfolio B                                            109,531,163
      Met Investors PIMCO Money Market Portfolio B              90,517,784
      Met Investors Janus Aggressive Growth Portfolio B         42,965,874
      Met Investors PIMCO Total Return Portfolio                23,615,323
      Met Investors PIMCO Total Return Portfolio B             228,623,266
      Met Investors PIMCO Innovation Portfolio B                15,092,515
      Met Investors MFS Mid Cap Growth Portfolio B              54,157,207
      Met Investors MFS Research International Portfolio B      48,089,600
      AIM V.I. Premier Equity Fund                               2,241,162
      AIM V.I. Capital Appreciation Fund                         1,161,641
      AIM V.I. International Growth Fund                           928,371
      AIM V.I. Balanced Fund                                     1,516,138
      MFS Research Series                                          560,152
      MFS Investors Trust Series                                   234,180
      MFS New Discovery Series                                     496,858
      Oppenheimer Main Street Growth & Income Fund               2,040,125
      Oppenheimer Bond Fund                                        405,696
      Oppenheimer Money Fund                                       913,258
      Oppenheimer Main Street Small Capital Growth Fund            156,789

         Oppenheimer Strategic Bond Fund                 $      249,750
         Fidelity VIP II Asset Manager Portfolio            206,547,230
         Fidelity VIP Growth Portfolio                      368,799,982
         Fidelity VIP II Contrafund Portfolio               236,144,699
         Fidelity VIP Overseas Portfolio                     17,879,935
         Fidelity VIP Equity-Income Portfolio                29,021,919
         Fidelity VIP II Index 500 Portfolio                260,625,776
         Fidelity VIP Money Market Portfolio                 30,993,059
         Scudder I International Portfolio                   29,063,329
         MetLife Janus Mid Cap Portfolio                      1,495,439
         MetLife Russell 2000 Index Portfolio                   489,531
         MetLife Putnam International Stock Portfolio           388,806
         MetLife Putnam Large Cap Growth Portfolio              602,897
         MetLife Stock Index Portfolio B                     45,705,848
         Van Kampen Emerging Growth Fund                        813,716
         Van Kampen Enterprise Fund                             225,467
         Van Kampen Growth & Income Fund                        252,338
         Federated Equity Income Fund II                        405,075
         Federated High Income Bond Fund                        275,435
         Federated American Leaders Fund II                     736,612
         Federated Growth Strategic Fund II                     348,243
         Neuberger Genesis Fund                               3,031,443
         Alger Small Capitalization Fund                    110,076,371
         T. Rowe Growth Fund                                 42,527,643
         T. Rowe International Fund                           7,011,394
         T. Rowe Prime Reserve Fund                           1,841,195
         Janus Aspen Worldwide Growth Fund                    8,739,113
         New England Zenith Davis Venture Value Fund E      138,910,548
         New England Zenith Jennison Growth Portfolio B      44,084,507
         New England Zenith Harris Oakmark Focused Value
           Fund B                                           117,768,933
                                                         --------------
                                                         $3,170,252,085
                                                         ==============

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements
Year ended December 31, 2002

(6) Changes in Units Outstanding

                                                                         Met Investors
                                   -----------------------------------------------------------------------------------------
                                   Lord Abbett  Lord Abbett
                                     Growth       Growth     Lord Abbett  Lord Abbett   JP Morgan                 Blackrock
                                       and          and         Bond         Bond        Quality     Blackrock       U.S.
                                     Income      Income B     Debenture   Debenture B     Bond        Equity      Government
                                   -----------  -----------  -----------  -----------  -----------  -----------  -----------
Accumulation Units:
 Unit Balance at December 31, 2000           -            -            -            -            -            -            -
   Units Issued                     13,851,020      829,908            -      951,968    2,643,609    5,212,031    5,155,108
   Units Redeemed                     (794,276)         (14)           -       (2,309)    (243,190)  (5,212,031)  (5,155,108)
                                   -----------  -----------  -----------  -----------  -----------  -----------  -----------
 Unit Balance at December 31, 2001  13,056,744      829,894            -      949,659    2,400,419            -            -
                                   ===========  ===========  ===========  ===========  ===========  ===========  ===========
   Units Issued                      1,549,693    4,305,256       27,783    9,394,264    1,134,762            -            -
   Units Redeemed                   (1,759,662)    (372,072)      (4,391)  (1,894,405)    (475,242)           -            -
                                   -----------  -----------  -----------  -----------  -----------  -----------  -----------
 Unit Balance at December 31, 2002  12,846,775    4,763,078       23,392    8,449,518    3,059,939            -            -
                                   ===========  ===========  ===========  ===========  ===========  ===========  ===========

Annuitization Units:
 Unit Balance at December 31, 2000           -            -            -            -            -            -            -
   Units Issued                              -            -            -            -            -            -            -
   Units Redeemed                            -            -            -            -            -            -            -
                                   -----------  -----------  -----------  -----------  -----------  -----------  -----------
 Unit Balance at December 31, 2001           -            -            -            -            -            -            -
                                   ===========  ===========  ===========  ===========  ===========  ===========  ===========
   Units Issued                              -            -            -            -            -            -            -
   Units Redeemed                            -            -            -            -            -            -            -
                                   -----------  -----------  -----------  -----------  -----------  -----------  -----------
 Unit Balance at December 31, 2002           -            -            -            -            -            -            -
                                   ===========  ===========  ===========  ===========  ===========  ===========  ===========

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements
Year ended December 31, 2002

(6) Changes in Units Outstanding, continued:

                                                                          Met Investors
                                   -------------------------------------------------------------------------------------------
                                                               MIST AIM                                 MIST
                                       Met          Met        Mid Cap     MIST AIM      MIST SSR   Third Avenue  Oppenheimer
                                      Putnam       Putnam        Core      Small Cap   Concentrated  Small Cap      Capital
                                     Research    Research B    Equity B    Growth B      Int'l B      Value B    Appreciation B
                                   -----------  -----------  -----------  -----------  ------------ ------------ --------------
Accumulation Units:
 Unit Balance at December 31, 2000           -            -            -            -            -            -             -
   Units Issued                      4,271,829    1,148,742       91,975      119,269       54,402            -     2,581,098
   Units Redeemed                            -         (643)           -            -      (34,390)           -        (6,768)
                                   -----------  -----------  -----------  -----------  -----------  -----------   -----------
 Unit Balance at December 31, 2001   4,271,829    1,148,099       91,975      119,269       20,012            -     2,574,330
                                   ===========  ===========  ===========  ===========  ===========  ===========   ===========
   Units Issued                        155,184    3,804,684    2,782,051    4,384,817    2,076,456    3,351,666    14,586,041
   Units Redeemed                     (906,198)    (635,480)    (457,630)    (439,321)    (654,717)    (244,877)   (1,517,417)
                                   -----------  -----------  -----------  -----------  -----------  -----------   -----------
 Unit Balance at December 31, 2002   3,520,815    4,317,303    2,416,396    4,064,765    1,441,751    3,106,789    15,642,954
                                   ===========  ===========  ===========  ===========  ===========  ===========   ===========

Annuitization Units:
 Unit Balance at December 31, 2000           -            -            -            -            -            -             -
   Units Issued                              -            -            -            -            -            -             -
   Units Redeemed                            -            -            -            -            -            -             -
                                   -----------  -----------  -----------  -----------  -----------  -----------   -----------
 Unit Balance at December 31, 2001           -            -            -            -            -            -             -
                                   ===========  ===========  ===========  ===========  ===========  ===========   ===========
   Units Issued                              -            -            -            -            -            -             -
   Units Redeemed                            -            -            -            -            -            -             -
                                   -----------  -----------  -----------  -----------  -----------  -----------   -----------
 Unit Balance at December 31, 2002           -            -            -            -            -            -             -
                                   ===========  ===========  ===========  ===========  ===========  ===========   ===========

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements
Year ended December 31, 2002

(6) Changes in Units Outstanding, continued:

                                                                           Met Investors
                                   ---------------------------------------------------------------------------------
                                      PIMCO        Janus          PIMCO        PIMCO                        MFS
                                      Money      Aggressive       Total        Total        PIMCO         Mid Cap
                                     Market B     Growth B        Return      Return B   Innovation B     Growth B
                                   -----------  -----------    -----------  -----------  ------------   -----------
Accumulation Units:
 Unit Balance at December 31, 2000           -            -              -            -            -              -
   Units Issued                      2,329,487    1,409,821      3,960,781    2,452,036      719,543      1,671,645
   Units Redeemed                     (288,557)      (1,668)             -      (26,347)           -         (2,743)
                                   -----------  -----------    -----------  -----------  -----------    -----------
 Unit Balance at December 31, 2001   2,040,930    1,408,153      3,960,781    2,425,689      719,543      1,668,902
                                   ===========  ===========    ===========  ===========  ===========    ===========
   Units Issued                     17,646,874    6,396,924        496,215   20,415,679    3,285,269      8,867,108
   Units Redeemed                  (10,706,168)    (676,086)    (1,145,748)  (1,756,563)    (545,597)    (1,045,601)
                                   -----------  -----------    -----------  -----------  -----------    -----------
 Unit Balance at December 31, 2002   8,981,636    7,128,991      3,311,248   21,084,805    3,459,215      9,490,409
                                   ===========  ===========    ===========  ===========  ===========    ===========

Annuitization Units:
 Unit Balance at December 31, 2000           -            -              -            -            -              -
   Units Issued                              -            -              -            -            -              -
   Units Redeemed                            -            -              -            -            -              -
                                   -----------  -----------    -----------  -----------  -----------    -----------
 Unit Balance at December 31, 2001           -            -              -            -            -              -
                                   ===========  ===========    ===========  ===========  ===========    ===========
   Units Issued                              -            -              -            -        3,515              -
   Units Redeemed                            -            -              -            -       (1,752)             -
                                   -----------  -----------    -----------  -----------  -----------    -----------
 Unit Balance at December 31, 2002           -            -              -            -        1,763              -
                                   ===========  ===========    ===========  ===========  ===========    ===========


                                         MFS
                                      Research
                                   International B
                                   ---------------
Accumulation Units:
 Unit Balance at December 31, 2000             -
   Units Issued                          918,458
   Units Redeemed                         (1,560)
                                     -----------
 Unit Balance at December 31, 2001       916,898
                                     ===========
   Units Issued                        7,647,919
   Units Redeemed                     (2,170,029)
                                     -----------
 Unit Balance at December 31, 2002     6,394,788
                                     ===========

Annuitization Units:
 Unit Balance at December 31, 2000             -
   Units Issued                                -
   Units Redeemed                              -
                                     -----------
 Unit Balance at December 31, 2001             -
                                     ===========
   Units Issued                                -
   Units Redeemed                              -
                                     -----------
 Unit Balance at December 31, 2002             -
                                     ===========

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements
Year ended December 31, 2002

(6) Changes in Units Outstanding, continued:

                                                           AIM                                           MFS
                                   ---------------------------------------------------  -------------------------------------

                                      V.I.          V.I.         V.I.
                                     Premier      Capital    International     V.I.                   Investors       New
                                     Equity     Appreciation    Growth       Balanced     Research      Trust      Discovery
                                   -----------  ------------ ------------- -----------  -----------  -----------  -----------
Accumulation Units:
 Unit Balance at December 31, 2000     403,474      151,690       156,400      225,183       79,052       25,912       68,805
   Units Issued                        163,249       96,291        44,943      146,358       52,366       36,522       29,340
   Units Redeemed                      (22,668)     (11,023)      (12,311)     (37,248)      (5,022)      (1,565)      (7,594)
                                   -----------  -----------   -----------  -----------  -----------  -----------  -----------
 Unit Balance at December 31, 2001     544,055      236,958       189,032      334,293      126,396       60,869       90,551
                                   ===========  ===========   ===========  ===========  ===========  ===========  ===========
   Units Issued                        214,480      119,900        62,473      125,998       70,559       30,846       54,473
   Units Redeemed                     (291,126)    (143,742)      (82,911)    (161,963)     (82,693)     (37,423)     (69,565)
                                   -----------  -----------   -----------  -----------  -----------  -----------  -----------
 Unit Balance at December 31, 2002     467,409      213,116       168,594      298,328      114,262       54,292       75,459
                                   ===========  ===========   ===========  ===========  ===========  ===========  ===========

Annuitization Units:
 Unit Balance at December 31, 2000           -            -             -            -            -            -            -
   Units Issued                              -            -             -            -            -            -            -
   Units Redeemed                            -            -             -            -            -            -            -
                                   -----------  -----------   -----------  -----------  -----------  -----------  -----------
 Unit Balance at December 31, 2001           -            -             -            -            -            -            -
                                   ===========  ===========   ===========  ===========  ===========  ===========  ===========
   Units Issued                              -            -             -            -            -            -            -
   Units Redeemed                            -            -             -            -            -            -            -
                                   -----------  -----------   -----------  -----------  -----------  -----------  -----------
 Unit Balance at December 31, 2002           -            -             -            -            -            -            -
                                   ===========  ===========   ===========  ===========  ===========  ===========  ===========

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements
Year ended December 31, 2002

(6) Changes in Units Outstanding, continued:

                                                             Oppenheimer
                                   ---------------------------------------------------------------
                                                                              Main Street
                                   Main Street                                   Small
                                    Growth &                                    Capital       Strategic
                                     Income           Bond          Money       Growth          Bond
                                   -----------    -----------    -----------  -----------    -----------
Accumulation Units:
 Unit Balance at December 31, 2000     410,678         60,455        169,243       19,587         36,333
   Units Issued                        183,360         20,206        281,793       15,615         32,850
   Units Redeemed                      (41,357)       (13,927)      (286,710)      (9,185)        (8,823)
                                   -----------    -----------    -----------  -----------    -----------
 Unit Balance at December 31, 2001     552,681         66,734        164,326       26,017         60,360
                                   ===========    ===========    ===========  ===========    ===========
   Units Issued                        189,616         51,420        742,197          798          9,925
   Units Redeemed                     (305,791)       (48,069)      (738,979)      (2,676)       (26,652)
                                   -----------    -----------    -----------  -----------    -----------
 Unit Balance at December 31, 2002     436,506         70,085        167,544       24,139         43,633
                                   ===========    ===========    ===========  ===========    ===========

Annuitization Units:
 Unit Balance at December 31, 2000           -              -              -            -              -
   Units Issued                              -              -              -            -              -
   Units Redeemed                            -              -              -            -              -
                                   -----------    -----------    -----------  -----------    -----------
 Unit Balance at December 31, 2001           -              -              -            -              -
                                   ===========    ===========    ===========  ===========    ===========
   Units Issued                              -              -              -            -              -
   Units Redeemed                            -              -              -            -              -
                                   -----------    -----------    -----------  -----------    -----------
 Unit Balance at December 31, 2002           -              -              -            -              -
                                   ===========    ===========    ===========  ===========    ===========

                                           Fidelity
                                   ------------------------

                                     VIP II
                                      Asset         VIP
                                     Manager       Growth
                                   -----------  -----------
Accumulation Units:
 Unit Balance at December 31, 2000  22,097,177   26,410,138
   Units Issued                      2,097,534    3,303,723
   Units Redeemed                   (3,172,372)  (4,698,039)
                                   -----------  -----------
 Unit Balance at December 31, 2001  21,022,339   25,015,822
                                   ===========  ===========
   Units Issued                      2,059,632    3,426,291
   Units Redeemed                   (3,062,973)  (3,791,926)
                                   -----------  -----------
 Unit Balance at December 31, 2002  20,018,998   24,650,187
                                   ===========  ===========

Annuitization Units:
 Unit Balance at December 31, 2000           -            -
   Units Issued                              -            -
   Units Redeemed                            -            -
                                   -----------  -----------
 Unit Balance at December 31, 2001           -            -
                                   ===========  ===========
   Units Issued                              -            -
   Units Redeemed                            -            -
                                   -----------  -----------
 Unit Balance at December 31, 2002           -            -
                                   ===========  ===========

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements
Year ended December 31, 2002

(6) Changes in Units Outstanding, continued:

                                                               Fidelity                                Scudder      MetLife
                                   ---------------------------------------------------------------  ------------- -----------
                                                                 VIP         VIP II        VIP
                                      VIP II        VIP        Equity-       Index        Money                      Janus
                                    Contrafund    Overseas     Income         500         Market    International   Mid Cap
                                   -----------  -----------  -----------  -----------  -----------  ------------- -----------
Accumulation Units:
 Unit Balance at December 31, 2000  17,726,847    2,427,111    3,523,619   19,826,735    4,903,645     2,156,709      325,036
   Units Issued                      3,109,877      113,208       93,698    5,232,692    6,637,947       759,450      270,277
   Units Redeemed                   (1,655,297)    (311,992)    (374,444)  (5,331,661)  (6,469,179)     (355,296)     (94,229)
                                   -----------  -----------  -----------  -----------  -----------   -----------  -----------
 Unit Balance at December 31, 2001  19,181,427    2,228,327    3,242,873   19,727,766    5,072,413     2,560,863      501,084
                                   ===========  ===========  ===========  ===========  ===========   ===========  ===========
   Units Issued                      2,781,999      130,146       88,856    3,288,938    2,258,178     1,189,230      142,919
   Units Redeemed                   (2,371,021)    (444,342)    (604,163)  (2,847,878)  (2,804,936)     (776,660)    (157,900)
                                   -----------  -----------  -----------  -----------  -----------   -----------  -----------
 Unit Balance at December 31, 2002  19,592,405    1,914,131    2,727,566   20,168,826    4,525,655     2,973,433      486,103
                                   ===========  ===========  ===========  ===========  ===========   ===========  ===========

Annuitization Units:
 Unit Balance at December 31, 2000           -            -            -            -            -             -            -
   Units Issued                              -            -            -            -            -             -            -
   Units Redeemed                            -            -            -            -            -             -            -
                                   -----------  -----------  -----------  -----------  -----------   -----------  -----------
 Unit Balance at December 31, 2001           -            -            -            -            -             -            -
                                   ===========  ===========  ===========  ===========  ===========   ===========  ===========
   Units Issued                              -            -            -            -            -             -            -
   Units Redeemed                            -            -            -            -            -             -            -
                                   -----------  -----------  -----------  -----------  -----------   -----------  -----------
 Unit Balance at December 31, 2002           -            -            -            -            -             -            -
                                   ===========  ===========  ===========  ===========  ===========   ===========  ===========

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements
Year ended December 31, 2002

(6) Changes in Units Outstanding, continued:

                                                                MetLife                                     Van Kampen
                                   ----------------------------------------------------------------  ------------------------
                                                                              Loomis
                                     Russell       Putnam       Putnam        Sayles
                                      2000      International  Large Cap    High Yield     Stock       Emerging
                                      Index         Stock       Growth         Bond       Index B       Growth     Enterprise
                                   -----------  ------------- -----------  -----------  -----------  -----------  -----------
Accumulation Units:
 Unit Balance at December 31, 2000      40,074        47,757       86,274        6,676            -      123,520       40,024
   Units Issued                         57,154        52,651      131,915       14,765      166,446       63,561       35,341
   Units Redeemed                       (7,752)       (6,040)     (27,509)      (3,468)           -      (12,416)      (7,216)
                                   -----------   -----------  -----------  -----------  -----------  -----------  -----------
 Unit Balance at December 31, 2001      89,476        94,368      190,680       17,973      166,446      174,665       68,149
                                   ===========   ===========  ===========  ===========  ===========  ===========  ===========
   Units Issued                         53,356        19,999       45,393        1,780    6,874,465      136,454       54,763
   Units Redeemed                      (37,051)      (16,692)     (43,341)     (19,753)  (2,019,099)    (168,159)     (65,939)
                                   -----------   -----------  -----------  -----------  -----------  -----------  -----------
 Unit Balance at December 31, 2002     105,781        97,675      192,732            -    5,021,812      142,960       56,973
                                   ===========   ===========  ===========  ===========  ===========  ===========  ===========

Annuitization Units:
 Unit Balance at December 31, 2000           -             -            -            -            -            -            -
   Units Issued                              -             -            -            -            -            -            -
   Units Redeemed                            -             -            -            -            -            -            -
                                   -----------   -----------  -----------  -----------  -----------  -----------  -----------
 Unit Balance at December 31, 2001           -             -            -            -            -            -            -
                                   ===========   ===========  ===========  ===========  ===========  ===========  ===========
   Units Issued                              -             -            -            -            -            -            -
   Units Redeemed                            -             -            -            -            -            -            -
                                   -----------   -----------  -----------  -----------  -----------  -----------  -----------
 Unit Balance at December 31, 2002           -             -            -            -            -            -            -
                                   ===========   ===========  ===========  ===========  ===========  ===========  ===========

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements
Year ended December 31, 2002

(6) Changes in Units Outstanding, continued:

                                          Van Kampen                                Federated
                                   ------------------------    --------------------------------------------------

                                                                                  High
                                     Growth &      Strategic     Equity          Income        American        Growth
                                      Income         Stock      Income II         Bond        Leaders II    Strategic II
                                   -----------    -----------  -----------    -----------    -----------    ------------
Accumulation Units:
 Unit Balance at December 31, 2000           -         25,179       88,768         69,186        182,440         55,660
   Units Issued                              -         35,858       55,030         16,779         84,027          5,087
   Units Redeemed                            -           (755)     (26,866)       (25,753)       (16,735)        (5,439)
                                   -----------    -----------  -----------    -----------    -----------    -----------
 Unit Balance at December 31, 2001           -         60,282      116,932         60,212        249,732         55,308
                                   ===========    ===========  ===========    ===========    ===========    ===========
   Units Issued                        123,984              -       79,954         34,908        145,362          1,344
   Units Redeemed                      (69,510)       (60,282)    (105,059)       (40,971)      (232,904)        (5,425)
                                   -----------    -----------  -----------    -----------    -----------    -----------
 Unit Balance at December 31, 2002      54,474              -       91,827         54,149        162,190         51,227
                                   ===========    ===========  ===========    ===========    ===========    ===========

Annuitization Units:
 Unit Balance at December 31, 2000           -              -            -              -              -              -
   Units Issued                              -              -            -              -              -              -
   Units Redeemed                            -              -            -              -              -              -
                                   -----------    -----------  -----------    -----------    -----------    -----------
 Unit Balance at December 31, 2001           -              -            -              -              -              -
                                   ===========    ===========  ===========    ===========    ===========    ===========
   Units Issued                              -              -            -              -              -              -
   Units Redeemed                            -              -            -              -              -              -
                                   -----------    -----------  -----------    -----------    -----------    -----------
 Unit Balance at December 31, 2002           -              -            -              -              -              -
                                   ===========    ===========  ===========    ===========    ===========    ===========

                                    Neuberger
                                   -----------



                                     Genesis
                                   -----------
Accumulation Units:
 Unit Balance at December 31, 2000     317,788
   Units Issued                        305,042
   Units Redeemed                     (144,174)
                                   -----------
 Unit Balance at December 31, 2001     478,656
                                   ===========
   Units Issued                        180,589
   Units Redeemed                     (180,154)
                                   -----------
 Unit Balance at December 31, 2002     479,091
                                   ===========

Annuitization Units:
 Unit Balance at December 31, 2000           -
   Units Issued                              -
   Units Redeemed                            -
                                   -----------
 Unit Balance at December 31, 2001           -
                                   ===========
   Units Issued                              -
   Units Redeemed                            -
                                   -----------
 Unit Balance at December 31, 2002           -
                                   ===========

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements
Year ended December 31, 2002

(6) Changes in Units Outstanding, continued:

                                    Neuberger         Alger                   T. Rowe Price                    Janus
                                   -----------    -------------- --------------------------------------     -----------
                                                                                                               Aspen
                                                      Small                                       Prime      Worldwide
                                    Partners      Capitalization    Growth      International    Reserve      Growth
                                   -----------    -------------- -----------    -------------  -----------  -----------
Accumulation Units:
 Unit Balance at December 31, 2000     275,633       8,600,753     1,495,353       1,308,958        72,165    1,304,672
   Units Issued                         56,460       1,664,660        56,239          74,762        52,733      555,489
   Units Redeemed                      (37,066)       (890,916)     (895,411)       (718,724)      (33,154)    (613,236)
                                   -----------     -----------   -----------     -----------   -----------  -----------
 Unit Balance at December 31, 2001     295,027       9,374,497       656,181         664,996        91,744    1,246,925
                                   ===========     ===========   ===========     ===========   ===========  ===========
   Units Issued                         12,514       1,845,548        58,302          78,426        91,477      324,304
   Units Redeemed                     (307,541)     (1,401,918)     (129,121)       (109,299)      (71,943)    (522,053)
                                   -----------     -----------   -----------     -----------   -----------  -----------
 Unit Balance at December 31, 2002           -       9,818,127       585,362         634,123       111,278    1,049,176
                                   ===========     ===========   ===========     ===========   ===========  ===========

Annuitization Units:
 Unit Balance at December 31, 2000           -               -             -               -             -            -
   Units Issued                              -               -             -               -             -            -
   Units Redeemed                            -               -             -               -             -            -
                                   -----------     -----------   -----------     -----------   -----------  -----------
 Unit Balance at December 31, 2001           -               -             -               -             -            -
                                   ===========     ===========   ===========     ===========   ===========  ===========
   Units Issued                              -               -             -               -             -            -
   Units Redeemed                            -               -             -               -             -            -
                                   -----------     -----------   -----------     -----------   -----------  -----------
 Unit Balance at December 31, 2002           -               -             -               -             -            -
                                   ===========     ===========   ===========     ===========   ===========  ===========

                                   New England Zenith
                                   ------------------
                                         Davis
                                        Venture
                                        Value E
                                   ------------------
Accumulation Units:
 Unit Balance at December 31, 2000              -
   Units Issued                         2,649,034
   Units Redeemed                               -
                                      -----------
 Unit Balance at December 31, 2001      2,649,034
                                      ===========
   Units Issued                        14,004,607
   Units Redeemed                      (1,167,076)
                                      -----------
 Unit Balance at December 31, 2002     15,486,565
                                      ===========

Annuitization Units:
 Unit Balance at December 31, 2000              -
   Units Issued                                 -
   Units Redeemed                               -
                                      -----------
 Unit Balance at December 31, 2001              -
                                      ===========
   Units Issued                                 -
   Units Redeemed                               -
                                      -----------
 Unit Balance at December 31, 2002              -
                                      ===========

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements
Year ended December 31, 2002

(6) Changes in Units Outstanding, continued:

                                      New England Zenith                        Security First Trust
                                   ------------------------      --------------------------------------------------
                                                    Harris
                                    Jennison        Oakmark                       T. Rowe
                                     Growth         Focused                       Growth &         U.S.
                                    Portfolio       Value B          Bond          Income       Government       Equity
                                   -----------    -----------    -----------    -----------    -----------    -----------
Accumulation Units:
 Unit Balance at December 31, 2000           -              -      2,089,648     13,159,082      4,947,089      4,882,977
   Units Issued                              -      1,863,945         75,659        223,550        100,302         25,427
   Units Redeemed                            -              -     (2,165,307)   (13,382,632)    (5,047,391)    (4,908,404)
                                   -----------    -----------    -----------    -----------    -----------    -----------
 Unit Balance at December 31, 2001           -      1,863,945              -              -              -              -
                                   ===========    ===========    ===========    ===========    ===========    ===========
   Units Issued                      5,747,313      9,960,577              -              -              -              -
   Units Redeemed                     (228,132)    (1,139,281)             -              -              -              -
                                   -----------    -----------    -----------    -----------    -----------    -----------
 Unit Balance at December 31, 2002   5,519,181     10,685,241              -              -              -              -
                                   ===========    ===========    ===========    ===========    ===========    ===========

Annuitization Units:
 Unit Balance at December 31, 2000           -              -              -              -              -              -
   Units Issued                              -              -              -              -              -              -
   Units Redeemed                            -              -              -              -              -              -
                                   -----------    -----------    -----------    -----------    -----------    -----------
 Unit Balance at December 31, 2001           -              -              -              -              -              -
                                   ===========    ===========    ===========    ===========    ===========    ===========
   Units Issued                              -              -              -              -              -              -
   Units Redeemed                            -              -              -              -              -              -
                                   -----------    -----------    -----------    -----------    -----------    -----------
 Unit Balance at December 31, 2002           -              -              -              -              -              -
                                   ===========    ===========    ===========    ===========    ===========    ===========

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements
December 31, 2002


(7) Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation) The realized gain (loss) on the sale of fund shares and the change in unrealized appreciation (depreciation) for each sub-account during the years ended December 31, 2002 and December 31, 2001 follows:

                                                                                  Realized Gain (Loss)
                                                                    -----------------------------------------------
                                                                         Aggregate      Aggregate Cost
                                                            Year or Proceeds from Sales of Fund Shares   Realized
                                                            Period    of Fund Shares       Redeemed     Gain (Loss)
                                                            ------- ------------------- -------------- ------------

Met Investors Lord Abbett Growth and Income Portfolio        2002      $291,523,289      $294,835,936  $ (3,312,647)
                                                             2001        53,749,858        56,124,765    (2,374,907)

Met Investors Lord Abbett Growth & Income Portfolio B        2002           595,910           714,200      (118,290)
                                                             2001            68,279            71,811        (3,532)

Met Investors Lord Abbett Bond Debenture Portfolio           2002            18,015            18,911          (896)
                                                             2001                 -                 -             -

Met Investors Lord Abbett Bond Debenture Portfolio B         2002        16,689,856        17,463,501      (773,645)
                                                             2001            25,239            25,412          (173)

Met Investors JP Morgan Quality Bond Portfolio               2002        25,597,796        25,524,161        73,635
                                                             2001         3,554,609         3,572,989       (18,380)

Met Investors Blackrock Equity                               2002                 -                 -             -
                                                             2001        39,925,140        55,052,032   (15,126,892)

Met Investors Blackrock Government                           2002                 -                 -             -
                                                             2001        36,308,891        35,844,908       463,983

Met Investors Met Putnam Research Portfolio                  2002         6,099,157         6,769,561      (670,404)
                                                             2001         1,194,718         1,170,340        24,378

Met Investors Met Putnam Research Portfolio B                2002         1,255,930         1,490,017      (234,087)
                                                             2001           109,107           111,555        (2,448)

Met Investors MIST AIM Mid Cap Core Equity Portfolio B       2002         1,232,763         1,379,477      (146,714)
                                                             2001               565               557             8

Met Investors MIST AIM Small Cap Growth Portfolio B          2002           704,109           785,490       (81,381)
                                                             2001            19,353            18,690           663

Met Investors MIST SSR Concentrated Int'l Portfolio B        2002         4,769,015         4,804,964       (35,949)
                                                             2001         1,354,515         1,351,911         2,604

Met Investors MIST Third Avenue Small Cap Value Portfolio B  2002           403,229           407,288        (4,059)
                                                             2001                 -                 -             -

Met Investors Oppenheimer Capital Appreciation Portfolio B   2002         1,052,602         1,202,113      (149,511)
                                                             2001           191,570           192,095          (525)

Met Investors PIMCO Money Market Portfolio B                 2002        49,095,311        49,095,311             -
                                                             2001         6,924,454         6,924,454             -

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements
December 31, 2002

(7) Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation), continued

                                                                       Realized Gain (Loss)
                                                          ---------------------------------------------
                                                               Aggregate      Aggregate Cost
                                                  Year or Proceeds from Sales of Fund Shares  Realized
                                                  Period    of Fund Shares       Redeemed    Gain (Loss)
                                                  ------- ------------------- -------------- -----------

Met Investors Janus Aggressive Growth Portfolio B  2002       $   654,286      $   773,380    $(119,094)
                                                   2001            23,371           25,158       (1,787)

Met Investors PIMCO Total Return Portfolio         2002         7,495,714        7,316,530      179,184
                                                   2001         1,727,648        1,721,245        6,403

Met Investors PIMCO Total Return Portfolio B       2002         1,574,251        1,527,983       46,268
                                                   2001           431,070          426,944        4,126

Met Investors PIMCO Innovation Portfolio B         2002           430,803          632,154     (201,351)
                                                   2001           172,144          185,314      (13,170)

Met Investors MFS Mid Cap Growth Portfolio B       2002           642,350          858,443     (216,093)
                                                   2001           117,387          117,157          230

Met Investors Research International Portfolio B   2002        10,070,141       10,580,261     (510,120)
                                                   2001         1,695,130        1,753,605      (58,475)

AIM V.I. Premier Equity Fund                       2002           835,523        1,261,244     (425,721)
                                                   2001           257,143          322,118      (64,975)

AIM V.I. Capital Appreciation Fund                 2002           510,548          789,132     (278,584)
                                                   2001           173,542          232,640      (59,098)

AIM V.I. International Growth Fund                 2002           272,932          412,451     (139,519)
                                                   2001           121,740          165,920      (44,180)

AIM V.I. Balanced Fund                             2002           631,610          777,374     (145,764)
                                                   2001           433,106          477,405      (44,299)

MFS Research Series                                2002           266,053          396,789     (130,736)
                                                   2001           139,370          173,174      (33,804)

MFS Investors Trust Series                         2002           127,785          158,337      (30,552)
                                                   2001             8,532            9,409         (877)

MFS New Discovery Series                           2002           327,864          422,011      (94,147)
                                                   2001           136,322          161,333      (25,011)

Oppenheimer Main Street Growth & Income Fund       2002           980,235        1,208,814     (228,579)
                                                   2001           448,268          516,852      (68,584)

Oppenheimer Bond Fund                              2002           244,130          249,696       (5,566)
                                                   2001           129,813          128,137        1,676

Oppenheimer Money Fund                             2002           699,283          699,283            -
                                                   2001         2,413,176        2,413,176            -

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements
December 31, 2002

(7) Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation), continued

                                                                       Realized Gain (Loss)
                                                          ----------------------------------------------
                                                               Aggregate      Aggregate Cost
                                                  Year or Proceeds from Sales of Fund Shares  Realized
                                                  Period    of Fund Shares       Redeemed    Gain (Loss)
                                                  ------- ------------------- -------------- -----------

Oppenheimer Main Street Small Capital Growth Fund  2002      $     12,911      $     14,878  $    (1,967)
                                                   2001             8,917            10,137       (1,220)

Oppenheimer Strategic Bond Fund                    2002           150,423           155,437       (5,014)
                                                   2001            89,010            89,921         (911)

Fidelity VIP II Asset Manager Portfolio            2002       393,445,900       397,279,333   (3,833,433)
                                                   2001        21,775,137        24,736,094   (2,960,957)

Fidelity VIP Growth Portfolio                      2002       314,967,074       323,402,057   (8,434,983)
                                                   2001        49,283,616        54,893,022   (5,609,406)

Fidelity VIP II Contrafund Portfolio               2002       212,046,853       213,471,517   (1,424,664)
                                                   2001         6,535,790         6,926,666     (390,876)

Fidelity VIP Overseas Portfolio                    2002         3,421,687         4,817,243   (1,395,556)
                                                   2001         2,521,492         3,203,227     (681,735)

Fidelity VIP Equity-Income Portfolio               2002         5,170,737         6,343,165   (1,172,428)
                                                   2001         4,075,879         4,194,460     (118,581)

Fidelity VIP II Index 500 Portfolio                2002       226,822,745       229,423,747   (2,601,002)
                                                   2001        31,734,944        30,487,476    1,247,468

Fidelity VIP Money Market Portfolio                2002        65,970,622        65,970,622            -
                                                   2001        22,862,061        22,862,061            -

Scudder I International Portfolio                  2002        30,506,860        32,678,379   (2,171,519)
                                                   2001         2,477,509         3,461,035     (983,526)

MetLife Janus Mid Cap Portfolio                    2002           258,078           512,615     (254,537)
                                                   2001           388,275           638,185     (249,910)

MetLife Russell 2000 Index Portfolio               2002           144,723           177,708      (32,985)
                                                   2001            51,373            58,457       (7,084)

MetLife Putnam International Stock Portfolio       2002            55,498            71,729      (16,231)
                                                   2001            97,984           114,136      (16,152)

MetLife Putnam Large Cap Growth Portfolio          2002            77,093           138,464      (61,371)
                                                   2001           133,164           195,310      (62,146)

MetLife Loomis Sayles High Yield Bond              2002             4,862             5,370         (508)
                                                   2001            29,513            33,650       (4,137)

MetLife Stock Index Portfolio B                    2002        11,211,932        12,548,635   (1,336,703)
                                                   2001           554,622           549,671        4,951

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements
December 31, 2002

(7) Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation), continued

                                                                    Realized Gain (Loss)
                                                      -----------------------------------------------
                                                           Aggregate      Aggregate Cost
                                              Year or Proceeds from Sales of Fund Shares   Realized
                                              Period    of Fund Shares       Redeemed     Gain (Loss)
                                              ------- ------------------- -------------- ------------

VanKampen Emerging Growth Fund                 2002       $   534,912      $   901,549   $   (366,637)
                                               2001           125,963          184,463        (58,500)

VanKampen Enterprise Fund                      2002           188,175          270,310        (82,135)
                                               2001            86,326          112,874        (26,548)

VanKampen Growth and Income Fund               2002           247,427          240,568          6,859
                                               2001                 -                -              -

VanKampen Strategic Stock Fund                 2002           306,519          289,211         17,308
                                               2001             9,851            9,248            603

Federated Equity Income Fund II                2002           277,572          359,951        (82,379)
                                               2001           209,934          248,472        (38,538)

Federated High Income Bond Fund                2002           185,787          210,652        (24,865)
                                               2001           278,401          311,581        (33,180)

Federated American Leaders Fund II             2002           857,771          995,497       (137,726)
                                               2001           219,629          221,857         (2,228)

Federated Growth Strategic Fund II             2002            22,360           41,951        (19,591)
                                               2001            26,283           42,300        (16,017)

Neuberger Genesis Fund                         2002         3,945,915        3,901,378         44,537
                                               2001         3,444,548        3,337,279        107,269

Neuberger Partners                             2002         1,628,818        1,816,376       (187,558)
                                               2001           165,338          186,780        (21,442)

Alger Small Capitalization Fund                2002        92,308,865       95,743,000     (3,434,135)
                                               2001         2,885,955        5,549,031     (2,663,076)

T. Rowe Growth Fund                            2002        49,309,288       51,995,771     (2,686,483)
                                               2001        55,082,191       65,754,355    (10,672,164)

T. Rowe International Fund                     2002         7,698,878        8,013,342       (314,464)
                                               2001         6,337,554        7,926,799     (1,589,245)

T. Rowe Prime Reserve Fund                     2002         3,106,226        3,106,226              -
                                               2001           771,364          771,364              -

Janus Aspen Worldwide Growth Fund              2002        11,618,006       12,871,450     (1,253,444)
                                               2001         4,562,561        5,929,466     (1,366,905)

New England Zenith Davis Venture Value Fund E  2002           967,804        1,047,284        (79,480)
                                               2001            83,012           86,859         (3,847)

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements
December 31, 2002

(7) Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation), continued

                                                                            Realized Gain (Loss)
                                                               ----------------------------------------------
                                                                    Aggregate      Aggregate Cost
                                                       Year or Proceeds from Sales of Fund Shares  Realized
                                                       Period    of Fund Shares       Redeemed    Gain (Loss)
                                                       ------- ------------------- -------------- -----------

New England Zenith Jennison Growth Portfolio B          2002      $    131,074      $    139,179  $    (8,105)
                                                        2001                 -                 -            -

New England Zenith Harris Oakmark Focused Value Fund B  2002         1,530,063         1,737,651     (207,588)
                                                        2001            43,973            46,147       (2,174)

Security First Trust Bond                               2002                 -                 -            -
                                                        2001        24,897,001        25,602,771     (705,770)

Security First Trust T. Rowe Growth & Income            2002                 -                 -            -
                                                        2001       375,869,852       355,305,018   20,564,834

Security First Trust U.S Government                     2002                 -                 -            -
                                                        2001           711,057           716,626       (5,569)

Security First Trust Equity                             2002                 -                 -            -
                                                        2001           760,128           852,978      (92,850)

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements
December 31, 2002

(7) Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation), continued

                                                                         Unrealized Appreciation (Depreciation)
                                                                    -----------------------------------------------
                                                                     Appreciation     Appreciation
                                                            Year or (Depreciation)   (Depreciation)
                                                            Period  End of Period  Beginning of Period    Change
                                                            ------- -------------- ------------------- ------------

Met Investors Lord Abbett Growth and Income Portfolio        2002    $(89,096,088)    $(11,523,760)    $(77,572,328)
                                                             2001     (11,523,760)               -      (11,523,760)

Met Investors Lord Abbett Growth & Income Portfolio B        2002     (27,212,543)       1,177,296      (28,389,839)
                                                             2001       1,177,296                -        1,177,296

Met Investors Lord Abbett Bond Debenture Portfolio           2002             102                -              102
                                                             2001               -                -                -

Met Investors Lord Abbett Bond Debenture Portfolio B         2002       1,323,627           66,391        1,257,236
                                                             2001          66,391                -           66,391

Met Investors JP Morgan Quality Bond Portfolio               2002       1,146,501           59,526        1,086,975
                                                             2001          59,526                -           59,526

Met Investors Blackrock Equity                               2001               -                -                -
                                                             2000               -                -                -

Met Investors Blackrock Government                           2001               -                -                -
                                                             2000               -                -                -

Met Investors Met Putnam Research Portfolio                  2002      (4,087,958)       2,388,915       (6,476,873)
                                                             2001       2,388,915                -        2,388,915

Met Investors Met Putnam Research Portfolio B                2002      (3,226,127)          73,143       (3,299,270)
                                                             2001          73,143                -           73,143

Met Investors MIST AIM Mid Cap Core Equity Portfolio B       2002      (1,420,926)          22,724       (1,443,650)
                                                             2001          22,724                -           22,724

Met Investors MIST AIM Small Cap Growth Portfolio B          2002      (3,236,418)          44,343       (3,280,761)
                                                             2001          44,343                -           44,343

Met Investors MIST SSR Concentrated Int'l Portfolio B        2002        (597,503)           3,825         (601,328)
                                                             2001           3,825                -            3,825

Met Investors MIST Third Avenue Small Cap Value Portfolio B  2002          66,218                -           66,218
                                                             2001               -                -                -

Met Investors Oppenheimer Capital Appreciation Portfolio B   2002     (11,624,942)         (24,399)     (11,600,543)
                                                             2001         (24,399)               -          (24,399)

Met Investors PIMCO Money Market Portfolio B                 2002               -                -                -
                                                             2001               -                -                -

Met Investors Janus Aggressive Growth Portfolio B            2002      (6,043,694)          63,666       (6,107,360)
                                                             2001          63,666                -           63,666

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements
December 31, 2002

(7) Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation), continued

                                                               Unrealized Appreciation (Depreciation)
                                                          -----------------------------------------------
                                                           Appreciation     Appreciation
                                                  Year or (Depreciation)   (Depreciation)
                                                  Period  End of Period  Beginning of Period    Change
                                                  ------- -------------- ------------------- ------------

Met Investors PIMCO Total Return Portfolio         2002    $  1,879,764       $(348,024)     $  2,227,788
                                                   2001        (348,024)              -          (348,024)

Met Investors PIMCO Total Return Portfolio B       2002       9,787,280        (289,416)       10,076,696
                                                   2001        (289,416)              -          (289,416)

Met Investors PIMCO Innovation Portfolio B         2002      (4,837,981)        (24,789)       (4,813,192)
                                                   2001         (24,789)              -           (24,789)

Met Investors MFS Mid Cap Growth Portfolio B       2002     (11,199,294)        532,265       (11,731,559)
                                                   2001         532,265               -           532,265

Met Investors Research International Portfolio B   2002      (1,665,261)        (48,206)       (1,617,055)
                                                   2001         (48,206)              -           (48,206)

AIM V.I. Premier Equity Fund                       2002        (880,515)       (651,310)         (229,205)
                                                   2001        (651,310)       (365,429)         (285,881)

AIM V.I. Capital Appreciation Fund                 2002        (446,410)       (482,121)           35,711
                                                   2001        (482,121)       (198,899)         (283,222)

AIM V.I. International Growth Fund                 2002        (370,605)       (399,857)           29,252
                                                   2001        (399,857)       (210,958)         (188,899)

AIM V.I. Balanced Fund                             2002        (360,735)       (214,518)         (146,217)
                                                   2001        (214,518)        (57,763)         (156,755)

MFS Research Series                                2002        (199,766)       (200,526)              760
                                                   2001        (200,526)        (46,331)         (154,195)

MFS Investors Trust Series                         2002         (57,009)        (34,738)          (22,271)
                                                   2001         (34,738)            168           (34,906)

MFS New Discovery Series                           2002        (156,002)        (69,844)          (86,158)
                                                   2001         (69,844)        (41,129)          (28,715)

Oppenheimer Main Street Growth & Income Fund       2002        (552,093)       (375,551)         (176,542)
                                                   2001        (375,551)       (190,614)         (184,937)

Oppenheimer Bond Fund                              2002          15,805           5,462            10,343
                                                   2001           5,462           7,868            (2,406)

Oppenheimer Money Fund                             2002               -               -                 -
                                                   2001               -               -                 -

Oppenheimer Main Street Small Capital Growth Fund  2002         (32,864)        (10,662)          (22,202)
                                                   2001         (10,662)        (13,562)            2,900

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements
December 31, 2002

(7) Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation), continued

                                                          Unrealized Appreciation (Depreciation)
                                                     -----------------------------------------------
                                                      Appreciation     Appreciation
                                             Year or (Depreciation)   (Depreciation)
                                             Period  End of Period  Beginning of Period    Change
                                             ------- -------------- ------------------- ------------

Oppenheimer Strategic Bond Fund               2002   $        (735)    $     (1,020)    $        285
                                              2001          (1,020)             178           (1,198)

Fidelity VIP II Asset Manager Portfolio       2002     (43,474,896)     (23,531,874)     (19,943,022)
                                              2001     (23,531,874)      (6,034,456)     (17,497,418)

Fidelity VIP Growth Portfolio                 2002    (146,036,278)     (54,662,872)     (91,373,406)
                                              2001     (54,662,872)      42,228,524      (96,891,396)

Fidelity VIP II Contrafund Portfolio          2002     (34,883,179)     (13,377,047)     (21,506,132)
                                              2001     (13,377,047)      23,110,370      (36,487,417)

Fidelity VIP Overseas Portfolio               2002      (7,589,688)      (5,981,065)      (1,608,623)
                                              2001      (5,981,065)         266,846       (6,247,911)

Fidelity VIP Equity-Income Portfolio          2002      (6,355,406)        (906,835)      (5,448,571)
                                              2001        (906,835)       3,284,407       (4,191,242)

Fidelity VIP II Index 500 Portfolio           2002     (58,062,956)       1,429,728      (59,492,684)
                                              2001       1,429,728       42,387,880      (40,958,152)

Fidelity VIP Money Market Portfolio           2002               -                -                -
                                              2001               -                -                -

Scudder I International Portfolio             2002     (13,010,946)     (11,623,392)      (1,387,554)
                                              2001     (11,623,392)      (2,048,632)      (9,574,760)

MetLife Janus Mid Cap Portfolio               2002        (794,013)        (722,067)         (71,946)
                                              2001        (722,067)        (426,217)        (295,850)

MetLife Russell 2000 Index Portfolio          2002        (109,899)         (18,838)         (91,061)
                                              2001         (18,838)         (34,170)          15,332

MetLife Putnam International Stock Portfolio  2002        (111,231)         (65,550)         (45,681)
                                              2001         (65,550)          (9,509)         (56,041)

MetLife Putnam Large Cap Growth Portfolio     2002        (278,354)        (190,417)         (87,937)
                                              2001        (190,417)        (103,053)         (87,364)

MetLife Loomis Sayles High Yield Bond         2002               -           (8,635)           8,635
                                              2001          (8,635)          (1,282)          (7,353)

MetLife Stock Index Portfolio B               2002      (4,217,392)          13,854       (4,231,246)
                                              2001          13,854                -           13,854

Van Kampen Emerging Growth Fund               2002        (354,506)        (473,731)         119,225
                                              2001        (473,731)        (208,318)        (265,413)

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements
December 31, 2002

(7) Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation), continued

                                                            Unrealized Appreciation (Depreciation)
                                                       -----------------------------------------------
                                                        Appreciation     Appreciation
                                               Year or (Depreciation)   (Depreciation)
                                               Period  End of Period  Beginning of Period    Change
                                               ------- -------------- ------------------- ------------

Van Kampen Enterprise Fund                      2002    $    (73,224)    $    (82,822)    $      9,598
                                                2001         (82,822)         (46,296)         (36,526)

Van Kampen Growth & Income Fund                 2002         (33,073)               -          (33,073)
                                                2001               -                -                -

Van Kampen Strategic Stock Fund                 2002               -           12,418          (12,418)
                                                2001          12,418           14,404           (1,986)

Federated Equity Income Fund II                 2002        (103,581)         (79,059)         (24,522)
                                                2001         (79,059)         (52,410)         (26,649)

Federated High Income Bond Fund                 2002         (30,425)         (31,800)           1,375
                                                2001         (31,800)         (30,590)          (1,210)

Federated American Leaders Fund II              2002        (141,566)         (46,418)         (95,148)
                                                2001         (46,418)          24,932          (71,350)

Federated Growth Strategic Fund II              2002        (189,708)        (149,281)         (40,427)
                                                2001        (149,281)         (91,174)         (58,107)

Neuberger Genesis Fund                          2002         165,148          389,444         (224,296)
                                                2001         389,444          326,486           62,958

Neuberger Partners                              2002               -         (183,291)         183,291
                                                2001        (183,291)        (121,790)         (61,501)

Alger Small Capitalization Fund                 2002     (67,412,861)     (55,736,476)     (11,676,385)
                                                2001     (55,736,476)     (36,228,998)     (19,507,478)

T. Rowe Growth Fund                             2002     (14,537,560)      (7,799,665)      (6,737,895)
                                                2001      (7,799,665)      (6,929,483)        (870,182)

T. Rowe International Fund                      2002      (2,633,385)      (1,896,818)        (736,567)
                                                2001      (1,896,818)        (434,717)      (1,462,101)

T. Rowe Prime Reserve Fund                      2002               -                -                -
                                                2001               -                -                -

Janus Aspen Worldwide Growth Fund               2002      (3,561,087)      (2,723,972)        (837,115)
                                                2001      (2,723,972)      (1,623,906)      (1,100,066)

New England Zenith Davis Venture Value Fund E   2002      (9,993,308)         651,406      (10,644,714)
                                                2001         651,406                -          651,406

New England Zenith Jennison Growth Portfolio B  2002      (2,035,146)               -       (2,035,146)
                                                2001               -                -                -

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements
December 31, 2002

(7) Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation), continued

                                                                    Unrealized Appreciation (Depreciation)
                                                               -----------------------------------------------
                                                                Appreciation     Appreciation
                                                       Year or (Depreciation)   (Depreciation)
                                                       Period  End of Period  Beginning of Period    Change
                                                       ------- -------------- ------------------- ------------

New England Zenith Harris Oakmark Focused Value Fund B  2002    $(3,765,186)      $ 1,445,855     $ (5,211,041)
                                                        2001      1,445,855                 -        1,445,855

Security First Trust Bond                               2002              -                 -                -
                                                        2001              -        (1,002,074)       1,002,074

Security First Trust T. Rowe Growth & Income            2002              -                 -                -
                                                        2001              -        10,892,904      (10,892,904)

Security First Trust U.S Government                     2002              -                 -                -
                                                        2001              -          (479,846)         479,846

Security First Trust Equity                             2002              -                 -                -
                                                        2001              -        (4,220,322)       4,220,322

                                                                    (Continued)

              METLIFE INVESTORS USA VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS


MetLife Investors USA Variable Annuity Separate Account A sells a number of variable annuity products which have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

The following table displays the financial information for each series of sub-account offered by the various products.

                                                             As of December 31, 2002     For the Year ended December 31, 2002
                                                         ------------------------------- ----------------------------------
                                                                      Unit    Net Assets  Investment     Expense     Total
                                                           Units   Fair Value   (000)    Income Ratio*   Ratio**   Return***
                                                         --------- ---------- ---------- -------------   -------   ---------
Accumulation units:
  Met Investors Lord Abbett Growth & Income              2,255,533 $17.441719  $ 39,340      0.91%        1.40%     (19.09%)
  Met Investors Lord Abbett Growth & Income, Series AA     792,781  55.571198    44,056      0.91%        0.89%     (18.67%)
  Met Investors Lord Abbett Growth & Income, Series G      179,672  17.498076     3,144      0.91%        1.25%     (19.04%)
  Met Investors Lord Abbett Growth & Income, Series W    7,351,222  17.495728   128,615      0.91%        1.35%     (19.05%)
  Met Investors Lord Abbett Growth & Income, Series ZZZ  2,267,567  18.410159    41,746      0.91%        1.35%     (19.05%)
  Met Investors Lord Abbett Growth & Income B              328,461  33.421284    10,978      1.77%        1.40%     (19.26%)
  Met Investors Lord Abbett Growth & Income B, Series H    447,743  33.480916    14,991      1.77%        1.30%     (19.18%)
  Met Investors Lord Abbett Growth & Income B, Series I  1,007,685  33.332049    33,588      1.77%        1.55%     (19.38%)
  Met Investors Lord Abbett Growth & Income B, Series J    283,444  33.309078     9,441      1.77%        1.60%     (19.42%)
  Met Investors Lord Abbett Growth & Income B, Series K    866,334  33.272684    28,825      1.77%        1.65%     (19.46%)
  Met Investors Lord Abbett Growth & Income B, Series L    219,367  33.252421     7,294      1.77%        1.70%     (19.50%)
  Met Investors Lord Abbett Growth & Income B, Series M     66,863  33.255789     2,224      1.77%        1.75%     (19.54%)
  Met Investors Lord Abbett Growth & Income B, Series N    534,288  33.183838    17,730      1.77%        1.80%     (19.58%)
  Met Investors Lord Abbett Growth & Income B, Series O    247,664  33.168661     8,215      1.77%        1.85%     (19.62%)
  Met Investors Lord Abbett Growth & Income B, Series P    266,109  33.124735     8,815      1.77%        1.90%     (19.66%)
  Met Investors Lord Abbett Growth & Income B, Series Q     40,786  33.112927     1,350      1.77%        1.95%     (19.70%)
  Met Investors Lord Abbett Growth & Income B, Series R     87,441  33.138079     2,898      1.77%        2.00%     (19.74%)
  Met Investors Lord Abbett Growth & Income B, Series S    302,516  33.036285     9,994      1.77%        2.05%     (19.78%)
  Met Investors Lord Abbett Growth & Income B, Series T     51,220  33.029514     1,692      1.77%        2.10%     (19.82%)
  Met Investors Lord Abbett Growth & Income B, Series U     13,157  33.020784       434      1.77%        2.25%     (19.94%)
  Met Investors Lord Abbett Bond Debenture                  23,392   4.650168       109      0.00%        1.40%      (1.77%)
  Met Investors Lord Abbett Bond Debenture B               392,182  13.705136     5,375      4.91%        1.40%      (1.96%)
  Met Investors Lord Abbett Bond Debenture B, Series H     549,400  13.729566     7,543      4.91%        1.30%      (1.86%)
  Met Investors Lord Abbett Bond Debenture B, Series I   2,112,042  13.668578    28,869      4.91%        1.55%      (2.10%)
  Met Investors Lord Abbett Bond Debenture B, Series J     468,584  13.659173     6,400      4.91%        1.60%      (2.15%)
  Met Investors Lord Abbett Bond Debenture B, Series K   1,433,750  13.644245    19,562      4.91%        1.65%      (2.20%)
  Met Investors Lord Abbett Bond Debenture B, Series L     380,787  13.636163     5,192      4.91%        1.70%      (2.25%)
  Met Investors Lord Abbett Bond Debenture B, Series M     177,526  13.637350     2,421      4.91%        1.75%      (2.30%)
  Met Investors Lord Abbett Bond Debenture B, Series N   1,326,102  13.607857    18,045      4.91%        1.80%      (2.35%)
  Met Investors Lord Abbett Bond Debenture B, Series O     552,962  13.601843     7,521      4.91%        1.85%      (2.40%)
  Met Investors Lord Abbett Bond Debenture B, Series P     247,038  13.583639     3,356      4.91%        1.90%      (2.45%)
  Met Investors Lord Abbett Bond Debenture B, Series Q      56,392  13.579025       766      4.91%        1.95%      (2.49%)

     * These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account sub-accounts invest. For the period in which a sub-account commenced operations, the investment income ratio is not annualized.

     ** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

     *** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

                                                                    (Continued)

              METLIFE INVESTORS USA VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS



                                                                        As of December 31, 2002
                                                                    -------------------------------
                                                                              Unit Fair  Net Assets
                                                                      Units     Value      (000)
                                                                    --------- ---------- ----------
Accumulation units, continued:
  Met Investors Lord Abbett Bond Debenture B, Series R                159,766 $13.589148  $ 2,171
  Met Investors Lord Abbett Bond Debenture B, Series S                517,037  13.547402    7,005
  Met Investors Lord Abbett Bond Debenture B, Series T                 60,620  13.544852      821
  Met Investors Lord Abbett Bond Debenture B, Series U                 15,330  13.541111      208
  Met Investors JP Morgan Quality Bond Portfolio                    1,044,513  11.663144   12,182
  Met Investors JP Morgan Quality Bond, Series AA                     185,520  25.737880    4,775
  Met Investors JP Morgan Quality Bond, Series G                       36,710  11.701095      430
  Met Investors JP Morgan Quality Bond, Series W                      250,996  11.252792    2,824
  Met Investors JP Morgan Quality Bond, Series ZZZ                  1,542,200  11.699525   18,043
  Met Investors Met Putnam Research                                 1,116,953   5.516066    6,161
  Met Investors Met Putnam Research, Series V                       2,403,862   7.019184   16,873
  Met Investors Met Putnam Research B                                 258,066   6.298411    1,625
  Met Investors Met Putnam Research B, Series H                       326,543   6.309653    2,060
  Met Investors Met Putnam Research B, Series I                       901,095   6.281590    5,660
  Met Investors Met Putnam Research B, Series J                       317,612   6.277263    1,994
  Met Investors Met Putnam Research B, Series K                       799,574   6.270402    5,014
  Met Investors Met Putnam Research B, Series L                       150,739   6.266710      945
  Met Investors Met Putnam Research B, Series M                        57,736   6.267212      362
  Met Investors Met Putnam Research B, Series N                       555,619   6.253646    3,475
  Met Investors Met Putnam Research B, Series O                       249,285   6.250922    1,558
  Met Investors Met Putnam Research B, Series P                       193,762   6.242515    1,210
  Met Investors Met Putnam Research B, Series Q                        77,945   6.240417      486
  Met Investors Met Putnam Research B, Series R                        27,217   6.245031      170
  Met Investors Met Putnam Research B, Series S                       294,123   6.225832    1,831
  Met Investors Met Putnam Research B, Series T                        82,794   6.224695      515
  Met Investors Met Putnam Research B, Series U                        25,193   6.222927      157
  Met Investors MIST AIM Mid Cap Core Equity B                        118,900   9.665975    1,149
  Met Investors MIST AIM Mid Cap Core Equity B, Series H              221,500   9.677875    2,144
  Met Investors MIST AIM Mid Cap Core Equity B, Series I              538,310   9.648180    5,194
  Met Investors MIST AIM Mid Cap Core Equity Portfolio B, Series J    132,164   9.642279    1,274
  Met Investors MIST AIM Mid Cap Core Equity B, Series K              372,266   9.636340    3,587
  Met Investors MIST AIM Mid Cap Core Equity B, Series L               79,620   9.630429      767
  Met Investors MIST AIM Mid Cap Core Equity B, Series M               58,804   9.624517      566
  Met Investors MIST AIM Mid Cap Core Equity B, Series N              293,856   9.618604    2,826
  Met Investors MIST AIM Mid Cap Core Equity B, Series O              140,994   9.612701    1,355
  Met Investors MIST AIM Mid Cap Core Equity B, Series P              216,961   9.606799    2,084

                                                                    For the Year ended December 31, 2002
                                                                    ----------------------------------
                                                                     Investment     Expense     Total
                                                                    Income Ratio*   Ratio**   Return***
                                                                    -------------   -------   ---------
Accumulation units, continued:
  Met Investors Lord Abbett Bond Debenture B, Series R                  4.91%        2.00%      (2.54%)
  Met Investors Lord Abbett Bond Debenture B, Series S                  4.91%        2.05%      (2.59%)
  Met Investors Lord Abbett Bond Debenture B, Series T                  4.91%        2.10%      (2.64%)
  Met Investors Lord Abbett Bond Debenture B, Series U                  4.91%        2.25%      (2.79%)
  Met Investors JP Morgan Quality Bond Portfolio                        5.20%        1.40%       7.44%
  Met Investors JP Morgan Quality Bond, Series AA                       5.20%        0.89%       7.99%
  Met Investors JP Morgan Quality Bond, Series G                        5.20%        1.25%       7.51%
  Met Investors JP Morgan Quality Bond, Series W                        5.20%        1.35%       7.49%
  Met Investors JP Morgan Quality Bond, Series ZZZ                      5.20%        1.35%       7.49%
  Met Investors Met Putnam Research                                     0.41%        1.40%     (21.71%)
  Met Investors Met Putnam Research, Series V                           0.41%        1.15%     (21.52%)
  Met Investors Met Putnam Research B                                   0.69%        1.40%     (21.91%)
  Met Investors Met Putnam Research B, Series H                         0.69%        1.30%     (21.84%)
  Met Investors Met Putnam Research B, Series I                         0.69%        1.55%     (22.03%)
  Met Investors Met Putnam Research B, Series J                         0.69%        1.60%     (22.07%)
  Met Investors Met Putnam Research B, Series K                         0.69%        1.65%     (22.11%)
  Met Investors Met Putnam Research B, Series L                         0.69%        1.70%     (22.15%)
  Met Investors Met Putnam Research B, Series M                         0.69%        1.75%     (22.19%)
  Met Investors Met Putnam Research B, Series N                         0.69%        1.80%     (22.23%)
  Met Investors Met Putnam Research B, Series O                         0.69%        1.85%     (22.26%)
  Met Investors Met Putnam Research B, Series P                         0.69%        1.90%     (22.30%)
  Met Investors Met Putnam Research B, Series Q                         0.69%        1.95%     (22.34%)
  Met Investors Met Putnam Research B, Series R                         0.69%        2.00%     (22.38%)
  Met Investors Met Putnam Research B, Series S                         0.69%        2.05%     (22.42%)
  Met Investors Met Putnam Research B, Series T                         0.69%        2.10%     (22.46%)
  Met Investors Met Putnam Research B, Series U                         0.69%        2.25%     (22.58%)
  Met Investors MIST AIM Mid Cap Core Equity B                          0.02%        1.40%     (12.06%)
  Met Investors MIST AIM Mid Cap Core Equity B, Series H                0.02%        1.30%     (11.97%)
  Met Investors MIST AIM Mid Cap Core Equity B, Series I                0.02%        1.55%     (12.19%)
  Met Investors MIST AIM Mid Cap Core Equity Portfolio B, Series J      0.02%        1.60%     (12.23%)
  Met Investors MIST AIM Mid Cap Core Equity B, Series K                0.02%        1.65%     (12.28%)
  Met Investors MIST AIM Mid Cap Core Equity B, Series L                0.02%        1.70%     (12.32%)
  Met Investors MIST AIM Mid Cap Core Equity B, Series M                0.02%        1.75%     (12.37%)
  Met Investors MIST AIM Mid Cap Core Equity B, Series N                0.02%        1.80%     (12.41%)
  Met Investors MIST AIM Mid Cap Core Equity B, Series O                0.02%        1.85%     (12.45%)
  Met Investors MIST AIM Mid Cap Core Equity B, Series P                0.02%        1.90%     (12.50%)


     * These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account sub-accounts invest. For the period in which a sub-account commenced operations, the investment income ratio is not annualized.

     ** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

     *** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

                                                                    (Continued)

              METLIFE INVESTORS USA VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS



                                                            As of December 31, 2002    For the Year ended December 31, 2002
                                                          ---------------------------- ----------------------------------
                                                                  Unit Fair Net Assets  Investment     Expense     Total
                                                           Units    Value     (000)    Income Ratio*   Ratio**   Return***
                                                          ------- --------- ---------- -------------   -------   ---------
Accumulation units, continued:
  Met Investors MIST AIM Mid Cap Core Equity B, Series Q   15,208 $9.600911   $  146       0.02%        1.95%     (12.54%)
  Met Investors MIST AIM Mid Cap Core Equity B, Series R   32,906  9.595007      316       0.02%        2.00%     (12.58%)
  Met Investors MIST AIM Mid Cap Core Equity B, Series S  120,295  9.589118    1,154       0.02%        2.05%     (12.63%)
  Met Investors MIST AIM Mid Cap Core Equity B, Series T   49,002  9.583231      470       0.02%        2.10%     (12.67%)
  Met Investors MIST AIM Mid Cap Core Equity B, Series U   25,610  9.565587      245       0.02%        2.25%     (12.80%)
  Met Investors MIST AIM Small Cap Growth B               286,443  8.472945    2,427       0.00%        1.40%     (28.51%)
  Met Investors MIST AIM Small Cap Growth B, Series H     332,912  8.483365    2,824       0.00%        1.30%     (28.44%)
  Met Investors MIST AIM Small Cap Growth B, Series I     885,410  8.457339    7,488       0.00%        1.55%     (28.62%)
  Met Investors MIST AIM Small Cap Growth B, Series J     268,553  8.452139    2,270       0.00%        1.60%     (28.66%)
  Met Investors MIST AIM Small Cap Growth B, Series K     722,371  8.446962    6,102       0.00%        1.65%     (28.69%)
  Met Investors MIST AIM Small Cap Growth B, Series L     239,467  8.441761    2,021       0.00%        1.70%     (28.73%)
  Met Investors MIST AIM Small Cap Growth B, Series M      78,786  8.436574      665       0.00%        1.75%     (28.76%)
  Met Investors MIST AIM Small Cap Growth B, Series N     362,611  8.431404    3,057       0.00%        1.80%     (28.80%)
  Met Investors MIST AIM Small Cap Growth B, Series O     305,189  8.426214    2,572       0.00%        1.85%     (28.83%)
  Met Investors MIST AIM Small Cap Growth B, Series P     168,440  8.421029    1,418       0.00%        1.90%     (28.87%)
  Met Investors MIST AIM Small Cap Growth B, Series Q      30,708  8.415864      258       0.00%        1.95%     (28.91%)
  Met Investors MIST AIM Small Cap Growth B, Series R      95,304  8.410685      802       0.00%        2.00%     (28.94%)
  Met Investors MIST AIM Small Cap Growth B, Series S     190,183  8.405523    1,599       0.00%        2.05%     (28.98%)
  Met Investors MIST AIM Small Cap Growth B, Series T      58,848  8.400363      494       0.00%        2.10%     (29.01%)
  Met Investors MIST AIM Small Cap Growth B, Series U      39,540  8.384889      332       0.00%        2.25%     (29.12%)
  Met Investors MIST SSR Concentrated Int'l B              61,768  8.832552      546       0.24%        1.40%     (19.23%)
  Met Investors MIST SSR Concentrated Int'l B, Series H   124,408  8.843411    1,100       0.24%        1.30%     (19.15%)
  Met Investors MIST SSR Concentrated Int'l B, Series I   276,217  8.816298    2,435       0.24%        1.55%     (19.35%)
  Met Investors MIST SSR Concentrated Int'l B, Series J   123,770  8.810879    1,091       0.24%        1.60%     (19.39%)
  Met Investors MIST SSR Concentrated Int'l B, Series K   200,258  8.805453    1,763       0.24%        1.65%     (19.43%)
  Met Investors MIST SSR Concentrated Int'l B, Series L    95,533  8.800051      841       0.24%        1.70%     (19.47%)
  Met Investors MIST SSR Concentrated Int'l B, Series M    35,315  8.794646      311       0.24%        1.75%     (19.51%)
  Met Investors MIST SSR Concentrated Int'l B, Series N   140,211  8.789245    1,232       0.24%        1.80%     (19.55%)
  Met Investors MIST SSR Concentrated Int'l B, Series O   145,520  8.783853    1,278       0.24%        1.85%     (19.59%)
  Met Investors MIST SSR Concentrated Int'l B, Series P    43,566  8.778461      382       0.24%        1.90%     (19.64%)
  Met Investors MIST SSR Concentrated Int'l B, Series Q     9,080  8.773064       80       0.24%        1.95%     (19.68%)
  Met Investors MIST SSR Concentrated Int'l B, Series R    55,895  8.767679      490       0.24%        2.00%     (19.72%)
  Met Investors MIST SSR Concentrated Int'l B, Series S    50,576  8.762286      443       0.24%        2.05%     (19.76%)
  Met Investors MIST SSR Concentrated Int'l B, Series T    41,764  8.756916      366       0.24%        2.10%     (19.80%)
  Met Investors MIST SSR Concentrated Int'l B, Series U    37,870  8.740772      331       0.24%        2.25%     (19.92%)
  Met Investors MIST Third Ave Small Cap Val B            186,056  8.232502    1,532       0.39%        1.40%     (17.68%)


     * These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account sub-accounts invest. For the period in which a sub-account commenced operations, the investment income ratio is not annualized.

     ** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

     *** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

                                                                    (Continued)

              METLIFE INVESTORS USA VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS


                                                                  As of December 31, 2002     For the Year ended December 31, 2002
                                                              ------------------------------- ----------------------------------
                                                                           Unit    Net Assets  Investment     Expense     Total
                                                                Units   Fair Value   (000)    Income Ratio*   Ratio**   Return***
                                                              --------- ---------- ---------- -------------   -------   ---------
Accumulation units, continued:
  Met Investors MIST Third Ave Small Cap Val B, Series H        217,902 $ 8.238014  $ 1,795       0.39%        1.30%     (17.62%)
  Met Investors MIST Third Ave Small Cap Val B, Series I        574,174   8.224231    4,722       0.39%        1.55%     (17.76%)
  Met Investors MIST Third Ave Small Cap Val B, Series J        212,188   8.221481    1,744       0.39%        1.60%     (17.79%)
  Met Investors MIST Third Ave Small Cap Val B, Series K        605,519   8.218733    4,976       0.39%        1.65%     (17.81%)
  Met Investors MIST Third Ave Small Cap Val B, Series L        189,189   8.215979    1,554       0.39%        1.70%     (17.84%)
  Met Investors MIST Third Ave Small Cap Val B, Series M         74,526   8.213229      612       0.39%        1.75%     (17.87%)
  Met Investors MIST Third Ave Small Cap Val B, Series N        275,334   8.210477    2,261       0.39%        1.80%     (17.90%)
  Met Investors MIST Third Ave Small Cap Val B, Series O        252,666   8.207727    2,074       0.39%        1.85%     (17.92%)
  Met Investors MIST Third Ave Small Cap Val B, Series P        196,053   8.204986    1,609       0.39%        1.90%     (17.95%)
  Met Investors MIST Third Ave Small Cap Val B, Series Q         25,327   8.202238      208       0.39%        1.95%     (17.98%)
  Met Investors MIST Third Ave Small Cap Val B, Series R         84,149   8.199490      690       0.39%        2.00%     (18.01%)
  Met Investors MIST Third Ave Small Cap Val B, Series S        153,211   8.196735    1,256       0.39%        2.05%     (18.03%)
  Met Investors MIST Third Ave Small Cap Val B, Series T         40,475   8.194000      332       0.39%        2.10%     (18.06%)
  Met Investors MIST Third Ave Small Cap Val B, Series U         20,020   8.185772      164       0.39%        2.25%     (18.14%)
  Met Investors Oppenheimer Capital Appreciation B            1,098,408   6.283863    6,902       0.01%        1.40%     (25.78%)
  Met Investors Oppenheimer Capital Appreciation B, Series H  1,277,510   6.295082    8,042       0.01%        1.30%     (25.71%)
  Met Investors Oppenheimer Capital Appreciation B, Series I  3,252,130   6.267067   20,381       0.01%        1.55%     (25.90%)
  Met Investors Oppenheimer Capital Appreciation B, Series J    904,339   6.262753    5,664       0.01%        1.60%     (25.93%)
  Met Investors Oppenheimer Capital Appreciation B, Series K  2,701,559   6.255898   16,901       0.01%        1.65%     (25.97%)
  Met Investors Oppenheimer Capital Appreciation B, Series L    802,287   6.252226    5,016       0.01%        1.70%     (26.01%)
  Met Investors Oppenheimer Capital Appreciation B, Series M    269,975   6.252719    1,688       0.01%        1.75%     (26.04%)
  Met Investors Oppenheimer Capital Appreciation B, Series N  1,773,536   6.239188   11,066       0.01%        1.80%     (26.08%)
  Met Investors Oppenheimer Capital Appreciation B, Series O    944,987   6.236469    5,893       0.01%        1.85%     (26.12%)
  Met Investors Oppenheimer Capital Appreciation B, Series P    861,757   6.228069    5,367       0.01%        1.90%     (26.15%)
  Met Investors Oppenheimer Capital Appreciation B, Series Q    157,453   6.225984      980       0.01%        1.95%     (26.19%)
  Met Investors Oppenheimer Capital Appreciation B, Series R    265,758   6.230588    1,656       0.01%        2.00%     (26.23%)
  Met Investors Oppenheimer Capital Appreciation B, Series S  1,090,542   6.211432    6,774       0.01%        2.05%     (26.27%)
  Met Investors Oppenheimer Capital Appreciation B, Series T    196,298   6.210289    1,219       0.01%        2.10%     (26.30%)
  Met Investors Oppenheimer Capital Appreciation B, Series U     46,415   6.208524      288       0.01%        2.25%     (26.41%)
  Met Investors PIMCO Money Market B                            330,699  10.122875    3,348       1.02%        1.40%      (0.31%)
  Met Investors PIMCO Money Market B, Series H                  670,575  10.140914    6,800       1.02%        1.30%      (0.21%)
  Met Investors PIMCO Money Market B, Series I                2,283,174  10.095861   23,051       1.02%        1.55%      (0.46%)
  Met Investors PIMCO Money Market B, Series J                  276,470  10.088895    2,789       1.02%        1.60%      (0.51%)
  Met Investors PIMCO Money Market B, Series K                1,572,815  10.077903   15,851       1.02%        1.65%      (0.56%)
  Met Investors PIMCO Money Market B, Series L                  153,417  10.071962    1,545       1.02%        1.70%      (0.61%)
  Met Investors PIMCO Money Market B, Series M                  212,893  10.072814    2,144       1.02%        1.75%      (0.66%)
  Met Investors PIMCO Money Market B, Series N                1,207,446  10.051027   12,136       1.02%        1.80%      (0.71%)

     * These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account sub-accounts invest. For the period in which a sub-account commenced operations, the investment income ratio is not annualized.

     ** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

     *** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

                                                                    (Continued)

              METLIFE INVESTORS USA VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS



                                                         As of December 31, 2002     For the Year ended December 31, 2002
                                                     ------------------------------- ----------------------------------
                                                                  Unit    Net Assets  Investment     Expense     Total
                                                       Units   Fair Value   (000)    Income Ratio*   Ratio**   Return***
                                                     --------- ---------- ---------- -------------   -------   ---------
Accumulation units, continued:
  Met Investors PIMCO Money Market B, Series O         569,120 $10.046614  $ 5,718       1.02%        1.85%      (0.76%)
  Met Investors PIMCO Money Market B, Series P         473,530  10.033146    4,751       1.02%        1.90%      (0.81%)
  Met Investors PIMCO Money Market B, Series Q          55,169  10.029770      553       1.02%        1.95%      (0.86%)
  Met Investors PIMCO Money Market B, Series R         248,663  10.037211    2,496       1.02%        2.00%      (0.91%)
  Met Investors PIMCO Money Market B, Series S         812,823  10.006370    8,133       1.02%        2.05%      (0.96%)
  Met Investors PIMCO Money Market B, Series T          67,441  10.004520      675       1.02%        2.10%      (1.01%)
  Met Investors PIMCO Money Market B, Series U          47,401  10.001729      474       1.02%        2.25%      (1.15%)
  Met Investors Janus Aggressive Growth B              480,838   5.200438    2,501       0.01%        1.40%     (28.84%)
  Met Investors Janus Aggressive Growth B, Series H    646,614   5.209721    3,369       0.01%        1.30%     (28.77%)
  Met Investors Janus Aggressive Growth B, Series I  1,550,682   5.186539    8,043       0.01%        1.55%     (28.95%)
  Met Investors Janus Aggressive Growth B, Series J    413,511   5.182964    2,143       0.01%        1.60%     (28.98%)
  Met Investors Janus Aggressive Growth B, Series K  1,182,456   5.177286    6,122       0.01%        1.65%     (29.02%)
  Met Investors Janus Aggressive Growth B, Series L    346,505   5.174250    1,793       0.01%        1.70%     (29.05%)
  Met Investors Janus Aggressive Growth B, Series M     94,446   5.174685      489       0.01%        1.75%     (29.09%)
  Met Investors Janus Aggressive Growth B, Series N    835,616   5.163465    4,315       0.01%        1.80%     (29.12%)
  Met Investors Janus Aggressive Growth B, Series O    413,906   5.161212    2,136       0.01%        1.85%     (29.16%)
  Met Investors Janus Aggressive Growth B, Series P    286,849   5.154251    1,478       0.01%        1.90%     (29.20%)
  Met Investors Janus Aggressive Growth B, Series Q     41,484   5.152539      214       0.01%        1.95%     (29.23%)
  Met Investors Janus Aggressive Growth B, Series R    168,611   5.156360      869       0.01%        2.00%     (29.27%)
  Met Investors Janus Aggressive Growth B, Series S    492,175   5.140483    2,530       0.01%        2.05%     (29.30%)
  Met Investors Janus Aggressive Growth B, Series T    121,884   5.139555      626       0.01%        2.10%     (29.34%)
  Met Investors Janus Aggressive Growth B, Series U     53,414   5.138103      274       0.01%        2.25%     (29.44%)
  Met Investors PIMCO Total Return                   1,613,018   7.661281   12,358       0.00%        1.40%       8.04%
  Met Investors PIMCO Total Return, Series V         1,622,941   7.732928   12,550       0.00%        1.15%       8.31%
  Met Investors PIMCO Total Return, Series W            75,289   7.686312      579       0.00%        1.35%       8.10%
  Met Investors PIMCO Total Return B                 1,063,325  11.355362   12,074       0.00%        1.40%       7.77%
  Met Investors PIMCO Total Return B, Series H       1,717,759  11.375589   19,541       0.00%        1.30%       7.88%
  Met Investors PIMCO Total Return B, Series I       4,438,759  11.325063   50,269       0.00%        1.55%       7.61%
  Met Investors PIMCO Total Return B, Series J       1,545,756  11.317287   17,494       0.00%        1.60%       7.56%
  Met Investors PIMCO Total Return B, Series K       3,428,408  11.304919   38,758       0.00%        1.65%       7.51%
  Met Investors PIMCO Total Return B, Series L         890,602  11.298298   10,062       0.00%        1.70%       7.45%
  Met Investors PIMCO Total Return B, Series M         501,200  11.299212    5,663       0.00%        1.75%       7.40%
  Met Investors PIMCO Total Return B, Series N       2,505,019  11.274776   28,244       0.00%        1.80%       7.34%
  Met Investors PIMCO Total Return B, Series O       1,324,728  11.269887   14,930       0.00%        1.85%       7.29%
  Met Investors PIMCO Total Return B, Series P       1,057,186  11.254708   11,898       0.00%        1.90%       7.24%
  Met Investors PIMCO Total Return B, Series Q         190,754  11.250979    2,146       0.00%        1.95%       7.18%
  Met Investors PIMCO Total Return B, Series R         413,082  11.259283    4,651       0.00%        2.00%       7.13%


     * These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account sub-accounts invest. For the period in which a sub-account commenced operations, the investment income ratio is not annualized.

     ** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

     *** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

                                                                    (Continued)

              METLIFE INVESTORS USA VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS



                                                            As of December 31, 2002     For the Year ended December 31, 2002
                                                        ------------------------------- ----------------------------------
                                                                     Unit    Net Assets  Investment     Expense     Total
                                                          Units   Fair Value   (000)    Income Ratio*   Ratio**   Return***
                                                        --------- ---------- ---------- -------------   -------   ---------
Accumulation units, continued:
  Met Investors PIMCO Total Return B, Series S          1,751,046 $11.224688  $19,655       0.00%        2.05%       7.08%
  Met Investors PIMCO Total Return B, Series T            186,014  11.222686    2,088       0.00%        2.10%       7.02%
  Met Investors PIMCO Total Return B, Series U             71,167  11.219500      798       0.00%        2.25%       6.86%
  Met Investors PIMCO Innovation B                        183,011   2.960358      542       0.00%        1.40%     (51.42%)
  Met Investors PIMCO Innovation B, Series H              351,078   2.965659    1,041       0.00%        1.30%     (51.37%)
  Met Investors PIMCO Innovation B, Series I              881,565   2.952425    2,603       0.00%        1.55%     (51.49%)
  Met Investors PIMCO Innovation B, Series J              121,436   2.950399      358       0.00%        1.60%     (51.51%)
  Met Investors PIMCO Innovation B, Series K              447,789   2.947164    1,320       0.00%        1.65%     (51.54%)
  Met Investors PIMCO Innovation B, Series L               79,109   2.945438      233       0.00%        1.70%     (51.56%)
  Met Investors PIMCO Innovation B, Series M               18,134   2.945671       53       0.00%        1.75%     (51.59%)
  Met Investors PIMCO Innovation B, Series N              505,062   2.939266    1,485       0.00%        1.80%     (51.61%)
  Met Investors PIMCO Innovation B, Series O              118,513   2.937996      348       0.00%        1.85%     (51.64%)
  Met Investors PIMCO Innovation B, Series P              289,927   2.934022      851       0.00%        1.90%     (51.66%)
  Met Investors PIMCO Innovation B, Series Q               34,129   2.933046      100       0.00%        1.95%     (51.69%)
  Met Investors PIMCO Innovation B, Series R               35,779   2.935223      105       0.00%        2.00%     (51.71%)
  Met Investors PIMCO Innovation B, Series S              293,830   2.926172      860       0.00%        2.05%     (51.73%)
  Met Investors PIMCO Innovation B, Series T               27,962   2.925649       82       0.00%        2.10%     (51.76%)
  Met Investors PIMCO Innovation B, Series U               71,891   2.924829      210       0.00%        2.25%     (51.83%)
  Met Investors MFS Mid Cap Growth B                      630,000   4.545270    2,864       0.00%        1.40%     (44.82%)
  Met Investors MFS Mid Cap Growth B, Series H            857,021   4.553397    3,902       0.00%        1.30%     (44.76%)
  Met Investors MFS Mid Cap Growth B, Series I          1,942,617   4.533110    8,806       0.00%        1.55%     (44.90%)
  Met Investors MFS Mid Cap Growth B, Series J            479,422   4.529990    2,172       0.00%        1.60%     (44.93%)
  Met Investors MFS Mid Cap Growth B, Series K          1,726,870   4.525032    7,815       0.00%        1.65%     (44.96%)
  Met Investors MFS Mid Cap Growth B, Series L            520,129   4.522374    2,352       0.00%        1.70%     (44.98%)
  Met Investors MFS Mid Cap Growth B, Series M            164,666   4.522735      745       0.00%        1.75%     (45.01%)
  Met Investors MFS Mid Cap Growth B, Series N          1,031,443   4.512937    4,655       0.00%        1.80%     (45.04%)
  Met Investors MFS Mid Cap Growth B, Series O            549,320   4.510946    2,478       0.00%        1.85%     (45.07%)
  Met Investors MFS Mid Cap Growth B, Series P            410,076   4.504875    1,847       0.00%        1.90%     (45.09%)
  Met Investors MFS Mid Cap Growth B, Series Q             80,672   4.503363      363       0.00%        1.95%     (45.12%)
  Met Investors MFS Mid Cap Growth B, Series R            221,747   4.506699      999       0.00%        2.00%     (45.15%)
  Met Investors MFS Mid Cap Growth B, Series S            660,612   4.492827    2,968       0.00%        2.05%     (45.18%)
  Met Investors MFS Mid Cap Growth B, Series T            136,028   4.492007      611       0.00%        2.10%     (45.20%)
  Met Investors MFS Mid Cap Growth B, Series U             79,786   4.490732      358       0.00%        2.25%     (45.29%)
  Met Investors MFS Research International B              389,172   7.289280    2,837       0.24%        1.40%     (13.03%)
  Met Investors MFS Research International B, Series H    483,705   7.302286    3,532       0.24%        1.30%     (12.94%)
  Met Investors MFS Research International B, Series I  1,423,607   7.269814   10,349       0.24%        1.55%     (13.16%)


     * These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account sub-accounts invest. For the period in which a sub-account commenced operations, the investment income ratio is not annualized.

     ** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

     *** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

                                                                    (Continued)

              METLIFE INVESTORS USA VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS



                                                                                               For the Year ended
                                                            As of December 31, 2002             December 31, 2002
                                                        -------------------------------- -----------------------------
                                                                   Unit Fair  Net Assets  Investment   Expense   Total
                                                          Units      Value      (000)    Income Ratio* Ratio** Return***
                                                        ---------- ---------- ---------- ------------- ------- ---------
Accumulation units, continued:
  Met Investors MFS Research International B, Series J     474,895 $ 7.264815  $  3,450      0.24%      1.60%   (13.20%)
  Met Investors MFS Research International B, Series K   1,070,822   7.256874     7,770      0.24%      1.65%   (13.25%)
  Met Investors MFS Research International B, Series L     367,146   7.252608     2,663      0.24%      1.70%   (13.29%)
  Met Investors MFS Research International B, Series M     134,274   7.253192       974      0.24%      1.75%   (13.33%)
  Met Investors MFS Research International B, Series N     665,344   7.237479     4,815      0.24%      1.80%   (13.38%)
  Met Investors MFS Research International B, Series O     448,759   7.234336     3,246      0.24%      1.85%   (13.42%)
  Met Investors MFS Research International B, Series P     263,793   7.224602     1,906      0.24%      1.90%   (13.46%)
  Met Investors MFS Research International B, Series Q      73,470   7.222181       531      0.24%      1.95%   (13.51%)
  Met Investors MFS Research International B, Series R     124,527   7.227526       900      0.24%      2.00%   (13.55%)
  Met Investors MFS Research International B, Series S     329,704   7.205307     2,376      0.24%      2.05%   (13.59%)
  Met Investors MFS Research International B, Series T      91,754   7.203994       661      0.24%      2.10%   (13.64%)
  Met Investors MFS Research International B, Series U      53,816   7.201956       388      0.24%      2.25%   (13.77%)
  AIM V.I. Premier Equity Fund                             467,409   2.906925     1,359      0.31%      1.40%   (31.23%)
  AIM V.I. Capital Appreciation Fund                       213,116   3.347194       713      0.00%      1.40%   (25.41%)
  AIM V.I. International Growth Fund                       168,594   3.301275       557      0.55%      1.40%   (16.85%)
  AIM V.I. Balanced Fund                                   298,328   3.862664     1,152      2.34%      1.40%   (18.25%)
  MFS Research Series                                      114,262   3.148188       360      0.28%      1.40%   (25.59%)
  MFS Investors Trust Series                                54,292   3.257703       177      0.56%      1.40%   (22.06%)
  MFS New Discovery Series                                  75,459   4.508824       340      0.00%      1.40%   (32.58%)
  Oppenheimer Main Street Growth & Income Fund             436,506   3.402561     1,485      0.81%      1.40%   (19.93%)
  Oppenheimer Bond Fund                                     70,085   5.990930       420      7.68%      1.40%     7.56%
  Oppenheimer Money Fund                                   167,544   5.432116       910      1.47%      1.40%     ****
  Oppenheimer Main Street Small Capital Growth Fund         24,139   5.111133       123      0.00%      1.40%   (16.92%)
  Oppenheimer Strategic Bond Fund                           43,633   5.686076       248      8.38%      1.40%     5.95%
  Fidelity VIP II Asset Manager                          3,489,910   8.133279    28,384      4.00%      1.40%   (10.00%)
  Fidelity VIP II Asset Manager, Series AA                 838,403   8.089778     6,782      4.00%      0.89%    (9.54%)
  Fidelity VIP II Asset Manager, Series G                  139,921   8.158985     1,143      4.00%      1.25%    (9.94%)
  Fidelity VIP II Asset Manager, Series W               11,200,345   8.157891    91,371      4.00%      1.35%    (9.95%)
  Fidelity VIP II Asset Manager, Series ZZZ              4,350,419   8.068012    35,099      4.00%      1.35%    (9.95%)
  Fidelity VIP Growth                                    3,333,818   9.019830    30,070      0.25%      1.40%   (31.08%)
  Fidelity VIP Growth, Series AA                         1,419,418   8.941188    12,691      0.25%      0.89%   (30.73%)
  Fidelity VIP Growth, Series G                            234,800   9.045458     2,124      0.25%      1.25%   (31.04%)
  Fidelity VIP Growth, Series V                          1,263,729   8.984304    11,354      0.25%      1.15%   (30.91%)
  Fidelity VIP Growth, Series W                         14,420,065   9.044244   130,419      0.25%      1.35%   (31.04%)
  Fidelity VIP Growth, Series ZZZ                        3,978,357   9.006004    35,829      0.25%      1.35%   (31.04%)
  Fidelity VIP II Contrafund                             2,666,132  10.336559    27,559      0.82%      1.40%   (10.61%)


     * These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account sub-accounts invest. For the period in which a sub-account commenced operations, the investment income ratio is not annualized.

     ** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

     *** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

     **** This information is not available.

                                                                    (Continued)

              METLIFE INVESTORS USA VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS


                                                   As of December 31, 2002      For the Year ended December 31, 2002
                                               -------------------------------- ----------------------------------
                                                             Unit    Net Assets  Investment     Expense     Total
                                                 Units    Fair Value   (000)    Income Ratio*   Ratio**   Return***
                                               ---------- ---------- ---------- -------------   -------   ---------
Accumulation units, continued:
  Fidelity VIP II Contrafund, Series AA           463,615 $ 5.739553  $  2,661      0.82%        0.89%     (10.15%)
  Fidelity VIP II Contrafund, Series G            229,827  10.366245     2,382      0.82%        1.25%     (10.55%)
  Fidelity VIP II Contrafund, Series W         16,232,831  10.364854   168,251      0.82%        1.35%     (10.57%)
  Fidelity VIP Overseas                           827,854   5.759661     4,768      0.84%        1.40%     (21.39%)
  Fidelity VIP Overseas, Series G                 100,377   5.778008       580      0.84%        1.25%     (21.34%)
  Fidelity VIP Overseas, Series V                 985,900   4.996334     4,926      0.84%        1.15%     (21.19%)
  Fidelity VIP Equity-Income                    2,727,566   8.298712    22,635      1.84%        1.40%     (18.10%)
  Fidelity VIP II Index 500                     3,353,659  10.000509    33,538      1.31%        1.40%     (23.33%)
  Fidelity VIP II Index 500, Series AA          1,051,621  10.037741    10,556      1.31%        0.89%     (22.94%)
  Fidelity VIP II Index 500, Series G             261,190  10.028196     2,620      1.31%        1.25%     (23.28%)
  Fidelity VIP II Index 500, Series W          13,462,072  10.026850   134,982      1.31%        1.35%     (23.29%)
  Fidelity VIP II Index 500, Series ZZZ         2,040,284  10.062974    20,531      1.31%        1.35%     (23.29%)
  Fidelity VIP Money Market                     1,298,983   6.782980     8,811      1.70%        1.40%       0.28%
  Fidelity VIP Money Market, Series AA            152,515   7.072567     1,079      1.70%        0.89%       0.79%
  Fidelity VIP Money Market, Series G              76,419   6.829815       522      1.70%        1.25%       0.34%
  Fidelity VIP Money Market, Series V             175,671   6.971335     1,225      1.70%        1.15%       0.53%
  Fidelity VIP Money Market, Series W           2,487,721   6.828898    16,988      1.70%        1.35%       0.33%
  Fidelity VIP Money Market, Series ZZZ           334,346   6.843506     2,288      1.70%        1.35%       0.33%
  Scudder I International Portfolio                76,437   5.375219       411      0.84%        1.40%     (19.50%)
  Scudder I International Portfolio, Series W   2,896,996   5.390445    15,616      0.84%        1.35%     (19.46%)
  MetLife Janus Mid Cap                           486,103   1.447623       704      0.00%        1.40%     (29.98%)
  MetLife Russell 2000 Index                      105,781   3.578132       378      0.61%        1.40%     (21.57%)
  MetLife Putnam International Stock               97,675   2.833414       277      0.88%        1.40%     (18.64%)
  MetLife Putnam Large Cap Growth                 192,732   1.693040       326      0.00%        1.40%     (29.90%)
  MetLife Stock Index B                           419,965   8.289818     3,481      0.56%        1.40%     (23.60%)
  MetLife Stock Index B, Series H                 374,833   8.300023     3,111      0.56%        1.30%     (23.52%)
  MetLife Stock Index B, Series I                 974,270   8.274548     8,062      0.56%        1.55%     (23.71%)
  MetLife Stock Index B, Series J                 257,465   8.269476     2,129      0.56%        1.60%     (23.75%)
  MetLife Stock Index B, Series K                 872,377   8.264381     7,210      0.56%        1.65%     (23.79%)
  MetLife Stock Index B, Series L                 339,245   8.259307     2,802      0.56%        1.70%     (23.82%)
  MetLife Stock Index B, Series M                  51,221   8.254239       423      0.56%        1.75%     (23.86%)
  MetLife Stock Index B, Series N                 677,032   8.249162     5,585      0.56%        1.80%     (23.90%)
  MetLife Stock Index B, Series O                 235,121   8.244099     1,938      0.56%        1.85%     (23.94%)
  MetLife Stock Index B, Series P                 270,171   8.239034     2,226      0.56%        1.90%     (23.98%)
  MetLife Stock Index B, Series Q                  32,705   8.233967       269      0.56%        1.95%     (24.02%)
  MetLife Stock Index B, Series R                  67,335   8.228910       554      0.56%        2.00%     (24.05%)
  MetLife Stock Index B, Series S                 280,709   8.223862     2,309      0.56%        2.05%     (24.09%)

     * These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account sub-accounts invest. For the period in which a sub-account commenced operations, the investment income ratio is not annualized.

     ** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

     *** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

                                                                    (Continued)

              METLIFE INVESTORS USA VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS



                                                      As of December 31, 2002     For the Year ended December 31, 2002
                                                  ------------------------------- ----------------------------------
                                                               Unit    Net Assets  Investment     Expense     Total
                                                    Units   Fair Value   (000)    Income Ratio*   Ratio**   Return***
                                                  --------- ---------- ---------- -------------   -------   ---------
Accumulation units, continued:
  MetLife Stock Index B, Series T                   120,581 $ 8.218811  $   991        0.56%       2.10%     (24.13%)
  MetLife Stock Index B, Series U                    48,782   8.203658      400        0.56%       2.25%     (24.24%)
  Van Kampen Emerging Growth Fund                   142,960   3.209615      459        0.37%       1.40%     (33.43%)
  Van Kampen Enterprise Fund                         56,973   2.725851      155        0.50%       1.40%     (30.31%)
  Van Kampen Growth & Income Fund                    54,474   4.050684      221        0.00%       1.40%     (15.69%)
  Federated Equity Income Fund II                    91,827   3.275541      301        2.13%       1.40%     (21.84%)
  Federated High Income Bond Fund                    54,149   4.507949      244       10.55%       1.40%      (0.02%)
  Federated American Leaders Fund II                162,190   3.659979      594        1.26%       1.40%     (21.33%)
  Federated Growth Strategic Fund II                 51,227   3.086882      158        0.00%       1.40%     (27.37%)
  Neuberger Genesis                                 479,091   6.664253    3,193        0.00%       0.89%      (3.85%)
  Alger Small Capitalization                      1,730,520   4.328537    7,491        0.00%       1.40%     (27.25%)
  Alger Small Capitalization, Series G              235,711   4.342156    1,023        0.00%       1.25%     (27.21%)
  Alger Small Capitalization, Series W            7,851,896   4.341573   34,090        0.00%       1.35%     (27.22%)
  T. Rowe Growth                                    585,362  47.780205   27,969        0.18%       0.89%     (23.68%)
  T. Rowe International                             634,123   6.899278    4,375        1.07%       0.89%     (18.91%)
  T. Rowe Prime Reserve                             111,278  16.524947    1,839        1.39%       0.89%       ****
  Janus Aspen Worldwide Growth                    1,049,176   4.930011    5,172        0.86%       0.89%     (26.16%)
  New England Zenith Davis Venture E              1,029,327   8.357717    8,603        0.65%       1.40%     (17.71%)
  New England Zenith Davis Venture E, Series H    1,454,877   8.372638   12,181        0.65%       1.30%     (17.63%)
  New England Zenith Davis Venture E, Series I    3,375,424   8.335400   28,136        0.65%       1.55%     (17.84%)
  New England Zenith Davis Venture E, Series J      819,405   8.329664    6,825        0.65%       1.60%     (17.88%)
  New England Zenith Davis Venture E, Series K    2,576,278   8.320551   21,435        0.65%       1.65%     (17.92%)
  New England Zenith Davis Venture E, Series L      809,652   8.315670    6,733        0.65%       1.70%     (17.96%)
  New England Zenith Davis Venture E, Series M      274,122   8.316339    2,280        0.65%       1.75%     (18.00%)
  New England Zenith Davis Venture E, Series N    1,897,437   8.298345   15,746        0.65%       1.80%     (18.04%)
  New England Zenith Davis Venture E, Series O      890,887   8.294725    7,390        0.65%       1.85%     (18.08%)
  New England Zenith Davis Venture E, Series P      791,864   8.283563    6,559        0.65%       1.90%     (18.12%)
  New England Zenith Davis Venture E, Series Q      158,167   8.280794    1,310        0.65%       1.95%     (18.16%)
  New England Zenith Davis Venture E, Series R      241,242   8.286912    1,999        0.65%       2.00%     (18.20%)
  New England Zenith Davis Venture E, Series S      926,237   8.261442    7,652        0.65%       2.05%     (18.25%)
  New England Zenith Davis Venture E, Series T      190,629   8.259938    1,575        0.65%       2.10%     (18.29%)
  New England Zenith Davis Venture E, Series U       51,017   8.257592      421        0.65%       2.25%     (18.41%)
  New England Zenith Jennison Growth B              309,964   7.628086    2,364        0.00%       1.40%     (23.72%)
  New England Zenith Jennison Growth B, Series H    430,857   7.633197    3,289        0.00%       1.30%     (23.67%)
  New England Zenith Jennison Growth B, Series I  1,050,939   7.620419    8,009        0.00%       1.55%     (23.80%)
  New England Zenith Jennison Growth B, Series J    408,867   7.617865    3,115        0.00%       1.60%     (23.82%)
  New England Zenith Jennison Growth B, Series K  1,073,694   7.615315    8,176        0.00%       1.65%     (23.85%)


     * These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account sub-accounts invest. For the period in which a sub-account commenced operations, the investment income ratio is not annualized.

     ** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

     *** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

     **** This information is not available.

                                                                    (Continued)

              METLIFE INVESTORS USA VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS


                                                                 As of December 31, 2002     For the Year ended December 31, 2002
                                                             ------------------------------- ----------------------------------
                                                                          Unit    Net Assets  Investment     Expense     Total
                                                               Units   Fair Value   (000)    Income Ratio*   Ratio**   Return***
                                                             --------- ---------- ---------- -------------   -------   ---------
Accumulation units, continued:
  New England Zenith Jennison Growth B, Series L               433,200 $ 7.612760  $ 3,298       0.00%        1.70%     (23.87%)
  New England Zenith Jennison Growth B, Series M               115,376   7.610208      878       0.00%        1.75%     (23.90%)
  New England Zenith Jennison Growth B, Series N               603,710   7.607663    4,593       0.00%        1.80%     (23.92%)
  New England Zenith Jennison Growth B, Series O               523,518   7.605115    3,981       0.00%        1.85%     (23.95%)
  New England Zenith Jennison Growth B, Series P                73,855   7.602564      561       0.00%        1.90%     (23.97%)
  New England Zenith Jennison Growth B, Series Q                28,009   7.600018      213       0.00%        1.95%     (24.00%)
  New England Zenith Jennison Growth B, Series R               196,378   7.597472    1,492       0.00%        2.00%     (24.03%)
  New England Zenith Jennison Growth B, Series S               203,591   7.594921    1,546       0.00%        2.05%     (24.05%)
  New England Zenith Jennison Growth B, Series T                45,658   7.592378      347       0.00%        2.10%     (24.08%)
  New England Zenith Jennison Growth B, Series U                21,565   7.584747      164       0.00%        2.25%     (24.15%)
  New England Zenith Harris Oakmark Focused Value              654,590  10.713489    7,013       0.12%        1.40%     (10.33%)
  New England Zenith Harris Oakmark Focused Value, Series H    912,536  10.732579    9,794       0.12%        1.30%     (10.24%)
  New England Zenith Harris Oakmark Focused Value, Series I  2,278,921  10.684902   24,350       0.12%        1.55%     (10.47%)
  New England Zenith Harris Oakmark Focused Value, Series J    599,211  10.677551    6,398       0.12%        1.60%     (10.51%)
  New England Zenith Harris Oakmark Focused Value, Series K  1,968,096  10.665887   20,990       0.12%        1.65%     (10.56%)
  New England Zenith Harris Oakmark Focused Value, Series L    465,563  10.659633    4,963       0.12%        1.70%     (10.60%)
  New England Zenith Harris Oakmark Focused Value, Series M    157,717  10.660472    1,681       0.12%        1.75%     (10.64%)
  New England Zenith Harris Oakmark Focused Value, Series N  1,266,773  10.637413   13,475       0.12%        1.80%     (10.69%)
  New England Zenith Harris Oakmark Focused Value, Series O    555,221  10.632791    5,904       0.12%        1.85%     (10.73%)
  New England Zenith Harris Oakmark Focused Value, Series P    670,830  10.618492    7,123       0.12%        1.90%     (10.78%)
  New England Zenith Harris Oakmark Focused Value, Series Q    101,522  10.614947    1,078       0.12%        1.95%     (10.82%)
  New England Zenith Harris Oakmark Focused Value, Series R    151,640  10.622765    1,611       0.12%        2.00%     (10.87%)
  New England Zenith Harris Oakmark Focused Value, Series S    707,706  10.590154    7,495       0.12%        2.05%     (10.91%)
  New England Zenith Harris Oakmark Focused Value, Series T    148,920  10.588230    1,577       0.12%        2.10%     (10.96%)
  New England Zenith Harris Oakmark Focused Value, Series U     45,995  10.585189      487       0.12%        2.25%     (11.09%)
Annuitization units:
  Met Investors PIMCO Innovation Portfolio B Series I            1,763 $ 2.800993  $     5       0.00%        1.55%     (51.49%)

     * These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account sub-accounts invest. For the period in which a sub-account commenced operations, the investment income ratio is not annualized.

     ** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

     *** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

                                                                    (Continued)

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                             FINANCIAL HIGHLIGHTS

MetLife Investors USA Separate Account A sells a number of variable annuity products which have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

The following table displays the financial information for each series of sub-account offered by the various products.

                                                             As of December 31, 2001     For the Year ended December 31, 2001
                                                         ------------------------------- ----------------------------------
                                                                      Unit    Net Assets  Investment     Expense     Total
                                                           Units   Fair Value   (000)    Income Ratio*   Ratio**   Return***
                                                         --------- ---------- ---------- -------------   -------   ---------
Accumulation units:
  Met Investors Lord Abbett Growth & Income              2,708,416 $21.556428  $ 58,384      0.95%        1.40%      (7.24%)
  Met Investors Lord Abbett Growth & Income, Series AA     876,621  68.331095    59,900      0.95%        0.89%      (6.56%)
  Met Investors Lord Abbett Growth & Income, Series W    7,113,661  21.612350   153,743      0.95%        1.35%      (6.99%)
  Met Investors Lord Abbett Growth & Income, Series ZZZ  2,358,046  22.741940    53,627      0.95%        1.35%      (6.99%)
  Met Investors Lord Abbett Growth & Income B               52,408  41.392944     2,168      0.17%        1.40%      (7.30%)
  Met Investors Lord Abbett Growth & Income B, Series H     71,763  41.425267     2,973      0.17%        1.30%      (7.21%)
  Met Investors Lord Abbett Growth & Income B, Series I    194,262  41.344503     8,032      0.17%        1.55%      (7.44%)
  Met Investors Lord Abbett Growth & Income B, Series J     25,175  41.336718     1,041      0.17%        1.60%      (7.49%)
  Met Investors Lord Abbett Growth & Income B, Series K    154,864  41.312239     6,398      0.17%        1.65%      (7.53%)
  Met Investors Lord Abbett Growth & Income B, Series L     22,153  41.307768       915      0.17%        1.70%      (7.58%)
  Met Investors Lord Abbett Growth & Income B, Series M        322  41.332654        13      0.17%        1.75%      (7.63%)
  Met Investors Lord Abbett Growth & Income B, Series N     88,945  41.263886     3,670      0.17%        1.80%      (7.67%)
  Met Investors Lord Abbett Growth & Income B, Series O     12,642  41.265681       522      0.17%        1.85%      (7.72%)
  Met Investors Lord Abbett Growth & Income B, Series P     80,424  41.231685     3,316      0.17%        1.90%      (7.77%)
  Met Investors Lord Abbett Growth & Income B, Series Q     14,209  41.237641       586      0.17%        1.95%      (7.81%)
  Met Investors Lord Abbett Growth & Income B, Series R          2  41.289644         -      0.17%        2.00%      (7.86%)
  Met Investors Lord Abbett Growth & Income B, Series S     98,684  41.183429     4,064      0.17%        2.05%      (7.91%)
  Met Investors Lord Abbett Growth & Income B, Series T     13,343  41.195623       550      0.17%        2.10%      (7.95%)
  Met Investors Lord Abbett Growth & Income B, Series U        698  41.246677        29      0.17%        2.25%      (8.09%)
  Met Investors Lord Abbett Bond Debenture B                39,279  13.978494       551      1.47%        1.40%       2.04%
  Met Investors Lord Abbett Bond Debenture B, Series H      76,823  13.989418     1,075      1.47%        1.30%       2.14%
  Met Investors Lord Abbett Bond Debenture B, Series I     337,551  13.962133     4,713      1.47%        1.55%       1.89%
  Met Investors Lord Abbett Bond Debenture B, Series J      15,230  13.959514       213      1.47%        1.60%       1.84%
  Met Investors Lord Abbett Bond Debenture B, Series K      98,860  13.951241     1,379      1.47%        1.65%       1.78%
  Met Investors Lord Abbett Bond Debenture B, Series L      10,418  13.949937       145      1.47%        1.70%       1.73%
  Met Investors Lord Abbett Bond Debenture B, Series M           7  13.958144         -      1.47%        1.75%       1.68%
  Met Investors Lord Abbett Bond Debenture B, Series N     151,440  13.934910     2,110      1.47%        1.80%       1.63%
  Met Investors Lord Abbett Bond Debenture B, Series O      11,584  13.935729       161      1.47%        1.85%       1.58%
  Met Investors Lord Abbett Bond Debenture B, Series P      29,458  13.924032       410      1.47%        1.90%       1.53%
  Met Investors Lord Abbett Bond Debenture B, Series Q      12,847  13.926270       179      1.47%        1.95%       1.48%
  Met Investors Lord Abbett Bond Debenture B, Series R           7  13.943623         -      1.47%        2.00%       1.43%
  Met Investors Lord Abbett Bond Debenture B, Series S     162,450  13.907731     2,259      1.47%        2.05%       1.38%

     * These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced or ceased operations, the investment income ratio is not annualized.

     ** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

     *** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For periods in which a sub-account commenced operations, the total return is calculated as if the sub-account commenced operations on the later of the inception date of the mutual fund, the applicable mutual fund share class or January 1, 2001.

                                                                    (Continued)

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                             FINANCIAL HIGHLIGHTS

                                                              As of December 31, 2001     For the Year ended December 31, 2001
                                                          ------------------------------- ----------------------------------
                                                                       Unit    Net Assets  Investment     Expense     Total
                                                            Units   Fair Value   (000)    Income Ratio*   Ratio**   Return***
                                                          --------- ---------- ---------- -------------   -------   ---------
Accumulation units, continued:
  Met Investors Lord Abbett Bond Debenture B, Series T        3,698 $13.912076  $    51       1.47%        2.10%       1.32%
  Met Investors Lord Abbett Bond Debenture B, Series U            7  13.929118        -       1.47%        2.25%       1.17%
  Met Investors JP Morgan Quality Bond                    1,029,054  10.855772   11,171       4.86%        1.40%       5.33%
  Met Investors JP Morgan Quality Bond, Series AA           152,430  23.834357    3,633       4.86%        0.89%       6.10%
  Met Investors JP Morgan Quality Bond, Series W            224,150  10.468599    2,347       4.86%        1.35%       5.62%
  Met Investors JP Morgan Quality Bond, Series ZZZ          994,785  10.884194   10,827       4.86%        1.35%       5.61%
  Met Investors Blackrock Equity                                  -          -        -       0.20%        1.40%     (20.97%)
  Met Investors Blackrock Equity, Series V                        -          -        -       0.20%        1.15%     (20.85%)
  Met Investors Blackrock Government Inc.                         -          -        -       4.52%        1.40%       5.70%
  Met Investors Blackrock Government Inc., Series V               -          -        -       4.52%        1.15%       5.87%
  Met Investors Blackrock Government Inc., Series W               -          -        -       4.52%        1.35%       5.78%
  Met Investors Met Putnam Research                       1,424,800   7.045979   10,039       0.07%        1.40%       7.00%
  Met Investors Met Putnam Research, Series V             2,847,029   8.943571   25,463       0.07%        1.15%       7.00%
  Met Investors Met Putnam Research B                        67,208   8.065922      542       0.44%        1.40%      (0.88%)
  Met Investors Met Putnam Research B, Series H              72,909   8.072222      589       0.44%        1.30%      (0.81%)
  Met Investors Met Putnam Research B, Series I             266,879   8.056476    2,150       0.44%        1.55%      (1.00%)
  Met Investors Met Putnam Research B, Series J              36,171   8.054961      291       0.44%        1.60%      (1.04%)
  Met Investors Met Putnam Research B, Series K             207,533   8.050186    1,671       0.44%        1.65%      (1.08%)
  Met Investors Met Putnam Research B, Series L              22,087   8.049480      178       0.44%        1.70%      (1.12%)
  Met Investors Met Putnam Research B, Series M                  11   8.054163        -       0.44%        1.75%      (1.16%)
  Met Investors Met Putnam Research B, Series N             188,354   8.040755    1,515       0.44%        1.80%      (1.19%)
  Met Investors Met Putnam Research B, Series O              20,789   8.041271      167       0.44%        1.85%      (1.23%)
  Met Investors Met Putnam Research B, Series P              98,228   8.034479      789       0.44%        1.90%      (1.27%)
  Met Investors Met Putnam Research B, Series Q              39,042   8.035812      314       0.44%        1.95%      (1.31%)
  Met Investors Met Putnam Research B, Series R                  11   8.045779        -       0.44%        2.00%      (1.35%)
  Met Investors Met Putnam Research B, Series S              98,919   8.025064      794       0.44%        2.05%      (1.39%)
  Met Investors Met Putnam Research B, Series T              29,947   8.027613      240       0.44%        2.10%      (1.43%)
  Met Investors Met Putnam Research B, Series U                  11   8.037404        -       0.44%        2.25%      (1.54%)
  Met Investors MIST AIM Mid Cap Core Equity B                1,316  10.991234       16       0.05%        1.40%       9.91%
  Met Investors MIST AIM Mid Cap Core Equity B, Series H      5,525  10.993732       61       0.05%        1.30%       9.94%
  Met Investors MIST AIM Mid Cap Core Equity B, Series I     20,124  10.987487      221       0.05%        1.55%       9.87%
  Met Investors MIST AIM Mid Cap Core Equity B, Series J      1,567  10.986248       17       0.05%        1.60%       9.86%
  Met Investors MIST AIM Mid Cap Core Equity B, Series K     21,430  10.984994      235       0.05%        1.65%       9.85%
  Met Investors MIST AIM Mid Cap Core Equity B, Series L         10  10.983749        -       0.05%        1.70%       9.84%
  Met Investors MIST AIM Mid Cap Core Equity B, Series M        852  10.982498        9       0.05%        1.75%       9.83%
  Met Investors MIST AIM Mid Cap Core Equity B, Series N      4,572  10.981256       50       0.05%        1.80%       9.81%
  Met Investors MIST AIM Mid Cap Core Equity B, Series O      1,090  10.980009       12       0.05%        1.85%       9.80%
  Met Investors MIST AIM Mid Cap Core Equity B, Series P     31,217  10.978760      343       0.05%        1.90%       9.79%

     * These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced or ceased operations, the investment income ratio is not annualized.

     ** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

     *** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For periods in which a sub-account commenced operations, the total return is calculated as if the sub-account commenced operations on the later of the inception date of the mutual fund, the applicable mutual fund share class or January 1, 2001.

                                                                    (Continued)

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                             FINANCIAL HIGHLIGHTS

                                                                 As of December 31, 2001    For the Year ended December 31, 2001
                                                              ----------------------------- ----------------------------------
                                                                         Unit    Net Assets  Investment     Expense     Total
                                                               Units  Fair Value   (000)    Income Ratio*   Ratio**   Return***
                                                              ------- ---------- ---------- -------------   -------   ---------
Accumulation units, continued:
  Met Investors MIST AIM Mid Cap Core Equity B, Series Q           10 $10.977513   $    -       0.05%        1.95%       9.78%
  Met Investors MIST AIM Mid Cap Core Equity B, Series R           10  10.976269        -       0.05%        2.00%       9.76%
  Met Investors MIST AIM Mid Cap Core Equity B, Series S           10  10.975020        -       0.05%        2.05%       9.75%
  Met Investors MIST AIM Mid Cap Core Equity B, Series T        4,232  10.973778       46       0.05%        2.10%       9.74%
  Met Investors MIST AIM Mid Cap Core Equity B, Series U           10  10.970039        -       0.05%        2.25%       9.70%
  Met Investors MIST AIM Small Cap Growth B                     2,728  11.852311       32       0.00%        1.40%      18.52%
  Met Investors MIST AIM Small Cap Growth B, Series H          12,276  11.855004      146       0.00%        1.30%      18.55%
  Met Investors MIST AIM Small Cap Growth B, Series I          28,117  11.848284      333       0.00%        1.55%      18.48%
  Met Investors MIST AIM Small Cap Growth B, Series J           1,492  11.846939       18       0.00%        1.60%      18.47%
  Met Investors MIST AIM Small Cap Growth B, Series K          40,372  11.845599      478       0.00%        1.65%      18.46%
  Met Investors MIST AIM Small Cap Growth B, Series L           3,696  11.844254       44       0.00%        1.70%      18.44%
  Met Investors MIST AIM Small Cap Growth B, Series M             547  11.842911        6       0.00%        1.75%      18.43%
  Met Investors MIST AIM Small Cap Growth B, Series N           4,289  11.841568       51       0.00%        1.80%      18.42%
  Met Investors MIST AIM Small Cap Growth B, Series O           1,107  11.840229       13       0.00%        1.85%      18.40%
  Met Investors MIST AIM Small Cap Growth B, Series P          18,639  11.838879      221       0.00%        1.90%      18.39%
  Met Investors MIST AIM Small Cap Growth B, Series Q           1,012  11.837543       12       0.00%        1.95%      18.38%
  Met Investors MIST AIM Small Cap Growth B, Series R              10  11.836197        -       0.00%        2.00%      18.36%
  Met Investors MIST AIM Small Cap Growth B, Series S           4,964  11.834858       59       0.00%        2.05%      18.35%
  Met Investors MIST AIM Small Cap Growth B, Series T              10  11.833517        -       0.00%        2.10%      18.34%
  Met Investors MIST AIM Small Cap Growth B, Series U              10  11.829489        -       0.00%        2.25%      18.30%
  Met Investors MIST SSR Concentrated Int'l B                   1,662  10.935611       19       0.08%        1.40%       9.36%
  Met Investors MIST SSR Concentrated Int'l B, Series H         3,571  10.938098       39       0.08%        1.30%       9.38%
  Met Investors MIST SSR Concentrated Int'l B, Series I         4,047  10.931888       44       0.08%        1.55%       9.32%
  Met Investors MIST SSR Concentrated Int'l B, Series J           515  10.930643        6       0.08%        1.60%       9.31%
  Met Investors MIST SSR Concentrated Int'l B, Series K         1,596  10.929396       17       0.08%        1.65%       9.29%
  Met Investors MIST SSR Concentrated Int'l B, Series L         3,352  10.928158       37       0.08%        1.70%       9.28%
  Met Investors MIST SSR Concentrated Int'l B, Series M            10  10.926916        -       0.08%        1.75%       9.27%
  Met Investors MIST SSR Concentrated Int'l B, Series N           977  10.925670       11       0.08%        1.80%       9.26%
  Met Investors MIST SSR Concentrated Int'l B, Series O         2,287  10.924432       25       0.08%        1.85%       9.24%
  Met Investors MIST SSR Concentrated Int'l B, Series P            94  10.923190        1       0.08%        1.90%       9.23%
  Met Investors MIST SSR Concentrated Int'l B, Series Q           868  10.921950        9       0.08%        1.95%       9.22%
  Met Investors MIST SSR Concentrated Int'l B, Series R            10  10.920707        -       0.08%        2.00%       9.21%
  Met Investors MIST SSR Concentrated Int'l B, Series S           766  10.919466        8       0.08%        2.05%       9.19%
  Met Investors MIST SSR Concentrated Int'l B, Series T           247  10.918227        3       0.08%        2.10%       9.18%
  Met Investors MIST SSR Concentrated Int'l B, Series U            10  10.914501        -       0.08%        2.25%       9.15%
  Met Investors Oppenheimer Capital Appreciation B            187,903   8.466912    1,592       0.07%        1.40%      (1.07%)
  Met Investors Oppenheimer Capital Appreciation B, Series H  183,404   8.473531    1,554       0.07%        1.30%      (1.00%)
  Met Investors Oppenheimer Capital Appreciation B, Series I  612,798   8.456989    5,182       0.07%        1.55%      (1.19%)

     * These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced or ceased operations, the investment income ratio is not annualized.

     ** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

     *** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For periods in which a sub-account commenced operations, the total return is calculated as if the sub-account commenced operations on the later of the inception date of the mutual fund, the applicable mutual fund share class or January 1, 2001.

                                                                    (Continued)

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                             FINANCIAL HIGHLIGHTS

                                                                 As of December 31, 2001    For the Year ended December 31, 2001
                                                              ----------------------------- ----------------------------------
                                                                         Unit    Net Assets  Investment     Expense     Total
                                                               Units  Fair Value   (000)    Income Ratio*   Ratio**   Return***
                                                              ------- ---------- ---------- -------------   -------   ---------
Accumulation units, continued:
  Met Investors Oppenheimer Capital Appreciation B, Series J   97,724 $ 8.455399   $  826       0.07%        1.60%      (1.23%)
  Met Investors Oppenheimer Capital Appreciation B, Series K  360,424   8.450379    3,046       0.07%        1.65%      (1.27%)
  Met Investors Oppenheimer Capital Appreciation B, Series L   46,387   8.449647      392       0.07%        1.70%      (1.30%)
  Met Investors Oppenheimer Capital Appreciation B, Series M    4,645   8.454566       39       0.07%        1.75%      (1.34%)
  Met Investors Oppenheimer Capital Appreciation B, Series N  263,517   8.440489    2,224       0.07%        1.80%      (1.38%)
  Met Investors Oppenheimer Capital Appreciation B, Series O   39,784   8.441032      336       0.07%        1.85%      (1.42%)
  Met Investors Oppenheimer Capital Appreciation B, Series P  285,164   8.433892    2,405       0.07%        1.90%      (1.46%)
  Met Investors Oppenheimer Capital Appreciation B, Series Q   54,852   8.435299      463       0.07%        1.95%      (1.50%)
  Met Investors Oppenheimer Capital Appreciation B, Series R       11   8.445763        -       0.07%        2.00%      (1.52%)
  Met Investors Oppenheimer Capital Appreciation B, Series S  397,356   8.424014    3,347       0.07%        2.05%      (1.57%)
  Met Investors Oppenheimer Capital Appreciation B, Series T   40,350   8.426695      340       0.07%        2.10%      (1.61%)
  Met Investors Oppenheimer Capital Appreciation B, Series U       11   8.436969        -       0.07%        2.25%      (1.73%)
  Met Investors PIMCO Money Market B                           31,640  10.154282      321       1.02%        1.40%       1.22%
  Met Investors PIMCO Money Market B, Series H                294,508  10.162217    2,993       1.02%        1.30%       1.29%
  Met Investors PIMCO Money Market B, Series I                431,446  10.142394    4,376       1.02%        1.55%       1.10%
  Met Investors PIMCO Money Market B, Series J                107,384  10.140463    1,089       1.02%        1.60%       1.06%
  Met Investors PIMCO Money Market B, Series K                219,948  10.134478    2,229       1.02%        1.65%       1.02%
  Met Investors PIMCO Money Market B, Series L                 14,466  10.133571      147       1.02%        1.70%       0.98%
  Met Investors PIMCO Money Market B, Series M                 43,082  10.139497      437       1.02%        1.75%       1.16%
  Met Investors PIMCO Money Market B, Series N                258,105  10.122623    2,613       1.02%        1.80%       0.90%
  Met Investors PIMCO Money Market B, Series O                 59,895  10.123246      606       1.02%        1.85%       0.86%
  Met Investors PIMCO Money Market B, Series P                309,736  10.114716    3,133       1.02%        1.90%       0.82%
  Met Investors PIMCO Money Market B, Series Q                  2,519  10.116375       25       1.02%        1.95%       0.78%
  Met Investors PIMCO Money Market B, Series R                 89,518  10.128944      907       1.02%        2.00%       0.98%
  Met Investors PIMCO Money Market B, Series S                155,782  10.102880    1,574       1.02%        2.05%       0.70%
  Met Investors PIMCO Money Market B, Series T                 22,891  10.106064      231       1.02%        2.10%       0.66%
  Met Investors PIMCO Money Market B, Series U                     10  10.118399        -       1.02%        2.25%       0.80%
  Met Investors Janus Aggressive Growth B                      63,661   7.308054      464       0.00%        1.40%      (9.12%)
  Met Investors Janus Aggressive Growth B, Series H           141,262   7.313773    1,033       0.00%        1.30%      (9.05%)
  Met Investors Janus Aggressive Growth B, Series I           375,946   7.299489    2,744       0.00%        1.55%      (9.23%)
  Met Investors Janus Aggressive Growth B, Series J            38,217   7.298115      279       0.00%        1.60%      (9.26%)
  Met Investors Janus Aggressive Growth B, Series K           200,666   7.293775    1,464       0.00%        1.65%      (9.30%)
  Met Investors Janus Aggressive Growth B, Series L            11,507   7.293152       84       0.00%        1.70%      (9.34%)
  Met Investors Janus Aggressive Growth B, Series M               431   7.297407        3       0.00%        1.75%      (9.37%)
  Met Investors Janus Aggressive Growth B, Series N           208,194   7.285235    1,517       0.00%        1.80%      (9.41%)
  Met Investors Janus Aggressive Growth B, Series O            30,383   7.285714      221       0.00%        1.85%      (9.44%)
  Met Investors Janus Aggressive Growth B, Series P           115,485   7.279536      841       0.00%        1.90%      (9.48%)
  Met Investors Janus Aggressive Growth B, Series Q            12,364   7.280760       90       0.00%        1.95%      (9.51%)

     * These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced or ceased operations, the investment income ratio is not annualized.

     ** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

     *** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For periods in which a sub-account commenced operations, the total return is calculated as if the sub-account commenced operations on the later of the inception date of the mutual fund, the applicable mutual fund share class or January 1, 2001.

                                                                    (Continued)

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                             FINANCIAL HIGHLIGHTS


                                                         As of December 31, 2001     For the Year ended December 31, 2001
                                                     ------------------------------- ----------------------------------
                                                               Unit Fair  Net Assets  Investment     Expense     Total
                                                       Units     Value      (000)    Income Ratio*   Ratio**   Return***
                                                     --------- ---------- ---------- -------------   -------   ---------
Accumulation units, continued:
  Met Investors Janus Aggressive Growth B, Series R      2,279 $ 7.289812  $    17       0.00%        2.00%      (9.55%)
  Met Investors Janus Aggressive Growth B, Series S    178,769   7.271012    1,300       0.00%        2.05%      (9.58%)
  Met Investors Janus Aggressive Growth B, Series T     28,976   7.273333      211       0.00%        2.10%      (9.62%)
  Met Investors Janus Aggressive Growth B, Series U         13   7.282231        -       0.00%        2.25%      (9.72%)
  Met Investors PIMCO Total Return                   1,791,686   7.090995   12,705       0.88%        1.40%      (0.31%)
  Met Investors PIMCO Total Return, Series V         2,105,636   7.139437   15,033       0.88%        1.15%      (0.25%)
  Met Investors PIMCO Total Return, Series W            63,459   7.110594      451       0.88%        1.35%      (0.30%)
  Met Investors PIMCO Total Return B                    95,691  10.536235    1,010       2.47%        1.40%       3.69%
  Met Investors PIMCO Total Return B, Series H         262,931  10.544458    2,772       2.47%        1.30%       3.77%
  Met Investors PIMCO Total Return B, Series I         594,267  10.523893    6,254       2.47%        1.55%       3.56%
  Met Investors PIMCO Total Return B, Series J         109,025  10.521924    1,147       2.47%        1.60%       3.52%
  Met Investors PIMCO Total Return B, Series K         355,008  10.515687    3,733       2.47%        1.65%       3.48%
  Met Investors PIMCO Total Return B, Series L          65,421  10.514782      688       2.47%        1.70%       3.44%
  Met Investors PIMCO Total Return B, Series M           1,862  10.520891       20       2.47%        1.75%       3.40%
  Met Investors PIMCO Total Return B, Series N         283,097  10.503380    2,973       2.47%        1.80%       3.36%
  Met Investors PIMCO Total Return B, Series O          64,645  10.504077      679       2.47%        1.85%       3.32%
  Met Investors PIMCO Total Return B, Series P         198,803  10.495175    2,086       2.47%        1.90%       3.28%
  Met Investors PIMCO Total Return B, Series Q          57,492  10.496941      603       2.47%        1.95%       3.24%
  Met Investors PIMCO Total Return B, Series R              10  10.509943        -       2.47%        2.00%       3.20%
  Met Investors PIMCO Total Return B, Series S         333,284  10.482897    3,494       2.47%        2.05%       3.16%
  Met Investors PIMCO Total Return B, Series T           4,143  10.486253       43       2.47%        2.10%       3.12%
  Met Investors PIMCO Total Return B, Series U              10  10.499015        -       2.47%        2.25%       3.00%
  Met Investors PIMCO Innovation B                      44,186   6.093409      269       0.00%        1.40%     (15.77%)
  Met Investors PIMCO Innovation B, Series H            49,114   6.098184      300       0.00%        1.30%     (15.70%)
  Met Investors PIMCO Innovation B, Series I           213,916   6.086250    1,302       0.00%        1.55%     (15.87%)
  Met Investors PIMCO Innovation B, Series J            10,499   6.085109       64       0.00%        1.60%     (15.90%)
  Met Investors PIMCO Innovation B, Series K            99,431   6.081488      605       0.00%        1.65%     (15.94%)
  Met Investors PIMCO Innovation B, Series L             3,463   6.080967       21       0.00%        1.70%     (15.97%)
  Met Investors PIMCO Innovation B, Series M               677   6.084522        4       0.00%        1.75%     (16.00%)
  Met Investors PIMCO Innovation B, Series N            89,301   6.074341      542       0.00%        1.80%     (16.03%)
  Met Investors PIMCO Innovation B, Series O            10,902   6.074755       66       0.00%        1.85%     (16.07%)
  Met Investors PIMCO Innovation B, Series P           101,817   6.069589      618       0.00%        1.90%     (16.10%)
  Met Investors PIMCO Innovation B, Series Q            23,555   6.070623      143       0.00%        1.95%     (16.13%)
  Met Investors PIMCO Innovation B, Series R               941   6.078185        6       0.00%        2.00%     (16.17%)
  Met Investors PIMCO Innovation B, Series S            62,556   6.062465      379       0.00%        2.05%     (16.20%)
  Met Investors PIMCO Innovation B, Series T             9,171   6.064428       56       0.00%        2.10%     (16.23%)
  Met Investors PIMCO Innovation B, Series U                14   6.071856        -       0.00%        2.25%     (16.33%)

     * These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced or ceased operations, the investment income ratio is not annualized.

     ** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

     *** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For periods in which a sub-account commenced operations, the total return is calculated as if the sub-account commenced operations on the later of the inception date of the mutual fund, the applicable mutual fund share class or January 1, 2001.

                                                                    (Continued)

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                             FINANCIAL HIGHLIGHTS


                                                          As of December 31, 2001    For the Year ended December 31, 2001
                                                        ---------------------------- ----------------------------------
                                                                Unit Fair Net Assets  Investment     Expense     Total
                                                         Units    Value     (000)    Income Ratio*   Ratio**   Return***
                                                        ------- --------- ---------- -------------   -------   ---------
Accumulation units, continued:
  Met Investors MFS Mid Cap Growth B                     85,523 $8.236645   $  705       0.00%        1.40%       1.70%
  Met Investors MFS Mid Cap Growth B, Series H          122,871  8.243089    1,013       0.00%        1.30%       1.78%
  Met Investors MFS Mid Cap Growth B, Series I          413,454  8.226988    3,401       0.00%        1.55%       1.58%
  Met Investors MFS Mid Cap Growth B, Series J           51,342  8.225446      422       0.00%        1.60%       1.54%
  Met Investors MFS Mid Cap Growth B, Series K          269,558  8.220557    2,216       0.00%        1.65%       1.50%
  Met Investors MFS Mid Cap Growth B, Series L           23,356  8.219849      192       0.00%        1.70%       1.46%
  Met Investors MFS Mid Cap Growth B, Series M            1,655  8.224634       14       0.00%        1.75%       1.42%
  Met Investors MFS Mid Cap Growth B, Series N          210,432  8.210931    1,728       0.00%        1.80%       1.38%
  Met Investors MFS Mid Cap Growth B, Series O           36,128  8.211448      297       0.00%        1.85%       1.34%
  Met Investors MFS Mid Cap Growth B, Series P          151,658  8.204508    1,244       0.00%        1.90%       1.30%
  Met Investors MFS Mid Cap Growth B, Series Q           25,277  8.205862      207       0.00%        1.95%       1.26%
  Met Investors MFS Mid Cap Growth B, Series R               11  8.216069        -       0.00%        2.00%       1.22%
  Met Investors MFS Mid Cap Growth B, Series S          260,425  8.194891    2,134       0.00%        2.05%       1.18%
  Met Investors MFS Mid Cap Growth B, Series T           17,201  8.197496      141       0.00%        2.10%       1.14%
  Met Investors MFS Mid Cap Growth B, Series U               11  8.207514        -       0.00%        2.25%       1.03%
  Met Investors MFS Research International B             44,262  8.381159      372       0.13%        1.40%      (4.82%)
  Met Investors MFS Research International B, Series H   54,695  8.387714      459       0.13%        1.30%      (4.75%)
  Met Investors MFS Research International B, Series I  253,463  8.371336    2,122       0.13%        1.55%      (4.93%)
  Met Investors MFS Research International B, Series J   41,724  8.369761      349       0.13%        1.60%      (4.97%)
  Met Investors MFS Research International B, Series K  129,004  8.364799    1,079       0.13%        1.65%      (5.01%)
  Met Investors MFS Research International B, Series L   15,668  8.364074      131       0.13%        1.70%      (5.04%)
  Met Investors MFS Research International B, Series M    1,447  8.368935       12       0.13%        1.75%      (5.08%)
  Met Investors MFS Research International B, Series N  127,245  8.354994    1,063       0.13%        1.80%      (5.12%)
  Met Investors MFS Research International B, Series O   22,079  8.355529      184       0.13%        1.85%      (5.16%)
  Met Investors MFS Research International B, Series P   79,785  8.348474      666       0.13%        1.90%      (5.19%)
  Met Investors MFS Research International B, Series Q   14,930  8.349848      125       0.13%        1.95%      (5.23%)
  Met Investors MFS Research International B, Series R    1,845  8.360216       15       0.13%        2.00%      (5.27%)
  Met Investors MFS Research International B, Series S  120,184  8.338689    1,002       0.13%        2.05%      (5.30%)
  Met Investors MFS Research International B, Series T   10,556  8.341342       88       0.13%        2.10%      (5.34%)
  Met Investors MFS Research International B, Series U       11  8.351514        -       0.13%        2.25%      (5.45%)
  AIM V.I. Value Fund                                   544,055  4.227031    2,300       0.14%        1.40%     (11.93%)
  AIM V.I. Capital Appreciation Fund                    236,958  4.487411    1,063       0.00%        1.40%     (21.67%)
  AIM V.I. International Growth Fund                    189,032  3.970154      750       0.34%        1.40%     (21.70%)
  AIM V.I. Balanced Fund                                334,293  4.725155    1,580       1.91%        1.40%     (11.33%)
  MFS Research Series                                   126,396  4.230723      535       1.16%        1.40%      (8.98%)
  MFS Investors Trust Series                             60,869  4.179944      254       0.57%        1.40%     (15.90%)
  MFS New Discovery Series                               90,551  6.688014      606       3.11%        1.40%      19.05%

     * These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced or ceased operations, the investment income ratio is not annualized.

     ** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

     *** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For periods in which a sub-account commenced operations, the total return is calculated as if the sub-account commenced operations on the later of the inception date of the mutual fund, the applicable mutual fund share class or January 1, 2001.

                                                                    (Continued)

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                             FINANCIAL HIGHLIGHTS


                                                         As of December 31, 2001      For the Year ended December 31, 2001
                                                     -------------------------------- ----------------------------------
                                                                   Unit    Net Assets  Investment     Expense     Total
                                                       Units    Fair Value   (000)    Income Ratio*   Ratio**   Return***
                                                     ---------- ---------- ---------- -------------   -------   ---------
Accumulation units, continued:
  Oppenheimer Main Street Growth & Income Fund          552,681 $ 4.249357  $  2,349       0.53%       1.40%     (10.63%)
  Oppenheimer Bond Fund                                  66,734   5.569685       372       7.36%       1.40%       7.24%
  Oppenheimer Strategic Bond Fund                        60,360   5.366765       324       2.21%       1.40%       3.49%
  Oppenheimer Main Street Small Capital Growth Fund      26,017   6.152061       160       0.00%       1.40%       2.07%
  Oppenheimer Money Fund                                164,326   5.428818       892       3.88%       1.40%       2.42%
  Fidelity VIP II Asset Manager                       4,283,516   9.036739    38,710       4.32%       1.40%      (5.08%)
  Fidelity VIP II Asset Manager, Series AA              967,544   8.942650     8,652       4.32%       0.89%      (4.95%)
  Fidelity VIP II Asset Manager, Series W            11,212,634   9.059545   101,581       4.32%       1.35%      (5.20%)
  Fidelity VIP II Asset Manager, Series ZZZ           4,558,645   8.959729    40,844       4.32%       1.35%      (6.25%)
  Fidelity VIP Growth                                 4,015,276  13.087145    52,548       0.08%       1.40%     (18.20%)
  Fidelity VIP Growth, Series AA                      1,584,870  12.906896    20,456       0.08%       0.89%     (18.45%)
  Fidelity VIP Growth, Series V                       1,469,690  13.002973    19,110       0.08%       1.15%     (15.40%)
  Fidelity VIP Growth, Series W                      13,869,929  13.115987   181,918       0.08%       1.35%     (18.33%)
  Fidelity VIP Growth, Series ZZZ                     4,076,057  13.060543    53,236       0.08%       1.35%     (18.67%)
  Fidelity VIP II Contrafund                          3,116,969  11.563481    36,043       0.78%       1.40%      (7.08%)
  Fidelity VIP II Contrafund, Series AA                 496,848   6.388116     3,174       0.78%       0.89%     (15.42%)
  Fidelity VIP II Contrafund, Series W               15,567,610  11.589333   180,418       0.78%       1.35%      (7.13%)
  Fidelity VIP Overseas                                 996,908   7.326839     7,304       5.65%       1.40%     (22.43%)
  Fidelity VIP Overseas, Series V                     1,144,011   6.339913     7,253       5.65%       1.15%     (21.26%)
  Fidelity VIP Overseas, Series W                        87,408   7.345516       642       5.65%       1.35%     (22.53%)
  Fidelity VIP Equity-Income                          3,242,873  10.133098    32,860       5.65%       1.40%      (0.96%)
  Fidelity VIP II Index 500                           4,050,157  13.043759    52,829       1.19%       1.40%     (12.74%)
  Fidelity VIP II Index 500, Series AA                1,127,223  13.025584    14,683       1.19%       0.89%     (13.79%)
  Fidelity VIP II Index 500, Series W                12,576,542  13.071562   164,395       1.19%       1.35%     (12.88%)
  Fidelity VIP II Index 500, Series ZZZ               1,973,844  13.118647    25,894       1.19%       1.35%     (11.98%)
  Fidelity VIP Money Market                           1,735,628   6.763966    11,739       4.05%       1.40%       3.06%
  Fidelity VIP Money Market, Series AA                  160,039   7.016880     1,123       4.05%       0.89%       7.92%
  Fidelity VIP Money Market, Series V                   232,540   6.934436     1,613       4.05%       1.15%       2.63%
  Fidelity VIP Money Market, Series W                 2,605,363   6.806343    17,733       4.05%       1.35%       3.08%
  Fidelity VIP Money Market, Series ZZZ                 338,843   6.820909     2,311       4.05%       1.35%       2.59%
  Scudder I International                                94,459   6.677491       631       0.41%       1.40%      (8.07%)
  Scudder I International, Series W                   2,466,404   6.693055    16,508       0.41%       1.35%      (3.38%)
  MetLife Janus Mid Cap                                 501,084   2.067437     1,036       0.00%       1.40%     (38.21%)
  MetLife Russell 2000 Index                             89,476   4.562306       408       0.26%       1.40%      (0.55%)
  MetLife Putnam International Stock                     94,368   3.482701       329       0.28%       1.40%     (21.72%)
  MetLife Putnam Large Cap Growth                       190,680   2.415228       461       0.00%       1.40%     (31.81%)
  MetLife Loomis Sayles High Yield                       17,973   4.656099        84      13.15%       1.40%      (2.68%)

     * These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced or ceased operations, the investment income ratio is not annualized.

     ** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

     *** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For periods in which a sub-account commenced operations, the total return is calculated as if the sub-account commenced operations on the later of the inception date of the mutual fund, the applicable mutual fund share class or January 1, 2001.

                                                                    (Continued)

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                             FINANCIAL HIGHLIGHTS


                                                    As of December 31, 2001     For the Year ended December 31, 2001
                                                ------------------------------- ----------------------------------
                                                             Unit    Net Assets  Investment     Expense     Total
                                                  Units   Fair Value   (000)    Income Ratio*   Ratio**   Return***
                                                --------- ---------- ---------- -------------   -------   ---------
Accumulation units, continued:
  MetLife Stock Index B                             4,339 $10.849814  $    47        0.00%       1.40%     (14.76%)
  MetLife Stock Index B, Series H                  18,920  10.852281      205        0.00%       1.30%     (14.68%)
  MetLife Stock Index B, Series I                  60,513  10.846117      656        0.00%       1.55%     (14.89%)
  MetLife Stock Index B, Series J                   2,734  10.844886       30        0.00%       1.60%     (14.93%)
  MetLife Stock Index B, Series K                  18,877  10.843650      205        0.00%       1.65%     (14.98%)
  MetLife Stock Index B, Series L                   8,266  10.842420       90        0.00%       1.70%     (15.02%)
  MetLife Stock Index B, Series M                      10  10.841188        -        0.00%       1.75%     (15.06%)
  MetLife Stock Index B, Series N                   6,382  10.839954       69        0.00%       1.80%     (15.11%)
  MetLife Stock Index B, Series O                   6,993  10.838729       76        0.00%       1.85%     (15.15%)
  MetLife Stock Index B, Series P                  20,493  10.837498      222        0.00%       1.90%     (15.19%)
  MetLife Stock Index B, Series Q                   2,363  10.836267       26        0.00%       1.95%     (15.23%)
  MetLife Stock Index B, Series R                      10  10.835035        -        0.00%       2.00%     (15.28%)
  MetLife Stock Index B, Series S                  13,284  10.833803      144        0.00%       2.05%     (15.32%)
  MetLife Stock Index B, Series T                   3,252  10.832576       35        0.00%       2.10%     (15.36%)
  MetLife Stock Index B, Series U                      10  10.828879        -        0.00%       2.25%     (15.49%)
  Van Kampen Emerging Growth Fund                 174,665   4.821098      842        0.00%       1.40%       7.33%
  Van Kampen Enterprise Portfolio                  68,149   3.911636      267        0.18%       1.40%      (7.70%)
  Van Kampen Strategic Stock Fund                  60,282   4.731900      285        0.00%       1.40%     (10.30%)
  Federated Equity Income Fund II                 116,932   4.191007      490        1.76%       1.40%     (11.74%)
  Federated High Income Bond Fund                  60,212   4.508910      271       11.35%       1.40%      (0.75%)
  Federated American Leaders Fund II              249,732   4.652030    1,162        1.29%       1.40%      (6.74%)
  Federated Growth Strategic Fund II               55,308   4.250258      235        1.75%       1.40%     (20.15%)
  Neuberger Berman Genesis                        478,656   6.931356    3,318        0.00%       0.89%       1.24%
  Neuberger Berman Partners                       295,027   5.364424    1,583        0.19%       0.89%      (2.45%)
  Alger Small Capitalization                    2,037,424   5.950023   12,123        0.05%       1.40%     (23.56%)
  Alger Small Capitalization, Series W          7,337,073   5.964960   43,765        0.05%       1.35%     (23.58%)
  T. Rowe Growth                                  656,181  62.605277   41,080        0.19%       0.89%      (2.53%)
  T. Rowe International                           664,996   8.507886    5,658        1.55%       0.89%     (22.60%)
  T. Rowe Prime Reserve                            91,744  16.441855    1,508        3.83%       0.89%       3.02%
  Janus Aspen Worldwide Growth                  1,246,925   6.676865    8,326        0.48%       0.89%     (23.37%)
  New England Zenith Davis Venture E              188,512  10.156586    1,916        0.00%       1.40%     (12.45%)
  New England Zenith Davis Venture E, Series H    226,063  10.164523    2,298        0.00%       1.30%     (12.36%)
  New England Zenith Davis Venture E, Series I    642,550  10.144691    6,518        0.00%       1.55%     (12.58%)
  New England Zenith Davis Venture E, Series J     82,802  10.142784      840        0.00%       1.60%     (12.62%)
  New England Zenith Davis Venture E, Series K    411,598  10.136771    4,172        0.00%       1.65%     (12.67%)
  New England Zenith Davis Venture E, Series L     72,352  10.135898      733        0.00%       1.70%     (12.71%)
  New England Zenith Davis Venture E, Series M      2,186  10.141791       22        0.00%       1.75%     (12.75%)
  New England Zenith Davis Venture E, Series N    348,124  10.124913    3,525        0.00%       1.80%     (12.80%)

     * These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced or ceased operations, the investment income ratio is not annualized.

     ** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

     *** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For periods in which a sub-account commenced operations, the total return is calculated as if the sub-account commenced operations on the later of the inception date of the mutual fund, the applicable mutual fund share class or January 1, 2001.

                                                                    (Continued)

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                             FINANCIAL HIGHLIGHTS

                                                                As of December 31, 2001    For the Year ended December 31, 2001
                                                             ----------------------------- ----------------------------------
                                                                        Unit    Net Assets  Investment     Expense     Total
                                                              Units  Fair Value   (000)    Income Ratio*   Ratio**   Return***
                                                             ------- ---------- ---------- -------------   -------   ---------
Accumulation units, continued:
  New England Zenith Davis Venture E, Series O                42,180 $10.125565   $  427       0.00%        1.85%     (12.84%)
  New England Zenith Davis Venture E, Series P               286,807  10.116997    2,902       0.00%        1.90%     (12.89%)
  New England Zenith Davis Venture E, Series Q                34,418  10.118686      348       0.00%        1.95%     (12.93%)
  New England Zenith Davis Venture E, Series R                 1,610  10.131238       16       0.00%        2.00%     (12.97%)
  New England Zenith Davis Venture E, Series S               264,065  10.105156    2,668       0.00%        2.05%     (13.02%)
  New England Zenith Davis Venture E, Series T                45,757  10.108370      463       0.00%        2.10%     (13.06%)
  New England Zenith Davis Venture E, Series U                    10  10.120696        -       0.00%        2.25%     (13.19%)
  New England Zenith Harris Oakmark Focused Value            100,592  11.947753    1,203       0.00%        1.40%      25.66%
  New England Zenith Harris Oakmark Focused Value, Series H  161,190  11.957073    1,927       0.00%        1.30%      25.79%
  New England Zenith Harris Oakmark Focused Value, Series I  485,067  11.933782    5,789       0.00%        1.55%      25.47%
  New England Zenith Harris Oakmark Focused Value, Series J   67,213  11.931546      802       0.00%        1.60%      25.41%
  New England Zenith Harris Oakmark Focused Value, Series K  285,336  11.924478    3,402       0.00%        1.65%      25.35%
  New England Zenith Harris Oakmark Focused Value, Series L   52,755  11.923451      629       0.00%        1.70%      25.28%
  New England Zenith Harris Oakmark Focused Value, Series M    6,246  11.930366       75       0.00%        1.75%      25.22%
  New England Zenith Harris Oakmark Focused Value, Series N  252,316  11.910526    3,005       0.00%        1.80%      25.16%
  New England Zenith Harris Oakmark Focused Value, Series O   35,600  11.911307      424       0.00%        1.85%      25.09%
  New England Zenith Harris Oakmark Focused Value, Series P  174,141  11.901244    2,072       0.00%        1.90%      25.03%
  New England Zenith Harris Oakmark Focused Value, Series Q   28,734  11.903225      342       0.00%        1.95%      24.97%
  New England Zenith Harris Oakmark Focused Value, Series R        9  11.917960        -       0.00%        2.00%      24.91%
  New England Zenith Harris Oakmark Focused Value, Series S  190,105  11.887327    2,260       0.00%        2.05%      24.84%
  New England Zenith Harris Oakmark Focused Value, Series T   24,632  11.891112      293       0.00%        2.10%      24.78%
  New England Zenith Harris Oakmark Focused Value, Series U        9  11.905572        -       0.00%        2.25%      24.59%
  Security First Trust Bond                                        -          -        -       0.75%        1.40%       1.83%
  Security First Trust Bond, Series AA                             -          -        -       0.75%        0.89%       1.89%
  Security First Trust Bond, Series W                              -          -        -       0.75%        1.35%       1.84%
  Security First Trust Bond, Series ZZZ                            -          -        -       0.75%        1.35%       1.84%
  Security First Trust T. Rowe Growth & Income                     -          -        -       0.17%        1.40%       2.69%
  Security First Trust T. Rowe Growth & Income, Series AA          -          -        -       0.17%        0.89%       2.75%
  Security First Trust T. Rowe Growth & Income, Series W           -          -        -       0.17%        1.35%       2.70%
  Security First Trust T. Rowe Growth & Income, Series ZZZ         -          -        -       0.17%        1.35%       2.70%
  Security First Trust U.S Government                              -          -        -       0.00%        1.40%       1.11%
  Security First Trust U.S Government, Series V                    -          -        -       0.00%        1.15%       1.14%
  Security First Trust U.S Government, Series W                    -          -        -       0.00%        1.35%       1.12%
  Security First Trust Equity                                      -          -        -       0.00%        1.40%      (5.05%)
  Security First Trust Equity, Series V                            -          -        -       0.00%        1.15%      (5.02%)

     * These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced or ceased operations, the investment income ratio is not annualized.

     ** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

     *** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For periods in which a sub-account commenced operations, the total return is calculated as if the sub-account commenced operations on the later of the inception date of the mutual fund, the applicable mutual fund share class or January 1, 2001.

                    MetLife Investors USA Insurance Company
               (Formerly Security First Life Insurance Company)
         (a wholly owned subsidiary of MetLife Investors Group, Inc.)
                             Financial Statements
                       December 31, 2002, 2001, and 2000
                                      and
                         Independent Auditors' Report

      Independent Auditors' Report

      The Board of Directors
      MetLife Investors USA Insurance Company
      (Formerly Security First Life Insurance Company)
      (a wholly owned subsidiary of MetLife Investors Group, Inc.)

      We have audited the accompanying balance sheets of MetLife Investors USA Insurance Company (formerly Security First Life Insurance Company) (the "Company") as of December 31, 2002 and 2001, and the related statements of income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2002. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the financial statements based on our audits.

      We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of MetLife Investors USA Insurance Company as of December 31, 2002 and 2001, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2002 in conformity with accounting principles generally accepted in the United States of America.

      /s/  DELOITTE & TOUCHE, LLP

      Tampa, Florida
      March 7, 2003

                       METLIFE INVESTORS USA INSURANCE COMPANY
                  (Formerly Security First Life Insurance Company)
            (a wholly owned subsidiary of MetLife Investors Group, Inc.)
                                   BALANCE SHEETS
                             DECEMBER 31, 2002 and 2001
               (Dollars in thousands, except share and per share data)

                                                                 2002       2001
                                                              ---------- ----------
ASSETS
Investments:
  Fixed maturities available-for-sale, at fair value
   (amortized cost $ 2,511,089 and $1,871,519, respectively)  $2,599,321 $1,886,491
  Equity securities, at fair value (cost $1,735 and $1,957,
   respectively)                                                   1,929      1,529
  Mortgage loans on real estate                                  437,721    429,876
  Policy loans                                                    37,933     39,287
  Other limited partnership interests                              4,348          -
  Short-term investments                                          63,340      9,837
  Other invested assets                                                2      7,385
                                                              ---------- ----------
   Total investments                                           3,144,594  2,374,405
Cash and cash equivalents                                         41,452    150,454
Accrued investment income                                         32,165     26,890
Premiums and other receivables                                    36,703     36,323
Deferred policy acquisition costs                                272,242    181,256
Current income taxes receivable                                   26,650      9,249
Other assets                                                      41,694      2,411
Separate account assets                                        2,597,620  1,863,745
                                                              ---------- ----------
   Total assets                                               $6,193,120 $4,644,733
                                                              ========== ==========

LIABILITIES AND STOCKHOLDERS' EQUITY
Liabilities:
  Future policy benefits                                      $  118,928 $  107,254
  Policyholder account balances                                2,837,425  2,283,320
  Other policyholder funds                                         2,839      1,178
  Long-term debt                                                  35,000     35,000
  Deferred income taxes payable                                   14,590     26,070
  Payables under securities loaned transactions                  224,569          -
  Other liabilities                                              154,389    136,558
  Separate account liabilities                                 2,597,620  1,863,745
                                                              ---------- ----------
   Total liabilities                                           5,985,360  4,453,125
                                                              ========== ==========

Commitments and contingencies (Note 7)

Stockholder's Equity:
Preferred stock, par value $1.00 per share; 1,000,000
   shares authorized; 200,000 issued and outstanding                 200        200
Common stock, par value $200.00 per share; 15,000
   shares authorized; 11,000 shares issued and outstanding         2,300      2,300
Additional paid-in capital                                        48,047     48,047
Retained earnings                                                126,001    134,960
Accumulated other comprehensive income                            31,212      6,101
                                                              ---------- ----------
   Total stockholder's equity                                    207,760    191,608
                                                              ---------- ----------
   Total liabilities and stockholder's equity                 $6,193,120 $4,644,733
                                                              ========== ==========

                   See accompanying notes to financial statements.

                       METLIFE INVESTORS USA INSURANCE COMPANY
                  (Formerly Security First Life Insurance Company)
            (a wholly owned subsidiary of MetLife Investors Group, Inc.)
                                STATEMENTS OF INCOME
                FOR THE YEARS ENDED DECEMBER 31, 2002, 2001, and 2000
                               (Dollars in thousands)

                                                                2002      2001      2000
                                                              --------  --------  --------
REVENUES
Premiums                                                      $ 23,961  $ 15,915  $ 19,048
Universal life and investment-type product policy fees          33,761    20,515    39,354
Net investment income                                          173,340   173,745   168,789
Other revenues                                                     792     2,243     3,004
Net investment losses                                          (36,130)  (13,129)   (7,871)
                                                              --------  --------  --------
   Total revenues                                              195,724   199,289   222,324
                                                              --------  --------  --------

EXPENSES
Policyholder benefits and claims                                30,968    18,009    22,731
Interest credited to policyholder account balances             122,802   123,354   106,897
Other expenses                                                  59,947   104,128    64,980
                                                              --------  --------  --------
   Total expenses                                              213,717   245,491   194,608
                                                              --------  --------  --------

Net (loss) income before (benefit) provision for income taxes  (17,993)  (46,202)   27,716
(Benefit) provision for income taxes                            (9,034)  (18,856)    6,776
                                                              --------  --------  --------
Net (loss) income                                             $ (8,959) $(27,346) $ 20,940
                                                              ========  ========  ========




                   See accompanying notes to financial statements.

                       METLIFE INVESTORS USA INSURANCE COMPANY
                  (Formerly Security First Life Insurance Company)
            (a wholly owned subsidiary of MetLife Investors Group, Inc.)
                         STATEMENTS OF STOCKHOLDER'S EQUITY
                FOR THE YEARS ENDED DECEMBER 31, 2002, 2001, and 2000
                               (Dollars in thousands)

                                                                                       Accumulated
                                                                 Additional               Other
                                                Preferred Common  Paid-in   Retained  Comprehensive
                                                  Stock   Stock   Capital   Earnings  Income (Loss)   Total
                                                --------- ------ ---------- --------  ------------- --------
Balance at December 31, 1999                      $200    $2,300  $48,047   $161,266    $(12,408)   $199,405
Comprehensive income:
 Net income                                                                   20,940                  20,940
 Other comprehensive income:
   Unrealized investment gains, net of related
     offsets, reclassification adjustments and
     income taxes                                                                         11,667      11,667
                                                                                                    --------
 Comprehensive income                                                                                 32,607
                                                ------------------------------------------------------------
Balance at December 31, 2000                       200     2,300   48,047    182,206        (741)    232,012
 Dividends on common stock                                                   (18,688)                (18,688)
 Dividends on preferred stock                                                 (1,212)                 (1,212)
Comprehensive loss:
 Net loss                                                                    (27,346)                (27,346)
 Other comprehensive income:
   Unrealized investment gains, net of related
     offsets, reclassification adjustments and
     income taxes                                                                          6,842       6,842
                                                                                                    --------
 Comprehensive loss                                                                                  (20,504)
                                                ------------------------------------------------------------
Balance at December 31, 2001                       200     2,300   48,047    134,960       6,101     191,608
Comprehensive income:
 Net loss                                                                     (8,959)                 (8,959)
 Other comprehensive income:
   Unrealized investment gains, net of related
     offsets, reclassification adjustments and
     income taxes                                                                         25,111      25,111
                                                                                                    --------
 Comprehensive income                                                                                 16,152
                                                                                                    --------
Balance at December 31, 2002                      $200    $2,300  $48,047   $126,001    $ 31,212    $207,760
                                                ============================================================


                   See accompanying notes to financial statements.

                       METLIFE INVESTORS USA INSURANCE COMPANY
                  (Formerly Security First Life Insurance Company)
            (a wholly owned subsidiary of MetLife Investors Group, Inc.)
                              STATEMENTS OF CASH FLOWS
                FOR THE YEARS ENDED DECEMBER 31, 2002, 2001, and 2000
                               (Dollars in thousands)

                                                                                  2002        2001       2000
                                                                              -----------  ---------  ---------
Cash flows from operating activities
Net (loss) income                                                             $    (8,959) $ (27,346) $  20,940
 Adjustments to reconcile net (loss) income to net cash provided by operating activities:
   Depreciation and amortization expenses                                               -       (397)    (2,122)
   Amortization of premiums and accretion of discounts associated with
     investments, net                                                               4,930       (328)         -
   Losses from sale of investments, net                                            36,130     13,129      7,871
   Interest credited to other policyholder account balances                       122,802    123,354    106,897
   Universal life and investment-type product policy fees                         (33,761)   (20,515)   (39,354)
   Change in accrued investment income                                             (5,275)       491      6,042
   Change in premiums and other receivables                                         3,304    (36,323)         -
   Change in deferred policy acquisition costs, net                              (126,822)   (22,550)    (4,465)
   Change in insurance-related liabilities                                         10,859    108,432          -
   Change in income taxes payable                                                 (42,048)   (16,668)         -
   Change in other liabilities                                                     53,133    113,189      5,256
   Other, net                                                                      15,485     38,885     20,841
                                                                              -----------  ---------  ---------
Net cash provided by operating activities                                          29,778    273,353    121,906
                                                                              -----------  ---------  ---------
Cash flows from investing activities
 Sales, maturities and repayments of:
   Fixed maturities                                                               819,352    322,789    642,074
   Equity securities                                                                    -        415          -
   Mortgage loans on real estate                                                   22,476     18,033     31,073
 Purchases of:
   Fixed maturities                                                            (1,536,851)  (431,412)  (550,405)
   Equity securities                                                                 (299)      (413)         -
   Mortgage loans on real estate                                                  (31,833)   (23,898)  (102,024)
 Other limited partnership interests                                               (4,348)         -          -
 Net change in short-term investments                                             (53,503)    48,090      8,453
 Net change in policy loans                                                         1,354     (1,379)    (5,628)
 Net change in payable under securities loaned transactions                       224,569          -          -
 Other, net                                                                         7,529     (1,818)       133
                                                                              -----------  ---------  ---------
Net cash (used in) provided by investing activities                              (551,554)   (69,593)    23,676
                                                                              -----------  ---------  ---------

Cash flows from financing activities
 Policyholder account balances:
   Deposits                                                                     1,971,628    740,651    706,625
   Withdrawals                                                                 (1,558,854)  (774,891)  (853,530)
 Long-term debt repaid                                                                  -          -       (400)
 Dividends on preferred stock                                                           -     (1,212)         -
 Dividends on common stock                                                              -    (18,688)         -
                                                                              -----------  ---------  ---------
Net cash provided by (used in) financing activities                               412,774    (54,140)  (147,305)
                                                                              -----------  ---------  ---------
Change in cash and cash equivalents                                              (109,002)   149,620     (1,723)
Cash and cash equivalents, beginning of year                                      150,454        834      2,557
                                                                              -----------  ---------  ---------
Cash and cash equivalents, end of year                                        $    41,452  $ 150,454  $     834
                                                                              ===========  =========  =========
Supplemental disclosures of cash flow information:
 Cash paid during the year for:
   Interest                                                                   $     1,640  $   2,196  $   1,970
                                                                              ===========  =========  =========
   Income Taxes                                                               $    28,256  $     399  $   5,437
                                                                              ===========  =========  =========

                   See accompanying notes to financial statements.

                       METLIFE INVESTORS USA INSURANCE COMPANY
                  (Formerly Security First Life Insurance Company)
            (a wholly owned subsidiary of MetLife Investors Group, Inc.)
                            NOTES TO FINANCIAL STATEMENTS

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      Business

      MetLife Investors USA Insurance Company (formerly Security First Life Insurance Company) (the "Company"), a Delaware domiciled life insurance company is a wholly owned subsidiary of MetLife Investors Group, Inc. ("MLIG"). MLIG is a wholly owned subsidiary of MetLife, Inc. ("MetLife"). At December 31, 2002, MLIG was sold from Metropolitan Life Insurance Company ("Metropolitan Life") to MetLife. The Company markets, administers and insures a broad range of term life insurance policies and variable and fixed annuity contracts.

      Basis of Presentation

      The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The Delaware State Insurance Department (the "Department") recognizes only statutory accounting practices for determining and reporting the financial condition and results of operations of an insurance company for determining solvency under the Delaware Insurance Law. No consideration is given by the Department to financial statements prepared in accordance with GAAP in making such determination.

      The preparation of financial statements in conformity with GAAP requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the financial statements. The significant accounting policies, estimates and related judgments underlying the Company's financial statements are summarized below. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's businesses and operations.

      Certain amounts in the prior years' consolidated financial statements have been reclassified to conform with the 2002 presentation.

      Investments

      The Company's principal investments are in fixed maturities and mortgage loans, both of which are exposed to three primary sources of investment risk: credit, interest rate and market valuation. The financial statement risks are those associated with the recognition of impairments and income, as well as the determination of fair values. The assessment of whether such impairment has occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in fair value. Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential.

      Considerations used by the Company in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the market value has been below amortized cost; (ii) the potential for impairments of securities when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments of securities where the issuer, series of issuers or industry has suffered a catastrophic type of loss or has exhausted natural resources; and (vi) other subjective factors, including concentrations and information obtained from regulators and rating agencies. In addition, the earnings on certain investments are dependent upon market conditions which could result in prepayments and changes in amounts to be earned due to changing interest rates or equity markets. The determination of fair values in the absence of quoted market values are based on valuation methodologies and assumptions deemed appropriate in the circumstances. The use of different assumptions may have a material effect on the estimated fair value amounts.

      The Company's fixed maturity and equity securities are classified as available-for-sale and are reported at their estimated fair value. Unrealized investment gains and losses on securities are recorded as a separate component of other comprehensive income or loss, net of policyholder related amounts and deferred income taxes. The cost of fixed maturity and equity securities is adjusted for impairments in value deemed to be other-than-temporary. These adjustments are recorded as investment losses. Investment gains and losses on sales of securities are determined on a specific identification basis. All security transactions are recorded on a trade date basis.

      Mortgage loans on real estate are stated at amortized cost, net of valuation allowances. Valuation allowances are established for the excess carrying value of the mortgage loan over its estimated fair value when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Valuation allowances are included in net investment gains and losses and are based upon the present value of expected future cash flows discounted at the loan's original effective interest rate or the collateral value if the loan is collateral dependent. Interest income earned on impaired loans is accrued on the principal amount of the loan based on the loan's contractual interest rate. However, interest ceases to be accrued for loans on which interest is generally more than 60 days past due and/or where the collection of the interest is not considered probable. Cash receipts on impaired loans are recorded as a reduction of the recorded asset.

      Policy loans are stated at unpaid principal balances.

      Short-term investments are stated at amortized cost, which approximates fair value.

      Other invested assets are reported at their estimated fair value.

      Derivative Instruments

      The Company uses derivative instruments to manage risk through one of four principal risk management strategies: (i) the hedging of liabilities, (ii) invested assets, (iii) portfolios of assets or liabilities and (iv) firm commitments and forecasted transactions. Additionally, the Company enters into income generation and replication derivative transactions as permitted by its derivatives use. The Company employs caps in its derivative hedging strategy.

      On the date the Company enters into a derivative contract, management designates the derivative as a hedge of the identified exposure (fair value, cash flow or foreign currency). If a derivative does not qualify as a hedge, according to Statement of Financial Accounting Standards ("SFAS") No. 133, Accounting for Derivative Instruments and Hedging Activities, as amended ("SFAS 133"), the derivative is recorded at fair value and changes in its fair value are generally reported in net investment gains or losses.

      The Company formally documents all relationships between hedging instruments and hedged items, as well as its risk management objective and strategy for undertaking various hedge transactions. In this documentation, the Company specifically identifies the asset, liability, firm commitment, or forecasted transaction that has been designated as a hedged item and states how the hedging instrument is expected to hedge the risks related to the hedged item. The Company formally measures effectiveness of its hedging relationships both at the hedge inception and on an ongoing basis in accordance with its risk management policy. The Company generally determines hedge effectiveness based on total changes in fair value of a derivative instrument. The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedged item, (ii) the derivative expires or is sold, terminated, or exercised, (iii) the derivative is de-designated as a hedge instrument, (iv) it is probable that the forecasted transaction will not occur, (v) a hedged firm commitment no longer meets the definition of a firm commitment, or (vi) management determines that designation of the derivative as a hedge instrument is no longer appropriate.

      The Company may enter into contracts that are not themselves derivative instruments but contain embedded derivatives. For each contract, the Company assesses whether the economic characteristics of the embedded derivative are clearly and closely related to those of the host contract and determines whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument.

      Cash and Cash Equivalents

      The Company considers all investments purchased with an original maturity of three months or less to be cash equivalents.

      Deferred Policy Acquisition Costs

      The Company incurs significant costs in connection with acquiring new insurance business. These costs, which vary with, and are primarily related to, the production of new business, are deferred. The recovery of such costs is dependent on the future profitability of the related business. The amount of future profit is dependent principally on investment returns, mortality, morbidity, persistency, expenses to administer the business creditworthiness of reinsurance counterparties and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns are most likely to impact the rate of amortization of such costs. The aforementioned factors enter into management's estimates of gross profits, which generally are used to amortize certain of such costs. Revisions to estimates result in changes to the amounts expensed in the reporting period in which the revisions are made and could result in the impairment of the asset and a charge to income if estimated future gross profits are less than amounts deferred. In addition, the Company utilizes the reversion to the mean assumption, a standard industry practice, in its determination of the amortization of deferred policy acquisition costs.

      Costs, which consist principally of commissions, and policy issue expenses, are amortized with interest over the expected life of the contract for universal life and investment-type products. Generally, deferred policy acquisition costs are amortized in proportion to the present value of estimated gross profits from investment, mortality, expense margins, and surrender charges. Interest rates are based on rates in effect at the inception or acquisition of the contracts.

      Actual margins or gross profits can vary from management's estimates resulting in increases or decreases in the rate of amortization. Management utilizes the reversion to the mean assumption, a standard industry practice, in its determination of the amortization of deferred policy acquisition costs. This practice assumes that the expectation for long-term appreciation is not changed by minor short-term market fluctuations, but that it does change when large interim deviations have occurred. Management periodically updates these estimates and evaluates the recoverability of deferred policy acquisition costs. When appropriate, management revises its assumptions of the estimated gross profits of these contracts, and the cumulative amortization is re-estimated and adjusted by a cumulative charge or credit to current operations.

      Deferred policy acquisition costs for non-participating traditional life and annuity policies with life contingencies are amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are made at the date of policy issuance or acquisition and are consistently applied during the lives of the contracts. Deviations from estimated experience are included in operations when they occur. For these contracts, the amortization period is typically the estimated life of the policy.

      Policy acquisition costs related to internally replaced contracts are expensed at the date of replacement.

      Information regarding deferred policy acquisition costs is as follows:

                                          Years ended December 31,
                                         ---------------------------
                                           2002     2001      2000
                                         -------- --------  --------
                                           (Dollars in thousands)
            Balance at January 1         $181,256 $164,905  $182,734
            Capitalizations               128,517    7,579    15,035
                                         -------- --------  --------
               Total                      309,773  172,484   197,769
                                         -------- --------  --------
            Amortization allocated to:
             Unrealized investment gains   35,836    6,199    22,294
             Other expenses                 1,695  (14,971)   10,570
                                         -------- --------  --------
               Total amortization          37,531   (8,772)   32,864
                                         -------- --------  --------
            Balance at December 31       $272,242 $181,256  $164,905
                                         ======== ========  ========

      Amortization of deferred policy acquisition costs is allocated to (i) unrealized investment gains and losses to provide information regarding the amount that would have been amortized if such gains and losses had been recognized and (ii) other expenses to provide amounts related to the gross profits originating from transactions other than investment gains and losses.

      Investment gains and losses related to certain products have a direct impact on the amortization of deferred policy acquisition costs. Presenting investment gains and losses net of related amortization of deferred policy acquisition costs provides information useful in evaluating the operating performance of the Company. This presentation may not be comparable to presentations made by other insurers.

      Future Policy Benefits and Policyholder Account Balances

      The Company establishes liabilities for amounts payable under insurance policies, including traditional life insurance and annuities. Generally, amounts are payable over an extended period of time and the profitability of the products is dependent on the pricing of the products. Principal assumptions used in pricing policies and in the establishment of liabilities for future policy benefits are mortality, morbidity, expenses, persistency, investment returns and inflation. Differences between the actual experience and assumptions used in pricing the policies and in the establishment of liabilities result in variances in profit and could result in losses.

      Future policy benefit liabilities for traditional annuities are equal to accumulated contractholder fund balances during the accumulation period and the present value of expected future payments after annuitization. Interest rates used in establishing such liabilities range from 5% to 9%.

      Policyholder account balances for universal life and investment-type contracts are equal to the policy account values, which consist of an accumulation of gross premium payments plus credited interest, ranging from 3% to 12%, less expenses, mortality charges and withdrawals.

      Recognition of Insurance Revenue and Related Benefits

      Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due. Benefits and expenses are provided against such revenues to recognize profits over the estimated lives of the policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into operations in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

      Deposits related to universal life and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of amounts assessed against policyholder account balances for mortality, policy administration and surrender charges and are recognized in the period in which services are provided. Amounts that are charged to operations include interest credited and benefit claims incurred in excess of related policyholder account balances.

      Other Revenues

      Other revenues include asset management and advisory fees and administrative service fees. Such fees and commissions are recognized in the period in which services are performed.

      Income Taxes

      The Company applies the concepts of SFAS No. 109 Accounting for Income Taxes ("SFAS 109"), which establishes deferred tax assets and liabilities based upon the difference between the financial statement and tax bases of assets and liabilities using the enacted tax rates in effect for the year in which the differences are expected to reverse. SFAS No. 109 allows recognition of deferred tax assets if future realization of the tax benefit is more likely than not, with a valuation allowance for the portion that is not likely to be realized.

      Reinsurance

      The Company has reinsured certain of its life insurance contracts with other insurance companies under various agreements. Amounts due from reinsurers are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Policy and contract liabilities are reported gross of reinsurance credits. Deferred policy acquisition costs are reduced by amounts recovered under reinsurance contracts. Amounts received from reinsurers for policy administration are reported in other revenues.

      Separate Accounts

      Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. Investments (stated at estimated fair value) and liabilities of the separate accounts are reported separately as assets and liabilities. Deposits to separate accounts, investment income and recognized and unrealized gains and losses on the investments of the separate accounts accrue directly to contractholders, and, accordingly, are not reflected in the Company's statements of income and cash flows. Mortality, policy administration and surrender charges to all separate accounts are included in revenues.

      Application of Accounting Pronouncements

      In January 2003, the Financial Accounting Standards Board ("FASB") issued Interpretation No. 46, Consolidation of Variable Interest Entities ("FIN 46") which requires certain variable interest entities to be consolidated by the primary beneficiary of the entity if the equity investors in the entity do not have the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties. FIN 46 is effective for all new variable interest entities created or acquired after January 31, 2003. For variable interest entities created or acquired prior to February 1, 2003, the provisions of FIN 46 must be applied for the first interim or annual period beginning after June 15, 2003. The initial application of this standard is not expected to have a material impact on the Company's financial statements.

      In November 2002, the FASB issued Interpretation No. 45, Guarantor's Accounting and Disclosure Requirements for Guarantees Including Indirect Guarantees of Indebtedness of Others ("FIN 45"). FIN 45 requires entities to establish liabilities for certain types of guarantees, and expands financial statement disclosures for others. Disclosure requirements under FIN 45 are effective for financial statements of annual periods ending after December 15, 2002 and are applicable to all guarantees issued by the guarantor subject to the provisions of FIN 45. The initial recognition and initial measurement provisions of FIN 45 are applicable on a prospective basis to guarantees issued or modified after December 31, 2002. The Company does not expect the initial adoption of FIN 45 to have a significant impact on the Company's financial statements.

      In June 2002, the FASB issued SFAS No. 146, Accounting for Costs Associated with Exit or Disposal Activities ("SFAS 146"), which must be adopted for exit and disposal activities initiated after December 31, 2002. SFAS 146 will require that a liability for a cost associated with an exit or disposal activity be recognized and measured initially at fair value only when the liability is incurred rather than at the date of an entity's commitment to an exit plan as required by the Emerging Issues Task Force ("EITF") 94-3, Liability Recognition for Certain Employee Termination Benefits and

      Other Costs to Exit an Activity (including Certain Costs Incurred in a Restructuring) ("EITF 94-3"). The adoption of these requirements did not impact the Company's financial statements.

      In April 2002, the FASB issued SFAS No. 145, Rescission of FASB Statements No. 4, 44, and 64, Amendment of FASB Statement No. 13, and Technical Corrections ("SFAS 145"). In addition to amending or rescinding other existing authoritative pronouncements to make various technical corrections, clarify meanings, or describe their applicability under changed conditions, SFAS 145 generally precludes companies from recording gains and losses from the extinguishment of debt as an extraordinary item. SFAS 145 also requires sale-leaseback treatment for certain modifications of a capital lease that result in the lease being classified as an operating lease. SFAS 145 is effective for fiscal years beginning after May 15, 2002, and the initial application of this standard did not have a significant impact on the Company's results of operations, financial position or cash flows.

      Effective January 1, 2002, the Company adopted SFAS No. 144, Accounting for the Impairment or Disposal of Long-Lived Assets ("SFAS 144"). SFAS
      144 provides a single model for accounting for long-lived assets to be disposed of by superseding SFAS No. 121, Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to be Disposed Of ("SFAS 121"), and the accounting and reporting provisions of Accounting Principles Board ("APB") Opinion No. 30, Reporting the Results of Operations--Reporting the Effects of Disposal of a Segment of a Business, and Extraordinary, Unusual and Infrequently Occurring Events and Transactions ("APB 30"). Under SFAS 144, discontinued operations are measured at the lower of carrying value or fair value less costs to sell, rather than on a net realizable value basis. Future operating losses relating to discontinued operations also are no longer recognized before they occur. SFAS 144 (i) broadens the definition of a discontinued operation to include a component of an entity (rather than a segment of a business); (ii) requires long-lived assets to be disposed of other than by sale to be considered held and used until disposed; and (iii) retains the basic provisions of (a) APB 30 regarding the presentation of discontinued operations in the statements of income, (b) SFAS 121 relating to recognition and measurement of impaired long-lived assets (other than goodwill), and (c) SFAS 121 relating to the measurement of long-lived assets classified as held-for-sale. Adoption of SFAS 144 did not have a material impact on the Company's financial statements for 2002.

      In July 2001, the U.S. Securities and Exchange Commission ("SEC") released Staff Accounting Bulletin ("SAB") No. 102, Selected Loan Loss Allowance and Documentation Issues ("SAB 102"). SAB 102 summarizes certain of the SEC's views on the development, documentation and application of a systematic methodology for determining allowances for loan and lease losses. The application of SAB 102 by the Company did not have a material impact on the Company's financial statements.

      Effective April 1, 2001, the Company adopted certain additional accounting and reporting requirements of SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities--a Replacement of FASB Statement No. 125, relating to the derecognition of transferred assets and extinguished liabilities and the reporting of servicing assets and liabilities. The adoption of these requirements did not have a material impact on the Company's financial statements.

      Effective April 1, 2001, the Company adopted EITF 99-20, Recognition of Interest Income and Impairment on Certain Investments. This pronouncement requires investors in certain asset-backed securities to record changes in their estimated yield on a prospective basis and to apply specific evaluation methods to these securities for an other-than-temporary decline in value. The adoption of EITF 99-20 did not have a material impact on the Company's financial statements.

      Effective January 1, 2001, the Company adopted SFAS 133 which established new accounting and reporting standards for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities. The cumulative effect of the adoption of SFAS 133, as of January 1, 2001, had no material impact on either net income or comprehensive income. The FASB continues to issue additional guidance relating to the accounting for derivatives under SFAS 133, which may result in further adjustments to the Company's treatment of derivatives in subsequent accounting periods.

      Effective October 1, 2000, the Company adopted SAB No. 101, Revenue Recognition in Financial Statements ("SAB 101"). SAB 101 summarizes certain of the Securities and Exchange Commission's views in applying GAAP to revenue recognition in financial statements. The requirements of SAB 101 did not have a material effect on the Company's financial statements.

      Effective January 1, 2000, the Company adopted Statement of Position ("SOP") No. 98-7, Accounting for Insurance and Reinsurance Contracts That Do Not Transfer Insurance Risk ("SOP 98-7"). SOP 98-7 provides guidance on the method of accounting for insurance and reinsurance contracts that do not transfer insurance risk, defined in the SOP as the deposit method. SOP 98-7 classifies insurance and reinsurance contracts for which the deposit method is appropriate into those that (i) transfer only significant timing risk, (ii) transfer only significant underwriting risk, (iii) transfer neither significant timing nor underwriting risk and
      (iv) have an indeterminate risk. Adoption of SOP 98-7 did not have a material effect on the Company's financial statements.

2.  INVESTMENTS

      Fixed Maturities and Equity Securities

      Fixed maturities and equity securities at December 31, 2002 were as follows:

                                        Cost or   Gross Unrealized
                                       Amortized  ---------------- Estimated
                                         Cost       Gain    Loss   Fair Value
                                       ---------- -------- ------- ----------
                                               (Dollars in thousands)
   Fixed Maturities:
     Bonds:
       U.S corporate securities        $  959,507 $ 57,787 $22,130 $  995,164
       Mortgage-backed securities         711,001   18,384   1,655    727,730
       Foreign corporate securities       298,136   23,062   2,911    318,287
       U.S. treasuries/agencies           214,451    3,780      23    218,208
       Asset-backed securities            283,223    9,658   1,071    291,810
       Foreign government securities       44,771    3,444      93     48,122
                                       ---------- -------- ------- ----------
       Total fixed maturities          $2,511,089 $116,115 $27,883 $2,599,321
                                       ========== ======== ======= ==========
   Equity Securities:
                                       ---------- -------- ------- ----------
     Common stocks                     $    1,735 $    194 $     - $    1,929
                                       ========== ======== ======= ==========

      Fixed maturities and equity securities at December 31, 2001 were as follows:

                                        Cost or   Gross Unrealized Estimated
                                       Amortized  ---------------    Fair
                                         Cost      Gain     Loss     Value
                                       ---------- -------  ------- ----------
   Fixed Maturities:
     Bonds:
       U.S corporate securities        $  803,575 $34,216  $23,511 $  814,280
       Mortgage-backed securities         586,201  10,586    2,362    594,425
       Foreign corporate securities       256,305   6,488    8,960    253,833
       U.S. treasuries/agencies            22,864     859       62     23,661
       Asset-backed securities            173,901   2,691    6,476    170,116
       Foreign government securities       28,673   1,805      302     30,176
                                       ---------- -------  ------- ----------
       Total fixed maturities          $1,871,519 $56,645  $41,673 $1,886,491
                                       ========== =======  ======= ==========
   Equity Securities:
                                       ---------- -------  ------- ----------
       Common stocks                   $    1,957 $   279  $   707 $    1,529
                                       ========== =======  ======= ==========

      The Company did not hold any foreign currency derivatives to hedge the exchange rate risk associated with foreign bonds at December 31, 2002 or 2001.

      The Company held fixed maturities at estimated fair values that were below investment grade or not rated by an independent rating agency that totaled $176,397 thousand and $235,600 thousand at December 31, 2002 and 2001, respectively. At December 31, 2002 and 2001, non-income producing fixed maturities were $2,463 thousand and $8,299 thousand, respectively.

      The cost or amortized cost and estimated fair value of bonds at December 31, 2002, by contractual maturity date (excluding scheduled sinking funds), are shown below:

                                                    Cost or    Estimated
                                                   Amortized     Fair
                                                     Cost        Value
                                                   ----------  ----------
                                                   (Dollars in thousands)
       Due in one year or less                     $   78,023  $   79,118
       Due after one year through five years          589,335     611,792
       Due after five years through ten years         494,310     520,758
       Due after ten years                            355,197     368,113
                                                   ----------  ----------
           Subtotal                                 1,516,865   1,579,781
       Mortgage-backed and asset-backed securities    994,224   1,019,540
                                                   ----------  ----------
           Total bonds                             $2,511,089  $2,599,321
                                                   ==========  ==========

      Bonds not due at a single maturity date have been included in the above table in the year of final maturity. Actual maturities may differ from contractual maturities due to the exercise of prepayment options.

      Sales and writedowns of securities classified as available-for sale were as follows:

                                        Years ended December 31,
                                       --------------------------
                                         2002     2001     2000
                                       -------- -------- --------
                                         (Dollars in thousands)
               Proceeds                $344,356 $943,228 $642,074
               Gross investment gains     8,806      360   16,816
               Gross investment losses   22,705    6,589   24,872

      Gross investment losses above exclude writedowns recorded during 2002 and 2001 for other than temporarily impaired available-for-sale securities of $20,098 thousand and $4,918 thousand, respectively. There were no writedowns during 2000.

      Excluding investments in U.S. Treasury securities and obligations of U.S. government corporations and agencies, the Company is not exposed to any significant concentration of credit risk in its fixed maturities portfolio.

      Securities Lending Program

      Starting in 2002, the Company participates in securities lending programs whereby blocks of securities, which are included in investments, are loaned to third parties, primarily major brokerage firms. The Company requires a minimum of 102% of the fair value of the loaned securities to be separately maintained as collateral for the loans. Securities with a cost or amortized cost of $201,585 thousand and an estimated fair value of $219,662 thousand were on loan under the program at December 31, 2002. The Company was liable for cash collateral under its control of $224,569 thousand at December 31, 2002. Security collateral on deposit from customers may not be sold or repledged and is not reflected in the financial statements.

      Assets on Deposit

      The Company had investment assets on deposit with regulatory agencies with a fair market value of $5,515 thousand and $5,650 thousand at December 31, 2002 and 2001, respectively.

      Mortgage Loans on Real Estate

      Mortgage loans on real estate were categorized as follows:

                                               December 31,
                                     --------------------------------
                                           2002             2001
                                     ---------------  ---------------
                                      Amount  Percent  Amount  Percent
                                     -------- ------- -------- -------
                                          (Dollars in thousands)
         Commercial mortgage loans   $373,007    85%  $368,473    86%
         Agricultural mortgage loans   66,762    15%    61,403    14%
                                     --------   ---   --------   ---
           Total                      439,769   100%   429,876   100%
                                                ===              ===
         Less: Valuation allowances     2,048                -
                                     --------         --------
           Mortgage loans            $437,721         $429,876
                                     ========         ========

      Mortgage loans on real estate are collateralized by properties primarily located throughout the United States. At December 31, 2002, approximately 24%, 10% and 10% of the properties were located in California, New York and Rhode Island, respectively. Generally, the Company (as the lender) requires that a minimum of one-fourth of the purchase price of the underlying real estate be paid by the borrower.

      A portion of the Company's mortgage loans on real estate was impaired and consisted of the following:

                                                            December 31,
                                                       ----------------------
                                                                2002
                                                       ----------------------
                                                       (Dollars in thousands)
  Impaired mortgage loans with valuation allowances           $ 6,170
  Impaired mortgage loans without valuation allowances          3,928
                                                              -------
      Total                                                    10,098
  Less: Valuation allowances on impaired mortgages              2,048
                                                              -------
      Impaired mortgage loans                                 $ 8,050
                                                              =======

      There were no impaired mortgage loans on real estate for the years ended December 31, 2001 and 2000, respectively.

      The average investment in impaired mortgage loans on real estate was $3,682 thousand for the year ended December 31, 2002. Interest income on impaired mortgage loans was $806 thousand for the year ended December 31, 2002.

      The investment in restructured mortgage loans on real estate was $3,928 thousand at December 31, 2002. Interest income of $282 thousand was recognized on restructured loans for the year ended December 31, 2002. Gross interest income that would have been recorded in accordance with the original terms of such loans amounted to $282 thousand for the year ended December 31, 2002.

      There were no mortgage loans on real estate with scheduled payments of 60 days (90 days for agriculture mortgages) or more past due or in foreclosure for the years ended December 31, 2002 and 2001.

      Net Investment Income

      The components of net investment income were as follows:

                                                    Years ended December 31,
                                                   ---------------------------
                                                     2002     2001      2000
                                                   -------- --------  --------
                                                     (Dollars in thousands)
 Fixed maturities                                  $138,069 $130,888  $139,283
 Equity securities                                        -      (52)        -
 Mortgage loans on real estate                       30,950   33,852    29,301
 Policy loans                                         1,813    1,800     1,535
 Cash, cash equivalents and short-term investments    3,424    6,054     2,648
 Other                                                    -    1,983     1,030
                                                   -------- --------  --------
   Total                                            174,256  174,525   173,797
 Less: Investment expenses                              916      780     5,008
                                                   -------- --------  --------
   Net investment income                           $173,340 $173,745  $168,789
                                                   ======== ========  ========

      Net Investment Losses

      Net investment losses, including changes in valuation allowances, were as follows:

                                                   Years ended December 31,
                                                 ---------------------------
                                                   2002      2001      2000
                                                 --------  --------  -------
                                                    (Dollars in thousands)
   Fixed maturities                              $(33,476) $(11,152) $(8,056)
   Equity securities                                 (521)        5        -
   Mortgage loans on real estate                   (2,048)        -      185
   Other                                              (85)   (1,982)       -
                                                 --------  --------  -------
     Net investment losses                       $(36,130) $(13,129) $(7,871)
                                                 ========  ========  =======

      Net Unrealized Investment Gains (Losses)

      The components of net unrealized investment gains (losses), included in accumulated other comprehensive income, were as follows:

                                                   Years ended December 31,
                                                 ---------------------------
                                                   2002      2001     2000
                                                 --------  -------  --------
                                                    (Dollars in thousands)
  Fixed maturities                               $ 88,232  $14,972  $ (2,768)
  Equity securities                                   194     (428)        -
                                                 --------  -------  --------
    Total                                          88,426   14,544   (12,408)
                                                 --------  -------  --------
  Amounts allocable to:
    Deferred policy acquisition costs             (40,408)  (4,572)    1,627
  Deferred income taxes                           (16,806)  (3,871)      400
                                                 --------  -------  --------
    Total                                         (57,214)  (8,443)    2,027
                                                 --------  -------  --------
      Net unrealized investment gains (losses)   $ 31,212  $ 6,101  $   (741)
                                                 ========  =======  ========

      The changes in net unrealized investment gains (losses) were as follows:

                                                  Years ended December 31,
                                                ---------------------------
                                                  2002      2001     2000
                                                --------  -------  --------
                                                   (Dollars in thousands)
    Balance at January 1                        $  6,101  $  (741) $(12,408)
    Unrealized investment gains during the year   73,882   17,312    40,242
    Unrealized investment losses relating to:
      Deferred policy acquisition costs          (35,836)  (6,199)  (22,294)
    Deferred income taxes                        (12,935)  (4,271)   (6,281)
                                                --------  -------  --------
    Balance at December 31                      $ 31,212  $ 6,101  $   (741)
                                                ========  =======  ========
    Net change in unrealized investment gains   $ 25,111  $ 6,842  $ 11,667
                                                ========  =======  ========

3.  DERIVATIVE INSTRUMENTS

      The table below provides a summary of the notional amount and fair value of derivative financial instruments held at December 31, 2002 and 2001:

                          2002                        2001
               --------------------------- ---------------------------
                          Current Market              Current Market
                          or Fair Value               or Fair Value
               Notional ------------------ Notional ------------------
                Amount  Assets Liabilities  Amount  Assets Liabilities
               -------- ------ ----------- -------- ------ -----------
          Caps $270,000   $2     $    -    $270,000  $137    $    -
               ========   ==     ======    ========  ====    ======

      The following is a reconciliation of the notional amounts by derivative type at December 31, 2002 and 2001:

                         December 31,                         December 31,
                             2001                                 2002
                           Notional             Terminations/   Notional
                            Amount    Additions  Maturities      Amount
                         ------------ --------- ------------- ------------
                                      (Dollars in thousands)
      BY DERIVATIVE TYPE
      Caps                 $270,000    $    -      $    -       $270,000
                           ========    ======      ======       ========

      BY STRATEGY
      Liability hedging    $270,000    $    -      $    -       $270,000
                           ========    ======      ======       ========

      The following table presents the notional amounts of derivative financial instruments by maturity at December 31, 2002:

                              Remaining Life
       -------------------------------------------------------------
       One Year   After One Year   After Five Years
       or Less  Through Five Years Through Ten Years After Ten Years  Total
       -------- ------------------ ----------------- --------------- --------
                               (Dollars in thousands)
  Caps $120,000      $150,000           $    -           $    -      $270,000
       ========      ========           ======           ======      ========

      The following table presents the notional amounts and fair values of derivatives by type of hedge designation at December 31, 2002 and 2001:

                                  2002                     2001
                        ------------------------ ------------------------
                                 Current Market           Current Market
                                  of Fair Value            of Fair Value
                        Notional --------------- Notional ---------------
                         Amount  Asset Liability  Amount  Asset Liability
                        -------- ----- --------- -------- ----- ---------
                                     (Dollars in thousands)
       BY TYPE OF HEDGE
       Non qualifying   $270,000  $2    $    -   $270,000 $137   $    -
                        ========  ==    ======   ======== ====   ======

      For the years ended December 31, 2002 and 2001, the Company recognized net investment expense of $48 thousand and $39 thousand, respectively, and net investment gains of $104 thousand and $1,982 thousand, respectively, from derivatives not designated as accounting hedges.

4.  FAIR VALUE INFORMATION

      The estimated fair values of financial instruments have been determined by using available market information and the valuation methodologies described below. Considerable judgment is often required in interpreting market data to develop estimates of fair value. Accordingly, the estimates presented herein may not necessarily be indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

      Amounts related to the Company's financial instruments were as follows:

                                                      Carrying   Estimated
                                                       Value     Fair Value
      December 31, 2002                              ----------  ----------
                                                     (Dollars in thousands)
      Assets:
        Fixed maturities                             $2,599,321  $2,599,321
        Equity securities                                 1,929       1,929
        Mortgage loans on real estate                   437,721     483,604
        Policy loans                                     37,933      37,933
        Short-term investments                           63,340      63,340
        Cash and cash equivalents                        41,452      41,452
      Liabilities:
        Policyholder account balances                 2,837,425   2,713,674
        Long-term debt                                   35,000      35,000
        Payable under securities loaned transactions    224,569     224,569

                                              Carrying   Estimated
                                               Value     Fair Value
             December 31, 2001               ----------  ----------
                                             (Dollars in thousands)
             Assets:
               Fixed maturities              $1,886,491  $1,886,491
               Equity securities                  1,529       1,529
               Mortgage loans on real estate    429,876     441,985
               Policy loans                      39,287      39,287
               Short-term investments             9,837       9,837
               Cash and cash equivalents        150,454     150,454
             Liabilities:
               Policyholder account balances  2,290,873   2,219,528
               Long-term debt                    35,000      35,000

      The methods and assumptions used to estimate the fair values of financial instruments are summarized as follows:

         Fixed Maturities and Equity Securities

            The fair value of fixed maturities and equity securities are based upon quotations published by applicable stock exchanges or received from other reliable sources. For securities for which the market values were not readily available, fair values were estimated using quoted market prices of comparable investments.

         Mortgage Loans on Real Estate

            Fair values for mortgage loans on real estate are estimated by discounting expected future cash flows, using current interest rates for similar loans with similar credit risk.

         Policy Loans

            The carrying values for policy loans approximate fair value.

         Cash and Cash Equivalents and Short-term Investments

            The carrying values for cash and cash equivalents and short-term investments approximated fair market values due to the short-term maturities of these instruments.

         Policyholder Account Balances

            The fair value of policyholder account balances are estimated by discounting expected future cash flows, based upon interest rates currently being offered for similar contracts with maturities consistent with those remaining for the agreements being valued.

         Long-term Debt and Payables Under Securities Loaned Transactions

            The fair values of long-term debt and payables under securities loaned transactions are determined by discounting expected future cash flows, using risk rates currently available for debt with similar terms and remaining maturities.

         Derivative Instruments

            The fair value of derivative instruments, including caps, are based upon quotations obtained from dealers or other reliable sources. See
         Note 3 for derivative fair value disclosures.

5.  SEPARATE ACCOUNTS

      Separate accounts include one category of account type: non-guaranteed separate accounts totaling $2,597,620 thousand and $1,863,745 thousand at December 31, 2002 and 2001, respectively, for which the policyholder assumes the investment risk.

      Fees charged to the separate accounts by the Company (including mortality charges, policy administration fees and surrender charges) are reflected in the Company's revenues as investment-type product policy fees and totaled $33,761 thousand, $20,515 thousand, and $28,435 thousand for the years ended December 31, 2002, 2001 and 2000 respectively. The portfolios are segregated from other investments and are managed to minimize liquidity and interest rate risk.

6.  DEBT

      Debt consisted of the following:

                                                        December 31,
                                                       ----------------------
                                                        2002        2001
                                                         -------    -------
                                                       (Dollars in thousands)
          Surplus notes, interest rate 5%              $25,000     $25,000
          Surplus notes, interest rate LIBOR plus .75%  10,000      10,000
                                                         -------    -------
            Total long-term debt                       $35,000     $35,000
                                                         =======    =======

      Payments of interest and principal on the surplus notes, subordinated to all other indebtedness, may be made only with the prior approval of the insurance department of the state of domicile. Subject to the prior approval of the Superintendent, the surplus notes may be redeemed, in whole or in part, at the election of MLIG at any time.

      The aggregate maturities of long-term debt for the Company are payable upon regulatory approval.

      There are no principal payments due on the notes payable during the next five years.

      Interest expense related to the Company's indebtedness, included in other expenses, was $1,640 thousand, $2,196 thousand and $1,970 thousand for the years ended December 31, 2002, 2001 and 2000, respectively.

7.  COMMITMENTS AND CONTINGENCIES

      There are no pending legal proceedings which are beyond the ordinary course of business which could have a material financial effect on the Company.

8.  RELATED PARTY TRANSACTIONS

      The Company entered into a Service Agreement, an Investment Management Agreement and a Principal Underwriters and Selling Agreement with its affiliated companies for 2002 and 2001. The affiliated companies are Metropolitan Life, which provides management services, employees, policy administration functions and investment advice necessary to conduct the activities of the Company and MLIG and MetLife Investors Distribution Company, which provide distribution services to the Company. Expenses charged to the Company for these distribution services are limited to amounts that effectively equal pricing expense levels. This results in residual expenses reflected in the results of MLIG. Expenses and fees paid to affiliated companies in 2002 and 2001 for the Company, recorded in other expenses, were $58,728 thousand and $33,169 thousand, respectively.

      Prior to 2001, the Company had marketing and administrative agreements with MLIG under which MLIG provided most of the Company's marketing and policyholder administration services. The amount incurred under these agreements, recorded in other expenses, was $51,487 thousand for 2000. A substantial portion of these amounts are commissions and were deferred as policy acquisition costs.

      Prior to 2001, the Company had management agreements with MLIG under which the latter provided certain personnel, administrative services and office space. The amount incurred under these agreements, recorded in other expenses, was $3,823 thousand in 2000.

      The Company had marketing and administrative agreements with Metropolitan Life under which the latter provided certain marketing and policyholder administration services. The amounts incurred under these agreements, recorded in other expenses, was $5,802 thousand in 2000.

      The Company had investment advisory agreements with Met Investors Advisory LLC, a subsidiary of MLIG. Fees of $5,466 thousand were paid in 2000 pursuant to these agreements and recorded in other expenses.

      Since the company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

      In December 2001, the Company paid dividends on preferred and common stock in the amount of $19,900 thousand to MLIG.

9.  INCOME TAXES

      Income tax (benefit) provision attributable to income from continuing operations consists of the following:

                                               Years ended December 31,
                                              --------------------------
                                                2002      2001     2000
                                              --------  --------  ------
                                                (Dollars in thousands)
        Current income tax expense (benefit)  $ 15,353  $ (9,669) $1,682
        Deferred income tax (benefit) expense  (24,387)   (9,187)  5,094
                                              --------  --------  ------
        (Benefit) provision for income taxes  $ (9,034) $(18,856) $6,776
                                              ========  ========  ======

      Income tax (benefit) provision attributable to income from operations differed from the amounts computed by applying the U.S. federal income tax rate of 35% to pre-tax income as a result of the following:

                                                   Years ended December 31,
                                                  --------------------------
                                                    2002     2001      2000
                                                  -------  --------  -------
                                                    (Dollars in thousands)
   Tax (benefit) provision at U.S. statutory rate $(6,298) $(16,171) $ 9,701
   Decrease in income tax resulting from:
     Tax exempt investment income                  (2,735)   (2,685)  (4,123)
     Other, net                                        (1)        -    1,198
                                                  -------  --------  -------
   (Benefit) provision for income taxes           $(9,034) $(18,856) $ 6,776
                                                  =======  ========  =======

      Deferred income taxes represent the tax effect of the differences between the book and tax bases of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following:

                                                    December 31,
                                                  ----------------------
                                                    2002       2001
                                                   --------    -------
                                                  (Dollars in thousands)
             Deferred income tax assets:
               Reserve for future policy benefits $ 97,708    $38,734
               Loss and credit carryforwards         6,118          -
               Other, net                              875          -
                                                   --------    -------
               Total deferred tax asset            104,701     38,734
                                                   --------    -------

             Deferred income tax liabilities:
               Deferred policy acquisition costs    82,535     60,452
               Investments                          19,950        276
               Unrealized gain on investments       16,806      3,871
               Other, net                                -        205
                                                   --------    -------
                                                   119,291     64,804
                                                   --------    -------
             Net deferred income tax liability    $ 14,590    $26,070
                                                   ========    =======

      The Company has capital loss carryforwards of $17,500 thousand at December 31, 2002, which will expire in 2007. The loss carryforwards are expected to be utilized during the period allowed.

      The Company has been audited by the Internal Revenue Service for the years through and including 1997. The Company is being audited for the years 1998 through 2000. The Company believes that any adjustments that might be required for open years will not have a material effect on the Company's financial statements.

10. REINSURANCE

      Effective April 1, 2001, the Company entered into a Yearly Renewable Term ("YRT") reinsurance agreement with Exeter Reassurance Company, Ltd., (a MetLife affiliate) to automatically cede varying percentages of the Guaranteed Minimum Death Benefit Rider, Guaranteed Minimum Income Benefit Rider and Earnings Preservation Benefit Rider associated with certain variable annuity contracts. The Company ceded reserves of $267 thousand and $16 thousand at December 31, 2002 and 2001, respectively. The Company recognized operating losses of approximately ($560) thousand and ($61) thousand from this transaction in 2002 and 2001, respectively.

      The Company currently reinsures 90% of its new production of variable and fixed annuities to an affiliate. Also, the Company currently reinsures 55% of the riders containing benefit guarantees related to variable annuities. The Company is contingently liable with respect to ceded reinsurance should any reinsurer be unable to meet its obligations under these agreements.

      The amounts in the statements of income are presented net of reinsurance ceded. The effects of reinsurance were as follows:

                                               Year ended December 31,
                                              -------------------------
                                                2002     2001     2000
                                              -------  -------  -------
                                                (Dollars in thousands)
        Direct premiums                       $28,835  $21,031  $25,004
        Reinsurance ceded                      (4,874)  (5,116)  (5,956)
                                              -------  -------  -------
        Net premiums                          $23,961  $15,915  $19,048
                                              =======  =======  =======
        Reinsurance recoveries netted against
          policyholder benefits               $ 4,910  $ 2,942
                                              =======  =======

      Reinsurance recoverables, included in premiums and other receivables, were $645 thousand and $659 thousand at December 31, 2002 and 2001, respectively.

11. STATUTORY CAPITAL AND RESTRICTIONS

      Dividend Restrictions

      Under the Delaware Insurance Law, the maximum amount of distributions which can be made to the Company's parent in any given year, without prior approval by the Delaware Commissioner of Insurance, is equal to the greater of (i) 10% of the Company's surplus as of December 31 of the preceding calendar year, or (ii) the net gain from operations for the preceding calendar year (excluding realized investment gains). Any dividends paid, whether or not in excess of the aforementioned threshold, from a source other than statutory earned surplus also requires the prior approval of the Delaware Commissioner of Insurance. At December 31, 2002, the maximum amount of dividends the Company could pay MLIG in 2003 without prior approval from the state insurance regulatory authorities is $40,245 thousand.

      Statutory Equity and Income

      The Company is required to file annual statements with various state insurance regulatory authorities on a statutory basis.

      The National Association of Insurance Commissioners ("NAIC") adopted the Codification of Statutory Accounting Principles (the "Codification"), which is intended to standardize regulatory accounting and reporting to state insurance departments, and became effective January 1, 2001. However, statutory accounting principles continue to be established by individual state laws and permitted practices. The Department required adoption of the Codification, with certain modifications, for the preparation of statutory financial statements effective January 1, 2001. The impact of adoption did not materially impact statutory capital and surplus. Further modifications by state insurance departments may impact the effect of the Codification on the Company's statutory surplus and capital.

      Statutory net income of the Company, as filed with the Delaware Insurance Department, was $13,402 thousand, $1,334 thousand and $10,536 thousand for the years ended 2002, 2001 and 2000, respectively; statutory capital and surplus, as filed, was $148,055 thousand and $124,196 thousand at December 31, 2002 and 2001, respectively.

12. OTHER COMPREHENSIVE INCOME

      The following table sets forth the reclassification adjustments required for the years ended December 31, 2002, 2001 and 2000 to avoid double-counting in other comprehensive income items that are included as part of net income for the current year that have been reported as a part of other comprehensive income:

                                                               Years ended December 31,
                                                              --------------------------
                                                                2002      2001     2000
                                                              --------  -------  -------
                                                                (Dollars in thousands)
Holding gains (losses) on investments arising during the year $ 34,600  $(6,644) $10,078
Income tax effect of holding (gains) or losses                 (11,749)   1,945   (3,527)
Reclassification adjustments:
  Recognized holding losses included in current year income     33,997   24,008    7,871
  Amortization of premiums and accretion of discounts
    associated with investments                                  5,285      (52)       -
  Income tax effect                                            (13,513)  (8,385)  (2,755)
Allocation of holding losses on investments relating to other
  policyholder amounts                                         (35,836)  (6,199)       -
Income tax effect of allocation of holding gains or losses to
  other policyholder amounts                                    12,327    2,169        -
                                                              --------  -------  -------
Other comprehensive income                                    $ 25,111  $ 6,842  $11,667
                                                              ========  =======  =======

Part C                    OTHER INFORMATION

ITEM 24.    FINANCIAL STATEMENTS AND EXHIBITS

        (a) Financial Statements contained herein

               (1) MetLife Investors USA Separate Account A

                      Part A - Condensed Financial Information
                      Part B - Statement of Assets and Liabilities,
                               Statement of Operations, Statement of
                               Changes in Net Assets, Statement of
                               Investments

               (2) MetLife Investors USA Insurance Company

                      Part B - Depositor's financial statements with notes

          (b) Exhibits
                      (9) Consent of Counsel
                      (10) Consents of Independent Auditors
                      (13) Organizational Chart

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

The following are the Officers and Directors who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Company:


Name and Principal                          Positions and Offices
Business Address                            with Depositor
----------------------                      ----------------------

Michael K. Farrell                          Chairman of the Board, President,
22 Corporate Plaza Drive                    Chief Executive Officer and Director
Newport Beach, CA  92660

Susan A. Buffum                             Director
334 Madison Avenue
Convent Station, NJ 07961

James P. Bossert                            Executive Vice President, Chief
22 Corporate Plaza Drive                    Financial Officer and Director
Newport Beach, CA  92660

Michael R. Fanning                          Director
501 Boylston Street
Boston, MA 02116

Elizabeth M. Forget                         Director
One Madison Avenue
New York, NY  10010

George Foulke                               Director
501 Route 22
Bridgewater, NJ 08807

Hugh C. McHaffie                            Director
501 Boylston Street
Boston, MA  02116

Richard C. Pearson                          Senior Vice President, General
22 Corporate Plaza Drive                    Counsel, Secretary and Director
Newport Beach, CA  92660

Jeffrey A. Tupper                           Assistant Vice President and
22 Corporate Plaza Drive                    Director
Newport Beach, CA 92660

Debora L. Buffington                        Vice President
22 Corporate Plaza Drive
Newport Beach, CA  92660

Betty Davis                                 Vice President
1125 - 17th Street
Denver, CO 80202

Louis M. Weisz                              Vice President, Appointed Actuary
501 Boylston Street
Boston, MA  02116

Anthony J. Williamson                       Treasurer
One Madison Avenue
New York, NY  10001


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OF REGISTRANT

The Registrant is a Separate Account of MetLife Investors USA Insurance Company ("depositor"). For a complete listing and diagram of all persons directly or indirectly controlled by or under common control with the depositor, see Exhibit 13.

ITEM 27.    NUMBER OF CONTRACT OWNERS

As of February 28, 2003, there were 56,264 qualified contact owners and 64 non-qualified contract owners.

Item 28.    Indemnification

None

ITEM 29.   PRINCIPAL UNDERWRITERS

     (a) MetLife Investors Distribution Company is the principal underwriter for the following investment companies (other than Registrant):

   Met Investors Series Trust
   MetLife Investors Variable Annuity Account One
   MetLife Investors Variable Annuity Account Five
   MetLife Investors Variable Life Account One
   MetLife Investors Variable Life Account Five
   First MetLife Investors Variable Annuity Account One

     (b) MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are the officers and directors of MetLife Investors Distribution Company. The principal business address for each officer and director of MetLife Investors Distribution Company is 22 Corporate Plaza Drive, Newport Beach, CA 92660.


NAME AND PRINCIPAL                          POSITIONS AND OFFICES
 BUSINESS ADDRESS                             WITH UNDERWRITER
 ----------------                             ----------------

Richard C. Pearson                      President and Director
22 Corporate Plaza Drive
Newport Beach, CA 92660

Elizabeth M. Forget                     Executive Vice President and Director
One Madison Avenue
New York, NY  10010

Edward Wilson                           Executive Vice President and Director
22 Corporate Plaza Drive
Newport Beach, CA 92660

A. Frank Beaz                           Director
22 Corporate Plaza Drive
Newport Beach, CA 92660

James P. Bossert                        Director
22 Corporate Plaza Drive
Newport Beach, CA 92660

Brian A. Kroll                          Director
22 Corporate Plaza Drive
Newport Beach, CA 92660

Michael K. Farrell                      Director
22 Corporate Plaza Drive
Newport Beach, CA 92660

Paul Hipworth                           Executive Vice President, Chief
22 Corporate Plaza Drive                Financial Officer
Newport Beach, CA 92660

Paul A. LaPiana                         Executive Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660

Leslie Sutherland                       Executive Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660

Charles M. Deuth                        Vice President and Director
22 Corporate Plaza Drive
Newport Beach, CA 92660

Debora L. Buffington                    Vice President, Director of Compliance
22 Corporate Plaza Drive
Newport Beach, CA 92660

James R. Fitzpatrick                    Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660

Paul M. Kos                             Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660

Deron J. Richens                        Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660

Paul A. Smith                           Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660

Cathy Sturdivant                        Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660

Paulina Vakouros                        Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660

Jonnie L. Crawford                      Secretary
22 Corporate Plaza Drive
Newport Beach, CA 92660

Anthony J. Williamson                   Treasurer
One Madison Avenue
New York, NY 10010


     (c) Not Applicable.

ITEM 30.    LOCATION OF ACCOUNTS AND RECORDS

MetLife Investors Distribution Company, underwriter for the registrant, is located at 22 Corporate Plaza Drive, Newport Beach, California 92660. It maintains those accounts and records required to be maintained by it pursuant to
Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder.

MetLife Investors USA Insurance Company, the depositor for the registrant, is located at 22 Corporate Plaza Drive, Newport Beach, California 92660. It maintains those accounts and records required to be maintained by it pursuant to
Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder and as custodian for the Registrant.

MetLife Investors Group, Inc. is located at 22 Corporate Drive, Newport Beach, California 92660. It performs substantially all of the recordkeeping and administrative services in connection with the Registrant.

ITEM 31.    MANAGEMENT SERVICES

Not applicable.

ITEM 32.    UNDERTAKINGS

Registrant makes the following undertaking:

MetLife Investors USA represents that the fees and charges deducted under the Contracts described herein this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by MetLife Investors.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Newport Beach, and State of California on this 25th day of April, 2003.

                              METLIFE INVESTORS USA SEPARATE ACCOUNT A
                              (Registrant)

                         By:  METLIFE INVESTORS USA INSURANCE COMPANY

                         By:  /s/ MICHAEL K. FARRELL
                              -----------------------------------------

                               METLIFE INVESTORS USA INSURANCE COMPANY
                                Depositor

                          By: /s/ MICHAEL K. FARRELL
                               -----------------------------------------

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

/s/ MICHAEL K. FARRELL        Chief Executive Officer, President            4-25-03
----------------------------- and Director                                  --------
Michael K. Farrell                                                           Date


/s/ JAMES P. BOSSERT          Executive Vice President and Chief Financial   4-25-03
---------------------------   Officer (Principal Accounting Officer) and    --------
James P. Bossert              Director                                        Date


/s/ SUSAN A. BUFFUM*          Director                                       4-25-03
----------------------------                                                --------
Susan A. Buffum                                                              Date


/s/ MICHAEL R. FANNING*       Director                                       4-25-03
----------------------------                                                --------
Michael R. Fanning                                                           Date


                              Director                                       4-25-03
----------------------------                                                --------
Elizabeth M. Forget


                              Director                                       4-25-03
----------------------------                                                --------
George Foulke                                                                 Date


/s/ HUGH C. MCHAFFIE*          Director                                       4-25-03
----------------------------                                                --------
Hugh C. McHaffie                                                              Date


/s/ RICHARD C. PEARSON        Director                                       4-25-03
----------------------------                                                --------
Richard C. Pearson                                                            Date


                               Director                                      4-25-03
----------------------------                                                --------
Jeffrey A. Tupper                                                             Date


                                    *By: /s/ RICHARD C. PEARSON
                                         ---------------------------------------
                                         Richard C. Pearson, Attorney-in-fact

                     METLIFE INVESTORS USA INSURANCE COMPANY


                                Power of Attorney

                               Michael K. Farrell
                        Chairman of the Board, President
                           and Chief Executive Officer

         KNOW ALL MEN BY THESE PRESENTS, that I, Chairman of the Board, President and Chief Executive Officer of MetLife Investors USA Insurance Company, a Delaware company, do hereby appoint Michele H. Abate, James P. Bossert, John E. Connolly, Jr., Anne M. Goggin, Brian A. Kroll, Richard C. Pearson, Gina C. Sandonato and Marie C. Swift, and each of them severally, my true and lawful attorney-in-fact, for me and in my name, place and stead to execute and file any instrument or document to be filed as part of or in connection with or in any way related to the Registration Statements and any and all amendments thereto, filed by said Company under the Securities Act of 1933 and/or the Investment Company Act of 1940, in connection with MetLife Investors USA Separate Account A or any other separate accounts for variable contracts of said Company created in the future, and to have full power and authority to do or cause to be done in my name, place and stead each and every act and thing necessary or appropriate in order to effectuate the same, as fully to all intents and purposes as I might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact or any of them, may do or cause to be done by virtue hereof. Each said attorney-in-fact shall have power to act hereunder with or without the others.

         IN WITNESS WHEREOF, I have hereunto set my hand this ____ day of December, 2002.



                                             /s/ Michael K. Farrell
                                             --------------------------------
                                             Michael K. Farrell

                     METLIFE INVESTORS USA INSURANCE COMPANY


                                Power of Attorney

                                James P. Bossert
               Executive Vice President, Chief Financial Officer,
                    Principal Accounting Officer and Director

         KNOW ALL MEN BY THESE PRESENTS, that I, Executive Vice President, Chief Financial Officer, Principal Accounting Officer and Director of MetLife Investors USA Insurance Company, a Delaware company, do hereby appoint Michele
H. Abate, John E. Connolly, Jr., Michael K. Farrell, Anne M. Goggin, Brian A. Kroll, Richard C. Pearson, Gina C. Sandonato and Marie C. Swift, and each of them severally, my true and lawful attorney-in-fact, for me and in my name, place and stead to execute and file any instrument or document to be filed as part of or in connection with or in any way related to the Registration Statements and any and all amendments thereto, filed by said Company under the Securities Act of 1933 and/or the Investment Company Act of 1940, in connection with MetLife Investors USA Separate Account A or any other separate accounts for variable contracts of said Company created in the future, and to have full power and authority to do or cause to be done in my name, place and stead each and every act and thing necessary or appropriate in order to effectuate the same, as fully to all intents and purposes as I might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact or any of them, may do or cause to be done by virtue hereof. Each said attorney-in-fact shall have power to act hereunder with or without the others.

     IN WITNESS WHEREOF, I have hereunto set my hand this 13th day of December, 2002.



                                             /s/ James P. Bossert
                                             --------------------------------
                                             James P. Bossert

                     METLIFE INVESTORS USA INSURANCE COMPANY


                                Power of Attorney

                                 Susan A. Buffum
                                    Director

         KNOW ALL MEN BY THESE PRESENTS, that I, a Director of MetLife Investors USA Insurance Company, a Delaware company, do hereby appoint Michele H. Abate, James P. Bossert, John E. Connolly, Jr., Michael K. Farrell, Anne M. Goggin, Brian A. Kroll, Richard C. Pearson, Gina C. Sandonato and Marie C. Swift, and each of them severally, my true and lawful attorney-in-fact, for me and in my name, place and stead to execute and file any instrument or document to be filed as part of or in connection with or in any way related to the Registration Statements and any and all amendments thereto, filed by said Company under the Securities Act of 1933 and/or the Investment Company Act of 1940, in connection with MetLife Investors USA Separate Account A or any other separate accounts for variable contracts of said Company created in the future, and to have full power and authority to do or cause to be done in my name, place and stead each and every act and thing necessary or appropriate in order to effectuate the same, as fully to all intents and purposes as I might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact or any of them, may do or cause to be done by virtue hereof. Each said attorney-in-fact shall have power to act hereunder with or without the others.

         IN WITNESS WHEREOF, I have hereunto set my hand this 13th day of December, 2002.



                                             /s/ Susan A. Buffum
                                             --------------------------------
                                             Susan A. Buffum

                     METLIFE INVESTORS USA INSURANCE COMPANY


                                Power of Attorney

                               Michael R. Fanning
                                    Director

         KNOW ALL MEN BY THESE PRESENTS, that I, a Director of MetLife Investors USA Insurance Company, a Delaware company, do hereby appoint Michele H. Abate, James P. Bossert, John E. Connolly, Jr., Michael K. Farrell, Anne M. Goggin, Brian A. Kroll, Richard C. Pearson, Gina C. Sandonato and Marie C. Swift, and each of them severally, my true and lawful attorney-in-fact, for me and in my name, place and stead to execute and file any instrument or document to be filed as part of or in connection with or in any way related to the Registration Statements and any and all amendments thereto, filed by said Company under the Securities Act of 1933 and/or the Investment Company Act of 1940, in connection with MetLife Investors USA Separate Account A or any other separate accounts for variable contracts of said Company created in the future, and to have full power and authority to do or cause to be done in my name, place and stead each and every act and thing necessary or appropriate in order to effectuate the same, as fully to all intents and purposes as I might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact or any of them, may do or cause to be done by virtue hereof. Each said attorney-in-fact shall have power to act hereunder with or without the others.

         IN WITNESS WHEREOF, I have hereunto set my hand this ____ day of December, 2002.



                                             /s/ Michael R. Fanning
                                             --------------------------------
                                             Michael R. Fanning

                     METLIFE INVESTORS USA INSURANCE COMPANY


                                Power of Attorney

                                Hugh C. McHaffie
                                    Director

         KNOW ALL MEN BY THESE PRESENTS, that I, a Director of MetLife Investors USA Insurance Company, a Delaware company, do hereby appoint Michele H. Abate, James P. Bossert, John E. Connolly, Jr., Michael K. Farrell, Anne M. Goggin, Brian A. Kroll, Richard C. Pearson, Gina C. Sandonato and Marie C. Swift, and each of them severally, my true and lawful attorney-in-fact, for me and in my name, place and stead to execute and file any instrument or document to be filed as part of or in connection with or in any way related to the Registration Statements and any and all amendments thereto, filed by said Company under the Securities Act of 1933 and/or the Investment Company Act of 1940, in connection with MetLife Investors USA Separate Account A or any other separate accounts for variable contracts of said Company created in the future, and to have full power and authority to do or cause to be done in my name, place and stead each and every act and thing necessary or appropriate in order to effectuate the same, as fully to all intents and purposes as I might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact or any of them, may do or cause to be done by virtue hereof. Each said attorney-in-fact shall have power to act hereunder with or without the others.

         IN WITNESS WHEREOF, I have hereunto set my hand this _31st day of December, 2002.



                                             /s/ Hugh C. McHaffie
                                             --------------------------------
                                             Hugh C. McHaffie

                     METLIFE INVESTORS USA INSURANCE COMPANY


                                Power of Attorney

                               Richard C. Pearson
                       Executive Vice President, Secretary
                                  and Director

         KNOW ALL MEN BY THESE PRESENTS, that I, a Executive Vice President, Secretary and Director of MetLife Investors USA Insurance Company, a Delaware company, do hereby appoint Michele H. Abate, James P. Bossert, John E. Connolly, Jr., Michael K. Farrell, Anne M. Goggin, Brian A. Kroll, Gina C. Sandonato and Marie C. Swift, and each of them severally, my true and lawful attorney-in-fact, for me and in my name, place and stead to execute and file any instrument or document to be filed as part of or in connection with or in any way related to the Registration Statements and any and all amendments thereto, filed by said Company under the Securities Act of 1933 and/or the Investment Company Act of 1940, in connection with MetLife Investors USA Separate Account A or any other separate accounts for variable contracts of said Company created in the future, and to have full power and authority to do or cause to be done in my name, place and stead each and every act and thing necessary or appropriate in order to effectuate the same, as fully to all intents and purposes as I might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact or any of them, may do or cause to be done by virtue hereof. Each said attorney-in-fact shall have power to act hereunder with or without the others.

         IN WITNESS WHEREOF, I have hereunto set my hand this 12th day of December, 2002.



                                             /s/ Richard C. Pearson
                                             --------------------------------
                                             Richard C. Pearson